UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen High Yield Municipal Bond Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 101.2%

	MUNICIPAL BONDS – 99.9%

	National – 0.0%

$2,463	Municipal Tax Exempt Asset Trust, Trust Receipt, Series 2010-7 Loma Linda University Behavioral Medicine Center, Inc., 4.390%, 12/01/26	2/16 at 100.00	N/R	$2,446,227

	Alabama – 1.7%

16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30 (4)	8/20 at 100.00	N/R	14,118,240

10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	7/16 at 100.00	B3	10,044,499

3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	7/16 at 100.00	B3	3,882,199

10,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45	9/25 at 100.00	N/R	10,248,300

14,165	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37 (Pre-refunded 2/01/17)	2/17 at 101.00	N/R (5)	14,933,593

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
3,425	5.125%, 4/01/17 – AMBAC Insured	4/16 at 100.00	B1	3,430,377
1,900	5.125%, 4/01/19 – AMBAC Insured	4/16 at 100.00	B1	1,901,330
140	5.125%, 4/01/20 – AMBAC Insured	4/16 at 100.00	B1	140,049
2,540	5.125%, 4/01/21 – AMBAC Insured	4/16 at 100.00	B1	2,538,679
2,525	5.000%, 4/01/26 – AMBAC Insured	4/16 at 100.00	B1	2,366,581

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
655	5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	AA–	655,419
1,500	5.000%, 4/01/22 – NPFG Insured	4/16 at 100.00	AA–	1,500,765
1,000	5.000%, 4/01/23 – NPFG Insured	4/16 at 100.00	AA–	1,000,380
7,990	5.000%, 4/01/24 – NPFG Insured	4/16 at 100.00	AA–	8,088,277

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
4,275	5.250%, 1/01/17	7/16 at 100.00	A–	4,316,895
5,000	5.000%, 1/01/24	7/16 at 100.00	A–	5,049,000

4,500	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A, 5.500%, 10/01/53 – AGM Insured	10/23 at 102.00	AA	5,117,400

	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C:
16,370	0.000%, 10/01/38 – AGM Insured	10/23 at 105.00	AA	12,207,109
5,000	0.000%, 10/01/42 – AGM Insured	10/23 at 105.00	AA	3,684,800
2,520	0.000%, 10/01/46 – AGM Insured	10/23 at 105.00	AA	1,849,856
10,000	0.000%, 10/01/50 – AGM Insured	10/23 at 105.00	AA	7,284,700

36,600	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.000%, 10/01/42	10/23 at 105.00	BBB–	42,743,309

31,010	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	29,594,082

Nuveen Investments	1

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alabama (continued)

$10,000	Phoenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, 4.125%, 5/15/35 (Alternative Minimum Tax)	No Opt. Call	BBB	$10,001,300

6,165	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	6,202,668

	The Special Care Facilities Financing Authority of the City of Birmingham, Alabama, Revenue and Improvement Bonds, Methodist Home for the Aging, Refunding Series 2015-1:
1,350	5.750%, 6/01/35	6/26 at 100.00	N/R	1,383,183
2,500	5.750%, 6/01/45	6/26 at 100.00	N/R	2,545,625
210,995	Total Alabama			206,828,615

	Arizona – 2.8%

4,250	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2046, 19.771%, 7/01/27 (IF) (6)	1/18 at 100.00	AA–	5,349,560

1,750	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 4695, 19.291%, 1/01/31 (IF) (6)	1/18 at 100.00	AA–	2,206,890

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
655	5.000%, 7/15/29	7/24 at 100.00	N/R	701,132
650	5.000%, 7/15/33	7/24 at 100.00	N/R	690,027
750	5.000%, 7/15/38	7/24 at 100.00	N/R	784,185

1,085	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%, 7/01/39	7/24 at 100.00	N/R	1,152,856

2,100	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 5.000%, 7/01/39	7/25 at 100.00	N/R	2,117,472

403	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/16 at 100.00	N/R	404,366

3,250	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	BB	3,537,495

3,000	Industrial Development Authority of Phoenix, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45	No Opt. Call	BB	2,986,140

	Industrial Development Authority of Phoenix, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015:
650	5.000%, 7/01/35	7/25 at 100.00	N/R	694,798
1,195	5.000%, 7/01/45	7/25 at 100.00	N/R	1,246,959

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R	422,188

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A:
1,880	5.000%, 7/01/35	7/25 at 100.00	N/R	1,988,739
3,130	5.000%, 7/01/46	7/25 at 100.00	N/R	3,238,955

13,105	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012, 7.500%, 7/01/42	7/22 at 100.00	C	5,372,395

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
$3,000	6.500%, 7/01/34	7/24 at 100.00	N/R	$3,389,700
10,000	6.750%, 7/01/44	7/24 at 100.00	N/R	11,333,699

5,365	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41	7/21 at 100.00	N/R	5,954,453

640	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.000%, 7/01/32	7/21 at 100.00	BB	688,576

	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A:
2,410	7.250%, 7/01/32	7/20 at 100.00	N/R	2,539,080
3,725	7.500%, 7/01/42	7/20 at 100.00	N/R	3,946,973

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014:
21,375	5.000%, 2/01/29	2/24 at 100.00	B+	21,798,652
18,375	5.125%, 2/01/34	2/24 at 100.00	B+	18,603,585
24,530	5.375%, 2/01/41	2/24 at 100.00	B+	24,912,422

5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (6)	6/22 at 100.00	A	5,443,600

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 1086:
2,080	18.154%, 6/01/34 – AGM Insured (IF) (6)	6/22 at 100.00	A	3,154,861
1,500	17.212%, 6/01/42 – AGM Insured (IF) (6)	6/22 at 100.00	A	2,032,320
375	17.212%, 6/01/42 – AGM Insured (IF) (6)	6/22 at 100.00	A	508,080
1,265	17.212%, 6/01/42 – AGM Insured (IF) (6)	6/22 at 100.00	A	1,713,923
975	17.190%, 6/01/42 – AGM Insured (IF) (6)	6/22 at 100.00	A	1,320,560
775	17.185%, 6/01/42 – AGM Insured (IF) (6)	6/22 at 100.00	A	1,049,583

4,820	Phoenix Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Christian Care Manor I and Christian Care Manor II, Inc. Project, Series 2005A, 5.500%, 7/01/35	7/16 at 100.00	Baa2	4,829,640

3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BB–	3,673,257

	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Choice Education and Development, Series 2006:
75	6.000%, 6/01/16	No Opt. Call	N/R	75,791
1,465	6.250%, 6/01/26	6/16 at 100.00	N/R	1,478,566
4,225	6.375%, 6/01/36	6/16 at 100.00	N/R	4,259,518

	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014:
1,000	7.000%, 5/01/34	5/24 at 100.00	N/R	1,082,850
1,800	7.250%, 5/01/44	5/24 at 100.00	N/R	1,959,876

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
1,860	6.750%, 3/01/34	3/24 at 100.00	N/R	2,015,812
4,990	8.750%, 3/01/44	3/24 at 100.00	N/R	5,685,806

8,790	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 9.000%, 2/01/44	2/24 at 100.00	N/R	8,947,781

Nuveen Investments	3

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$7,925	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (5)	$9,685,618

2,250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, American Charter School Foundation, Series 2007A, 5.625%, 7/01/38	7/17 at 100.00	BB	2,133,360

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
610	7.000%, 1/01/22	1/17 at 100.00	B	611,183
4,275	7.375%, 1/01/32	1/22 at 100.00	B	4,202,111
6,695	7.500%, 1/01/42	1/22 at 100.00	B	6,465,094

4,000	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Horizon Community Learning Center Project, Series 2000, 5.250%, 6/01/35	6/16 at 100.00	BBB–	4,014,120

5,770	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools, Mesa Project, Series 2015A, 5.000%, 12/15/34	No Opt. Call	BB+	5,864,743

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010:
1,190	6.000%, 6/01/40	6/19 at 100.00	BB+	1,233,483
2,750	6.100%, 6/01/45	6/19 at 100.00	BB+	2,854,583

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
250	5.875%, 6/01/22	6/16 at 100.00	BB+	251,695
1,575	6.000%, 6/01/36	6/16 at 100.00	BB+	1,581,757

2,815	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	Baa3	2,949,304

3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, Clark County Detention Facility Project, Tender Option Bond Trust 2015-XF0087, 15.475%, 3/01/30 (IF)	3/18 at 100.00	AA–	3,953,148

	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series 2008:
880	6.625%, 12/01/17	No Opt. Call	B–	888,008
14,560	7.000%, 12/01/27	12/17 at 102.00	B–	14,109,514

19,225	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	B+	21,665,806

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	BBB+	71,140
80	5.250%, 12/01/28	No Opt. Call	BBB+	98,005
26,530	5.500%, 12/01/37	No Opt. Call	BBB+	31,099,792

4,425	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.900%, 4/01/32	4/17 at 100.00	A	4,509,650

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,203,114
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R	3,494,400

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
700	5.500%, 7/01/16	No Opt. Call	N/R	705,691
8,007	5.750%, 7/01/22	7/16 at 100.00	N/R	8,069,294
10,837	6.000%, 7/01/30	7/16 at 100.00	N/R	10,905,272

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$4,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Series 2012, 5.125%, 3/01/42	No Opt. Call	BB+	$4,419,899

	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2011:
3,215	7.625%, 3/01/31	3/21 at 100.00	BB+	3,731,811
1,830	7.875%, 3/01/42	3/21 at 100.00	BB+	2,132,664

1,340	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	1,281,402
316,047	Total Arizona			329,478,782

	California – 21.0%

	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
855	0.000%, 9/01/29 – AGM Insured	No Opt. Call	AA	539,667
5,500	0.000%, 9/01/34 – AGM Insured	No Opt. Call	AA	2,841,245
4,310	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	2,111,900

1,810	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.000%, 3/01/31	3/21 at 100.00	Ba3	2,001,552

3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, Tender Option Bond Trust 1188, 17.296%, 8/01/47 (IF) (6)	8/23 at 100.00	A+	5,100,268

1,000	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	3/16 at 100.00	N/R	1,000,780

255	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R	260,164

	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007:
3,080	5.000%, 9/01/27	9/17 at 100.00	N/R	3,147,544
7,360	5.000%, 9/01/37	9/17 at 100.00	N/R	7,517,650

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42	5/40 at 100.00	Aa2	994,908
11,860	0.000%, 5/01/47	5/40 at 100.00	Aa2	7,004,872

19,315	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2014S-6, 5.000%, 10/01/54 (UB) (6)	10/24 at 100.00	AA–	22,115,096

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2015-XF2179:
1,085	17.920%, 4/01/31 (Pre-refunded 4/01/17) (IF)	4/17 at 100.00	AA (5)	1,315,563
1,250	19.969%, 4/01/43 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA (5)	1,769,350
1,000	18.477%, 4/01/47 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA (5)	1,383,160
1,250	18.477%, 4/01/47 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA (5)	1,728,950

1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,114,291

2,875	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	3,198,035

1,050	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2008A, 6.875%, 9/01/36	9/16 at 100.00	N/R	1,073,909

Nuveen Investments	5

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	$1,116,010

1,595	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,720,064

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	3/16 at 100.00	N/R	1,001,850

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
830	5.600%, 9/01/25	9/17 at 100.00	N/R	848,451
2,315	5.650%, 9/01/30	9/17 at 100.00	N/R	2,365,907

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/16 at 100.00	N/R	867,321
2,065	5.500%, 9/01/35	9/16 at 100.00	N/R	2,094,282

2,225	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	2,867,802

4,065	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA–	2,459,569

10,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	11,468,399

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
1,500	5.650%, 6/01/41	12/18 at 100.00	B2	1,501,425
1,175	5.700%, 6/01/46	12/18 at 100.00	B+	1,176,633

2,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	6/16 at 100.00	BB–	1,921,460

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/16 at 100.00	B–	6,716,569

50,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	6/16 at 18.26	B	5,890,500

6,545	California Health Facilities Financing Authority, Hospital Revenue Bonds, Adventist Health System West, Tender Option Bonds Trust 4699, 20.033%, 9/01/28 – NPFG Insured (IF) (6)	9/18 at 100.00	N/R	8,411,110

	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 3267:
2,500	20.442%, 5/15/19 (IF) (6)	No Opt. Call	AA	4,612,800
4,000	19.441%, 5/15/31 (IF) (6)	11/21 at 100.00	AA	7,072,640
1,500	20.442%, 11/15/40 (IF) (6)	11/21 at 100.00	AA	2,767,680

	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Tender Option Bond Trust 2015-XF1002:
1,250	17.242%, 4/01/42 (IF) (6)	4/22 at 100.00	A+	1,920,900
605	17.207%, 4/01/42 (IF) (6)	4/22 at 100.00	A+	929,044

	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Bond Trust 2015-XF0152:
540	18.183%, 8/15/43 (IF) (6)	8/24 at 100.00	AA	866,446
1,250	18.210%, 8/15/51 (IF) (6)	8/22 at 100.00	AA	1,864,400

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120:
$465	22.091%, 10/01/21 (IF) (6)	No Opt. Call	AA	$883,123
460	22.136%, 10/01/21 (IF) (6)	No Opt. Call	AA	833,115
3,150	22.277%, 10/01/21 (IF) (6)	No Opt. Call	AA	5,500,058
2,000	22.277%, 10/01/21 (IF) (6)	No Opt. Call	AA	3,492,100
2,000	22.277%, 10/01/21 (IF) (6)	No Opt. Call	AA	3,492,100
845	22.201%, 10/01/21 (IF) (6)	No Opt. Call	AA	1,473,173

1,020	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF1034, 22.293%, 10/01/44 (IF) (6)	No Opt. Call	AA	1,780,971

1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	2,047,929

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
1,800	22.156%, 8/15/20 (IF) (6)	No Opt. Call	AA	2,787,120
1,610	22.144%, 8/15/20 (IF) (6)	No Opt. Call	AA	2,492,425

3,335	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (6)	8/25 at 100.00	AA	3,840,686

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 3294:
2,000	17.790%, 8/15/41 (IF) (6)	8/22 at 100.00	AA	2,877,440
2,385	17.785%, 8/15/41 (IF) (6)	8/22 at 100.00	AA	3,431,037

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 11952:
2,500	22.169%, 8/15/18 (IF)	No Opt. Call	AA–	4,572,300
2,000	22.169%, 8/15/18 (IF)	No Opt. Call	AA–	3,657,840

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2015-XF0061:
1,250	19.047%, 5/15/16 (IF)	No Opt. Call	AA–	1,421,400
1,870	18.415%, 5/15/16 (IF)	No Opt. Call	AA–	2,126,414

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3248:
2,500	21.749%, 8/15/18 (IF) (6)	No Opt. Call	AA–	4,572,300
2,500	21.749%, 8/15/18 (IF) (6)	No Opt. Call	AA–	4,572,300

4,320	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 9.463%, 2/01/24 (Alternative Minimum Tax) (IF)	2/17 at 100.00	A	4,499,885

1,015	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	AA+	1,078,519

1,000	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45	10/22 at 102.00	BBB–	1,015,940

17,250	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	A–	19,200,284

4,000	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	4,398,240

125	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Taxable Series 2012B, 8.500%, 6/01/16	No Opt. Call	N/R	124,873

2,000	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44	10/22 at 102.00	BBB–	2,025,140

Nuveen Investments	7

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
$2,750	5.250%, 8/01/42	No Opt. Call	BB+	$2,903,340
675	5.300%, 8/01/47	8/22 at 100.00	BB+	712,186

1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A , 7.000%, 6/01/34	6/22 at 102.00	N/R	2,290,960

920	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Taxable Series 2014B , 7.250%, 6/01/18	No Opt. Call	N/R	927,526

1,680	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49	8/24 at 100.00	BB	1,779,237

925	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45	8/26 at 100.00	N/R	933,196

2,600	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	2,608,996

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
920	6.750%, 10/01/28	10/18 at 100.00	N/R	966,883
1,000	7.000%, 10/01/39	10/18 at 100.00	N/R	1,052,680

1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,411,719

8,735	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	9,811,239

5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	5,830,300

7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/01/48	11/23 at 100.00	N/R	8,891,364

2,225	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A, 5.250%, 8/15/49	8/24 at 100.00	BBB	2,512,670

3,100	California Municipal Finance Authority, Multifamily Housing Revenue Bonds, Casa Griffin Apartments, Series 2011A-1, 6.000%, 10/01/46	No Opt. Call	BBB	3,360,927

	California Municipal Finance Authority, Revenue Bonds, Azusa Pacific University Project, Refunding Series 2015B:
2,490	5.000%, 4/01/35	4/25 at 100.00	Baa3	2,752,446
3,080	5.000%, 4/01/41	4/25 at 100.00	Baa3	3,369,428

	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32	1/22 at 100.00	N/R	631,708
530	6.875%, 1/01/42	1/22 at 100.00	N/R	595,073

1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,297,912

915	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014B, 5.500%, 1/01/19	No Opt. Call	N/R	914,561

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (5)	626,745
1,040	8.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	AA (5)	1,322,703

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,085	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/40	7/24 at 100.00	BBB–	$1,179,091

5,000	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2015A, 5.000%, 2/01/46	2/25 at 100.00	A–	5,589,400

3,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%, 12/01/27 (Alternative Minimum Tax)	12/23 at 102.00	N/R	3,513,335

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
38,365	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	42,180,782
33,450	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	36,636,781

35,480	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012, 5.000%, 11/21/45	No Opt. Call	Baa3	36,385,450

1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB–	1,040,170

11,890	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47	6/20 at 102.00	N/R	13,057,955

	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,205	5.750%, 6/01/34	6/24 at 100.00	BB+	1,307,811
2,390	6.000%, 6/01/44	6/24 at 100.00	BB+	2,603,857

	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
2,010	6.400%, 8/01/34	2/24 at 100.00	BB	2,310,655
4,960	6.750%, 8/01/44	2/24 at 100.00	BB	5,792,189

2,000	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 4.125%, 7/01/35	7/25 at 100.00	BBB–	1,902,260

1,300	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.750%, 11/01/45	11/24 at 100.00	N/R	1,366,287

690	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.125%, 7/01/44	7/24 at 100.00	BBB–	745,262

5,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B, 5.000%, 10/01/39	10/24 at 100.00	A+	5,820,650

10,540	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1029, 17.976%, 9/01/32 (IF) (6)	9/23 at 100.00	AA–	18,876,824

	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039:
125	17.571%, 10/01/37 (IF) (6)	10/24 at 100.00	AA–	219,325
815	17.519%, 10/01/37 (IF) (6)	10/24 at 100.00	AA–	1,428,108
1,570	17.490%, 10/01/37 (IF) (6)	10/24 at 100.00	AA–	2,749,054
15,725	17.571%, 4/01/43 (IF) (6)	4/23 at 100.00	AA–	25,631,750
1,250	17.930%, 10/01/44 (IF) (6)	10/24 at 100.00	AA–	2,070,650

4,500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 20.412%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA	7,438,320

1,250	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1037, 17.831%, 8/01/35 (IF) (6)	8/24 at 100.00	AA–	2,210,850

Nuveen Investments	9

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
$2,500	17.549%, 11/01/43 (IF) (6)	11/23 at 100.00	AA–	$4,190,800
1,875	17.538%, 11/01/43 (IF) (6)	11/23 at 100.00	AA–	3,142,238
725	17.549%, 5/01/44 (IF) (6)	5/24 at 100.00	AA–	1,180,648
750	14.027%, 11/01/44 (IF) (6)	11/24 at 100.00	AA–	924,840

	California State, General Obligation Bonds, Various Purpose Series 2015:
1,500	5.000%, 3/01/45 (UB) (6)	3/25 at 100.00	AA–	1,743,555
14,520	5.000%, 8/01/45 (UB) (6)	8/25 at 100.00	AA–	16,971,702
3,055	4.000%, 8/01/45 (UB) (6)	8/25 at 100.00	AA–	3,243,646

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
2,215	5.250%, 12/01/29	12/24 at 100.00	BB+	2,513,715
6,050	5.250%, 12/01/34	12/24 at 100.00	BB+	6,748,775
62,285	5.250%, 12/01/44	12/24 at 100.00	BB+	67,475,209
145,145	5.500%, 12/01/54	12/24 at 100.00	BB+	158,447,539

1,500	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.250%, 11/01/42	No Opt. Call	N/R	1,572,945

2,725	California Statewide Communities Development Authority, Educational Facilities Revenue Bonds, Huntington Park Charter School Project, Series 2007A, 5.250%, 7/01/42	7/17 at 100.00	N/R	2,743,775

6,570	California Statewide Communities Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.200%, 9/02/36	3/16 at 100.00	N/R	6,772,684

1,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	1,029,450

1,975	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2010A, 7.500%, 6/01/42	6/19 at 100.00	N/R	2,176,568

2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	3,151,750

1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,771,707

	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010:
225	6.000%, 10/01/29	10/19 at 100.00	BBB+	250,823
4,650	6.250%, 10/01/39	10/19 at 100.00	BBB+	5,167,266

440	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 21.781%, 11/15/49 – AGM Insured (IF) (6)	11/24 at 100.00	AA	737,814

40,600	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	127,890

2,800	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.712%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA	3,604,496

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,077,130

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$500	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)	7/17 at 100.00	AA+ (5)	$533,870

1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,244,155

	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A:
3,245	5.375%, 9/01/35	9/25 at 100.00	N/R	3,359,451
3,285	5.625%, 9/01/45	9/25 at 100.00	N/R	3,412,130

1,500	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	No Opt. Call	N/R	1,655,730

1,950	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/23 at 100.00	N/R	2,084,726

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
3,925	5.000%, 9/02/35	9/25 at 100.00	N/R	4,292,733
1,375	5.000%, 9/02/40	No Opt. Call	N/R	1,489,661

4,120	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	4,498,710

1,250	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014B, 5.000%, 9/02/44	9/24 at 100.00	N/R	1,335,713

2,220	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,691,639

240	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Taxable Series 2011B, 8.750%, 12/01/18	No Opt. Call	N/R	236,088

5,000	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	5,924,900

545	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/16 at 100.00	N/R	545,659

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A:
1,000	5.400%, 11/01/27	11/17 at 102.00	N/R	1,041,330
6,280	5.500%, 11/01/38	11/17 at 102.00	N/R	6,431,097

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31	11/21 at 100.00	N/R	1,468,138
2,250	7.500%, 11/01/41	11/21 at 100.00	N/R	2,657,430

14,335	California Statewide Community Development Authority, Revenue Bonds, Children’s Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	14,874,713

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
5,730	5.000%, 7/01/30 (7)	7/16 at 100.00	CCC	5,701,121
12,745	5.000%, 7/01/35 (7)	7/16 at 100.00	CCC	12,644,824
11,500	4.750%, 7/01/39 (8)	7/16 at 100.00	CCC	11,421,110

Nuveen Investments	11

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,755	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/16 at 100.00	N/R	$2,760,978

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	1,312,506
800	5.000%, 11/01/29	11/16 at 100.00	N/R	805,608

	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Tender Option Bond Trust 1185:
5,000	18.690%, 3/01/45 (IF) (6)	3/16 at 100.00	A+	5,077,000
820	18.524%, 3/01/45 (IF) (6)	3/16 at 100.00	A+	832,505

4,020	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	4,059,677

15,955	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/46 (WI/DD, Settling 2/03/16) (UB) (6)	11/25 at 100.00	AA–	18,574,013

6,915	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2015-XF2186. Formerly Tender Option Bond Trust 3048, 19.076%, 11/15/32 (IF)	5/18 at 100.00	AA–	9,409,171

6,555	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 19.130%, 11/15/48 (IF) (6)	5/18 at 100.00	AA–	8,919,782

1,000	California Statewide Community Development Authority, Senior Living Revenue Bonds, Southern California Presbyterian Homes, Series 2006A, 4.875%, 11/15/36 (Pre-refunded 11/15/16)	11/16 at 100.00	BBB– (5)	1,034,910

14,345	Chabot-Las Positas Community College District, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/46 – AMBAC Insured	No Opt. Call	Aa3	3,124,054

1,000	Chino Public Financing Authority, California, Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/30	9/22 at 100.00	N/R	1,113,050

1,250	City of Rancho Cordova, Sunridge North Douglas Community Facilities District No. 2005-1, California, Special Tax Bonds, Series 2015, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,365,700

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,065,740

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
4,475	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	4,829,644
605	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	655,136

2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Trust 2015-XF0229, 18.133%, 8/01/38 (IF)	8/23 at 100.00	Aa1	4,283,600

	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Junior Lien Series 2013B:
1,015	5.000%, 9/01/32	9/23 at 100.00	N/R	1,128,051
500	5.000%, 9/01/35	9/23 at 100.00	N/R	549,475

	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 05-1, Series 2016:
500	5.000%, 9/01/36 (WI/DD, Settling 2/10/16)	9/26 at 100.00	N/R	568,875
1,000	4.000%, 9/01/45 (WI/DD, Settling 2/10/16)	9/26 at 100.00	N/R	1,005,410

	Dana Point, California, Special Tax Bonds, Community Facilities District No. 2006-1, Series 2014:
1,000	5.000%, 9/01/38	9/23 at 100.00	N/R	1,087,830
1,250	5.000%, 9/01/45	9/23 at 100.00	N/R	1,353,475

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Desert Hot Springs Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2008A-2:
$1,000	5.000%, 9/01/23	9/18 at 100.00	CCC+	$907,860
2,000	5.250%, 9/01/28	9/18 at 100.00	CCC+	1,768,300
2,000	5.750%, 9/01/38	9/18 at 100.00	CCC+	1,786,660

5,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Tender Option Bond Trust 3171, 18.000%, 8/01/33 – AGC Insured (IF)	8/19 at 100.00	AA	7,262,200

5,150	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/16 at 100.00	N/R	5,184,505

	Elk Grove, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2007:
6,100	5.200%, 9/01/27	9/16 at 101.00	N/R	6,220,353
15,470	5.250%, 9/01/37	9/16 at 101.00	N/R	15,690,447

	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
4,000	0.000%, 4/01/32 – SYNCORA GTY Insured	No Opt. Call	A+	2,136,720
5,480	0.000%, 4/01/33 – SYNCORA GTY Insured	No Opt. Call	A+	2,759,673
5,480	0.000%, 4/01/34 – SYNCORA GTY Insured	No Opt. Call	A+	2,632,756

3,460	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	3,731,921

1,500	Fillmore Redevelopment Agency, Ventura County, California, Tax Allocation Bonds, Central City Redevelopment Project, Subordinate Lien Series 2006A, 5.375%, 5/01/31 (Pre-refunded 5/01/16)	5/16 at 100.00	N/R (5)	1,519,650

2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Tender Option Bonds Trust 1013, 18.609%, 9/01/32 – AMBAC Insured (IF) (6)	4/16 at 100.00	A+	2,618,900

	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006:
3,610	5.000%, 9/01/26	9/16 at 100.00	N/R	3,653,067
3,000	5.000%, 9/01/36	9/16 at 100.00	N/R	3,030,450

6,500	Foothill Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	7,735,000

9,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/33	No Opt. Call	BBB–	4,291,110

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
5,000	0.000%, 1/15/29 – AGM Insured	No Opt. Call	AA	4,248,700
11,000	0.000%, 1/15/32 – AGM Insured	1/31 at 100.00	AA	9,527,870
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	AA	2,236,600
9,955	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	11,050,349
4,500	5.750%, 1/15/46	1/24 at 100.00	BBB–	5,280,075
7,500	6.000%, 1/15/49	1/24 at 100.00	BBB–	8,901,750
3,665	6.000%, 1/15/53	1/24 at 100.00	BBB–	4,321,878

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
39,000	5.000%, 6/01/33	6/17 at 100.00	B	36,430,290
103,475	5.750%, 6/01/47	6/17 at 100.00	B	99,520,185
122,095	5.125%, 6/01/47	6/17 at 100.00	B	109,165,139

Nuveen Investments	13

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$107,610	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	$101,187,835

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2015A:
34,235	5.000%, 6/01/40 (WI/DD, Settling 2/04/16) (UB) (6)	6/25 at 100.00	A+	39,263,779
6,000	5.000%, 6/01/45 (WI/DD, Settling 2/04/16) (UB) (6)	6/25 at 100.00	A+	6,855,240

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
925	17.301%, 6/01/34 (IF) (6)	6/25 at 100.00	A+	1,599,732
2,485	17.296%, 6/01/40 (IF) (6)	6/25 at 100.00	A+	3,944,590
690	17.282%, 6/01/40 (IF) (6)	6/25 at 100.00	A+	1,094,927
34,335	17.300%, 6/01/45 (IF) (6)	6/25 at 100.00	A+	53,910,070

1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Bonds, Gonzalez Redevelopment Project, Refunding Series 2011, 8.000%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	BB+ (5)	2,108,814

1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 3253, 22.944%, 7/15/40 (Pre-refunded 7/15/21) (IF) (6)	7/21 at 100.00	Aaa (5)	3,899,325

1,000	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, South Bay, Series 2006, 4.600%, 9/01/21	9/16 at 102.00	N/R	1,033,750

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
5,675	5.000%, 8/01/25 – AMBAC Insured	2/16 at 100.00	N/R	5,678,575
6,780	5.000%, 8/01/35 – AMBAC Insured	2/16 at 100.00	N/R	6,782,644
3,750	4.750%, 8/01/35 – AMBAC Insured	2/16 at 100.00	N/R	3,750,750

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
3,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	3,388,255
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	N/R	1,063,540
3,100	5.000%, 9/01/31 – SYNCORA GTY Insured	9/17 at 100.00	N/R	3,171,951
465	5.500%, 9/01/32 – SYNCORA GTY Insured	9/17 at 100.00	N/R	478,606
4,245	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	N/R	4,321,792

2,935	Imperial, California, Special Tax Bonds, Community Facilities District 2006-2 Savanna Ranch Improvement Area 1, Series 2006, 5.000%, 9/01/37	3/16 at 100.00	N/R	2,959,331

2,380	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/36	9/25 at 100.00	N/R	2,560,642

1,000	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A, 5.125%, 5/15/41 (Pre-refunded 5/15/16)	5/16 at 100.00	A+ (5)	1,014,490

510	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	8/18 at 100.00	BBB–	559,791

193,100	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2, 0.000%, 6/01/47	6/17 at 13.65	B–	16,204,952

1,000	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,109,510

	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
750	5.000%, 9/01/44	9/24 at 100.00	N/R	837,135
2,750	5.000%, 9/01/49	9/24 at 100.00	N/R	3,066,608

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 33 Eastvale Area, Series 2014:
$3,260	5.000%, 9/01/43	9/24 at 100.00	N/R	$3,476,171
3,140	5.000%, 9/01/43	9/24 at 100.00	N/R	3,348,213

1,225	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014A, 5.000%, 9/01/42	9/24 at 100.00	A–	1,367,958

	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 9, Series 2015A:
1,265	5.000%, 9/01/35	9/25 at 100.00	N/R	1,367,667
1,940	5.000%, 9/01/40	9/25 at 100.00	N/R	2,077,740

4,850	King Community Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34	8/21 at 100.00	N/R	5,668,098

1,100	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2014, 5.000%, 5/15/36	5/22 at 101.00	BBB–	1,193,159

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
535	5.000%, 9/01/34	No Opt. Call	N/R	591,699
260	5.000%, 9/01/40	No Opt. Call	N/R	284,133

1,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/42	No Opt. Call	N/R	1,093,910

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 9/01/35	9/25 at 100.00	N/R	1,108,080
4,400	5.000%, 9/01/40	9/25 at 100.00	N/R	4,848,096

1,180	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R	1,272,913

7,590	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured	No Opt. Call	AA	4,599,919

	Lammersville Joint Unified School District, California, Community Facilities District 2007-1, Mountain House – Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013:
1,500	6.000%, 9/01/38	9/23 at 100.00	N/R	1,781,760
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R	1,186,360

1,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.250%, 9/01/29	9/22 at 100.00	N/R	1,084,890

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
2,000	6.875%, 8/01/34	8/19 at 100.00	BBB	2,331,100
1,045	6.875%, 8/01/39	No Opt. Call	BBB	1,201,520

1,400	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (5)	1,688,470

645	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003, 6.000%, 6/01/35	6/16 at 100.00	N/R	656,229

6,170	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	6,384,222

1,085	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.375%, 9/01/35	9/23 at 100.00	N/R	1,204,003

Nuveen Investments	15

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,825	Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A, 5.000%, 9/01/43	9/24 at 100.00	N/R	$1,966,584

2,565	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	3,328,626

1,935	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015, 5.000%, 5/15/45	5/25 at 100.00	BBB	2,142,451

6,265	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42	8/29 at 100.00	AA–	4,974,661

2,500	Los Angeles County Regional Financing Authority, California, Insured Revenue Bonds, Montecedro Inc. Project, Series 2014A, 5.000%, 11/15/44	11/22 at 100.00	AA–	2,858,000

6,275	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	6,567,791

1,875	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 10-27B, 18.366%, 5/15/40 (IF) (6)	5/20 at 100.00	AA	2,923,875

5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2015E, 5.000%, 7/01/44 (UB) (6)	7/24 at 100.00	AA–	5,811,950

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 3345. As Of 6/4/2015 Converted to Trust 2015-XF2047:
1,150	18.185%, 7/01/20 (IF) (6)	No Opt. Call	AA–	1,920,178
1,715	18.217%, 1/01/22 (IF) (6)	No Opt. Call	AA–	2,773,652

2,420	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 3403. As of 6/4/2015 Converted to Trust 2015-XF2053, 22.651%, 7/01/22 (IF) (6)	No Opt. Call	AA	4,424,026

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2009-2W, 20.674%, 6/01/34 (IF) (6)	6/19 at 100.00	AA+	4,018,500

1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	1,246,340

	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011A:
1,185	7.000%, 8/01/26	8/21 at 100.00	A–	1,512,984
2,650	7.250%, 8/01/31	8/21 at 100.00	A–	3,328,214
10,010	7.500%, 8/01/41	8/21 at 100.00	A–	12,700,688

3,950	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011B, 7.500%, 8/01/41	8/21 at 100.00	A–	5,011,760

970	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/38 (WI/DD, Settling 2/18/16) – BAM Insured	9/25 at 100.00	AA	1,101,406

625	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/26 (Pre-refunded 3/01/16)	3/16 at 100.00	N/R (5)	626,275

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Faculties District 2011-1, Improvement Area 1, Series 2015:
2,240	5.000%, 9/01/39	No Opt. Call	N/R	2,395,232
2,950	5.000%, 9/01/44	No Opt. Call	N/R	3,141,219
1,000	4.250%, 9/01/44	No Opt. Call	N/R	1,001,990

1,750	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 2, Series 2013, 6.000%, 9/01/43	9/23 at 100.00	N/R	1,805,720

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,500	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 6.250%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (5)	$1,772,925

	Merced, California, Community Facilities District 2005-1, Improvement Area 1 Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	3/16 at 100.00	N/R	1,269,937
2,195	5.300%, 9/01/36	3/16 at 100.00	N/R	2,194,846

	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
1,540	6.500%, 5/01/26	5/21 at 100.00	A+	1,905,442
1,075	6.900%, 5/01/36	5/21 at 100.00	A+	1,305,007

1,360	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38	9/24 at 100.00	N/R	1,515,910

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	616,027

220	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.000%, 9/01/26	9/16 at 100.00	N/R	222,666

1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37	3/16 at 100.00	N/R	1,021,150

	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	1,037,916
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	1,350,202

4,195	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.500%, 11/01/39	No Opt. Call	A	6,057,496

11,910	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	17,197,802

5,510	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	7,956,330

2,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	BBB–	2,248,920

1,245	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35 (Pre-refunded 3/01/16)	3/16 at 100.00	N/R (5)	1,250,540

2,505	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A	3,149,311

3,390	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	AA	2,242,688

3,565	Orange County Health Facilities Authority, California, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 1071, 17.120%, 10/01/42 (IF) (6)	4/22 at 100.00	A	4,614,786

2,065	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45	8/25 at 100.00	N/R	2,385,736

2,305	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 – AGM Insured	8/37 at 100.00	AA	1,214,574

2,485	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	3/16 at 100.00	N/R	2,537,384

Nuveen Investments	17

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
$1,700	5.250%, 9/01/26	3/16 at 100.00	N/R	$1,716,609
3,780	5.450%, 9/01/32	9/16 at 100.00	N/R	3,814,663
4,480	5.500%, 9/01/36	9/16 at 100.00	N/R	4,517,005

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2007:
2,700	5.150%, 9/01/27 (Pre-refunded 3/01/16)	3/16 at 102.00	N/R (5)	2,765,880
8,110	5.200%, 9/01/37 (Pre-refunded 3/01/16)	3/16 at 102.00	N/R (5)	8,308,208

	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010:
1,080	7.000%, 4/01/25	4/16 at 100.00	CCC+	1,063,400
1,605	7.500%, 4/01/35	4/16 at 100.00	CCC+	1,599,896

	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	A–	644,237
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	A–	620,022

2,855	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/16 at 100.00	N/R	2,887,747

5,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Ba1	5,843,308

17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Ba1	18,569,471

3,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA	3,357,810

2,000	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 11872, 18.083%, 4/01/17 – NPFG Insured (IF)	No Opt. Call	AA–	2,423,280

	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683:
3,750	18.028%, 8/01/37 – NPFG Insured (IF) (6)	8/17 at 100.00	AA–	4,543,650
7,000	18.028%, 8/01/37 – NPFG Insured (IF) (6)	8/17 at 100.00	AA–	8,481,480

3,140	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	3,465,398

16,590	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	18,431,490

5,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2009, Trust 3019, 17.932%, 8/01/37 – AGM Insured (IF) (6)	8/17 at 100.00	AA	6,228,000

5,390	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-2, Monument Park Estates, Series 2015B, 5.000%, 9/01/45	9/25 at 100.00	N/R	5,680,844

285	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	332,641

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/17 at 100.00	N/R	1,317,645
2,475	5.150%, 9/01/35	9/17 at 100.00	N/R	2,527,445

3,900	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	AA–	4,567,602

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$17,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	$18,635,570

2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A+	1,523,025

4,360	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos Community Development Project, Series 2006C, 4.250%, 9/01/34 – AMBAC Insured	9/16 at 100.00	BBB–	4,373,603

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–	1,470,132

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	2/16 at 100.00	BBB–	1,286,388

1,220	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Refunding Bonds, Series 2015B, 4.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	1,271,191

	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2015A:
1,500	5.000%, 9/01/30	9/25 at 100.00	N/R	1,763,370
1,265	5.000%, 9/01/31	9/25 at 100.00	N/R	1,464,908
1,800	5.000%, 9/01/32	9/25 at 100.00	N/R	2,077,452
1,000	5.000%, 9/01/33	9/25 at 100.00	N/R	1,150,860
1,300	5.000%, 9/01/34	9/25 at 100.00	N/R	1,491,100
1,050	5.000%, 9/01/35	9/25 at 100.00	N/R	1,195,362
2,000	5.000%, 9/01/36	9/25 at 100.00	N/R	2,271,600

8,000	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 10/01/41 – BAM Insured	10/23 at 100.00	AA	8,926,320

3,895	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2004-1 Sunridge Park Area, Series 2007, 6.125%, 9/01/37	9/17 at 100.00	N/R	4,039,076

4,405	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	4/16 at 100.00	N/R	4,460,195

1,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Refunding Series 2012, 5.000%, 9/01/37	No Opt. Call	N/R	1,109,060

1,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Series 2005, 5.500%, 9/01/37	3/16 at 100.00	N/R	1,002,770

4,745	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa2	4,907,279

	Redwood City, California, Special Tax Bonds, Community Facilities District 2010-1 One Marina, Series 2011:
775	7.500%, 9/01/31	9/16 at 103.00	N/R	818,067
1,440	7.750%, 9/01/41	9/16 at 103.00	N/R	1,521,202

1,445	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Refunding Series 2014, 5.000%, 9/01/35	9/24 at 100.00	N/R	1,615,524

31,284	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B, 8.000%, 11/01/18 (4)	5/16 at 100.00	N/R	3,205,984

1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 18.490%, 11/01/45 (IF) (6)	11/25 at 100.00	AA–	2,171,900

1,315	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Desert Communities Redevelopment Project, Refunding Series 2014A, 5.000%, 10/01/31 – AGM Insured	10/24 at 100.00	AA	1,565,323

Nuveen Investments	19

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$720	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Refunding Series 2014E, 5.000%, 10/01/31 – AGM Insured	10/24 at 100.00	AA	$857,059

	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Refunding Series 2014A:
1,000	5.000%, 10/01/31 – AGM Insured	10/24 at 100.00	AA	1,190,360
1,045	5.000%, 10/01/32 – AGM Insured	10/24 at 100.00	AA	1,234,114

1,500	Riverside County Redevelopment Agency, California, Desert Communities Redevelopment Project Area Tax Allocation Bonds, Series 2010D, 6.000%, 10/01/30	10/20 at 100.00	A	1,759,725

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E:
7,100	0.000%, 12/01/41	No Opt. Call	BBB+	1,465,795
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	1,355,994
7,050	0.000%, 12/01/43	No Opt. Call	BBB+	1,191,238
5,600	0.000%, 12/01/44	No Opt. Call	BBB+	887,656

5,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/39	No Opt. Call	A	1,829,100

1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A	1,256,230

1,410	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 5.000%, 9/01/42	9/22 at 100.00	N/R	1,525,112

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	AA–	226,078
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	AA–	259,281

3,250	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	3,597,555

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	3/16 at 100.00	N/R	1,021,240

7,085	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch, Series 2006, 5.250%, 9/01/36	9/16 at 100.00	N/R	7,150,607

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014:
1,880	5.000%, 9/01/39	9/24 at 100.00	N/R	1,996,259
1,395	5.000%, 9/01/44	9/24 at 100.00	N/R	1,475,059

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
515	5.000%, 9/01/31	9/25 at 100.00	N/R	575,523
675	5.000%, 9/01/37	9/25 at 100.00	N/R	745,079

3,000	Roseville, California, Special Tax Bonds, Community Facilities District 5 Stone Point, Series 2006, 5.250%, 9/01/36	3/16 at 100.00	N/R	3,026,910

	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 4698:
2,500	18.270%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	5,248,600
3,000	18.270%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	6,298,320
6,580	18.270%, 12/01/33 – AMBAC Insured (IF) (6)	No Opt. Call	A+	14,203,851

1,790	Sacramento City Financing Authority, California, Master Lease Program Facilities Revenue Bonds, Tender Option Bond Trust 1114, 18.417%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	3,753,863

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,895	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	$6,137,284

2,620	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	AA–	2,873,406

1,000	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,097,610

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	8.000%, 12/01/31	12/21 at 100.00	BB+	5,091,960
16,730	7.500%, 12/01/41	12/21 at 100.00	BB+	20,597,809

2,880	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/46	9/25 at 100.00	N/R	3,244,234

2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 2015-XF0098, 19.823%, 2/01/33 (IF)	8/19 at 100.00	AA–	4,647,220

2,725	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2010C, 0.000%, 7/01/48	No Opt. Call	Aa2	1,819,646

15,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2013C, 4.000%, 7/01/42 (UB)	7/23 at 100.00	Aa2	15,817,350

1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1032, 17.519%, 5/01/44 (IF) (6)	5/24 at 100.00	A+	2,051,668

4,285	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1033, 17.474%, 5/01/44 (Alternative Minimum Tax) (IF) (6)	5/24 at 100.00	A+	6,386,235

5,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/44	No Opt. Call	N/R	5,422,800

1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	BBB+	1,392,738

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	2/16 at 100.00	N/R	594,220
3,020	0.000%, 8/01/34	2/16 at 100.00	N/R	1,022,995

500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	573,705

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B:
31,500	5.250%, 1/15/44	1/25 at 100.00	BB+	34,465,095
26,000	5.250%, 1/15/49	1/25 at 100.00	BB+	28,680,340

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
3,155	5.000%, 1/15/34	1/25 at 100.00	BBB–	3,531,486
47,000	5.000%, 1/15/44	1/25 at 100.00	BBB–	51,849,460
13,440	5.000%, 1/15/50	1/25 at 100.00	BBB–	14,708,467

8,240	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB+	8,347,202

Nuveen Investments	21

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 2015-XF01212:
$1,500	17.477%, 9/01/30 – AGM Insured (IF) (6)	3/17 at 100.00	AA	$1,747,800
470	17.388%, 9/01/30 – AGM Insured (IF) (6)	3/17 at 100.00	AA	547,230

195	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 2015-XF2185, 18.073%, 9/01/38 – BHAC Insured (IF)	9/17 at 100.00	AA+	249,501

3,665	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 2015-XF2185, 18.073%, 9/01/38 – BHAC Insured (Pre-refunded 9/01/17) (IF)	9/17 at 100.00	AA+ (5)	4,698,015

5,350	Santa Ana Unified School District (1999 Financing Project) Certificates of Participation, Orange County, California, 0.000%, 4/01/32 – AGM Insured	No Opt. Call	AA	3,006,753

8,095	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	3/16 at 100.00	N/R	8,104,147

465	Santa Margarita Water District, California, Special Tax Bonds, Community Facilities District 99-1 Talega, Series 2013B, 5.000%, 9/01/38	9/24 at 100.00	N/R	510,431

3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41	2/21 at 100.00	A	3,974,782

1,250	Saugus Hart School Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2016, 5.000%, 9/01/46 (WI/DD, Settling 2/18/16)	3/26 at 100.00	N/R	1,385,175

	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
1,370	5.875%, 9/01/33	9/23 at 100.00	N/R	1,601,229
3,460	6.000%, 9/01/43	9/23 at 100.00	N/R	3,992,944

1,170	Shafter Community Development Agency, Kern County, California, Tax Allocation Bonds, Shafter Community Development Project Area 2, Refunding Series 2006A, 5.450%, 11/01/36	11/16 at 100.00	N/R	1,182,320

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	939,051

22,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/36	6/17 at 34.85	BB	5,666,320

1,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.000%, 11/01/33	No Opt. Call	A	1,213,410

	Stockton Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2006A:
1,710	4.500%, 8/01/28 – NPFG Insured	2/16 at 100.00	AA–	1,608,443
1,000	4.500%, 8/01/31 – NPFG Insured	2/16 at 100.00	AA–	961,100

1,300	Stockton Public Financing Authority, California, Water Revenue Bonds, Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40	10/23 at 100.00	A	1,621,386

1,000	Stockton Redevelopment Agency, California, Revenue Bonds, Stockton Events Center Arena Project, Series 2004, 5.000%, 9/01/36 – FGIC Insured	3/16 at 100.00	AA–	1,000,120

	Stockton, California, Community Facilities District 2006-3, Northbrook Woodside Improvement Area 1 Special Tax Bonds, Series 2007:
1,935	6.125%, 9/01/31	3/16 at 100.00	N/R	1,976,835
2,930	6.250%, 9/01/37	3/16 at 100.00	N/R	2,993,464

7,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	7,735,575

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,500	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	BBB+	$3,887,800

6,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	No Opt. Call	N/R	6,490,800

	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-02 Roripaugh, Series 2006:
6,650	5.450%, 9/01/26	3/16 at 100.00	N/R	6,667,622
18,565	5.500%, 9/01/36	3/16 at 100.00	N/R	18,592,662

6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2013-21U, 19.285%, 5/15/38 (IF) (6)	5/23 at 100.00	AA–	12,267,306

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
14,345	5.375%, 6/01/38	6/16 at 100.00	B–	13,568,505
6,115	5.500%, 6/01/45	6/16 at 100.00	B–	5,749,262

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
11,270	5.000%, 6/01/37	6/16 at 100.00	BB+	10,743,353
40,850	5.125%, 6/01/46	6/16 at 100.00	B+	37,656,755

	Tulare Local Health Care District, California, Revenue Bonds, Series 2007:
550	5.000%, 11/01/16	No Opt. Call	BB–	553,757
835	5.100%, 11/01/27	11/17 at 100.00	BB–	786,420
2,785	5.200%, 11/01/32	11/17 at 100.00	BB–	2,543,596

1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39	3/21 at 100.00	A–	1,512,827

700	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy Standard Pacific, Refunding Series 2015A, 5.000%, 9/01/40	9/25 at 100.00	N/R	769,979

	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32	9/21 at 100.00	BBB+	949,339
4,110	7.650%, 9/01/42	9/21 at 100.00	BBB+	5,187,067

1,565	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 2015-2194, 18.079%, 5/15/20 (IF) (6)	No Opt. Call	AA–	2,703,318

2,500	University of California, General Revenue Bonds, Tender Option Bond Trust 1189, 18.231%, 5/15/36 (IF) (6)	5/23 at 100.00	AA	4,288,600

2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2013-24U, 18.290%, 5/15/39 (IF) (6)	5/23 at 100.00	AA	4,418,505

3,704	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	7/16 at 100.00	N/R	3,698,000

6,500	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/35 – AGM Insured	No Opt. Call	AA	3,062,930

600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A–	763,458

3,630	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	4,042,477

Nuveen Investments	23

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,800	West Sacramento, California, Special Tax Bonds, Community Facilities District 14 Newport Estates, Refunding & capital Projects, Series 2014, 4.375%, 9/01/36	9/24 at 100.00	N/R	$1,909,620

3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A	4,679,521

1,170	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Series 2007, 5.250%, 9/01/39 – RAAI Insured	9/17 at 100.00	AA	1,201,953

7,270	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1 Edgewater, Series 2005, 5.125%, 9/01/35	3/16 at 100.00	N/R	7,280,542
2,637,468	Total California			2,491,791,180

	Colorado – 7.0%

6,025	Alpine Mountain Ranch Metropolitan District, Special Improvement District 1, Routt County, Colorado, Special Assessment Revenue Bonds, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R	6,530,618

	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006:
3,800	5.250%, 10/01/32 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	3,867,032
13,160	5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	13,365,559

2,235	Arvada West Town Center Business Improvement District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39	No Opt. Call	N/R	2,270,648

4,405	Banning Lewis Ranch Metropolitan District No. 3 (In the City of Colorado Springs), El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 6.125%, 12/01/45	12/20 at 103.00	N/R	4,451,341

1,620	Banning Lewis Ranch Metropolitan District No. 3 (In the City of Colorado Springs), El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,647,378

2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R	2,040,860

125	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	128,981

155	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 4.250%, 12/01/19 – RAAI Insured	12/17 at 100.00	AA	158,856

1,400	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,069,194

2,860	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2015, 6.250%, 12/01/44	12/23 at 100.00	N/R	2,901,499

4,010	Castle Oaks Metropolitan District, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2012, 5.500%, 12/01/22 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	4,351,732

2,950	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	12/19 at 100.00	N/R	2,952,862

4,000	Cherry Creek Corporate Center Metropolitan District (in the City of Glendale), Arapahoe County, Colorado, Senior Lien Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	4,052,640

5,931	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to Unlimited Tax, Series 2012, 6.000%, 12/01/22	10/17 at 100.00	N/R	5,969,492

3,290	City Center West Residential Metropolitan District, Greeley, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2014A, 6.250%, 12/01/44	12/19 at 100.00	N/R	3,315,596

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010A, 6.250%, 11/01/40	11/20 at 100.00	B	$2,678,676

4,330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 7.250%, 11/01/34	11/20 at 100.00	B	4,624,137

1,350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%, 7/01/46	7/25 at 100.00	BB+	1,398,020

962	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R	797,723

1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	1,811,110

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
680	7.250%, 3/01/24	3/16 at 100.00	N/R	680,143
1,570	7.375%, 3/01/35	3/16 at 100.00	N/R	1,564,285

4,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38	8/18 at 100.00	N/R	4,589,162

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
2,085	5.500%, 2/15/26	2/16 at 101.00	N/R	2,106,621
2,370	5.625%, 2/15/36	2/16 at 101.00	N/R	2,387,870

1,885	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	5/16 at 100.00	N/R	1,885,057

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%, 1/15/44	1/24 at 100.00	BBB–	1,078,030

3,780	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	4,094,912

2,265	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40	4/18 at 100.00	N/R	2,339,541

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
250	5.125%, 7/01/34	7/24 at 100.00	BB+	267,628
1,150	5.375%, 7/01/44	7/24 at 100.00	BB+	1,219,437

925	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BBB–	1,079,965

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
2,745	5.000%, 12/15/35	12/25 at 100.00	BB+	2,829,024
4,500	5.000%, 12/15/45	12/25 at 100.00	BB+	4,524,165

2,305	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37	5/17 at 100.00	BBB–	2,342,456

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014:
890	5.000%, 11/01/44	11/24 at 100.00	BB+	917,296
765	5.125%, 11/01/49	11/24 at 100.00	BB+	784,033

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	5/16 at 102.00	N/R	3,902,789

Nuveen Investments	25

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,773	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	6/16 at 100.00	N/R	$1,775,447

2,735	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38 (Pre-refunded 6/01/18)	6/18 at 102.00	N/R (5)	3,041,484

12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	14,456,640

27,790	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R	28,132,373

4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39	8/19 at 100.00	N/R	5,405,288

4,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46	2/26 at 100.00	N/R	4,141,373

1,790	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1001, 17.815%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	2,695,830

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1003:
3,450	16.647%, 2/01/41 (IF) (6)	2/21 at 100.00	A+	4,760,862
2,500	16.647%, 2/01/41 (IF) (6)	2/21 at 100.00	A+	3,449,900

3,940	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1025, 16.823%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	5,934,704

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195, 18.394%, 10/01/31 (IF) (6)	11/23 at 100.00	A+	4,951,680

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,800	6.750%, 6/01/32 (4)	6/22 at 100.00	N/R	1,449,000
3,630	7.000%, 6/01/42 (4)	6/22 at 100.00	N/R	2,922,150
4,225	7.125%, 6/01/47 (4)	6/22 at 100.00	N/R	3,401,125

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB+	846,119

Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3366. As of 6/4/2015 Converted to Trust 2015-XF2048:

2,000	25.158%, 7/01/21 (IF) (6)	No Opt. Call	AA–	3,992,700
4,785	22.651%, 1/01/22 (IF) (6)	No Opt. Call	AA–	7,937,167

1,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 6.125%, 12/01/45	12/25 at 100.00	N/R	1,333,176

	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0054:
1,000	19.047%, 1/01/18 (IF)	No Opt. Call	AA–	1,556,120
1,250	19.047%, 1/01/18 (IF)	No Opt. Call	AA–	1,945,150
3,500	18.047%, 1/01/18 (IF)	No Opt. Call	AA–	5,257,000
265	18.047%, 7/01/18 (IF)	No Opt. Call	AA–	380,985

1,500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2015, 5.000%, 1/15/35	1/26 at 100.00	N/R	1,765,845

4,250	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (Alternative Minimum Tax)	1/23 at 100.00	BBB–	4,602,197

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007:
$895	6.200%, 4/01/16 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	$822,890
135	5.000%, 9/01/16 (Alternative Minimum Tax) (4), (9)	No Opt. Call	N/R	119,769

2,668	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2013, 6.875%, 10/01/27 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	2,413,207

1,777	Colorado International Center Metropolitan District 3, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.500%, 12/01/35	12/16 at 100.00	N/R	1,803,193

	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A:
1,095	5.300%, 12/01/22 – RAAI Insured	12/17 at 100.00	AA	1,126,208
3,580	5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	3,694,274
6,830	5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	AA	7,001,023

5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	6,462,906

5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 – RAAI Insured	12/22 at 100.00	N/R	5,129,453

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
8,410	5.400%, 12/01/27	12/17 at 100.00	N/R	8,159,046
10,965	5.450%, 12/01/34	12/17 at 100.00	N/R	10,467,299

	Conservatory Metropolitan District, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Series 2007:
100	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	AA	101,875
462	4.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	466,592
2,740	5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	2,774,743
400	4.875%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	403,088

4,525	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45	12/20 at 103.00	N/R	4,770,572

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
5,000	5.850%, 12/01/26 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	5,222,000
6,455	5.950%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	6,747,024

5,195	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40	12/21 at 100.00	N/R	5,480,257

2,375	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/25 at 100.00	N/R	2,380,249

4,126	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	4,314,352

4,725	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	4,826,635

3,420	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Series 2014, 6.875%, 12/01/44	12/19 at 100.00	N/R	3,468,119

2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 17.519%, 11/15/43 (IF) (6)	11/23 at 100.00	A	3,850,700

Nuveen Investments	27

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 2007A:
$8,200	5.750%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	BB–	$8,602,046
30,800	5.250%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	BB–	32,018,140

1,000	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2014A, 5.000%, 12/01/39	12/23 at 100.00	BBB+	1,103,810

2,110	Denver West Promenade Metropolitan District, Colorado, General Obligation Bonds, Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	2,143,591

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
22,000	0.000%, 9/01/35	No Opt. Call	BBB+	10,576,280
7,500	0.000%, 9/01/39	No Opt. Call	BBB+	3,033,975
13,000	0.000%, 9/01/40	No Opt. Call	BBB+	5,024,500
3,995	0.000%, 9/01/41	No Opt. Call	BBB+	1,474,355

1,125	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	AA–	833,265

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
37,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	24,049,097
5,285	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	3,266,711
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	293,580
10,950	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	6,162,988
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	269,030

45,720	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	AA–	16,783,355

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
22,685	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	AA–	9,787,897
24,145	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	AA–	9,348,703
20,555	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	AA–	7,146,562

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
36,250	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	AA–	25,714,662
24,545	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	16,598,556

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,000	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	AA–	1,756,320
9,000	0.000%, 9/01/29 – NPFG Insured	9/20 at 60.30	AA–	4,648,050
1,060	0.000%, 9/01/33 – NPFG Insured	9/20 at 48.04	AA–	431,812

550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.500%, 12/01/38	12/22 at 100.00	N/R	586,685

	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007:
280	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	AA	288,263
2,835	5.200%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	2,913,331
18,350	5.350%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	18,809,484

3,317	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	2,378,057

3,239	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35 (10)	6/16 at 100.00	N/R	2,109,302

1,620	Erie Highlands Metropolitan District No. 1 (In the Town of Erie), Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,643,976

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,162	Fallbrook Metropolitan District, Colorado, Limited Tax Bonds, Series 2007, 6.750%, 12/15/26 (Pre-refunded 12/15/16)	12/16 at 100.00	N/R (5)	$1,226,619

5,326	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	5,860,784

2,445	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44	No Opt. Call	N/R	2,490,281

	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
2,750	5.250%, 12/01/24	No Opt. Call	N/R	2,962,878
10,495	5.750%, 12/01/30	12/24 at 100.00	N/R	11,357,899
13,310	6.000%, 12/01/38	12/24 at 100.00	N/R	14,366,415

760	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	842,065

7,746	Granby Ranch Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.750%, 12/01/36	6/16 at 100.00	N/R	7,751,577

2,131	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39	12/19 at 100.00	N/R	2,230,219

2,780	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-2, 9.000%, 8/01/39	12/19 at 100.00	N/R	2,909,437

3,995	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2010, 9.000%, 11/01/40	12/20 at 100.00	N/R	4,215,364

750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	823,358

2,065	Hawthorn Metropolitan District 2, Jefferson County, Colorado, General Obligation Bonds, Series 2014, 6.375%, 12/01/44	12/19 at 100.00	N/R	2,094,385

955	Hawthorn Metropolitan District 2, Jefferson County, Colorado, Limited Tax Subordinate General Obligation Bonds, Series 2015, 7.750%, 12/15/44	12/19 at 103.00	N/R	962,640

16,080	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	16,747,802

8,850	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R	8,867,700

795	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	750,957

687	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	601,647

	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2008:
1,000	6.250%, 12/01/36	12/16 at 100.00	N/R	1,004,020
1,680	8.250%, 12/01/37	12/16 at 100.00	N/R	1,704,612

1,025	Iliff Commons Metropolitan District 2, City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44	12/20 at 100.00	N/R	1,044,680

6,295	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 5.500%, 12/01/45	12/20 at 103.00	N/R	6,389,110

3,645	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	1/18 at 100.00	N/R	3,802,099

Nuveen Investments	29

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$6,210	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.750%, 12/15/46	12/23 at 100.00	N/R	$6,290,482

1,245	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	1,265,468

1,556	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R	1,371,676

2,230	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	2,259,347

330	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	AA	338,547

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,219	5.500%, 12/01/27	12/16 at 100.00	N/R	1,196,193
4,600	5.625%, 12/01/37	12/16 at 100.00	N/R	4,539,280

2,345	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	2,371,545

	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006:
5,770	6.000%, 12/01/26 (11)	6/16 at 100.00	N/R	3,880,037
10,910	6.125%, 12/01/35 (12)	6/16 at 100.00	N/R	7,336,430

16,275	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	N/R	18,334,764

1,965	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40	12/22 at 100.00	N/R	2,064,586

12,930	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A, 5.400%, 12/15/31	12/16 at 100.00	N/R	13,147,741

12,265	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.750%, 12/01/39	12/20 at 103.00	N/R	12,730,211

	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
475	4.750%, 12/01/35	No Opt. Call	N/R	483,674
3,195	5.000%, 12/01/44	12/24 at 100.00	N/R	3,279,859

10,000	Regional Transportation District, Colorado, Certificates of Participation, Series 2014A, 5.000%, 6/01/44 – AGM Insured (UB) (6)	6/23 at 100.00	AA	11,245,200

	Regional Transportation District, Colorado, Certificates of Participation, Tender Option Bond Trust Series 2015-XF1031:
2,660	17.281%, 6/01/39 (IF) (6)	6/23 at 100.00	Aa3	4,142,152
3,190	18.270%, 6/01/44 (IF) (6)	6/23 at 100.00	Aa3	4,813,965
3,750	17.281%, 6/01/44 (IF) (6)	6/23 at 100.00	Aa3	5,659,800
2,745	17.274%, 6/01/44 (IF) (6)	6/23 at 100.00	Aa3	4,142,315

4,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	A–	4,656,680

3,000	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.375%, 12/01/21	12/17 at 100.00	N/R	2,584,140

1,400	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,405,264

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$510	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	$515,340

1,925	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,908,734

1,166	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	3/16 at 100.00	N/R	1,167,143

2,223	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,486,031

4,413	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	3,935,337

	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010:
2,195	7.375%, 12/01/35	12/20 at 100.00	N/R	2,359,340
2,829	6.000%, 12/15/40	No Opt. Call	N/R	2,326,202

7,205	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligation Bonds, Convertible Capital Appreciation Series 2015, 0.000%, 12/01/42	12/20 at 103.00	N/R	6,255,813

9,340	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/38	12/19 at 103.00	N/R	9,202,142

2,625	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015B, 7.750%, 12/15/38	12/19 at 103.00	N/R	2,644,084

6,680	Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 2015A, 0.000%, 12/01/45	12/22 at 102.00	N/R	4,535,920

	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A:
2,695	5.500%, 12/01/35	12/20 at 103.00	N/R	2,712,949
3,500	5.750%, 12/01/45	12/20 at 103.00	N/R	3,528,350

1,045	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,054,112

4,990	Stetson Ridge Metropolitan District 3, Colorado, Limited Tax General Obligation Bonds, Series 2012, 7.125%, 12/01/42	No Opt. Call	N/R	5,059,910

7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (13)	12/17 at 100.00	N/R	1,650,225

1,244	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.625%, 12/01/36	12/17 at 100.00	N/R	1,261,901

2,510	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,755,101

1,935	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Limited Tax Convertible to Unlimited Tax, Series 2013, 5.125%, 11/01/38	12/23 at 100.00	N/R	2,068,921

974	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	12/16 at 100.00	N/R	981,237

	Thompson Crossing Metropolitan District No. 6 in the Town of Johnstown, Larimer County, Colorado, General Obligation Limited Tax Bonds Series 2015A:
1,000	6.000%, 12/01/44	12/20 at 103.00	N/R	1,017,810
784	7.750%, 12/15/44	12/20 at 103.00	N/R	801,405

Nuveen Investments	31

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$6,440	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	$6,932,982

2,283	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	2,287,452

9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37 (14)	12/18 at 100.00	N/R	2,184,810

525	Waterfront Metropolitan District, Loveland, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 4.800%, 12/01/35 – RAAI Insured	12/17 at 100.00	AA	528,880

1,953	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 6.200%, 12/01/34 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	2,047,291

1,297	Winter Farm Metropolitan District 1, Colorado, Property Tax Supported Revenue Bonds, Series 2011, 7.500%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (5)	1,538,592

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
440	6.250%, 12/01/25	6/16 at 100.00	N/R	439,969
1,393	6.375%, 12/01/35	6/16 at 100.00	N/R	1,392,819
959,451	Total Colorado			834,039,246

	Connecticut – 0.8%

7,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/16 at 100.00	B2	7,091,172

	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A:
1,155	7.625%, 1/01/30	1/20 at 100.00	N/R	1,223,572
3,570	7.750%, 1/01/43	1/20 at 100.00	N/R	3,731,935

	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A:
818	7.000%, 4/01/22	4/20 at 100.00	N/R	923,530
38,220	7.875%, 4/01/39	4/20 at 100.00	N/R	45,512,376

148,047	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (4)	No Opt. Call	N/R	9,735,562

	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2003:
395	5.125%, 1/01/23	7/16 at 100.00	B–	393,799
20,600	5.250%, 1/01/33	7/16 at 100.00	B–	19,689,274

5,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%, 2/01/45	2/23 at 100.00	B–	5,126,700

5,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (5)	6,410,950
229,855	Total Connecticut			99,838,870

	Delaware – 0.4%

22,885	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	23,778,430

	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A:
4,890	6.750%, 9/01/35	3/25 at 100.00	N/R	4,963,399
7,500	7.000%, 9/01/45	3/25 at 100.00	N/R	7,586,025

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Delaware (continued)

$3,000	Sussex County, Delaware, Recovery Zone Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 6.000%, 10/01/40	12/20 at 100.00	Baa3	$3,262,380

1,390	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48 (Mandatory put 7/15/28)	7/21 at 100.00	N/R	1,571,895
39,665	Total Delaware			41,162,129

	District of Columbia – 0.5%

2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BB+	2,659,561

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Refunding Series 2015:
5,000	5.000%, 7/15/40 (UB) (6)	1/26 at 100.00	A1	5,778,600
10,000	5.000%, 7/15/44 (UB) (6)	1/26 at 100.00	A1	11,492,600

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Tender Option Bond Trust 11839:
2,335	19.396%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA	3,371,763
1,175	19.287%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA	1,705,513

2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc., Series 2011, 6.625%, 3/01/41	3/21 at 100.00	BBB–	2,335,934

	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
2,590	7.125%, 11/15/26	11/20 at 100.00	BBB–	2,963,400
2,740	7.500%, 11/15/31	11/20 at 100.00	BBB–	3,164,727
1,000	7.875%, 11/15/40	11/20 at 100.00	BBB–	1,167,090

175	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	175,875

6,500	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A, 6.500%, 10/01/41	4/21 at 100.00	BBB	6,945,835

1,250	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006, 23.003%, 10/01/41 (IF) (6)	4/21 at 100.00	BBB	1,592,950

2,500	District of Columbia, Revenue Bonds, Howard University, Series 2011A, 6.500%, 10/01/41 (UB) (6)	4/21 at 100.00	BBB	2,671,475

	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006:
2,500	23.003%, 10/01/37 (IF) (6)	4/21 at 100.00	BBB	3,219,800
3,025	22.975%, 10/01/37 (IF) (6)	4/21 at 100.00	BBB	3,894,869
1,250	23.003%, 10/01/41 (IF) (6)	4/21 at 100.00	BBB	1,592,950
1,750	23.003%, 10/01/41 (IF) (6)	4/21 at 100.00	BBB	2,230,130
625	23.003%, 10/01/41 (IF) (6)	4/21 at 100.00	BBB	796,475
49,095	Total District of Columbia			57,759,547

	Florida – 11.8%

1,500	A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 6.250%, 11/01/46	11/29 at 100.00	N/R	1,513,605

	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	3,117,050
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	3,111,725

Nuveen Investments	33

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
$10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	$12,330,402
12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	15,134,590
7,500	8.125%, 11/15/46	No Opt. Call	N/R	8,919,900

2,675	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	5/16 at 100.00	N/R	2,678,371

3,020	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	5/16 at 100.00	N/R	2,587,838

2,250	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area A-2 Series 2016, 6.000%, 11/01/47	11/26 at 100.00	N/R	2,258,595

1,730	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36 (15)	5/16 at 100.00	N/R	1,731,090

1,000	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Centex Homes Project, Series 2006A-3, 5.500%, 5/01/36	5/16 at 100.00	N/R	1,000,010

380	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	No Opt. Call	N/R	380,133

19,375	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	5/16 at 100.00	N/R	19,007,844

24,195	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	25,700,171

3,485	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	3,796,071

5,620	Babcock Ranch Community Independent Special District, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	5,637,310

2,100	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	2,136,414

	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016:
2,375	5.000%, 11/01/36	11/28 at 100.00	N/R	2,388,181
4,545	5.000%, 11/01/48	11/28 at 100.00	N/R	4,501,232

1,000	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%, 5/01/35	5/25 at 100.00	BBB	1,019,390

3,925	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 5.875%, 5/01/37	5/22 at 100.00	N/R	3,959,344

3,325	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-2, 5.400%, 5/01/37	5/22 at 100.00	N/R	3,415,573

4,960	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 5.875%, 5/01/37	5/22 at 100.00	N/R	4,742,306

3,430	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 0.000%, 5/01/37	5/22 at 100.00	N/R	2,700,885

2,650	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	2,835,686

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
$2,495	5.000%, 9/01/43	9/23 at 100.00	BBB–	$2,572,744
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB–	1,065,905
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB–	4,162,185

1,775	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,779,171

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
2,080	5.000%, 11/01/36	11/25 at 100.00	N/R	2,126,717
15,385	5.000%, 11/01/46	11/25 at 100.00	N/R	15,552,850

145	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	5/17 at 100.00	N/R	147,384

2,985	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	3,126,668

3,420	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R	3,048,178

3,000	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	3,700,290

1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/24 at 100.00	N/R	1,146,890

1,420	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/16 at 100.00	N/R	1,421,406

30,705	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	32,147,214

4,985	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.750%, 5/01/46 (WI/DD, Settling 2/09/16)	5/27 at 100.00	N/R	4,984,651

5,680	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 6.800%, 6/01/42 (4)	6/22 at 100.00	D	2,414,057

2,630	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	2,631,788

5,470	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	5/17 at 100.00	N/R	5,519,613

	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009:
1,540	6.500%, 11/01/29	11/19 at 100.00	BB+	1,678,107
11,045	6.750%, 11/01/39	11/19 at 100.00	BB+	12,090,741

4,000	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40	7/25 at 100.00	N/R	4,111,920

	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan Program – Florida Universities, Series 2001F:
660	5.125%, 10/01/21 – NPFG Insured	2/16 at 100.00	AA–	659,993
10,880	5.000%, 10/01/31 – NPFG Insured	2/16 at 100.00	AA–	10,880,544

1,890	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 8.250%, 1/01/44	1/21 at 103.00	N/R	1,617,462

Nuveen Investments	35

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$720	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50	2/16 at 100.00	N/R	$719,957

5,000	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	5,457,200

1,320	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/16 at 100.00	N/R	1,324,792

	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015:
935	5.625%, 11/01/36	11/26 at 100.00	N/R	940,535
2,250	5.750%, 11/01/47	11/26 at 100.00	N/R	2,258,730

3,540	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R	3,543,929

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
4,005	5.000%, 5/01/34	5/24 at 100.00	N/R	4,087,583
9,745	5.125%, 5/01/45	5/24 at 100.00	N/R	9,960,852

2,800	Century Gardens at Tamiami Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007A, 6.250%, 5/01/37	5/17 at 100.00	N/R	2,832,984

4,000	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2015, 5.500%, 10/01/36 (Alternative Minimum Tax)	10/25 at 100.00	N/R	4,020,520

3,460	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	5/16 at 100.00	N/R	3,466,574

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	539,315
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB–	2,329,432

	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
8,000	7.750%, 5/15/35	5/24 at 100.00	N/R	9,406,560
5,000	8.000%, 5/15/37	5/24 at 100.00	N/R	5,962,700

8,430	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20	5/16 at 100.00	N/R	8,444,753

9,950	Concord Station Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/35	5/16 at 100.00	N/R	9,953,582

2,995	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	5/16 at 100.00	N/R	2,999,732

1,525	Copperstone Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.200%, 5/01/38	5/17 at 100.00	N/R	1,535,995

1,920	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	5/16 at 100.00	N/R	1,926,067

2,650	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34 (Pre-refunded 3/04/16)	3/16 at 100.00	N/R (5)	2,666,457

3,700	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%, 5/01/30	5/24 at 100.00	N/R	3,778,921

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,505	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%, 5/01/44	5/24 at 100.00	N/R	$2,581,252

1,205	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	6/16 at 100.00	N/R	1,205,506

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
840	5.250%, 5/01/35	5/26 at 100.00	N/R	862,730
940	5.300%, 5/01/36	5/26 at 100.00	N/R	966,132
1,430	5.500%, 5/01/45	5/26 at 100.00	N/R	1,469,368
1,965	5.500%, 5/01/46	5/26 at 100.00	N/R	2,015,952

8,825	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/36	5/22 at 100.00	N/R	8,905,837

3,365	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	3,616,635

3,205	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	3,347,078

4,300	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	5,253,611

	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015:
105	5.250%, 11/01/35	5/25 at 100.00	N/R	107,954
250	5.375%, 11/01/46	5/25 at 100.00	N/R	257,013

3,360	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	3,385,267

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31	12/21 at 101.00	N/R	4,476,256
13,615	7.750%, 6/15/42	12/21 at 101.00	N/R	14,976,364

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A:
6,025	6.250%, 7/01/34	7/24 at 100.00	N/R	6,363,424
9,780	6.500%, 7/01/44	7/24 at 100.00	N/R	10,283,670

320	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Taxable Series 2014B, 7.000%, 7/01/20	No Opt. Call	N/R	323,648

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
1,250	5.875%, 6/15/34	6/24 at 100.00	N/R	1,279,775
4,275	6.000%, 6/15/44	6/24 at 100.00	N/R	4,330,789

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A:
1,500	6.000%, 9/15/30	9/20 at 100.00	BB+	1,583,355
10,840	6.000%, 9/15/40	9/20 at 100.00	BB+	11,327,692

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A:
9,610	7.000%, 6/15/26	6/21 at 100.00	BB–	11,145,101
5,275	7.500%, 6/15/33	6/21 at 100.00	BB–	6,248,026
20,150	7.625%, 6/15/41	6/21 at 100.00	BB–	23,866,667

Nuveen Investments	37

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
$1,500	6.000%, 6/15/32	No Opt. Call	N/R	$1,550,355
5,800	6.125%, 6/15/43	No Opt. Call	N/R	5,964,140

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A:
18,525	8.000%, 12/15/35	6/23 at 100.00	N/R	21,300,971
4,000	8.500%, 6/15/44	6/23 at 100.00	N/R	4,671,760

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A:
2,110	6.000%, 6/15/34	6/24 at 100.00	N/R	2,192,079
6,195	6.125%, 6/15/44	6/24 at 100.00	N/R	6,365,858

7,960	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.125%, 6/15/46	6/25 at 100.00	N/R	8,077,967

1,630	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BB–	1,633,847

4,205	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	4,660,822

	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 4 Project, Series 2015:
1,250	5.125%, 11/01/36	11/26 at 100.00	N/R	1,259,675
1,500	5.375%, 11/01/46	11/26 at 100.00	N/R	1,511,445

4,250	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,669,900

	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2015:
1,000	5.000%, 11/01/35	11/25 at 100.00	N/R	1,007,660
1,250	5.375%, 11/01/45	11/25 at 100.00	N/R	1,259,400

1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,771,435

220	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	230,844

3,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44	5/24 at 100.00	N/R	3,039,510

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 5.000%, 5/01/39	5/24 at 100.00	N/R	1,016,240

4,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45	5/24 at 100.00	N/R	4,559,130

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,009,090

8,830	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (Alternative Minimum Tax)	No Opt. Call	N/R	9,183,200

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$905	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	$947,508

1,000	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	1,018,100

5,000	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	5,137,850

	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014:
760	5.000%, 11/01/34	11/24 at 100.00	N/R	769,553
1,270	5.500%, 11/01/44	11/24 at 100.00	N/R	1,292,276

	Heritage Harbour North Community Development District, Florida, Special Assessment Bond, Series 2014:
1,200	5.000%, 5/01/34	5/29 at 101.00	N/R	1,235,748
2,170	5.125%, 5/01/45	5/29 at 101.00	N/R	2,228,482

3,310	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/16 at 100.00	N/R	3,317,745

610	Highland Meadows Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36	5/16 at 100.00	N/R	610,214

5,245	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System-Sunbelt Obligated Group, Tender Option Bond Trust 11797, 18.751%, 7/28/16 (IF)	No Opt. Call	AA	6,029,862

3,130	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System Sunbelt Obligated Group, Tender Option Bond Trust 3187, 18.889%, 7/28/16 (IF)	No Opt. Call	AA	3,597,935

1,875	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System Sunbelt Obligated Group, Tender Option Bond Trust 3251, 19.411%, 5/15/31 – BHAC Insured (IF)	11/16 at 100.00	AA+	2,118,450

3,715	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BB+	3,742,937

	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015:
1,960	5.000%, 11/01/35	11/25 at 100.00	N/R	1,997,867
3,000	5.125%, 11/01/45	11/25 at 100.00	N/R	3,034,380

8,095	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	8,523,225

	Jacksonville Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Brooks Health System, Tender Option Bond Trust 1004:
5,810	18.358%, 11/01/32 (IF) (6)	11/17 at 100.00	A	7,034,864
2,865	18.362%, 11/01/38 (IF) (6)	11/17 at 100.00	A	3,424,563

2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 2015-XF0062, 17.923%, 4/01/35 (IF)	10/21 at 100.00	AA–	4,293,405

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
500	5.125%, 11/01/34	11/24 at 100.00	N/R	517,020
920	5.375%, 11/01/44	11/24 at 100.00	N/R	954,298

Nuveen Investments	39

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014:
$610	5.125%, 11/01/34	11/24 at 100.00	N/R	$630,764
1,030	5.375%, 11/01/44	11/24 at 100.00	N/R	1,068,398

5,300	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	5/16 at 100.00	N/R	5,305,724

2,565	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/32	5/25 at 100.00	N/R	2,628,279

2,030	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,966,136

1,235	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	No Opt. Call	N/R	1,306,852

8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34	5/24 at 100.00	N/R	8,752,927

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
4,600	5.250%, 11/01/33	11/22 at 100.00	N/R	4,744,578
3,155	5.750%, 11/01/42	11/22 at 100.00	N/R	3,320,290

2,955	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45	5/25 at 100.00	N/R	3,036,263

	Lakewood Ranch Stewardship District, Florida, Special Assessment Bonds, Lakewood Ranch South Project, Series 2016:
4,525	5.000%, 5/01/36 (WI/DD, Settling 2/08/16)	5/26 at 100.00	N/R	4,571,608
9,375	5.125%, 5/01/46 (WI/DD, Settling 2/08/16)	5/26 at 100.00	N/R	9,456,000

1,000	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%, 5/01/35	No Opt. Call	N/R	1,027,550

9,660	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/38	5/16 at 100.00	N/R	9,698,543

1,830	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory put 9/15/27)	9/20 at 100.00	N/R	1,988,661

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
13,120	5.250%, 6/15/27	6/17 at 100.00	BB	13,353,011
34,550	5.375%, 6/15/37	6/17 at 100.00	BB	35,100,036

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB	2,818,620
4,700	5.750%, 6/15/42	6/22 at 100.00	BB	5,041,173

5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2012, 5.750%, 10/01/42	No Opt. Call	BB+	6,156,070

3,490	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2014, 5.500%, 10/01/47	10/22 at 102.00	BB+	3,745,852

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Park Royal Psychiatric Hospital, Series 2010:
$6,870	9.000%, 12/01/30	12/18 at 104.00	N/R	$7,544,428
15,540	9.500%, 12/01/40	12/18 at 104.00	N/R	17,135,336

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A:
6,800	5.000%, 4/01/32 (UB) (6)	4/17 at 100.00	A	7,043,848
23,920	5.000%, 4/01/37 (UB) (6)	4/17 at 100.00	A	24,726,822

252	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	252,050

9,515	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25 (4)	7/16 at 100.00	N/R	5,709,000

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/49 (4)	No Opt. Call	N/R	892,713

	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015:
1,000	5.375%, 5/01/35	5/26 at 100.00	N/R	1,022,470
3,760	5.625%, 5/01/46	5/26 at 100.00	N/R	3,843,434

1,940	Marshall Creek Community Development District, Saint Johns County, Florida, Capital Improvement and Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/32	5/25 at 100.00	N/R	2,011,489

4,000	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2012, 5.500%, 11/15/42	No Opt. Call	BBB+	4,481,760

410	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34	5/24 at 100.00	N/R	439,717

	Miami Beach, Florida, Resort Tax Revenue Bond Series 2015:
13,515	5.000%, 9/01/40 (UB)	9/25 at 100.00	AA–	15,570,091
7,000	5.000%, 9/01/45 (UB)	9/25 at 100.00	AA–	8,008,280

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pine crest Academy Project, Series 2014:
1,000	5.000%, 9/15/34	9/24 at 100.00	BBB–	1,053,220
1,550	5.250%, 9/15/44	No Opt. Call	BBB–	1,625,966

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A:
1,500	5.750%, 9/15/35	9/25 at 100.00	N/R	1,544,580
2,250	6.000%, 9/15/45	9/25 at 100.00	N/R	2,314,418

2,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Tender Option Bond Trust Series 1009, 18.868%, 10/01/41 (IF) (6)	10/20 at 100.00	A	4,519,814

3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 18.220%, 10/01/38 – AGC Insured (Alternative Minimum Tax) (IF) (6)	10/18 at 100.00	AA	4,809,000

3,210	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Tender Option Bond Trust 2015-XF2191, 20.940%, 6/01/39 – AGM Insured (IF)	6/19 at 100.00	AA	4,893,131

	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 11834:
855	18.095%, 4/01/19 – AGM Insured (IF)	No Opt. Call	AA	1,326,344
3,750	18.095%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	AA	5,817,300
2,065	18.074%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	AA	3,202,010

Nuveen Investments	41

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B:
$990	5.000%, 5/01/29	5/23 at 100.00	N/R	$1,062,597
6,735	5.000%, 5/01/37	5/23 at 100.00	N/R	7,163,077

14,530	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	15,453,527

1,270	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/16 at 100.00	N/R	1,273,658

1,500	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/23 at 100.00	N/R	1,617,465

2,100	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/35	5/25 at 100.00	N/R	2,127,531

10,250	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.200%, 5/01/37	5/16 at 100.00	N/R	10,284,235

	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014:
1,565	5.250%, 11/01/35	11/24 at 100.00	N/R	1,649,713
2,690	5.625%, 11/01/45	11/24 at 100.00	N/R	2,845,670

870	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	478,483

1,590	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16 (4)	No Opt. Call	N/R	874,468

2,025	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	2,155,066

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
1,895	5.000%, 8/01/29	8/24 at 100.00	N/R	1,978,986
2,700	5.000%, 8/01/34	8/24 at 100.00	N/R	2,771,766
15,500	5.000%, 8/01/46	8/24 at 100.00	N/R	15,779,930

13,280	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	13,459,811

	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015:
1,290	4.750%, 11/01/35	11/25 at 100.00	N/R	1,301,623
3,245	4.875%, 11/01/45	11/25 at 100.00	N/R	3,270,019

345	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 1071, 17.072%, 10/01/42 (IF) (6)	4/22 at 100.00	A	446,295

2,250	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36	5/26 at 100.00	N/R	2,296,913

1,000	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31	12/24 at 100.00	BBB+	1,146,290

	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
500	6.750%, 6/01/24	6/22 at 102.00	N/R	587,110
1,000	6.850%, 6/01/26	6/22 at 102.00	N/R	1,178,000
1,000	7.000%, 6/01/29	6/22 at 102.00	N/R	1,186,340
5,000	7.375%, 6/01/44	6/22 at 102.00	N/R	6,032,850
11,600	7.500%, 6/01/49	6/22 at 102.00	N/R	14,201,648

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$5,795	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R	$5,808,966

575	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	5/16 at 100.00	BBB–	576,570

2,150	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2011, 7.150%, 11/01/41	11/18 at 100.00	N/R	2,285,665

550	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	613,305

	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
500	4.875%, 5/01/22	No Opt. Call	N/R	526,610
1,480	5.375%, 5/01/31	5/22 at 100.00	N/R	1,552,387

10,965	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	5/16 at 100.00	N/R	10,967,083

2,550	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/16 at 100.00	N/R	2,243,898

575	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.000%, 5/01/37	5/17 at 100.00	N/R	584,861

	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
2,445	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	2,578,644
315	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	331,531

2,545	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,649,091

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
380	5.750%, 11/01/22	No Opt. Call	N/R	425,387
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,529,975
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,261,210

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015:
1,350	5.000%, 11/01/35	11/25 at 100.00	N/R	1,367,658
2,270	5.200%, 11/01/45	11/25 at 100.00	N/R	2,303,959

4,240	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	5/16 at 100.00	N/R	4,240,424

3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	3,443,342

7,500	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33	5/25 at 100.00	N/R	7,656,750

2,740	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015, 5.000%, 5/01/36	No Opt. Call	N/R	2,787,594

2,770	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,928,084

1,900	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 7.125%, 11/01/44	11/24 at 100.00	N/R	2,040,980

Nuveen Investments	43

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$6,375	Saint Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Refunding Series 2014A, 1.344%, 1/01/49 (4), (9)	4/17 at 100.00	N/R	$3,635,705

2,359	Saint Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Refunding Series 2014B, 2.500%, 1/01/49	4/17 at 100.00	N/R	24

8,300	Sarasota National Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/39	5/17 at 100.00	N/R	8,354,199

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
3,000	5.500%, 10/01/24	10/17 at 100.00	BBB–	3,141,840
21,150	5.250%, 10/01/27	10/17 at 100.00	BBB–	22,064,103

	Shingle Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2015:
3,000	5.125%, 11/01/36	11/25 at 100.00	N/R	3,037,860
9,000	5.400%, 11/01/45	11/25 at 100.00	N/R	9,115,470

2,190	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 5.000%, 5/01/38	5/24 at 101.00	N/R	2,186,912

6,500	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/16 at 100.00	N/R	6,507,150

6,825	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.350%, 5/01/36	5/16 at 100.00	N/R	6,827,457

2,115	South Kendall Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2008A, 6.750%, 11/01/38	11/16 at 100.00	N/R	2,141,882

2,340	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Tender Option Bond Trust 2015-XF1000, 22.209%, 8/15/42 (IF) (6)	8/17 at 100.00	AA	2,836,431

6,350	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 1117, 8.529%, 2/15/28 (IF)	8/17 at 100.00	AA	6,688,582

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2015-XF0251:
2,130	15.919%, 8/15/24 (IF) (6)	8/17 at 100.00	AA	2,613,553
3,835	15.937%, 8/15/25 (IF) (6)	8/17 at 100.00	AA	4,700,176

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2015-XF2175. Formerly Tender Option Bond Trust 2749:
750	17.882%, 8/15/23 (IF)	8/17 at 100.00	AA	937,680
6,250	16.398%, 8/15/42 (IF)	8/17 at 100.00	AA	7,036,250

2,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB–	2,174,620

2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	2,236,892

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014:
2,125	5.125%, 11/01/34	11/24 at 100.00	N/R	2,190,556
3,265	5.500%, 11/01/44	11/24 at 100.00	N/R	3,373,202

2,225	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	2,412,946

2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	3,028,125

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014:
$2,740	5.125%, 11/01/34	11/29 at 100.00	N/R	$2,861,327
3,945	5.500%, 11/01/44	11/29 at 100.00	N/R	4,103,273

215	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	221,295

	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2015:
585	5.000%, 11/01/35	11/25 at 100.00	N/R	594,933
3,000	5.125%, 11/01/45	11/25 at 100.00	N/R	3,053,880

8,750	Sweetwater Creek Community Development District, Saint John’s County, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	8,850,712

	Terra Bella Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2011A:
415	6.750%, 11/01/27	11/18 at 100.00	N/R	431,824
1,995	7.850%, 11/01/41	11/18 at 100.00	N/R	2,130,042

9,585	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	7,691,292

22,690	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	13,617,857

11,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	5,257,772

	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/17 (4)	No Opt. Call	N/R	3
1,715	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	17
2,060	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	21
10,355	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	104

12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	5/17 at 100.00	N/R	121

	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT:
15	6.375%, 5/01/17 (4)	No Opt. Call	N/R	15,131
150	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	152,954
175	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	178,434
870	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	889,975

3,130	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39 (4)	5/17 at 100.00	N/R	3,031,311

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
310	6.375%, 5/01/17	No Opt. Call	N/R	309,761
2,835	6.450%, 5/01/23	5/17 at 100.00	N/R	2,849,997
3,440	6.550%, 5/01/27	5/17 at 100.00	N/R	3,459,126
2,260	5.250%, 5/01/39	5/17 at 100.00	N/R	2,270,215
17,060	6.650%, 5/01/40	5/17 at 100.00	N/R	17,292,187

35,080	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (4)	5/18 at 100.00	N/R	21,711,012

Nuveen Investments	45

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$21,550	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (4)	5/18 at 100.00	N/R	$11,287,028

23,470	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)	5/18 at 100.00	N/R	235

39,220	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/16 at 100.00	N/R	39,256,475

3,285	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44	11/26 at 102.00	N/R	3,364,300

9,200	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38 (4)	5/16 at 100.00	N/R	6,037,960

750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 – AGM Insured	11/32 at 100.00	N/R	945,142

	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
2,000	5.000%, 11/01/36	11/25 at 100.00	N/R	2,032,400
570	5.125%, 11/01/45	11/25 at 100.00	N/R	581,212

2,445	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%, 11/01/45	11/28 at 100.00	N/R	2,502,726

5,825	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.250%, 5/01/37	5/16 at 100.00	N/R	5,827,155

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,595,280
130	6.125%, 5/01/42	5/22 at 100.00	N/R	138,993

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
1,435	5.000%, 5/01/23	5/22 at 100.00	N/R	1,540,013
2,750	5.500%, 5/01/34	5/22 at 100.00	N/R	2,924,680

1,055	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,350,643

2,155	Veranda Community Development District, Florida, Special Assessment Revenue Bonds, Series 2015, 5.250%, 11/01/45	11/27 at 100.00	N/R	2,210,577

4,695	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,878,152

5,905	Verano Center Community Development District, Florida, Special Assessment Revenue Bonds, Community Infrastructure Projects, Series 2006A, 5.375%, 5/01/37	5/16 at 100.00	N/R	5,907,067

2,315	Villa Portofino East Development District, Homestead, Florida, Special Assessment Bonds, Series 2007A, 5.200%, 5/01/37	5/17 at 100.00	N/R	2,349,540

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,520	5.350%, 5/01/13 (4)	No Opt. Call	N/R	836,152
1,000	5.350%, 5/01/17 (4)	No Opt. Call	N/R	550,100
1,500	5.550%, 5/01/39 (4)	5/17 at 100.00	N/R	825,135

575	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	N/R	611,886

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014:
$2,000	5.125%, 11/01/35	11/24 at 100.00	N/R	$2,037,380
2,420	5.500%, 11/01/45	11/24 at 100.00	N/R	2,466,367

18,435	Wentworth Estates Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37	5/16 at 100.00	N/R	18,444,402

3,425	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.500%, 5/01/37	5/16 at 100.00	N/R	3,425,993

1,870	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015, 5.000%, 11/01/45	11/26 at 100.00	N/R	1,877,574

	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015:
1,555	5.000%, 11/01/35	11/25 at 100.00	N/R	1,588,697
1,110	5.125%, 11/01/45	11/25 at 100.00	N/R	1,131,756

	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014:
500	5.375%, 5/01/35	5/25 at 100.00	N/R	510,270
2,390	5.625%, 5/01/45	5/25 at 100.00	N/R	2,439,760

1,670	Wynnmere West Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	1,707,909
1,432,081	Total Florida			1,392,518,827

	Georgia – 1.1%

1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Trestletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BBB+	1,519,378

5,325	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	6,170,290

2,880	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	3,315,830

7,750	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/40 (UB)	5/25 at 100.00	AA–	9,021,465

	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234:
4,385	22.514%, 11/01/40 (IF)	5/25 at 100.00	AA–	7,979,648
1,215	22.456%, 11/01/40 (IF)	5/25 at 100.00	AA–	2,208,372

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22	6/16 at 100.00	CC	734,330
95	5.375%, 12/01/28	6/16 at 100.00	CC	78,457

11,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	BB	14,307,035

3,490	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.250%, 12/01/22	6/16 at 100.00	BB–	3,490,384

4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	5,206,142

5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43	4/23 at 100.00	N/R	5,546,822

Nuveen Investments	47

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A:
$9,550	5.000%, 7/01/27	7/17 at 100.00	N/R	$9,685,705
1,000	5.000%, 7/01/29	7/17 at 100.00	N/R	1,012,830
8,000	5.125%, 7/01/37	7/17 at 100.00	N/R	8,081,840
39,945	5.125%, 7/01/42	7/17 at 100.00	N/R	40,238,596

4,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006B, 7.300%, 7/01/42 (Mandatory put 7/01/23)	No Opt. Call	N/R	4,109,840

2,630	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Tender Option Bond Trust 2015-XF1016, 23.247%, 8/15/49 (IF) (6)	2/25 at 100.00	AA–	4,846,564

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
1,128	5.500%, 7/15/23	7/21 at 100.00	N/R	1,157,311
2,242	5.500%, 7/15/30	7/21 at 100.00	N/R	2,299,569
2,461	5.500%, 1/15/36	7/21 at 100.00	N/R	2,523,760
120,166	Total Georgia			133,534,168

	Guam – 0.6%

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,000	6.625%, 12/01/30	12/20 at 100.00	B+	1,097,990
8,000	6.875%, 12/01/40	12/20 at 100.00	B+	8,819,040

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
2,000	5.250%, 7/01/33	7/23 at 100.00	A–	2,266,100
3,840	5.500%, 7/01/43	7/23 at 100.00	A–	4,381,171

	Guam Government, General Obligation Bonds, 2009 Series A:
7,800	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	9,493,380
32,530	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	39,894,792

	Guam International Airport Authority, Revenue Bonds, Series 2013C:
1,410	6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,666,564
1,000	6.125%, 10/01/43 – AGM Insured (Alternative Minimum Tax)	10/23 at 100.00	AA	1,184,090
57,580	Total Guam			68,803,127

	Hawaii – 0.3%

3,710	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	3,749,808

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
3,040	6.625%, 7/01/33	7/23 at 100.00	BB+	3,440,064
9,450	6.875%, 7/01/43	7/23 at 100.00	BB+	10,729,624

4,550	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	No Opt. Call	N/R	4,635,176

5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	BB+	5,536,402

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
$1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	$1,149,082
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,133,320
30,055	Total Hawaii			32,373,476

	Idaho – 0.1%

3,795	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	4,376,432

1,305	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc., Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB–	1,354,968

	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Xavier Charter School, Inc. Project, Series 2015A:
1,000	5.000%, 6/01/35	6/25 at 100.00	BBB–	1,036,950
2,380	5.000%, 6/01/44	6/25 at 100.00	BBB–	2,420,722
8,480	Total Idaho			9,189,072

	Illinois – 7.8%

1,065	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	1,124,033

9,150	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/17 at 100.00	N/R	9,169,307

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/17 at 100.00	N/R	4,022,280

2,400	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/17 at 102.00	N/R	2,465,496

924	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	AA	925,525

4,660	Central Illinois Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Huntington Ridge Apartments Project, Series 2014, 5.000%, 8/01/30	8/24 at 100.00	N/R	4,873,428

5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 1210, 23.176%, 12/01/39 – AGM Insured (IF) (6)	12/21 at 100.00	AA	7,425,915

1,765	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured	No Opt. Call	AA–	884,512

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
8,000	22.404%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	12,914,000
500	22.404%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	807,125
2,950	22.390%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	4,760,799

8,935	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (UB) (6)	12/21 at 100.00	AA	9,778,553

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF1040:
2,600	22.053%, 12/01/44 (IF) (6)	12/24 at 100.00	AA	3,977,220
2,000	22.053%, 12/01/44 (IF) (6)	12/24 at 100.00	AA	3,059,400
3,755	22.053%, 12/01/44 (IF) (6)	12/24 at 100.00	AA	5,744,024
1,000	23.297%, 12/01/49 (IF) (6)	12/24 at 100.00	AA	1,635,750
2,000	23.297%, 12/01/49 (IF) (6)	12/24 at 100.00	AA	3,271,500
1,150	23.297%, 12/01/49 (IF) (6)	12/24 at 100.00	AA	1,881,113

Nuveen Investments	49

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,200	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph-Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33	3/16 at 100.00	N/R	$1,200,804

1,051	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	No Opt. Call	N/R	1,057,683

6,480	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	7/16 at 100.00	N/R	4,553,885

4,510	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park, Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	4,639,978

	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
2,000	5.500%, 1/01/34	1/25 at 100.00	BBB+	2,033,740
2,500	5.500%, 1/01/37	1/25 at 100.00	BBB+	2,529,750

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B:
2,740	5.250%, 1/01/28	1/25 at 100.00	BBB+	2,824,502
2,900	5.500%, 1/01/34	1/25 at 100.00	BBB+	2,948,923

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D:
5,000	5.500%, 1/01/33	1/25 at 100.00	BBB+	5,084,350
14,000	5.500%, 1/01/37	1/25 at 100.00	BBB+	14,166,600
22,175	5.500%, 1/01/40	1/25 at 100.00	BBB+	22,391,871

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
525	5.000%, 1/01/34	No Opt. Call	BBB+	507,486
3,000	5.000%, 1/01/40	No Opt. Call	BBB+	2,874,720

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2014A:
1,445	5.250%, 1/01/32	1/24 at 100.00	BBB+	1,457,051
5,000	5.000%, 1/01/34	1/24 at 100.00	BBB+	4,833,200

	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
5,000	5.250%, 1/01/35	No Opt. Call	BBB+	5,023,450
8,760	5.000%, 1/01/40	No Opt. Call	BBB+	8,394,182

2,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	2,012,520

11,270	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	N/R	10,820,102

	Chicago, Illinois, General Obligation Bonds, Series 2015A:
2,900	5.500%, 1/01/35	1/25 at 100.00	BBB+	2,944,805
4,775	5.500%, 1/01/39	1/25 at 100.00	BBB+	4,825,090

800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 1212, 22.227%, 1/01/35 – AGM Insured (IF) (6)	1/21 at 100.00	AA	1,032,240

23,110	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	23,254,669

60,080	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	Caa1	58,068,522

2,402	Crystal Lake Special Service Area 46, Illinois, Limited Tax Obligation Bonds, Series 2007, 5.750%, 3/01/36	3/17 at 100.00	N/R	2,359,773

644	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2011A, 6.000%, 10/01/42	5/16 at 100.00	N/R	658,838

1,400	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	No Opt. Call	N/R	1,422,274

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011:
$7,405	7.750%, 7/01/30	7/21 at 100.00	N/R	$7,649,439
1,545	8.000%, 7/01/35	7/21 at 100.00	N/R	1,601,933
2,000	8.250%, 7/01/41	7/21 at 100.00	N/R	2,083,120

1,000	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/35 – AGM Insured	3/24 at 100.00	AA	1,111,550

2,070	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,269,175

2,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bonds Trust 2015-XF0230, 22.484%, 1/01/39 (IF)	1/24 at 100.00	AA–	3,347,900

930	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	6/16 at 100.00	BB	931,786

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
25	5.000%, 12/01/21	12/16 at 100.00	BBB	25,617
1,250	5.000%, 12/01/36	12/16 at 100.00	BBB	1,260,200

	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
845	5.750%, 12/01/35	12/25 at 100.00	N/R	852,537
4,475	6.000%, 12/01/45	12/25 at 100.00	N/R	4,501,134

	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
1,625	6.875%, 10/01/31	10/21 at 100.00	BBB–	1,784,136
3,500	7.125%, 10/01/41	10/21 at 100.00	BBB–	3,860,150

1,620	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2013, 6.000%, 9/01/32	9/23 at 100.00	BBB	1,841,243

79,440	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	Caa1	76,780,349

200	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series 2009, 6.500%, 4/01/44	10/19 at 100.00	Baa3	219,700

	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A:
3,510	7.750%, 5/15/30	5/20 at 100.00	N/R	4,005,015
10,000	8.000%, 5/15/40	5/20 at 100.00	N/R	11,465,400
7,625	8.000%, 5/15/46	5/20 at 100.00	N/R	8,733,980

5,190	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	5,255,705

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 1098:
1,500	18.266%, 8/15/15 – AGC Insured (IF) (6)	No Opt. Call	AA	2,003,160
1,625	18.266%, 2/15/39 – AGC Insured (IF) (6)	8/18 at 100.00	AA	2,108,860
2,495	18.266%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA	3,237,911
625	18.476%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA	811,100
550	18.395%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA	713,020

1,265	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 5.500%, 5/15/23	5/16 at 100.00	BBB–	1,266,999

Nuveen Investments	51

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$890	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R	$903,573

5,500	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	2/16 at 100.00	BB–	5,500,715

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
1,000	5.000%, 4/01/26	4/16 at 100.00	Baa3	1,000,940
11,170	5.000%, 4/01/31	4/16 at 100.00	Baa3	11,174,468
19,140	5.000%, 4/01/36	4/16 at 100.00	Baa3	19,139,617

6,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	6,392,460

2,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	3,197,446

10,275	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/16 at 100.00	N/R	10,260,512

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
2,900	5.500%, 5/15/26	5/17 at 100.00	N/R	2,940,223
11,825	5.750%, 5/15/38	5/17 at 100.00	N/R	11,949,281
350	5.400%, 5/15/38	5/16 at 100.00	N/R	350,109

3,125	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 2015-XF0060, 18.047%, 5/01/26 (IF)	5/20 at 100.00	AA	4,789,125

	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
560	17.850%, 8/15/20 (IF)	No Opt. Call	AA+	837,110
1,000	17.850%, 8/15/20 (IF)	No Opt. Call	AA+	1,494,840
1,925	17.861%, 2/15/37 (IF)	8/22 at 100.00	AA+	2,810,134

	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 11783:
490	20.005%, 2/15/19 (IF)	No Opt. Call	AA–	758,069
625	20.005%, 2/15/31 (IF)	8/19 at 100.00	AA–	934,800

1,900	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (Pre-refunded 11/15/17) (UB) (6)	11/17 at 100.00	A (5)	2,069,803

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 4702:
1,125	20.083%, 11/15/33 (Pre-refunded 11/15/17) (IF) (6)	11/17 at 100.00	A (5)	1,526,715
4,260	21.094%, 5/15/39 (IF) (6)	5/20 at 100.00	A	6,982,310
1,705	21.094%, 5/15/39 (IF) (6)	5/20 at 100.00	A	2,791,358
4,740	21.089%, 5/15/39 (IF) (6)	5/20 at 100.00	A	7,769,050

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 1115:
3,525	16.829%, 5/15/41 (IF) (6)	5/22 at 100.00	A	4,973,634
2,500	16.829%, 5/15/41 (IF) (6)	5/22 at 100.00	A	3,527,400

1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28	5/20 at 100.00	BBB+	1,287,844

8,120	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	9,835,594

9,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/38 (Pre-refunded 11/01/18) (UB) (6)	11/18 at 100.00	Aaa	10,620,734

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (Pre-refunded 11/01/18) (UB) (6)	11/18 at 100.00	Aaa	$2,878,407

5,550	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19) (UB) (6)	5/19 at 100.00	Aaa	6,570,035

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bonds Trust 1017:
300	22.382%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	510,936
250	23.383%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	433,790
3,067	23.370%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	5,320,448
1,065	23.330%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	1,846,103
815	23.313%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	1,412,314
315	23.203%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	544,736

650	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	785,818

	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
1,030	21.477%, 2/15/19 – AGM Insured (IF) (6)	No Opt. Call	AA	1,819,227
665	21.360%, 2/15/19 – AGM Insured (IF) (6)	No Opt. Call	AA	1,171,670

2,285	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 11783-1, 20.005%, 2/15/31 (IF)	8/19 at 100.00	AA–	3,417,629

	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2015-XF0108:
3,025	19.798%, 2/15/19 (IF) (6)	No Opt. Call	AA–	4,582,149
4,250	19.798%, 8/15/35 (IF) (6)	2/21 at 100.00	AA–	6,437,730

3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	3,134,973

20,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46 (UB) (6)	10/25 at 100.00	AA+	22,752,800

985	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	1,006,552

	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois IV LLC, Fullerton Village Project, Series 2004A:
1,290	5.000%, 6/01/14 (4)	No Opt. Call	Ca	1,160,936
7,540	5.500%, 6/01/19 (4)	6/16 at 100.00	Caa2	6,785,623
6,905	5.000%, 6/01/24 (4)	6/16 at 100.00	Caa2	6,214,155
21,715	5.125%, 6/01/35 (4)	6/16 at 100.00	Caa2	19,542,414

1,185	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Tender Option Bond Trust 2015-XF0107, 17.961%, 2/01/33 (IF) (6)	8/18 at 100.00	AA	1,270,877

22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (UB) (6)	4/16 at 100.00	AA+	22,058,202

	Illinois Sports Facility Authority, State Tax Supported Bonds, Tender Option Bond Trust 2015-XF1009:
250	18.007%, 6/15/32 – AGM Insured (IF) (6)	6/24 at 100.00	AA	389,320
3,305	18.000%, 6/15/32 – AGM Insured (IF) (6)	6/24 at 100.00	AA	5,146,083
2,245	17.997%, 6/15/32 – AGM Insured (IF) (6)	6/24 at 100.00	AA	3,495,375

1,795	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1006, 16.728%, 4/01/32 – AGM Insured (IF) (6)	6/24 at 100.00	AA	2,504,689

Nuveen Investments	53

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$8,695	Illinois State, General Obligation Bonds, April Series 2014, 5.000%, 4/01/36 – AGM Insured (UB) (6)	4/24 at 100.00	AA	$9,447,118

7,625	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/33 (UB) (6)	5/24 at 100.00	A–	8,189,479

	Illinois State, General Obligation Bonds, Series 2012A:
11,500	5.000%, 3/01/30 (UB) (6)	3/22 at 100.00	A–	12,274,640
10,500	5.000%, 3/01/33 (UB) (6)	3/22 at 100.00	A–	11,096,925

	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010:
6,665	16.705%, 2/01/39 – AGM Insured (IF) (6)	2/24 at 100.00	AA	8,665,033
1,170	16.671%, 2/01/39 – AGM Insured (IF) (6)	2/24 at 100.00	AA	1,520,333

	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1012:
2,750	16.899%, 7/01/28 – AGM Insured (IF) (6)	7/23 at 100.00	AA	4,010,270
1,850	17.900%, 7/01/33 – AGM Insured (IF) (6)	7/23 at 100.00	AA	2,623,670

25,935	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (17)	7/16 at 100.00	N/R	12,163,256

4,015	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	7/16 at 100.00	CC	3,434,953

	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B:
1,595	5.250%, 1/01/25 (18)	7/16 at 100.00	D	524,739
3,675	5.250%, 1/01/30 (18)	7/16 at 100.00	D	1,209,038
5,420	5.250%, 1/01/36 (18)	7/16 at 100.00	D	1,783,126

12,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)	7/18 at 100.00	N/R	1,243

19,265	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BBB+	20,227,865

5,950	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.000%, 6/15/53	12/25 at 100.00	N/R	6,311,046

7,360	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.000%, 6/15/53 (UB) (6)	12/25 at 100.00	BBB+	7,806,605

4,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1045, 16.561%, 6/15/53 – NPFG Insured (Alternative Minimum Tax) (IF) (6)	6/22 at 100.00	BBB+	4,799,680

4,075	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50 – AGM Insured (UB) (6)	6/20 at 100.00	AA	4,331,155

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1046:
265	18.188%, 6/15/50 (IF) (6)	6/20 at 100.00	BBB+	340,252
9,300	17.158%, 6/15/50 (IF) (6)	6/20 at 100.00	BBB+	11,120,568

4,395	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	4,400,318

11,135	Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36 (Pre-refunded 3/01/16)	3/16 at 102.00	N/R (5)	11,409,700

3,365	Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41	12/16 at 102.00	N/R	3,400,467

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$5,630	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	$6,030,574

—(16)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	207

	Saint Charles, Kane and DuPage Counties, Illinois, Senior Lien Limited Incremental Sales Tax Revenue Bonds, Series 2008 Zylstra Project:

1,915	6.950%, 1/01/21	1/18 at 100.00	N/R	1,954,392

1,900	6.950%, 1/01/25	1/18 at 100.00	N/R	1,907,334

17,820	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B+	10,386,387

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:

500	7.250%, 11/01/33	11/23 at 100.00	AA	692,035

7,775	7.250%, 11/01/36	11/23 at 100.00	AA	10,686,893

15,225	7.125%, 11/01/43	11/23 at 100.00	AA	20,517,971

1,000	Southwestern Illinois Development Authority, Revenue Bonds, Anderson Hospital, Series 2006, 5.125%, 8/15/36	2/17 at 100.00	BBB+	1,010,920

3,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	3,110,610

1,750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special Assessment Bonds, Series 2009, 7.875%, 3/01/32	3/17 at 102.00	N/R	1,821,348

7,449	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	7,524,086

2,047	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/17 at 100.00	N/R	1,924,630

565	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	558,288

2,150	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26 (19)	1/17 at 102.00	N/R	1,289,936

1,900	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,930,362

4,068	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2005-108 Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	4,085,452

6,780	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R	6,898,650
894,433	Total Illinois			924,794,516

	Indiana – 2.1%

1,080	Anderson, Indiana, Multifamily Housing Revenue Bonds, Cross Lakes and Giant Oaks Apartments, Series 2011A, 7.250%, 12/01/45	12/20 at 100.00	N/R	773,496

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,000	7.125%, 11/15/42	No Opt. Call	N/R	1,132,110
7,500	7.125%, 11/15/47	No Opt. Call	N/R	8,467,650

Nuveen Investments	55

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$125	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (5)	$128,108

6,835	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	B	7,410,780

860	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1999, 6.375%, 8/01/29	2/16 at 100.00	B	862,124

1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 10-77W, 18.831%, 4/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	AA	3,332,944

3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2015-XF0115, 17.952%, 4/15/17 (IF) (6)	No Opt. Call	A	5,772,750

7,355	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	B+	7,256,222

	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A:
2,000	7.000%, 7/01/33	7/23 at 100.00	BB–	2,210,160
6,000	7.250%, 7/01/43	7/23 at 100.00	BB–	6,640,140

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A:
2,280	7.000%, 7/01/33	7/23 at 100.00	BB–	2,519,582
5,240	7.250%, 7/01/43	7/23 at 100.00	BB–	5,832,854

4,370	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	N/R	4,393,904

3,925	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	B–	3,844,577

16,865	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B+	10,153,236

21,110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	B+	12,303,964

	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Tender Option Bond Trust 2015-XF1026:
3,750	17.138%, 5/01/42 (IF) (6)	5/23 at 100.00	A	5,377,500
1,000	17.138%, 5/01/42 (IF) (6)	5/23 at 100.00	A	1,434,000
1,600	17.138%, 5/01/42 (IF) (6)	5/23 at 100.00	A	2,294,400
1,000	17.138%, 5/01/42 (IF) (6)	5/23 at 100.00	A	1,434,000

	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010:
1,045	5.500%, 8/15/40	8/20 at 100.00	BBB+	1,142,885
875	5.500%, 8/15/45	8/20 at 100.00	BBB+	955,027

	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group Revenue Bonds, Tender Option Bond Trust 2015-XF0106:
3,085	18.909%, 6/01/17 (IF) (6)	No Opt. Call	AA	4,636,848
1,460	18.971%, 6/01/17 (IF) (6)	No Opt. Call	AA	2,194,088
330	18.882%, 12/01/32 (IF) (6)	12/19 at 100.00	AA	496,069
1,250	18.882%, 12/01/32 (IF) (6)	12/19 at 100.00	AA	1,879,050
5,000	15.680%, 12/01/32 (IF) (6)	12/19 at 100.00	AA	7,516,200

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 2015-XF0090:
$2,750	19.752%, 5/15/31 (IF)	11/16 at 100.00	AA+	$3,124,000
1,500	18.047%, 5/15/31 (IF)	11/16 at 100.00	AA+	1,704,000

10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2009A, 5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	AA	11,295,800

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Tender Option Bond Trust 11779:
310	19.686%, 1/01/17 – AGC Insured (IF)	No Opt. Call	AA	470,679
2,500	19.686%, 1/01/17 – AGC Insured (IF)	No Opt. Call	AA	3,795,800
4,995	20.672%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA	7,737,755
6,250	19.686%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA	9,489,500

1,550	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006, 5.000%, 1/15/27 (Pre-refunded 7/15/16)	7/16 at 100.00	A (5)	1,583,775

21,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	CCC+	15,608,355

1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (Alternative Minimum Tax)	11/23 at 100.00	N/R	1,688,430

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23 (4)	2/16 at 100.00	N/R	149,756
2,500	5.375%, 2/15/34 (4)	2/16 at 100.00	N/R	122,150

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/18 at 100.00	N/R	2,224,973

	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011:
5,000	7.750%, 9/01/31	9/21 at 100.00	N/R	6,012,300
5,000	8.000%, 9/01/41	9/21 at 100.00	N/R	6,009,150

	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
6,160	5.700%, 9/01/37	9/17 at 100.00	N/R	6,387,797
19,000	5.750%, 9/01/42	9/17 at 100.00	N/R	19,687,230
39,655	5.800%, 9/01/47	9/17 at 100.00	N/R	41,088,528
247,675	Total Indiana			250,574,646

	Iowa – 2.3%

162,910	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB–	164,991,990

54,275	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB–	59,425,697

4,675	Iowa Finance Authority, Multifamily Housing Revenue Bonds, Series 2006A, 4.600%, 7/01/41 (UB)	7/16 at 100.00	AA	4,693,794

2,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.750%, 9/01/30	9/20 at 100.00	BB	2,107,980

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
19,215	5.375%, 6/01/38	6/16 at 100.00	B+	18,668,525
11,970	5.500%, 6/01/42	6/16 at 100.00	B+	11,625,503
8,075	5.625%, 6/01/46	6/16 at 100.00	B+	8,074,192

Nuveen Investments	57

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

$1,490	Pottawattamie County, Iowa, Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007E, 5.750%, 5/15/31	5/17 at 100.00	BBB–	$1,521,722
264,610	Total Iowa			271,109,403

	Kansas – 0.7%

4,260	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R	4,353,763

2,115	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063, 18.016%, 1/01/34 (IF)	1/20 at 100.00	AA–	3,069,351

1,955	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37	3/20 at 100.00	N/R	2,042,193

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/16 (4)	No Opt. Call	N/R	400,010
4,780	5.000%, 3/01/26 (4)	3/16 at 100.00	N/R	1,912,048

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28 (4)	12/16 at 100.00	N/R	1,077,052

	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A:
18,500	5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	18,595,830
1,000	5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	1,004,070

14,000	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	14,049,420

10,710	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	No Opt. Call	N/R	10,022,632

9,965	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement, Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	A+	11,395,974

3,897	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (Alternative Minimum Tax)	5/16 at 100.00	N/R	4,159,998

11,565	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 6.000%, 9/01/35	9/25 at 100.00	N/R	11,727,720

12,500	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34	No Opt. Call	N/R	3,968,500
99,037	Total Kansas			87,778,561

	Kentucky – 0.5%

8,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.375%, 6/01/40	6/20 at 100.00	BBB+	9,236,560

5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1024, 17.839%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	7,895,422

2,500	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.750%, 11/15/45	11/25 at 100.00	N/R	2,581,975

1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	1,089,550

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$18,750	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	BBB+	$20,602,875

14,660	Kentucky Housing Corporation, Multifamily Housing Revenue Bonds, Heritage Green Apartments Project, Series 2015, 5.625%, 5/01/45	5/25 at 100.00	N/R	14,928,571

1,000	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc. Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,077,400
51,150	Total Kentucky			57,412,353

	Louisiana – 1.4%

44,125	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	49,226,732

15,000	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax) (9)	No Opt. Call	N/R	1,500

11,415	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	BB	13,088,781

1,160	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/49 (4)	No Opt. Call	N/R	233,288

560	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	N/R	652,546

9,115	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36 (Pre-refunded 6/01/16)	6/16 at 101.00	N/R (5)	9,397,109

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
6,750	6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	4,341,128
1,085	6.000%, 12/15/37 (4)	6/16 at 100.00	N/R	595,904

90	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14	No Opt. Call	N/R	49,431

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Woman’s Hospital Foundation Project, Tender Option Bonds Trust 1012:
1,375	20.555%, 10/01/40 (IF) (6)	10/20 at 100.00	A	2,212,155
3,315	20.543%, 10/01/40 (IF) (6)	10/20 at 100.00	A	5,332,045

16,050	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	18,035,385

10,310	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/45	11/25 at 100.00	A–	11,591,842

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,119,770

	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
505	7.750%, 12/15/31	12/21 at 100.00	N/R	575,619
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	8,518,257

Nuveen Investments	59

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
$2,000	6.500%, 5/15/37	5/21 at 100.00	Baa1	$2,403,120
600	6.750%, 5/15/41	5/21 at 100.00	Baa1	724,038

3,900	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.250%, 12/15/38	12/23 at 100.00	N/R	4,662,294

5,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc. Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	4,062,200

1,940	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21 (4)	5/16 at 100.00	N/R	388,213

	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015:
865	5.250%, 11/15/29	11/24 at 100.00	N/R	917,756
1,000	5.250%, 11/15/37	11/24 at 100.00	N/R	1,041,730

20,610	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	Baa1	20,576,612

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21 (4)	4/16 at 100.00	N/R	412,452
167,485	Total Louisiana			160,159,907

	Maine – 0.1%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	BBB–	2,663,630
6,500	7.000%, 7/01/41	7/21 at 100.00	BBB–	7,500,025

3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	4/16 at 100.00	B3	3,967,577
12,750	Total Maine			14,131,232

	Maryland – 1.8%

	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014:
1,310	4.900%, 7/01/30	7/24 at 100.00	N/R	1,353,282
1,035	5.125%, 7/01/36	7/24 at 100.00	N/R	1,070,708
1,840	5.250%, 7/01/44	7/24 at 100.00	N/R	1,899,929

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
7,800	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	7,913,568
12,905	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	13,111,609

19,255	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	BB	19,562,117

8,316	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Series 2006, 5.500%, 7/01/36	7/16 at 100.00	N/R	8,353,006

2,000	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	A+	2,186,500

60	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A:
$1,270	5.250%, 4/01/27	4/17 at 100.00	N/R	$1,276,350
1,085	5.250%, 4/01/33	4/17 at 100.00	N/R	1,087,539

	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014:
725	5.800%, 2/15/34	No Opt. Call	N/R	781,710
1,000	6.100%, 2/15/44	No Opt. Call	N/R	1,084,210

7,335	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007A, 4.800%, 9/01/42 (Alternative Minimum Tax) (UB)	9/16 at 100.00	AA	7,371,308

	Maryland Community Development Administration, Residential Revenue Bonds, Series 2007D, Trust 1023:
1,710	17.793%, 3/01/30 (Alternative Minimum Tax) (IF) (6)	3/17 at 100.00	Aa2	1,779,956
940	17.585%, 3/01/30 (Alternative Minimum Tax) (IF) (6)	3/17 at 100.00	Aa2	978,061

24,460	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB–	23,478,909

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	5.000%, 12/01/16 (4)	No Opt. Call	N/R	989,654
79,800	5.000%, 12/01/31 (4)	12/16 at 100.00	N/R	47,671,722

4,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31	12/16 at 100.00	N/R	2,688,255

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
1,025	5.000%, 7/01/40	7/25 at 100.00	BBB	1,150,532
10,535	5.000%, 7/01/45	7/25 at 100.00	BBB	11,744,523

1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (UB) (6)	11/21 at 100.00	AA+	2,019,150

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Tender Option Bond Trust 2015-XF130:
1,000	22.400%, 11/15/19 (IF) (6)	No Opt. Call	AA+	1,608,750
1,155	22.400%, 11/15/19 (IF) (6)	11/21 at 100.00	AA+	1,858,106
1,135	22.357%, 11/15/43 (IF) (6)	11/21 at 100.00	AA+	1,824,535

20,440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (6)	2/25 at 100.00	A	23,249,069

2,495	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Tender Option Bond Trust 2015-XF1021, 17.001%, 8/15/42 (IF) (6)	2/25 at 100.00	A	3,864,481

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	7/20 at 100.00	BBB–	1,592,565

19,970	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44 (UB) (6)	6/25 at 100.00	AA	23,113,078
239,991	Total Maryland			216,663,182

	Massachusetts – 0.7%

12,275	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	3/16 at 100.00	Caa3	8,711,077

Nuveen Investments	61

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$4,080	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax) (4)	3/16 at 100.00	N/R	$41

16,000	Massachusetts Development Finance Agency Revenue Bonds, Partners HealthCare System Issue, Series 2015-O1, 5.000%, 7/01/45 (UB) (6)	7/25 at 100.00	AA	18,438,880

2,000	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured	6/16 at 100.00	N/R	2,004,840

14,005	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	14,047,155

1,960	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/37 – ACA Insured	1/17 at 100.00	N/R	1,976,092

2,500	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 6.000%, 1/01/33	1/23 at 100.00	BBB–	2,852,325

7,500	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.125%, 7/01/44	7/24 at 100.00	BBB–	8,017,650

5,228	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012A, 6.000%, 2/15/43 (4), (9)	7/16 at 100.00	D	209,126

4,082	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012B, 0.000%, 2/15/43 (4), (9)	7/16 at 100.00	D	122,461

5,926	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012C, 0.000%, 2/15/43 (4), (9)	7/16 at 100.00	D	177,776

3,500	Massachusetts Development Finance Agency, Revenue Bonds, SABIS International Charter School, Series 2009A, 8.000%, 4/15/39 (Pre-refunded 10/15/19)	10/19 at 100.00	BBB (5)	4,416,895

	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A:
5,950	6.250%, 1/15/28 (4)	1/18 at 100.00	N/R	14,518
5,300	6.500%, 1/15/38 (4)	1/18 at 100.00	N/R	12,932

1,005	Massachusetts Housing Finance Agency, Housing Bonds, Tender Option Bond Trust 2010-64W., 20.221%, 6/01/41 (IF) (6)	6/20 at 100.00	AA–	1,235,668

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,605	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	7/16 at 100.00	N/R	1,609,221
1,505	5.000%, 1/01/21 – AMBAC Insured	7/16 at 100.00	N/R	1,508,958
4,000	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	7/16 at 100.00	N/R	4,015,200
6,190	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/16 at 100.00	N/R	6,209,437

11,625	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001C. ARS, 0.689%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	N/R	10,099,219
116,236	Total Massachusetts			85,679,471

	Michigan – 1.8%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
3,500	6.000%, 11/01/28	11/18 at 100.00	BBB–	3,638,950
5,105	6.000%, 11/01/37	11/18 at 100.00	BBB–	5,258,252

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	5/16 at 100.00	BBB	1,050,788

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	$1,699,794

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
4,820	5.000%, 11/01/26	11/16 at 100.00	B	3,943,676
3,750	5.250%, 11/01/31	11/16 at 100.00	B	2,916,338
3,840	5.250%, 11/01/36	11/16 at 100.00	B	2,831,194

	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
3,375	6.000%, 10/01/33	10/23 at 100.00	N/R	3,288,667
4,110	6.000%, 10/01/43	10/23 at 100.00	N/R	3,887,485

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,655	5.650%, 11/01/25	5/16 at 100.00	B–	1,304,322
500	5.750%, 11/01/30	5/16 at 100.00	B–	366,015
2,425	5.750%, 11/01/35	5/16 at 100.00	B–	1,667,406

5,285	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/16 at 100.00	B–	5,203,452

155	Detroit, Michigan, General Obligation Bonds, Series 2002, 5.125%, 4/01/22	4/16 at 100.00	A3	155,096

	Detroit, Michigan, General Obligation Bonds, Series 2003A:
300	5.250%, 4/01/18 – SYNCORA GTY Insured	4/16 at 100.00	N/R	300,651
168	5.250%, 4/01/19 – SYNCORA GTY Insured	No Opt. Call	N/R	168,316
465	5.250%, 4/01/22	4/16 at 100.00	N/R	465,005
159	5.250%, 4/01/23 – SYNCORA GTY Insured	4/16 at 100.00	N/R	158,877

1,055	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36 (4)	11/16 at 102.00	N/R	210,916

3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BB+	3,539,095

2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BB+	2,879,550

940	Merritt Academy, Michigan, Certificates of Participation, Series 2004, 7.250%, 12/01/24	6/16 at 100.00	N/R	950,359

1,900	Merritt Academy, Michigan, Certificates of Participation, Series 2006, 6.250%, 12/01/36	6/16 at 100.00	N/R	1,880,164

	Michigan Finance Authority, Limited Obligation Revenue Bonds, Michigan Technical Academy, Series 2011:
1,435	5.700%, 10/01/21	No Opt. Call	N/R	1,435,761
2,140	7.100%, 10/01/31	10/21 at 100.00	N/R	2,196,068
7,000	7.450%, 10/01/41	10/21 at 100.00	N/R	7,194,670

—(16)	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-4A, 5.250%, 4/01/23 – SYNCORA GTY Insured	7/16 at 100.00	A–	125

3,500	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2015B, 5.000%, 7/01/35	7/25 at 100.00	BBB+	3,978,380

3,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2015D-2, 5.000%, 7/01/34	7/25 at 100.00	BBB+	3,765,399

1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	5/18 at 100.00	BBB–	1,564,368

Nuveen Investments	63

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BBB–	$1,342,002

7,155	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	BB–	6,272,932

400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	12/20 at 100.00	BB	413,156

	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011:
1,355	7.750%, 7/15/26	7/21 at 100.00	B–	1,274,730
9,000	8.000%, 7/15/41	7/21 at 100.00	B–	8,171,820

1,000	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/36	10/21 at 100.00	BB–	1,015,390

3,775	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.200%, 10/01/42 – AGM Insured (Alternative Minimum Tax) (UB) (6)	4/16 at 100.00	AA	3,778,775

955	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	12/17 at 100.00	N/R	972,228

1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	5/16 at 100.00	BBB	1,507,709

1,500	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	9/17 at 100.00	BBB–	1,509,720

3,425	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	3,441,714

	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr. Joseph F. Pollack Academic Center of Excellence Project, Series 2010:
220	7.250%, 4/01/20	No Opt. Call	BB	233,178
1,140	8.000%, 4/01/30	4/20 at 100.00	BB	1,220,473
500	8.000%, 4/01/40	4/20 at 100.00	BB	531,700

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/17 at 100.00	N/R	10,494,782

14,225	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	13,943,629

33,175	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	33,962,574

7,215	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton Renewables, LLC, Sauk Trail Hills Project, Series 2014, 6.750%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	N/R	7,513,052

10,900	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	11,168,467

	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
940	5.500%, 5/01/27	5/22 at 100.00	BBB–	986,502
1,315	6.000%, 5/01/37	5/22 at 100.00	BBB–	1,405,143

1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	1,591,050

1,000	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	No Opt. Call	BBB	1,048,680

64	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005:
$1,705	5.250%, 11/01/20	5/16 at 100.00	BB	$1,706,569
545	6.750%, 5/01/21	No Opt. Call	BB	594,987
4,795	5.350%, 11/01/25	5/16 at 100.00	BB	4,797,014
3,685	5.500%, 11/01/30	5/16 at 100.00	BB	3,686,032
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,809,543
6,900	5.500%, 11/01/35	5/16 at 100.00	BB	6,900,828
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,889,974

2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	5/16 at 100.00	BB	2,297,111
210,227	Total Michigan			207,380,603

	Minnesota – 0.8%

	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc. Project, Series 2014:
1,200	5.375%, 11/01/34	11/24 at 100.00	N/R	1,273,644
1,000	5.125%, 11/01/49	11/24 at 100.00	N/R	1,029,270

1,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38	8/16 at 102.00	BB+	1,032,180

100	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008, 5.750%, 8/01/42	8/16 at 102.00	BB+	102,456

14,220	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	16,372,055

	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
750	5.500%, 7/01/40	7/25 at 100.00	N/R	754,343
1,420	5.750%, 7/01/46	7/25 at 100.00	N/R	1,443,018

2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39	3/25 at 100.00	BBB–	2,023,220

1,940	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	2,286,174

	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A:
1,050	5.500%, 7/01/30	7/25 at 100.00	N/R	1,075,536
6,200	5.875%, 7/01/40	7/25 at 100.00	N/R	6,316,374
5,000	6.000%, 7/01/45	7/25 at 100.00	N/R	5,086,050

1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2013A, 5.125%, 7/01/48 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (5)	1,223,050

1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.500%, 7/01/50	7/25 at 100.00	N/R	1,036,400

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,060,390

2,000	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%, 2/01/44	8/24 at 100.00	N/R	2,105,020

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
810	5.000%, 7/01/34	7/24 at 100.00	BB+	830,380
2,965	5.000%, 7/01/44	7/24 at 100.00	BB+	2,968,914

Nuveen Investments	65

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$2,285	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	6/16 at 100.00	B3	$2,295,168

	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,000	7.750%, 1/01/33	1/21 at 100.00	N/R	1,017,620
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	1,019,550

1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45	8/20 at 100.00	N/R	1,649,475

	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
500	5.000%, 9/01/34	9/24 at 100.00	BB+	525,630
1,840	5.000%, 9/01/44	9/24 at 100.00	BB+	1,895,605

2,500	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/46	12/24 at 100.00	N/R	2,548,775

1,695	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,775,445

	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
40	5.000%, 7/01/35	7/25 at 100.00	BB	41,180
1,715	5.300%, 7/01/45	7/25 at 100.00	BB	1,750,878

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	No Opt. Call	BB+	1,020,460

	Saint Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	5/16 at 100.00	N/R	845,752
1,225	5.375%, 5/01/43	5/16 at 100.00	N/R	1,225,833

2,150	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A, 5.000%, 12/01/43	12/24 at 100.00	BBB–	2,186,744

450	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30 (Pre-refunded 3/01/16)	3/16 at 100.00	N/R (5)	450,770

1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	1,025,180

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
400	5.750%, 9/01/26	9/16 at 100.00	BB+	403,444
500	6.000%, 9/01/36	9/16 at 100.00	BB+	504,385

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
1,085	5.000%, 11/15/40	11/25 at 100.00	BBB–	1,240,687
30	5.000%, 11/15/44	11/25 at 100.00	BBB–	34,116

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/16 at 101.00	N/R	1,507,860
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/16 at 101.00	N/R	803,248

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
$1,485	5.500%, 11/01/32	5/19 at 102.00	N/R	$1,612,651
3,000	5.750%, 11/01/39	5/19 at 102.00	N/R	3,241,500
6,100	6.000%, 5/01/47	5/19 at 102.00	N/R	6,627,894

	Winsted, Minnesota, Health Care Revenue Bonds, Saint Mary’s Care Center Project, Series 2010A:
1,000	6.250%, 9/01/30	9/17 at 100.00	N/R	841,720
3,250	6.875%, 9/01/42	9/17 at 100.00	N/R	2,746,218
84,550	Total Minnesota			88,856,262

	Mississippi – 0.0%

1,433	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R	1,455,014

4,001	Mississippi Home Corporation, Cambridge Park Apartments, Series 2015CR-4, 5.750%, 12/01/47 (Mandatory put 3/01/19) (Alternative Minimum Tax)	3/18 at 100.00	N/R	3,950,615
5,434	Total Mississippi			5,405,629

	Missouri – 1.0%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
250	5.500%, 3/01/20 (Pre-refunded 3/01/16)	3/16 at 100.00	N/R (5)	251,140
600	5.625%, 3/01/25 (Pre-refunded 3/01/16)	3/16 at 100.00	N/R (5)	602,802

2,500	Bridgeton Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Hilltop Community Improvement District Project, Refunding Series 2015A, 5.625%, 5/01/45	5/23 at 100.00	N/R	2,548,825

580	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	B	543,373

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	6/16 at 100.00	N/R	591,245
3,000	5.000%, 6/01/28	6/16 at 100.00	N/R	2,651,940

1,705	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	1,906,599

1,300	Hanley-Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2012A, 6.000%, 3/01/42	3/16 at 101.00	N/R	1,315,158

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30	2/17 at 100.00	N/R	6,932,715

	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
485	5.150%, 6/01/16	4/16 at 100.00	N/R	489,021
3,000	5.400%, 6/01/24	6/16 at 100.00	N/R	3,019,920

7,761	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	No Opt. Call	NA	7,571,369

10,717	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	No Opt. Call	N/R	1,601,686

1,500	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/26	8/17 at 100.00	BBB–	1,554,060

Nuveen Investments	67

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
$1,350	5.000%, 5/01/35	5/20 at 100.00	N/R	$1,399,410
2,365	6.000%, 5/01/42	5/20 at 100.00	N/R	2,442,525

	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
4,200	5.750%, 6/01/35	6/25 at 100.00	N/R	4,270,014
3,965	6.000%, 6/01/46	6/25 at 100.00	N/R	4,044,697

7,095	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46	6/25 at 100.00	N/R	7,241,937

12,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48 (UB) (6)	11/23 at 100.00	A2	14,229,510

5,085	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Tender Option Bond Trust 2015-XF1015, 17.211%, 11/15/48 (IF) (6)	11/23 at 100.00	A2	7,444,084

	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015:
3,155	5.000%, 5/01/30	5/21 at 100.00	N/R	3,269,747
750	5.000%, 5/01/35	5/21 at 100.00	N/R	764,640

1,660	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	1,765,227

	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A:
600	5.000%, 8/15/35	8/25 at 100.00	N/R	621,174
1,800	5.125%, 8/15/45	8/25 at 100.00	N/R	1,845,720

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/18 at 100.00	N/R	1,304,402
5,700	5.350%, 6/15/32	6/18 at 100.00	N/R	5,720,292

8,740	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R	9,129,192

1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27	7/16 at 100.00	N/R	1,519,748

1,767	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	4/16 at 100.00	N/R	1,696,214

2,587	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	2,026,061

1,261	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue-Cozens-Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	3/16 at 100.00	N/R	1,214,343

1,209	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	3/16 at 100.00	N/R	1,120,803

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26 (20)	No Opt. Call	N/R	1,049,514

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	5/16 at 100.00	N/R	500,390
1,000	5.375%, 11/01/24	5/16 at 100.00	N/R	1,000,640

68	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,620	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	5/16 at 100.00	N/R	$1,622,592

3,215	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	3,293,446

1,350	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R	1,354,388
120,561	Total Missouri			113,470,563

	Nebraska – 0.0%

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Tender Option Bond Trust 2015-XF1042:
960	17.317%, 11/01/45 (IF) (6)	11/25 at 100.00	A–	1,446,960
1,545	17.298%, 11/01/48 (IF) (6)	11/25 at 100.00	A–	2,325,673
2,505	Total Nebraska			3,772,633

	Nevada – 0.6%

4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823, 20.387%, 1/01/36 (IF)	1/20 at 100.00	A+	7,005,870

1,000	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35	8/25 at 100.00	N/R	1,028,310

1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 11823, 18.322%, 1/01/18 (IF)	No Opt. Call	A+	1,546,538

	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015:
1,000	5.000%, 12/15/35	12/25 at 100.00	BB	1,021,850
2,520	5.125%, 12/15/45	12/25 at 100.00	BB	2,547,115

	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and University System, Series 2014A:
2,515	5.500%, 1/01/34	7/24 at 100.00	BBB–	2,751,309
2,980	5.500%, 1/01/39	7/24 at 100.00	BBB–	3,216,076
3,000	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,220,170

1,495	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-17, Madeira Canyon, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,526,380

4,495	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18, Inspirada Series 2006, 5.300%, 9/01/35	3/16 at 100.00	N/R	3,528,710

5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	BBB	5,678,550

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
400	5.000%, 6/01/28	6/24 at 100.00	N/R	417,856
995	5.000%, 6/01/30	6/24 at 100.00	N/R	1,032,362

1,100	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35	12/25 at 100.00	N/R	1,126,598

	Mesquite Special Improvement District 07-01, Nevada, Anthem at Mesquite Local Improvement Bonds, Series 2007:
435	6.000%, 8/01/27	8/16 at 101.00	N/R	442,808
2,185	6.150%, 8/01/37	8/16 at 101.00	N/R	2,219,195

Nuveen Investments	69

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	$2,117,978

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
940	6.500%, 9/01/20	9/18 at 100.00	N/R	1,011,666
1,395	6.750%, 9/01/27	9/18 at 100.00	N/R	1,472,339

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
4,895	6.500%, 6/15/20	6/18 at 100.00	B1	5,237,503
25,590	6.750%, 6/15/28	6/18 at 100.00	B1	27,343,939
69,600	Total Nevada			75,493,122

	New Hampshire – 0.0%

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
420	0.000%, 1/01/20 – ACA Insured	No Opt. Call	Caa1	362,557
510	0.000%, 1/01/21 – ACA Insured	No Opt. Call	Caa1	422,107
370	0.000%, 1/01/22 – ACA Insured	No Opt. Call	Caa1	289,433
185	0.000%, 1/01/23 – ACA Insured	No Opt. Call	Caa1	136,506
50	0.000%, 1/01/25 – ACA Insured	No Opt. Call	Caa1	31,765

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB	201,476
1,735	Total New Hampshire			1,443,844

	New Jersey – 2.1%

9,155	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BB+	9,191,803

1,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	1,018,830

2,370	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel-Conference Center Project, Series 2005A, 5.125%, 1/01/37	1/17 at 100.00	Caa1	1,839,144

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A:
850	5.625%, 8/01/34	8/24 at 100.00	BB	889,432
1,530	5.875%, 8/01/44	8/24 at 100.00	BB	1,596,524
1,000	6.000%, 8/01/49	8/24 at 100.00	BB	1,041,540

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A:
2,390	5.500%, 8/01/33	8/23 at 100.00	B	1,772,591
4,120	5.650%, 8/01/43	8/23 at 100.00	B	2,878,520
2,395	5.750%, 8/01/47	8/23 at 100.00	B	1,666,752

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
1,075	5.000%, 1/01/34	1/24 at 100.00	N/R	1,114,797
1,675	5.250%, 1/01/44	1/24 at 100.00	N/R	1,742,586

15,730	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2015WW, 5.250%, 6/15/40 (UB) (6)	6/25 at 100.00	A–	17,049,432

70	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$5,460	New Jersey Economic Development Authority, Revenue Bonds, Gloucester Marine Terminal Project, Refunding Series 2006A, 6.625%, 1/01/37	7/16 at 100.00	N/R	$5,460,000

	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A:
285	6.000%, 10/01/34	10/24 at 100.00	BB–	294,898
1,500	6.200%, 10/01/44	10/24 at 100.00	BB–	1,542,345

22,150	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Mandatory put 9/15/22) (Alternative Minimum Tax)	9/22 at 100.00	BB–	24,686,175

795	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	4/16 at 100.00	BB–	797,671

11,425	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	12,579,496

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B:
3,000	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	3,411,450
8,125	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	9,240,562

5,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33 (Alternative Minimum Tax)	6/23 at 101.00	BB–	6,247,480

1,500	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42	6/20 at 100.00	Baa3	1,675,125

2,400	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	2,907,432

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018:
5,000	18.960%, 7/01/38 – AGC Insured (IF) (6)	7/19 at 100.00	AA	7,565,800
1,250	18.960%, 7/01/38 – AGC Insured (IF) (6)	7/19 at 100.00	AA	1,891,450
1,815	18.935%, 7/01/38 – AGC Insured (IF) (6)	7/19 at 100.00	AA	2,745,097

1,365	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	1,484,902

26,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	27,288,757

3,775	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	Baa2	4,328,000

5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	5,526,500

2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	2,763,300

30,115	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (UB)	6/18 at 100.00	AA	32,561,542

1,535	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 11853-1, 21.697%, 6/01/16 – AGC Insured (Alternative Minimum Tax) (IF)	No Opt. Call	AA	2,032,233

Nuveen Investments	71

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$2,650	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 11.813%, 12/01/24 (Alternative Minimum Tax) (IF) (6)	12/23 at 100.00	AA	$3,084,600

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
44,995	4.750%, 6/01/34	6/17 at 100.00	B–	37,785,451
4,000	5.000%, 6/01/41	6/17 at 100.00	B–	3,362,960
235,800	Total New Jersey			243,065,177

	New Mexico – 0.4%

1,385	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	6/16 at 100.00	N/R	1,385,859

1,325	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,471,028

650	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	667,947

4,695	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 9/01/32	3/16 at 44.27	N/R	562,884

865	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	877,032

3,935	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	3,627,519

5,175	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	9/25 at 100.00	N/R	4,493,194

2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,161,520

5,245	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB–	5,438,540

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/23	10/18 at 100.00	N/R	1,184,371
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	3,355,528

4,880	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43	No Opt. Call	N/R	5,254,394

19,855	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40	5/20 at 103.00	N/R	21,091,569
54,600	Total New Mexico			51,571,385

	New York – 6.8%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
19,430	0.000%, 7/15/32	No Opt. Call	BBB–	9,583,459
15,765	0.000%, 7/15/33	No Opt. Call	BBB–	7,292,889
5,220	0.000%, 7/15/35	No Opt. Call	BBB–	2,212,393
1,750	6.375%, 7/15/43	1/20 at 100.00	BBB–	2,039,065
17,410	0.000%, 7/15/45	No Opt. Call	BBB–	4,417,265

72	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
$800	5.250%, 11/01/29	11/24 at 100.00	BB	$882,760
7,700	5.500%, 11/01/44	11/24 at 100.00	BB	8,282,582

	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
670	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	731,848
8,570	5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	9,287,138

55,520	Build New York City Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc., Series 2015, 5.500%, 9/01/45	9/25 at 100.00	N/R	60,068,198

500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31 (Pre-refunded 5/01/16)	5/16 at 100.00	BBB– (5)	506,165

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
1,145	5.000%, 5/01/38	5/23 at 100.00	BB+	1,240,275
2,500	4.250%, 5/01/42	No Opt. Call	BB+	2,513,550

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
1,685	5.250%, 1/01/34	7/24 at 100.00	BBB–	1,889,306
1,930	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,132,303
3,065	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,377,078

	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
2,000	6.500%, 12/01/21	12/18 at 100.00	Ba1	2,241,800
3,000	6.250%, 12/01/37	12/18 at 100.00	Ba1	3,273,570

1,515	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%, 5/01/43	5/25 at 100.00	A	1,715,677

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
1,300	5.000%, 12/01/40	No Opt. Call	Ba1	1,389,947
3,900	5.000%, 12/01/45	No Opt. Call	Ba1	4,104,867

3,750	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2014C, 5.000%, 3/15/44 (UB) (6)	3/24 at 100.00	AAA	4,317,938

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1030:
1,890	22.514%, 3/15/35 (IF) (6)	3/24 at 100.00	AAA	3,589,186
1,000	22.516%, 3/15/36 (IF) (6)	3/24 at 100.00	AAA	1,879,070
2,990	22.508%, 3/15/39 (IF) (6)	3/24 at 100.00	AAA	5,439,109
4,000	22.538%, 3/15/44 (IF) (6)	3/24 at 100.00	AAA	7,029,000

5,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2013A, 7.650%, 2/01/44	2/21 at 100.00	N/R	5,642,350

4,655	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 2015-XF1004, 17.430%, 11/15/41 (IF) (6)	11/22 at 100.00	AA–	7,134,579

	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
2,870	5.000%, 7/01/40	7/25 at 100.00	BBB	3,195,860
5,155	5.000%, 7/01/45	7/25 at 100.00	BBB	5,696,842

Nuveen Investments	73

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
$4,960	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	$5,169,709
5,600	8.000%, 8/01/28	8/16 at 101.00	N/R	5,847,296
9,400	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	9,803,354

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,425	5.625%, 10/01/17 (21)	No Opt. Call	N/R	860,875
12,570	5.750%, 10/01/27 (22)	10/17 at 100.00	N/R	4,462,350
33,760	5.750%, 10/01/37 (22)	10/17 at 100.00	N/R	11,984,800
61,500	5.875%, 10/01/46 (23)	10/17 at 102.00	N/R	21,832,500

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006B:
1,410	5.000%, 12/01/31	12/16 at 100.00	BB–	1,434,661
7,760	5.250%, 12/01/36	12/16 at 100.00	BB–	7,921,020

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,000	5.000%, 1/01/26 – AMBAC Insured	1/17 at 100.00	BB+	1,030,800
1,045	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	1,073,455
3,625	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	3,715,408
3,535	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	3,608,634
38,585	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	39,469,754

3,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	3,838,431

3,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	9/16 at 100.00	BBB	3,050,940

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Tender Option Bond Trust 2015-XF1011:
2,155	22.303%, 6/15/44 (IF) (6)	6/21 at 100.00	AA+	3,778,879
3,700	22.333%, 6/15/46 (IF) (6)	6/23 at 100.00	AA+	6,388,790

2,245	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0128, 22.200%, 6/15/19 (IF) (6)	No Opt. Call	AA+	3,933,038

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0129:
2,000	22.277%, 6/15/18 (IF) (6)	No Opt. Call	AA+	3,453,400
970	22.255%, 6/15/18 (IF) (6)	No Opt. Call	AA+	1,674,172
2,025	22.235%, 6/15/20 (IF) (6)	No Opt. Call	AA+	3,495,879
1,320	22.277%, 6/15/21 (IF) (6)	No Opt. Call	AA+	2,279,244

375	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 18.047%, 6/15/17 (IF)	No Opt. Call	AA+	559,845

10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second General Resolution, Fiscal Series 2012FF, 5.000%, 6/15/45 (UB) (6)	6/22 at 100.00	AA+	11,455,600

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 2015-XF1022:
1,970	22.344%, 6/15/43 (IF) (6)	6/21 at 100.00	AA+	3,449,332
1,000	22.333%, 6/15/44 (IF) (6)	6/21 at 100.00	AA+	1,754,600
400	22.333%, 6/15/45 (IF) (6)	6/22 at 100.00	AA+	691,120
2,265	22.328%, 6/15/45 (IF) (6)	6/22 at 100.00	AA+	3,913,059
1,600	22.333%, 6/15/47 (IF) (6)	6/23 at 100.00	AA+	2,762,720

74	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2:
$2,500	5.000%, 7/15/40 (UB)	7/25 at 100.00	AA	$2,910,275
5,000	5.000%, 7/15/41 (UB)	7/25 at 100.01	AA	5,811,650

1,030	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015, Tender Option Bond Trust 2015-XF2051, 22.388%, 8/01/22 (IF) (6)	No Opt. Call	AAA	2,033,993

	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Tender Option Bond Trust 2015-XF1027:
2,500	17.258%, 11/15/44 (IF) (6)	11/21 at 100.00	A+	3,748,500
3,750	17.258%, 11/15/44 (IF) (6)	11/21 at 100.00	A+	5,622,750

	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 1190:
2,170	22.542%, 12/15/41 (IF) (6)	12/21 at 100.00	AA–	3,670,034
3,750	18.160%, 12/15/41 (IF) (6)	12/21 at 100.00	AA–	5,822,850
2,000	18.160%, 12/15/41 (IF) (6)	12/21 at 100.00	AA–	3,105,520

92,985	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	99,106,203

	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
30,980	5.150%, 11/15/34	11/24 at 100.00	N/R	32,912,842
54,695	5.375%, 11/15/40	No Opt. Call	N/R	58,586,549

117,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44	11/24 at 100.00	N/R	142,938,750

3,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	3,712,650

	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust PT4704:
1,000	18.731%, 1/15/44 (IF) (6)	1/20 at 100.00	AA+	1,451,120
1,875	18.731%, 1/15/44 (IF) (6)	1/20 at 100.00	AA+	2,720,850

2,530	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1014, 22.449%, 3/15/43 (IF) (6)	3/23 at 100.00	AAA	4,320,279

1,500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	Baa2	1,637,670

1,720	Otsego County Capital Resource Corporation, New York, Tax-Exempt Revenue Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	BBB–	1,859,750

1,665	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2009, Trust 2977, 14.181%, 11/01/35 (Alternative Minimum Tax) (IF)	5/18 at 100.00	AA–	2,082,699

16,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2008, 5.250%, 11/01/35 (Alternative Minimum Tax) (UB)	5/18 at 100.00	AA–	17,336,640

5,020	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	N/R	5,158,954

80	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/16 at 100.00	N/R	80,024

Nuveen Investments	75

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
$1,000	5.000%, 6/01/26	6/16 at 100.00	BB–	$1,008,290
3,355	5.000%, 6/01/34	6/16 at 100.00	B	3,247,573
12,945	5.125%, 6/01/42	6/16 at 100.00	B	12,008,429

8,381	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2014A, 5.000%, 11/01/44	5/24 at 101.00	Baa1	9,430,917

	Westchester County Local Development Corporation, New York, Revenue Bonds, Pace University, Series 2014A:
1,735	5.000%, 5/01/34	5/24 at 100.00	BB+	1,929,997
12,500	5.500%, 5/01/42	5/24 at 100.00	BB+	14,235,375

4,500	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2005, 5.125%, 6/01/45	6/16 at 100.00	BB+	4,499,640

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/16 at 100.00	BB–	1,002,100
810,826	Total New York			801,792,607

	North Carolina – 0.5%

1,500	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	1,613,640

1,565	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 11963, 19.374%, 1/15/19 (IF)	No Opt. Call	AA–	2,433,825

8,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)	2/16 at 100.00	N/R	8,015,680

1,740	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,873,893

1,600	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 5.375%, 3/01/40	3/25 at 100.00	N/R	1,644,352

8,345	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015B, 5.000%, 10/01/41 (UB) (6)	10/25 at 100.00	AA+	9,953,248

1,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.125%, 6/01/35	6/18 at 100.00	BBB	1,071,670

2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 22.567%, 6/01/20 (IF)	3/22 at 100.00	AA	3,469,400

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
2,800	5.400%, 10/01/27	10/16 at 100.00	N/R	2,858,828
1,195	5.600%, 10/01/36	10/16 at 100.00	N/R	1,212,949

20,500	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/45 (UB) (6)	6/25 at 100.00	A+	23,218,710

2,720	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41	1/24 at 100.00	N/R	2,855,510
52,965	Total North Carolina			60,221,705

76	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota – 0.2%

$6,370	North Dakota Public Financing Authority, Capital Financing Program Revenue Bonds, Series 2015C, 5.000%, 6/01/40 (UB)	6/25 at 100.00	A+	$7,380,537

	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070	6.250%, 9/01/23	No Opt. Call	N/R	2,844,017
14,230	7.750%, 9/01/38	9/23 at 100.00	N/R	13,217,820
23,670	Total North Dakota			23,442,374

	Ohio – 4.1%

2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 2015-XF2193, 18.390%, 5/01/35 (IF)	5/22 at 100.00	AA–	3,602,400

1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	1,175,044

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
10,000	5.125%, 6/01/24	6/17 at 100.00	B–	9,166,900
79,465	5.875%, 6/01/30	6/17 at 100.00	B–	71,672,662
74,035	5.750%, 6/01/34	6/17 at 100.00	B–	65,623,884
24,355	6.000%, 6/01/42	6/17 at 100.00	B	21,842,782
67,575	5.875%, 6/01/47	6/17 at 100.00	B	59,861,989

41,780	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B–	38,874,619

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,405	5.750%, 12/01/34	12/22 at 100.00	N/R	2,453,773
4,285	6.000%, 12/01/43	12/22 at 100.00	N/R	4,371,129

2,595	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	2,884,887

13,960	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012, 5.000%, 6/01/42 (UB) (6)	6/22 at 100.00	A–	15,344,553

3,800	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Tender Option Bond Trust 2015-XF1005, 17.031%, 2/01/44 (IF) (6)	2/24 at 100.00	A	5,496,966

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
535	5.000%, 12/01/22	12/16 at 100.00	N/R	540,002
3,250	5.000%, 12/01/32	12/16 at 100.00	N/R	3,253,868

6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33	6/23 at 100.00	N/R	6,737,842

25,445	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	B+	15,333,411

2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	2,790,400

1,745	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 3260, 19.932%, 5/01/29 (IF)	5/19 at 100.00	A+	2,617,011

Nuveen Investments	77

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
$1,860	5.000%, 2/15/27	2/23 at 100.00	BB+	$2,020,723
8,685	5.000%, 2/15/33	2/23 at 100.00	BB+	9,147,997
21,060	5.000%, 2/15/44	2/23 at 100.00	BB+	21,921,354
7,000	5.000%, 2/15/48	2/23 at 100.00	BB+	7,253,890

20,150	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	CCC+	14,243,028

15,565	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	3/16 at 100.00	B	15,592,550

7,302	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	2/16 at 100.00	B	7,317,407

90	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	No Opt. Call	B+	54,194

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2013D:
1,000	7.000%, 8/01/21 (Alternative Minimum Tax) (4), (9)	8/16 at 100.00	N/R	10
477	10.635%, 8/01/25 (4), (9)	2/16 at 100.00	N/R	80,851
3,540	7.125%, 8/01/25 (Alternative Minimum Tax) (4), (9)	8/16 at 100.00	N/R	600,561
1,507	10.820%, 8/01/34 (4), (9)	2/16 at 100.00	N/R	255,661
11,000	7.250%, 8/01/34 (Alternative Minimum Tax) (4), (9)	8/16 at 100.00	N/R	1,866,150

	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A:
1,500	6.500%, 7/01/34	7/24 at 100.00	N/R	1,588,545
3,000	6.750%, 7/01/43	7/24 at 100.00	N/R	3,149,910
5,000	7.000%, 7/01/49	7/24 at 100.00	N/R	5,272,850

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB	2,440,928
12,000	6.000%, 12/01/42	12/22 at 100.00	BB	13,152,240

1,200	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.500%, 12/01/43	12/24 at 100.00	BB	1,301,208

11,300	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/16 at 100.00	B	11,302,712

1,525	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/16 at 100.00	BBB+	1,531,207

27,585	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	28,183,594

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/17 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	57,810
18,400	6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	90,528

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27 (4)	7/17 at 102.00	N/R	50
567,436	Total Ohio			482,070,080

78	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma – 0.8%

$8,200	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	$9,674,606

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27 (4)	7/17 at 100.00	N/R	316,479
3,540	6.000%, 7/01/37 (4)	7/17 at 100.00	N/R	530,965

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Series 2010A:
7,510	7.250%, 11/01/40	5/20 at 100.00	N/R	8,279,625
10,760	7.250%, 11/01/45	5/20 at 100.00	N/R	11,840,950

31,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	34,519,590

5,250	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	5,753,265

15,705	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	17,210,481

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
2,085	6.000%, 5/01/25	5/16 at 103.00	N/R	2,154,889
3,640	6.000%, 5/01/31	5/16 at 103.00	N/R	3,760,011
90,300	Total Oklahoma			94,040,861

	Oregon – 0.4%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	3,031,170

	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Refunding Bonds, Cascade Healthcare Community, Inc., Series 2008:
900	8.000%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (5)	1,084,896
2,670	8.250%, 1/01/38 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (5)	3,237,749

5,325	Lane County School District 19, Springfield, Oregon, General Obligation Bonds, Deferred Interest Series 2015B, 0.000%, 6/15/40	No Opt. Call	AA+	2,131,864

9,900	Oregon Facilities Authority, Revenue Bonds, Providence Health and Services, Series 2015C, 5.000%, 10/01/45 (UB) (6)	10/25 at 100.00	AA	11,587,456

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
495	4.850%, 10/01/20	7/16 at 100.00	N/R	487,016
130	5.000%, 10/01/21	7/16 at 100.00	N/R	126,877
730	5.350%, 10/01/31	7/16 at 100.00	N/R	663,928

1,600	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40	9/20 at 100.00	BB+	1,730,928

	Oregon State Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A:
550	5.500%, 6/15/35	6/25 at 100.00	N/R	562,089
1,650	5.750%, 6/15/46	6/25 at 100.00	N/R	1,676,681

1,940	Oregon State Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 7.000%, 11/01/37	No Opt. Call	N/R	2,037,795

8,270	Oregon State Solid Waste Disposal Facilities Economic Development Revenue Bonds, USG Corporation Project, Series 192 of 1999, 6.400%, 12/01/29 (Alternative Minimum Tax)	6/16 at 100.00	B	8,290,592

Nuveen Investments	79

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$3,125	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.375%, 7/01/45	7/25 at 100.00	N/R	$3,187,344

2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	No Opt. Call	N/R	2,487,837

725	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R	748,215
43,490	Total Oregon			43,072,437

	Pennsylvania – 2.7%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
13,265	6.750%, 11/01/24	11/19 at 100.00	B+	7,981,683
11,815	6.875%, 5/01/30	11/19 at 100.00	B+	7,114,639

7,620	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	B+	4,587,697

8,835	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	B+	5,149,480

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
1,250	6.750%, 11/01/31	11/21 at 100.00	BBB–	1,443,475
2,500	7.000%, 11/01/40	11/21 at 100.00	BBB–	2,898,675

1,900	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38	10/18 at 100.00	Baa3	2,056,864

1,505	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	1,609,327

4,560	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)	11/17 at 101.00	N/R	4,641,989

2,110	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Tender Option Bond Trust 2015-XF2049, 22.616%, 5/01/20 (IF) (6)	No Opt. Call	AA–	3,157,510

	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A:
1,295	4.875%, 3/15/27	3/17 at 100.00	BBB–	1,305,399
1,000	5.000%, 3/15/37	3/17 at 100.00	BBB–	1,006,260

1,250	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, U.S. Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	No Opt. Call	B+	752,325

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
4,925	5.500%, 10/15/25	4/16 at 100.00	N/R	5,029,509
12,180	5.750%, 10/15/37	4/16 at 100.00	N/R	12,435,536

80	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
$705	5.000%, 12/01/30	12/25 at 100.00	N/R	$739,016
680	5.000%, 12/01/35	12/25 at 100.00	N/R	696,422
1,400	5.250%, 12/01/45	12/25 at 100.00	N/R	1,438,892

9,500	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BBB–	9,900,805

	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014:
1,600	5.000%, 10/01/39	10/24 at 100.00	BBB–	1,711,824
785	5.000%, 10/01/44	10/24 at 100.00	BBB–	831,315

1,595	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	Baa3	1,680,604

1,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/39	No Opt. Call	BBB–	1,055,120

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
7,210	5.875%, 7/01/31	7/16 at 100.00	N/R	7,262,128
4,455	5.900%, 7/01/40	7/16 at 100.00	N/R	4,483,200

3,880	Lehigh County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, West Hills Business Center Project, Series 2014, 6.500%, 7/01/32	7/23 at 100.00	N/R	4,343,000

6,695	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33	7/24 at 100.00	N/R	7,064,229

1,440	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 19.696%, 8/01/38 (Pre-refunded 8/01/20) (IF) (6)	8/20 at 100.00	N/R (5)	2,551,162

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Baa2	1,103,250

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2008, 7.000%, 2/01/36 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (5)	1,125,280

	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bonds Trust 1192:
945	17.814%, 2/15/31 (IF) (6)	8/23 at 100.00	Aa1	1,623,406
1,340	17.843%, 2/15/32 (IF) (6)	8/23 at 100.00	Aa1	2,279,367
1,410	17.829%, 2/15/33 (IF) (6)	8/23 at 100.00	Aa1	2,376,442
1,480	17.860%, 2/15/34 (IF) (6)	8/23 at 100.00	Aa1	2,469,646

1,071	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	4/16 at 100.00	N/R	915,224

48	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23	4/16 at 100.00	N/R	41,024

5,500	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	6,049,175

Nuveen Investments	81

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$870	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc. Series 2002A, 7.500%, 2/15/29	2/16 at 100.00	N/R	$617,456

49,050	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	6/16 at 100.00	B	49,060,300

47,540	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B–	50,303,976

1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB+	1,109,610

2,070	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010B, 8.000%, 5/01/29	5/20 at 100.00	B+	2,444,132

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 2015-XF2189. Formerly Tender Option Bond Trust 3252:
1,205	21.280%, 2/15/19 (IF)	No Opt. Call	AA–	2,105,352
750	20.782%, 2/15/19 (IF)	No Opt. Call	AA–	1,290,885

4,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	4,686,520

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/17 at 100.00	Baa3	1,021,270

5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36 (4)	7/16 at 100.00	N/R	55,856

2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33	1/23 at 100.00	N/R	2,356,782

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
155	5.800%, 5/01/16	No Opt. Call	BB+	155,660
1,380	6.050%, 5/01/23	5/16 at 100.00	BB+	1,385,147
985	6.250%, 5/01/33	5/16 at 100.00	BB+	987,994

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Tacony Academy Charter School, Series of 2014:
1,000	6.875%, 6/15/33	6/23 at 100.00	BB+	1,136,710
6,070	7.375%, 6/15/43	6/23 at 100.00	BB+	7,037,133

3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26	7/17 at 100.00	BBB–	3,101,460

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A:
1,000	5.625%, 7/01/36	No Opt. Call	BBB–	1,090,020
37,555	5.625%, 7/01/42	7/22 at 100.00	BBB–	40,714,502

1,000	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Refunding Series 2006, 4.800%, 9/15/30 – RAAI Insured	3/16 at 100.00	AA	968,780

550	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	3/16 at 100.00	AA–	550,017

82	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2007:
$90	5.000%, 6/01/22 – RAAI Insured	6/17 at 100.00	AA	$90,230
3,245	5.250%, 6/01/39 – RAAI Insured	6/17 at 100.00	AA	3,258,402

4,490	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	4,734,346

5,980	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	6,157,486

2,695	Scranton, Pennsylvania, General Obligation Bonds, Series 2013A, 7.250%, 9/01/23	No Opt. Call	N/R	2,788,624

1,135	Scranton, Pennsylvania, General Obligation Notes, Series 2012B, 8.500%, 9/01/22	No Opt. Call	N/R	1,202,691

465	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 6.875%, 8/01/31	8/21 at 100.00	A–	558,037
316,659	Total Pennsylvania			313,880,277

	Rhode Island – 0.2%

11,050	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46	1/21 at 100.00	N/R	13,130,273

	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A:
2,370	5.500%, 9/01/28	9/23 at 100.00	BBB	2,511,465
2,500	6.000%, 9/01/33	9/23 at 100.00	BBB	2,698,700

1,890	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Tender Option Bond Trust 3189, 18.528%, 10/01/26 (IF)	10/16 at 100.00	AA+	1,961,518

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	AA	1,648,208
19,360	Total Rhode Island			21,950,164

	South Carolina – 0.5%

	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Tender Option Bond Trust 2015-XF-0145:
510	22.518%, 5/30/22 (IF)	No Opt. Call	AA–	902,175
500	22.691%, 5/30/22 (IF)	No Opt. Call	AA–	878,900
1,000	22.691%, 5/30/22 (IF)	No Opt. Call	AA–	1,675,350

5,229	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	11/17 at 100.00	N/R	1,568,805

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17 (4)	No Opt. Call	N/R	4,217,681

3,275	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	6/16 at 100.00	N/R	3,278,504

1,890	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 5.750%, 5/01/20	5/16 at 101.00	N/R	1,917,235

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
2,285	5.250%, 10/01/26	11/16 at 100.00	N/R	2,289,981
4,465	5.300%, 10/01/35	11/16 at 100.00	N/R	4,474,600

	South Carolina Jobs and Economic Development Authority, Health Facilities Revenue Bonds, The Lutheran Homes of South Carolina Inc., Series 2013:
750	5.000%, 5/01/43	5/23 at 100.00	N/R	772,478
1,255	5.125%, 5/01/48	5/23 at 100.00	N/R	1,305,840

Nuveen Investments	83

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$2,000	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45	11/24 at 100.00	N/R	$2,194,460

165	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Taxable Series 2014B, 8.000%, 11/15/19	No Opt. Call	N/R	167,072

3,000	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.250%, 8/15/46	No Opt. Call	BB	3,047,910

	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
1,370	7.000%, 11/01/33	11/24 at 100.00	N/R	1,519,166
11,515	7.250%, 11/01/45	11/24 at 100.00	N/R	12,814,468

	South Carolina JOBS Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
2,100	5.500%, 5/01/28	5/17 at 100.00	N/R	2,141,412
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R	1,014,060

15,055	South Carolina JOBS Economic Development Authority, Solid Waste Recycling Facilities Revenue Bonds, Viva Recycling of South Carolina, LLC Project, Series 2012, 8.125%, 1/01/28 (Alternative Minimum Tax)	1/22 at 100.00	N/R	13,136,692

	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1:
1,280	5.000%, 12/01/31 (WI/DD, Settling 2/11/16)	12/23 at 100.00	N/R	1,362,944
1,500	5.000%, 12/01/37 (WI/DD, Settling 2/11/16)	12/23 at 100.00	N/R	1,565,520
74,202	Total South Carolina			62,245,253

	South Dakota – 0.1%

6,400	Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds, Series 2014C, 6.000%, 3/01/32	3/24 at 100.00	N/R	6,631,680

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 1018:
1,250	19.230%, 11/01/40 (IF) (6)	11/19 at 100.00	A+	1,826,150
250	19.230%, 11/01/40 (IF) (6)	11/19 at 100.00	A+	365,230
2,905	19.222%, 11/01/40 (IF) (6)	11/19 at 100.00	A+	4,243,392
10,805	Total South Dakota			13,066,452

	Tennessee – 1.5%

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond 2015-XF1023:
2,545	17.911%, 1/01/40 (IF) (6)	1/23 at 100.00	A+	3,854,301
2,500	17.919%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	3,766,900
865	17.814%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	1,302,707

1,315	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	BBB+	1,466,067

4,065	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	BBB+	4,439,956

	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
4,185	5.250%, 5/01/25	11/24 at 100.00	N/R	4,270,751
47,900	6.000%, 5/01/34	11/24 at 100.00	N/R	48,767,948

84	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$4,565	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A, 5.875%, 3/01/44	3/24 at 100.00	A	$5,122,889

1,250	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Fixed Rate Revenue Refunding Bonds, Trezevant Manor, Series 2013A, 5.375%, 9/01/41	9/23 at 100.00	N/R	1,283,413

76,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	89,177,914

12,240	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 6.300%, 1/01/46	No Opt. Call	N/R	11,704,010
157,730	Total Tennessee			175,156,856

	Texas – 4.9%

215	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BB+	236,122

6,630	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,752,390

5,935	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	6,036,548

23,850	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier Series 2006B, 5.750%, 1/01/34	1/17 at 100.00	BB	24,446,011

140	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	7/16 at 100.00	N/R	141,768

8,395	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	9,063,746

	Beasley Higher Education Finance Corporation, Texas, Education Revenue Bonds, FOCUS Learning Academy Charter School, Series 2011:
1,565	7.500%, 8/15/31	8/21 at 100.00	BB–	1,594,156
3,525	7.750%, 8/15/41	8/21 at 100.00	BB–	3,577,417

9,860	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B, 6.300%, 7/01/32 (Alternative Minimum Tax) (4)	7/16 at 100.00	C	294,814

1,020	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/16) (4)	5/16 at 100.00	N/R	30,498

8,875	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax) (4)	4/16 at 100.00	CC	265,363

10,925	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (4)	4/16 at 100.00	C	326,658

13,650	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2006, 5.000%, 3/01/41 (Alternative Minimum Tax) (4)	3/16 at 100.00	C	408,135

16,665	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (4)	4/16 at 100.00	C	498,284

40,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (4)	7/18 at 100.00	N/R	1,196,000

Nuveen Investments	85

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014:
$1,450	6.625%, 9/01/32	9/22 at 103.00	N/R	$1,508,421
3,400	7.000%, 9/01/40	9/22 at 103.00	N/R	3,534,674

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014:
2,025	7.250%, 9/01/32	9/22 at 103.00	N/R	2,104,319
3,500	7.625%, 9/01/40	9/22 at 103.00	N/R	3,634,820

1,100	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.875%, 9/01/40	9/20 at 103.00	N/R	1,103,080

	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015:
1,750	6.000%, 9/01/30	9/22 at 103.00	N/R	1,755,093
5,000	6.250%, 9/01/40	9/22 at 103.00	N/R	5,014,400

6,045	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,196,427

10,640	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	10,894,402

1,595	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45	9/24 at 100.00	N/R	1,616,580

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,225	0.000%, 1/01/28	No Opt. Call	BBB+	1,439,686
4,000	0.000%, 1/01/29	No Opt. Call	BBB+	2,479,600

20,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.750%, 1/01/41	1/21 at 100.00	BBB	23,923,400

1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series 2013, 5.000%, 1/01/42	1/23 at 100.00	BBB	1,085,080

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A:
45	7.750%, 2/15/18	No Opt. Call	B+	46,878
7,500	9.000%, 2/15/38	2/18 at 100.00	B+	7,944,225

900	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 4.400%, 12/01/47	12/22 at 100.00	BBB–	887,805

3,355	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.600%, 12/01/49	12/24 at 100.00	BBB–	3,434,010

2,430	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38 (Pre-refunded 2/15/18)	2/18 at 100.00	BBB– (5)	2,686,316

6,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43	8/23 at 100.00	BBB–	6,887,138

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
1,000	6.625%, 9/01/31	9/23 at 100.00	N/R	1,220,820
9,340	6.375%, 9/01/42	9/23 at 100.00	N/R	11,014,102

86	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$11,875	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BB+	$12,739,262

	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014:
1,400	6.500%, 9/01/36	No Opt. Call	N/R	1,482,488
2,000	6.750%, 9/01/43	No Opt. Call	N/R	2,105,280

3,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	3,536,015

6,900	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Series 2012C, 5.000%, 7/01/42	No Opt. Call	BB–	7,116,729

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/16 at 100.00	BB+	2,535,288

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvements Series 2009-2A:
860	8.625%, 9/01/29	9/19 at 100.00	N/R	951,022
8,380	9.000%, 9/01/38	9/19 at 100.00	N/R	9,260,738

	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014:
500	6.625%, 9/01/37	9/22 at 100.00	N/R	515,540
525	6.750%, 9/01/44	9/22 at 100.00	N/R	541,249

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 7.000%, 9/01/33	9/22 at 100.00	N/R	515,350

2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc. Project, Series 2013B, 7.000%, 1/01/43	1/23 at 100.00	BB+	2,985,500

2,700	Harris County, Texas, Lease Purchase Agreement Bonds, Murworth Project II Series 2000, 6.750%, 5/01/20	4/16 at 100.00	N/R	2,702,887

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,875	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	AA–	1,410,581
16,030	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	AA–	10,996,740
4,920	0.000%, 11/15/26	No Opt. Call	AA–	3,213,547
5,000	0.000%, 11/15/27 – NPFG Insured	No Opt. Call	AA–	3,103,350
12,075	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	AA–	7,107,949
10,525	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	AA–	5,904,209
14,715	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	AA–	7,858,693
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	AA–	2,559,450
1,910	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	AA–	912,445
180	0.000%, 11/15/33	11/31 at 88.44	AA–	80,235
2,075	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	AA–	869,798
35	0.000%, 11/15/35	11/31 at 78.18	AA–	13,685
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	AA–	1,529,549
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	AA–	522,877
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	AA–	621,749
1,130	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	AA–	341,972
10,045	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	AA–	2,811,395
5,460	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	AA–	1,434,997

Nuveen Investments	87

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,840	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	AA–	$538,053

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	AA–	45,814
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.70	AA–	260,168
1,420	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	AA–	570,840
215	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	AA–	81,762
555	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	AA–	197,991
10,000	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	AA–	2,967,100
17,675	0.000%, 11/15/39	11/24 at 41.26	AA–	4,936,981

	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
1,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	AA	546,765
27,155	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	AA	9,579,198
10,750	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	AA	3,360,127

9,190	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	9,442,082

8,020	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R	8,186,736

7,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (Alternative Minimum Tax)	7/21 at 100.00	BB–	8,127,770

9,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (Alternative Minimum Tax)	7/25 at 100.00	BB–	9,882,330

2,650	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29	7/24 at 100.00	BB–	2,893,270

41,155	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32	7/22 at 100.00	N/R	43,968,767

	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014:
775	5.750%, 9/01/38	9/19 at 103.00	N/R	782,998
750	5.875%, 9/01/44	9/19 at 103.00	N/R	757,703

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phases 2 -5 Major Improvement Project:
2,765	7.150%, 9/01/27	3/18 at 103.00	N/R	2,901,342
1,475	7.400%, 9/01/28	3/20 at 103.00	N/R	1,571,509

	Little Elm, Texas, Valencia Public Improvement District Phase I Special Assessment Revenue Bonds, Series 2014:
870	6.900%, 9/01/32	3/18 at 103.00	N/R	913,082
1,215	7.150%, 9/01/37	3/18 at 103.00	N/R	1,274,912

	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015:
500	5.375%, 9/15/35	9/23 at 100.00	N/R	504,235
400	5.500%, 9/15/40	9/23 at 100.00	N/R	403,368

88	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$17,430	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)	1/26 at 102.00	N/R	$17,630,968

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A:

500	5.000%, 4/01/34	4/24 at 100.00	BBB–	536,175
1,000	5.000%, 4/01/39	No Opt. Call	BBB–	1,060,160
7,260	5.000%, 4/01/44	No Opt. Call	BBB–	7,660,679

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing NCCD College Station Properties-Texas A&M University, Series 2015A.:
2,310	5.000%, 7/01/35	7/25 at 100.00	BBB–	2,502,770
6,380	5.000%, 7/01/47	7/25 at 100.00	BBB–	6,769,371

1,500	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W. Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/42	2/16 at 100.00	BBB–	1,533,900

500	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 4.875%, 12/01/32	No Opt. Call	BBB–	527,435

11,090	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond Trust 1015, 20.574%, 1/01/38 (Pre-refunded 1/01/18) (IF) (6)	1/18 at 100.00	A– (5)	17,006,182

18,240	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Pre-refunded 3/03/16) (Alternative Minimum Tax)	3/16 at 100.00	BB– (5)	18,307,853

3,605	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Baa2	3,907,459

9,400	Red River Authority, Texas, Pollution Control Revenue Bonds, Hoechst Celanese Corporation Project, Series 2002B, 6.700%, 11/01/30 (Pre-refunded 3/03/16) (Alternative Minimum Tax)	3/16 at 100.00	BB– (5)	9,434,968

	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012:
6,280	7.000%, 12/15/32 (4)	No Opt. Call	N/R	5,564,017
3,800	7.250%, 12/15/42 (4)	No Opt. Call	N/R	3,369,840
14,375	7.250%, 12/15/47 (4)	12/21 at 100.00	N/R	12,749,906

4,290	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46	11/21 at 100.00	N/R	5,002,741

3,300	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%, 11/15/44	11/24 at 100.00	N/R	3,900,336

5,945	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28 (4)	5/16 at 100.00	C	177,756

4,095	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2000A, 6.450%, 6/01/21 (Alternative Minimum Tax)	6/16 at 100.00	C	122,441

2,285	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22 (4)	7/16 at 100.00	C	68,322

1,575	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22 (4)	2/16 at 100.00	C	47,093

100	Sanger Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, Texas Pellets Inc. Project, Refunding Series 2012B, 8.000%, 7/01/38 (Alternative Minimum Tax)	No Opt. Call	N/R	97,493

Nuveen Investments	89

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,350	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009A, 7.750%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	$1,652,467

2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2014, 5.625%, 11/15/41	11/24 at 100.00	BB	2,631,225

2,075	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,343,629

100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	BBB+	119,648

4,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/31	No Opt. Call	A3	4,530,880

1,900	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	2,241,563

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
8,550	7.500%, 6/30/32	6/20 at 100.00	Baa3	10,607,130
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	3,368,229
10,400	7.000%, 6/30/40	6/20 at 100.00	Baa3	12,579,944

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
6,665	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	8,410,497
3,660	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	4,537,522

3,295	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	6/16 at 100.00	BB	3,243,829

5,500	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40	11/20 at 100.00	BBB–	6,338,970

980	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax) (4)	5/16 at 100.00	C	29,302

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
8,610	5.250%, 11/01/32	11/17 at 100.00	Baa3	8,846,861
12,015	5.375%, 11/01/37	11/17 at 100.00	Baa3	12,356,466

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,025	6.125%, 9/01/35	9/25 at 100.00	N/R	3,068,621
2,280	6.250%, 9/01/40	9/25 at 100.00	N/R	2,311,213
4,545	6.375%, 9/01/45	9/25 at 100.00	N/R	4,615,038
755,295	Total Texas			580,065,557

	Utah – 0.4%

1,800	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	2,054,394

845	Provo, Utah, Charter School Revenue Bonds, Freedom Academy Foundation, Series 2007, 5.500%, 6/15/37	6/17 at 100.00	N/R	853,306

90	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
$1,145	5.550%, 11/15/26 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (5)	$1,190,708
9,195	5.700%, 11/15/36 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (5)	9,573,006

2,580	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 6.000%, 4/15/45	4/20 at 100.00	N/R	2,701,570

2,000	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42	7/22 at 100.00	BB+	2,211,220

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
1,730	6.500%, 10/15/33	10/18 at 100.00	BB+	1,818,593
2,650	6.750%, 10/15/43	10/18 at 100.00	BB+	2,786,873

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
1,765	6.250%, 6/15/28	6/17 at 100.00	N/R	1,807,607
2,975	6.500%, 6/15/38	6/17 at 100.00	N/R	3,039,438

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Oquirrh Mountain Charter School, Series 2010:
2,015	8.000%, 7/15/30	7/18 at 102.00	N/R	2,185,550
3,910	8.000%, 7/15/41	7/18 at 102.00	N/R	4,231,480

5,145	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41	5/21 at 100.00	N/R	5,923,953

	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A:
1,130	5.750%, 7/15/22	7/17 at 100.00	N/R	1,143,198
1,530	5.875%, 7/15/27	7/17 at 100.00	N/R	1,541,215
3,475	6.000%, 7/15/37	7/17 at 100.00	N/R	3,494,147

4,100	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.800%, 6/15/38	12/17 at 100.00	BBB–	4,217,957
47,990	Total Utah			50,774,215

	Virgin Islands – 0.0%

1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	Baa3	1,400,072

	Virginia – 1.2%

21,000	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 6.350%, 11/01/44	11/24 at 100.00	N/R	21,439,110

	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
2,210	6.250%, 3/01/18 (24)	3/16 at 100.00	N/R	1,426,754
5,398	6.600%, 3/01/25 (25)	3/16 at 100.00	N/R	3,485,920
3,225	6.750%, 3/01/34 (26)	3/16 at 100.00	N/R	2,083,060

	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015:
1,100	5.150%, 3/01/35	3/25 at 100.00	N/R	1,142,724
1,865	5.400%, 3/01/45	3/25 at 100.00	N/R	1,936,784

Nuveen Investments	91

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$720	Chesterfield County Health Center Commission, Virginia, Residential Care Facility First Mortgage Revenue Bonds, Lucy Corr Village, Series 2008A, 6.250%, 12/01/38	11/18 at 100.00	N/R	$702,835

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
3,800	5.375%, 12/01/28	6/16 at 100.00	N/R	3,524,880
11,500	5.625%, 12/01/39	6/16 at 100.00	N/R	10,351,840

11,285	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	12,284,851

6,675	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45	3/25 at 100.00	N/R	6,809,301

	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42	12/23 at 100.00	N/R	5,846,848
5,265	5.000%, 12/01/47	12/23 at 100.00	N/R	5,466,965

280	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Corporation Project, Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)	6/16 at 100.00	BB–	280,801

6,000	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45	3/25 at 100.00	N/R	6,075,300

7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	7,745,570

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	AA	1,651,055
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	AA	2,612,551
4,600	0.000%, 10/01/39 – AGC Insured	No Opt. Call	BBB+	1,721,228

4,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien Series 2010A, 0.000%, 10/01/37	No Opt. Call	BBB+	1,616,360

17,560	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA	7,130,940

4,650	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R	4,444,098

	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc. – Harbor’s Edge Project, Refunding Series 2014:
5,250	5.375%, 1/01/46	1/25 at 100.00	N/R	5,394,848
5,000	5.000%, 1/01/46	1/25 at 100.00	N/R	4,992,100

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
1,202	6.350%, 9/01/28	9/17 at 100.00	N/R	1,270,754
10,054	6.450%, 9/01/37	9/17 at 100.00	N/R	10,613,505

2,340	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006, 5.250%, 6/15/37	6/16 at 100.00	Baa1	2,358,299

725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R	729,865

92	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A:
$1,100	5.000%, 7/01/35	7/25 at 100.00	BB+	$1,156,639
4,225	5.000%, 7/01/45	7/25 at 100.00	BB+	4,343,680
160,889	Total Virginia			140,639,465

	Washington – 1.6%

1,595	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/34 (UB) (6)	6/19 at 100.00	AA	1,799,495

	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B:
2,500	19.483%, 6/01/39 (IF) (6)	6/19 at 100.00	AA	3,747,300
750	19.483%, 6/01/39 (IF) (6)	6/19 at 100.00	AA	1,124,190

1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	1,159,022

	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A:
2,225	5.000%, 12/01/30	No Opt. Call	N/R	2,300,005
5,795	5.000%, 12/01/38	No Opt. Call	N/R	5,889,227

	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A:
1,500	6.000%, 12/01/35	No Opt. Call	N/R	1,517,400
5,500	6.250%, 12/01/45	No Opt. Call	N/R	5,580,135

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,450	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,481,233
3,660	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R	3,722,000

1,580	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	2,103,691

6,800	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	BB+	7,202,560

4,130	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Alternative Minimum Tax)	5/17 at 100.00	N/R	4,161,595

7,960	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/16 at 100.00	N/R	7,960,318

4,370	Washington Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Refunding Series 2015, 5.000%, 7/01/39	7/25 at 100.00	Baa1	4,890,292

2,420	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2015A, 5.000%, 8/15/45 (UB) (6)	8/25 at 100.00	AA–	2,795,173

	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bonds Trust 2015-XF1018:
500	17.831%, 8/15/40 (IF) (6)	8/25 at 100.00	AA–	815,440
2,125	17.831%, 8/15/45 (IF) (6)	8/25 at 100.00	AA–	3,442,755

4,750	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014C, 5.000%, 10/01/44 (UB) (6)	10/24 at 100.00	AA	5,415,998

Nuveen Investments	93

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D:
$14,005	5.000%, 10/01/38 (UB) (6)	10/24 at 100.00	AA	$16,117,794
5,015	5.000%, 10/01/41 (UB) (6)	10/24 at 100.00	AA	5,734,502

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0132:
1,640	22.277%, 10/01/22 (IF) (6)	No Opt. Call	AA	2,816,454
1,060	22.277%, 10/01/22 (IF) (6)	No Opt. Call	AA	1,803,113
600	22.277%, 10/01/22 (IF) (6)	No Opt. Call	AA	1,020,630

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0148:
2,500	18.351%, 10/01/44 (IF) (6)	10/24 at 100.00	AA	3,902,100
3,740	18.334%, 10/01/44 (IF) (6)	10/24 at 100.00	AA	5,835,410
1,190	18.214%, 10/01/44 (IF) (6)	10/24 at 100.00	AA	1,855,995

2,220	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012A, 5.000%, 10/01/42 (UB) (6)	10/22 at 100.00	AA	2,532,687

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0150:
1,510	18.274%, 10/01/42 (IF) (6)	10/22 at 100.00	AA	2,360,024
630	18.231%, 10/01/42 (IF) (6)	10/22 at 100.00	AA	984,942
785	17.948%, 10/01/42 (IF) (6)	10/22 at 100.00	AA	1,225,150

10,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2015A, 5.000%, 10/01/45 (UB)	4/25 at 100.00	Aa2	11,575,500

	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Tender Option Bond Trust 2015-XF0153:
2,500	17.985%, 10/01/40 (IF) (6)	10/20 at 100.00	Aa2	3,656,400
1,750	17.985%, 10/01/40 (IF) (6)	10/20 at 100.00	Aa2	2,559,480
3,685	17.980%, 12/06/18 (IF) (6)	10/20 at 100.00	Aa2	5,388,944
935	17.887%, 10/01/42 (IF) (6)	10/20 at 100.00	Aa2	1,367,344
945	18.062%, 10/01/42 (IF) (6)	10/20 at 100.00	Aa2	1,381,382

1,200	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.250%, 10/01/46	4/22 at 100.00	Baa1	1,305,876

1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 1095, 17.203%, 8/15/42 (IF) (6)	8/22 at 100.00	AA–	1,613,790

	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 4679:
1,875	19.366%, 10/01/39 (IF) (6)	4/20 at 100.00	AA	2,740,650
1,520	19.457%, 10/01/39 (IF) (6)	4/20 at 100.00	AA	2,221,176

13,989	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26	No Opt. Call	N/R	14,048,238

1,705	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45	7/25 at 100.00	N/R	1,787,488

	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,130	6.500%, 10/01/32	No Opt. Call	N/R	2,335,737
18,225	6.750%, 10/01/47	No Opt. Call	N/R	20,003,760

2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	No Opt. Call	BBB–	2,755,068
159,799	Total Washington			188,037,463

94	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia – 0.4%

$7,777	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	No Opt. Call	N/R	$8,249,686

3,325	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc., Series 2013, 6.500%, 7/01/33	7/23 at 100.00	Ba1	3,796,817

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	BBB	365,821

1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34	6/18 at 100.00	N/R	1,764,077

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008:
13,180	6.500%, 10/01/38	10/18 at 100.00	N/R	13,965,133
22,435	6.750%, 10/01/43	10/18 at 100.00	N/R	23,827,316
48,757	Total West Virginia			51,968,850

	Wisconsin – 1.4%

8,990	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2006, 7.000%, 12/01/26	12/18 at 102.00	N/R	9,276,601

3,030	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BBB–	3,305,336

2,560	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45	3/25 at 100.00	BB+	2,583,552

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A:
1,000	5.375%, 7/01/35	7/25 at 100.00	N/R	1,016,210
1,590	5.625%, 7/01/45	7/25 at 100.00	N/R	1,607,872

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011:
660	7.000%, 7/01/31	7/19 at 100.00	BBB–	718,087
500	7.125%, 7/01/42	7/19 at 100.00	BBB–	543,735

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
1,100	6.000%, 10/01/32	10/22 at 100.00	BB+	1,200,067
4,275	6.200%, 10/01/42	10/22 at 100.00	BB+	4,645,942

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
1,740	5.000%, 10/01/34	10/22 at 100.00	BB+	1,796,637
1,085	5.125%, 10/01/45	10/22 at 100.00	BB+	1,109,521

4,535	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Palm Beach Maritime Academy, Series 2014A, 7.000%, 5/01/40 (4)	5/24 at 100.00	N/R	4,370,697

1,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45	2/25 at 100.00	N/R	1,881,950

11,685	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	12,238,518

Nuveen Investments	95

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$1,725	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc. Project, Refunding Series 2015A, 5.000%, 9/01/38	9/24 at 100.00	BB	$1,756,274

	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012:
4,475	5.500%, 4/01/32	No Opt. Call	BB–	4,568,796
4,250	5.750%, 4/01/42	No Opt. Call	BB–	4,336,105

4,410	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB–	4,560,381

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
1,650	5.500%, 5/01/34	5/24 at 100.00	N/R	1,761,441
2,635	5.750%, 5/01/39	5/24 at 100.00	N/R	2,812,072

3,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 2015-XF2044, 18.265%, 5/15/20 (IF) (6)	11/12 at 100.00	AA+	5,794,431

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Tender Option Bond Trust 1191, 18.237%, 4/15/35 (IF) (6)	4/23 at 100.00	A2	3,813,700

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	6/20 at 100.00	Baa2	1,365,863

2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin Inc., Tender Option Bond Trust 2009-15W, 19.422%, 8/15/37 (IF) (6)	2/20 at 100.00	AA	4,058,120

955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118, 18.942%, 4/01/17 (IF) (6)	No Opt. Call	AA–	1,291,618

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Tender Option Bond Trust 2015-XF1028:
2,500	17.289%, 11/15/44 (IF) (6)	11/22 at 100.00	A+	3,587,700
380	17.289%, 11/15/44 (IF) (6)	11/22 at 100.00	A+	545,330
750	17.289%, 11/15/44 (IF) (6)	11/22 at 100.00	A+	1,076,310

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A:
1,000	5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (5)	1,237,100
3,925	6.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (5)	4,905,622

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	AA–	554,900

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health, Tender Option Bond Trust 2113:
9,750	16.252%, 8/15/30 (Pre-refunded 8/15/16) (IF)	8/16 at 100.00	A– (5)	10,522,980
3,535	16.735%, 8/15/31 (Pre-refunded 8/15/16) (IF)	8/16 at 100.00	A– (5)	3,821,971
3,750	16.746%, 8/15/34 (Pre-refunded 8/15/16) (IF)	8/16 at 100.00	A– (5)	4,045,050

	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A:
2,655	8.375%, 6/01/37	No Opt. Call	N/R	3,164,999
42,905	8.625%, 6/01/47	6/22 at 100.00	N/R	51,467,122

3,450	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012B, 8.375%, 6/01/20	6/16 at 100.00	N/R	3,462,627
150,280	Total Wisconsin			170,805,237
$12,463,473	Total Municipal Bonds (cost $11,203,230,265)			11,833,155,680

96	Nuveen Investments

Shares	Description (1)				Value

	COMMON STOCKS – 1.0%

	Airlines – 1.0%

3,138,890	American Airlines Group Inc., (27)				$122,385,321

	Containers & Packaging – 0.0%

21,692	WestRock Company, (28)				765,294
	Total Common Stocks (cost $47,172,781)				123,150,615

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.3%

	Real Estate Management & Development – 0.3%

$42,812	AAF Holdings LLC, 144A	12.000%	7/01/19	N/R	$35,962,080

	Transportation – 0.0%

	Las Vegas Monorail Company, Senior Interest Bonds:
68	5.500%, 7/15/19 (9), (29)	5.500%	7/15/19	N/R	2,033
18	5.500%, 7/15/55 (9), (29)	3.000%	7/15/55	N/R	541
86	Total Transportation				2,574
$42,898	Total Corporate Bonds (cost $40,961,313)				35,964,654
	Total Long-Term Investments (cost $11,291,364,359)				11,992,270,949
	Floating Rate Obligations – (3.9)%				(468,272,000)
	Other Assets Less Liabilities – 2.7% (30)				322,443,893
	Net Assets – 100%				$11,846,442,842

Investments in Derivatives as of January 31, 2016

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (31)	Current Credit Spread (32)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	Commonwealth of Puerto Rico	Buy	N/A	$19,000,000	5.000%	12/20/19	$6,159,167	$2,344,576
Goldman Sachs Bank USA	Assured Guaranty Municipal Corp.	Buy	3.72%	19,750,000	5.000	9/20/20	(1,123,722)	(249,933)
Goldman Sachs Bank USA	Assured Guaranty Municipal Corp.	Buy	3.94%	3,000,000	5.000	12/20/20	(148,038)	12,876
Goldman Sachs Bank USA	Commonwealth of Puerto Rico	Buy	N/A	4,155,000	5.000	9/20/19	1,326,194	619,845
Goldman Sachs Bank USA	Markit MCDX NA 21	Buy	1.15%	54,750,000	1.000	12/20/18	163,720	(65,974)
Goldman Sachs Bank USA	Markit MCDX NA 21	Buy	1.53%	50,000,000	1.000	12/20/23	1,535,999	(55,070)
Goldman Sachs Bank USA	Markit MCDX NA 24	Buy	0.96%	24,750,000	1.000	6/20/20	(72,823)	(82,505)
Goldman Sachs Bank USA	Markit MCDX NA 25	Buy	1.53%	43,000,000	1.000	12/20/25	(1,562,000)	(199,852)
				$218,405,000			$6,278,497	$2,323,963

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay /Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (33)	Termination Date	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.*	$60,000,000	Receive	USD- LIBOR-ICE	2.546%	Semi- Annually	1/13/17	1/13/33	$(475,687)	$(2,828,838)
JPMorgan Chase Bank , N.A.	18,000,000	Receive	USD- SIFMA	1.937	Quarterly	1/25/17	1/25/37	N/A	(245,039)
								$(475,687)	$(3,073,877)
*	Citigroup Global Markets Inc. is the clearing broker for this transaction.

Nuveen Investments	97

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Investment Derivatives as of January 31, 2016 (continued)

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Variation Margin Receivable/ Payable	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	Short	(785)	3/16	(429,297)	$(2,921,107)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$11,826,086,110	$7,069,570	$11,833,155,680
Common Stocks	123,150,615	—	—	123,150,615
Corporate Bonds	—	35,962,080	2,574	35,964,654
Investment in Derivatives
Credit Default Swaps*	—	2,323,963	—	2,323,963
Interest Rate Swaps*	—	(3,073,877)	—	(3,073,877)
Future Contracts*	(2,921,107)	—	—	(2,921,107)
Total	$120,229,508	$11,861,298,276	$7,072,144	$11,988,599,928
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments (excluding investments in derivatives) was $10,778,748,610.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$1,215,361,086
Depreciation	(470,121,072)
Net unrealized appreciation (depreciation) of investments	$745,240,014

98	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(7)	On January 1, 2016, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 5.000% to 5.500%.

(8)	On January 1, 2016, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 4.750% to 5.250%.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(10)	On June 3, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.375% to 3.825%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.825% to 5.100%.

(11)	On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.000% to 3.600%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.600% to 4.800%.

(12)	On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.125% to 3.675%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.675% to 4.900%.

(13)	On June 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on the security, and therefore reduced the security’s interest rate of accrual from 7.250% to 1.813%. On May 7, 2015, the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(14)	On December 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.750% to 0.775%.

(15)	On May 1, 2012, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.800% to 4.350%.

(16)	Principal Amount (000) rounds to less than $1,000.

(17)	On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to 5.700% and again on November 11, 2015, further reduced the security’s interest rate of accrual from 5.700% to 4.275%.

(18)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.250% to 2.100%.

(19)	On July 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.000% to 4.200%.

(20)	On February 8, 2011, the Fund’s Adviser ceased accruing additional income and “wrote-off” any remaining recorded balances on the Fund’s records. Effective March 1, 2011, the Fund’s custodian resumed accruing income at an annual interest rate of 4.500%.

(21)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.625% to 2.250%.

(22)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

(23)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(24)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.250% to 4.688%.

Nuveen Investments	99

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

(25)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.600% to 4.950%.

(26)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.750% to 5.063%.

(27)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(28)	Common stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.

(29)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.

(30)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(31)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(32)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(33)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

N/A	Not Applicable

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate Intercontinental Exchange

USD-SIFMA	United States Dollar-Securities Industry and Financial Market Association

100	Nuveen Investments

Nuveen All-American Municipal Bond Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 97.9%

	MUNICIPAL BONDS – 97.9%

	Alabama – 0.2%

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
$1,000	5.500%, 1/01/21 – AGM Insured	4/16 at 100.00	AA	$1,009,800
1,000	5.500%, 1/01/22	4/16 at 100.00	A–	1,009,800

2,000	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.250%, 12/01/34 (Pre-refunded 12/01/17)	12/17 at 100.00	Aaa	2,170,180
4,000	Total Alabama			4,189,780

	Alaska – 0.1%

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	4/16 at 100.00	B	1,831,580

	Arizona – 3.4%

500	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.250%, 9/01/23 (Pre-refunded 9/01/18)	9/18 at 100.00	AA– (4)	557,370

5,000	Arizona State Transportation Board, Highway Revenue Bonds, Refunding Subordinate Series 2011A, 5.000%, 7/01/16	No Opt. Call	AA+	5,101,650

2,300	Arizona State Transportation Board, Transportation Excise Tax Revenue Bonds, Maricopa County Regional Area Road Fund, Series 2009, 5.000%, 7/01/16	No Opt. Call	AA+	2,346,759

200	Arizona State University Nanotechnology LLC, Lease Revenue Refunding Bonds, Arizona State University Project, Series 2009A, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	AA	219,718

250	Cottonwood, Arizona, Water Revenue Bonds, Series 2006, 5.000%, 7/01/17 – SYNCORA GTY Insured	7/16 at 100.00	BBB+	253,848

6,630	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A, 5.250%, 7/01/22 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	Aa3 (4)	7,070,298

500	Gilbert Public Facilities Municipal Property Corporation, Arizona, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA+	565,240

3,430	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	3,696,340

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2004B, 5.250%, 8/01/26	4/16 at 100.00	A1	752,933

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 4.500%, 8/01/25 (Pre-refunded 8/01/16) – NPFG Insured	8/16 at 100.00	AA– (4)	765,713

245	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)	290,908

465	Peoria, Arizona, Improvement District 601, Improvement Bonds, Series 2007, 4.250%, 1/01/22	1/18 at 101.00	Aa2	494,755

4,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/31	7/20 at 100.00	A+	4,519,920

1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/40	7/25 at 100.00	A+	1,037,370

Nuveen Investments	101

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
$1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	$2,144,340
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	8,011,560

1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB+	1,068,420

1,000	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.400%, 7/01/47	7/21 at 100.00	N/R	1,085,430

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
1,885	6.000%, 7/01/33	7/20 at 102.00	BB	1,917,479
2,000	6.000%, 7/01/43	7/20 at 102.00	BB	2,004,340

825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40	6/19 at 100.00	BB+	855,146

730	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 – FGIC Insured	7/17 at 100.00	AA–	768,873

270	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (4)	286,978

3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41	7/21 at 100.00	A	4,119,219

1,000	Pinal County Unified School District 1 Florence, Arizona, General Obligation Bonds, Series 2007A, 5.000%, 7/01/27 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (4)	1,062,880

260	Queen Creek, Arizona, Improvement District 1 Improvement Bonds, Series 2006, 5.000%, 1/01/20	7/16 at 100.00	A–	264,703

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	BBB+	1,225,060
13,155	5.000%, 12/01/32	No Opt. Call	BBB+	15,911,630
7,175	5.000%, 12/01/37	No Opt. Call	BBB+	8,636,045

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/22	9/18 at 100.00	N/R	1,094,150

500	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2005C, 4.550%, 7/01/21 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	AAA	528,330

4,300	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2008A, 5.000%, 7/01/21 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	4,738,385

2,220	Scottsdale, Arizona, General Obligation Bonds, Refunding Series 2015, 4.000%, 7/01/16	No Opt. Call	AAA	2,255,875

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,871,404
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,179,079
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,203,114

1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,252,730

888	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	7/16 at 100.00	N/R	893,594

400	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003A-1, 4.900%, 3/01/28 (Alternative Minimum Tax)	3/16 at 101.00	A–	405,016
82,753	Total Arizona			93,456,602

102	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arkansas – 0.1%

	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
$500	5.750%, 6/01/30	6/20 at 100.00	BBB–	$548,695
1,020	6.000%, 6/01/40	6/20 at 100.00	BBB–	1,125,662
1,520	Total Arkansas			1,674,357

	California – 9.1%

2,400	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	2,224,680

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2015-XF2179, 17.980%, 4/01/34 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA (4)	1,372,400

1,715	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21 (Pre-refunded 6/01/18)	6/18 at 100.00	AA+ (4)	1,886,106

285	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21	6/18 at 100.00	AAA	314,364

	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2015:
4,000	5.000%, 11/15/26	11/25 at 100.00	N/R	5,062,520
3,000	5.000%, 11/15/28	11/25 at 100.00	N/R	3,754,410

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA–	5,832,003

485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA–	557,367

2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	2,535,256

3,380	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	3,814,195

6,480	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2015H, 3.000%, 12/01/29	12/25 at 100.00	A+	6,627,355

1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	A+	1,185,300

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30	3/20 at 100.00	A+	1,183,140

700	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 20.412%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA	1,157,072

	California State, General Obligation Bonds, Various Purpose Refunding Series 2015:
20,000	5.000%, 3/01/16	No Opt. Call	AA–	20,087,600
7,280	5.000%, 8/01/24	No Opt. Call	AA–	9,203,522

8,475	California State, General Obligation Bonds, Various Purpose Series 2008, 5.000%, 4/01/38	4/18 at 100.00	AA–	9,161,475

1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	AA–	1,629,838

1,725	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	N/R	1,927,705

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.712%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA	2,027,529

850	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008E, 5.500%, 7/01/31	7/17 at 100.00	A	903,873

Nuveen Investments	103

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
$825	5.250%, 7/01/30 (7)	4/16 at 100.00	CCC	$820,842
5,300	5.250%, 7/01/35	4/16 at 100.00	CCC	5,258,342
2,000	5.000%, 7/01/39 (8)	4/16 at 100.00	CCC	1,986,280

1,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	1,108,930

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–	1,161,815

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–	1,161,815

675	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2015-XF2186, 19.079%, 11/15/46 (IF)	11/16 at 100.00	AA–	767,556

1,690	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	Aaa	1,523,045

400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	502,464

1,960	Elk Grove, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2007, 5.250%, 9/01/37	9/16 at 101.00	N/R	1,987,930

510	Etiwanda School District, California, Special Tax Bonds, Coyote Canyon Community Facilities District 2004-1 Improvement Area 2, Series 2009, 6.500%, 9/01/32	9/19 at 100.00	N/R	570,705

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
1,695	0.000%, 1/15/33	No Opt. Call	BBB–	808,159
10,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	4,785,400

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/16 at 100.00	A	1,388,407

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
10,050	4.500%, 6/01/27	6/17 at 100.00	B	10,080,251
3,480	5.000%, 6/01/33	6/17 at 100.00	B–	3,250,703
8,740	5.750%, 6/01/47	6/17 at 100.00	B–	8,405,957

1,000	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Superior Lien Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA	1,130,880

1,980	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,690,722

1,500	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)	12/17 at 100.00	BB+ (4)	1,709,550

1,000	Los Angeles Harbors Department, California, Revenue Bonds, Series 2009B, 5.250%, 8/01/39	8/19 at 100.00	AA	1,135,120

500	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	623,170

3,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	AA–	3,366,240

1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	N/R	1,156,520

104	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	$1,147,060

	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	BBB+	4,144,140
2,500	6.500%, 11/01/39	No Opt. Call	BBB+	3,609,950

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	2/16 at 100.00	AA– (4)	16,214,963

1,220	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	4/16 at 100.00	CCC+	1,201,249

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/16 at 100.00	N/R	1,760,723

3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29	11/19 at 100.00	N/R	3,319,800

1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	1,995,844

3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/23	No Opt. Call	AA–	3,201,125

5,500	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA–	2,068,605

15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured	8/36 at 100.00	AA	12,499,050

4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37	6/20 at 100.00	A–	4,640,360

910	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	947,401

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+	2,270,200

670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	768,765

13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BB+	14,551,929

9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	BBB–	10,750,489

8,400	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	AA–	8,610,168

440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31	2/21 at 100.00	A	538,124

2,355	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38	12/19 at 100.00	A+	2,657,076

4,000	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Subordinate Lien Refunding Series 2008A, 5.000%, 7/01/20	7/18 at 100.00	AA–	4,425,680

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	BBB+	626,865

Nuveen Investments	105

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA	$1,048,211

205	Val Verde Unified School District, Riverside County, California, Certificates of Participation, Series 2009A, 5.125%, 3/01/36 – AGC Insured	3/19 at 100.00	AA	225,728

895	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	907,074

5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	5,176,400

1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured	8/19 at 100.00	AA	1,682,925

	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	1,838,304
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	959,559
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	1,913,272
249,470	Total California			254,529,552

	Colorado – 4.0%

	Baptist Road Rural Transportation Authority, Colorado, Sales and Use Tax Revenue Bonds, Series 2007:
270	4.800%, 12/01/17	No Opt. Call	N/R	272,824
905	5.000%, 12/01/26	12/17 at 100.00	N/R	904,186

1,075	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R	1,096,962

2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	2,137,110

3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB	3,633,286

1,025	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 5.000%, 7/15/39	7/19 at 100.00	N/R	1,062,843

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	N/R	2,652,950

915	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38 (Pre-refunded 6/01/18)	6/18 at 102.00	N/R (4)	1,017,535

3,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 – AGM Insured	5/19 at 100.00	AA	3,348,330

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29	8/19 at 100.00	N/R	1,663,605

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,370	7.000%, 6/01/42 (5)	6/22 at 100.00	N/R	1,102,850
1,375	7.125%, 6/01/47 (5)	6/22 at 100.00	N/R	1,106,875

106	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$12,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	N/R	$13,555,875

6,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45	No Opt. Call	BBB+	6,753,635

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB+	846,119

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	N/R	3,132,420

100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005B, 5.250%, 3/01/36 – AGM Insured	9/18 at 102.00	AA	109,496

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA–	3,444,240

1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40	11/20 at 100.00	N/R	1,255,056

755	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/36	6/16 at 100.00	BBB+	762,120

1,855	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/36 (Pre-refunded 6/01/16)	6/16 at 100.00	N/R (4)	1,886,201

1,590	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A–	1,768,382

540	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	557,237

1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	1,092,630

1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB+	2,149,952

330	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/17	No Opt. Call	N/R	330,033

1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	A+	2,023,166

5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (Alternative Minimum Tax)	11/23 at 100.00	A	5,603,000

11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	AA–	9,189,229

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	12,914
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	244,153
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	11,257
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	13,452

9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	AA–	7,015,669

2,050	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	2,255,841

Nuveen Investments	107

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,365	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	$1,473,340

760	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	842,065

3,600	Fossil Ridge Metropolitan District No. 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 5.000%, 12/01/44	12/20 at 100.00	BBB	3,809,160

620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	N/R	698,467

2,025	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds, Series 2009, 6.375%, 12/01/37 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA (4)	2,428,927

4,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30	12/22 at 100.00	N/R	4,450,629

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,170	6.250%, 11/15/28	No Opt. Call	BBB+	2,852,248
3,580	6.500%, 11/15/38	No Opt. Call	BBB+	5,093,338

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	N/R	1,144,659
4,265	6.000%, 1/15/41	7/20 at 100.00	N/R	4,814,844

815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	877,388
108,895	Total Colorado			112,496,498

	Connecticut – 0.6%

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41	7/21 at 100.00	BBB+	1,099,940

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Tender Option Bond Trust 2015-XF0247, 18.025%, 7/01/42 (IF) (6)	7/17 at 100.00	AAA	1,227,880

9,595	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/18	No Opt. Call	AA	10,686,527

818	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22	4/20 at 100.00	N/R	923,530

1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	2,307,942
14,213	Total Connecticut			16,245,819

	Delaware – 0.7%

900	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	N/R	935,136

11,925	Delaware State, General Obligation Bonds, Series 2014, 5.000%, 3/01/16	No Opt. Call	AAA	11,977,589

5,000	Delaware Transportation Authority, Transportation System Revenue Bonds, Senior Lien Series 2008, 5.000%, 7/01/19	No Opt. Call	AA+	5,703,850

135	Wilmington, Delaware, Replacement Housing Factor Fund Securitization Revenue Bonds, Wilmington Housing Authority-Lincoln Towers Project, Series 2011, 5.750%, 7/15/16	4/16 at 100.00	N/R	135,104
17,960	Total Delaware			18,751,679

108	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia – 0.2%

$4,000	District of Columbia, General Obligation Bonds, Refunding Series 2014D, 5.000%, 6/01/17	No Opt. Call	AA	$4,242,280

1,000	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	1,005,000
5,000	Total District of Columbia			5,247,280

	Florida – 6.9%

	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	5.000%, 11/15/23	No Opt. Call	N/R	345,381
2,300	5.000%, 11/15/28	11/23 at 100.00	N/R	2,564,385

1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	1,337,588

1,000	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 6.800%, 6/01/42 (5)	6/22 at 100.00	D	425,010

500	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	500,340

500	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Series 2005, 5.000%, 4/01/34 (Pre-refunded 4/01/16)	4/16 at 100.00	A (4)	504,110

855	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	A (4)	1,017,441

5,500	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA	6,373,950

	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A:
1,500	4.750%, 7/04/40	7/25 at 100.00	A	1,530,795
1,380	5.000%, 7/04/50	7/25 at 100.00	A	1,418,585

4,710	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/19	No Opt. Call	A+	5,300,587

1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	N/R	1,189,728

1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 – AGC Insured	12/19 at 100.00	AA–	1,127,980

1,265	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34 (Pre-refunded 3/04/16)	3/16 at 100.00	N/R (4)	1,272,856

2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,173,471

1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	N/R	1,055,570

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,000	5.500%, 6/15/22	No Opt. Call	N/R	1,054,290
500	6.000%, 6/15/32	No Opt. Call	N/R	516,785
1,100	6.125%, 6/15/43	No Opt. Call	N/R	1,131,130

2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	2,335,880

Nuveen Investments	109

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,520	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	$1,561,922

1,440	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Inc. Projects, Series 2015A, 6.125%, 6/15/46	6/25 at 100.00	N/R	1,461,341

3,180	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BB–	3,187,505

6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	BBB	7,639,324

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	N/R	1,398,276
1,000	5.000%, 12/01/31	12/22 at 100.00	N/R	1,150,800
3,000	5.000%, 12/01/37	12/22 at 100.00	N/R	3,394,110

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/16 at 100.00	N/R	1,001,560

	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006:
655	5.250%, 6/01/26	6/16 at 100.00	A–	663,515
110	5.000%, 6/01/38	6/16 at 100.00	A–	111,157

	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006:
1,595	5.250%, 6/01/26 (Pre-refunded 6/01/16)	6/16 at 100.00	N/R (4)	1,621,668
265	5.000%, 6/01/38 (Pre-refunded 6/01/16)	6/16 at 100.00	N/R (4)	269,190

1,900	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	AA–	1,956,012

3,130	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (Alternative Minimum Tax)	10/24 at 100.00	AA–	3,498,276

14,725	Jacksonville, Florida, Transportation Revenue Bonds, Refunding Series 2015, 3.000%, 10/01/30	10/25 at 100.00	AA–	14,829,400

925	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	6/17 at 100.00	BB	941,428

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB	939,540
1,375	5.750%, 6/15/42	6/22 at 100.00	BB	1,474,811

6,875	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	BBB+	7,586,494

	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
885	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	BB	923,294
8,000	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	BB	8,202,320

2,000	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2012, 5.000%, 11/15/29	11/22 at 100.00	N/R	2,279,060

6,340	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	7,130,788

110	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,585	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/35	10/20 at 100.00	A	$1,823,004

12,195	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (Alternative Minimum Tax)	10/25 at 100.00	A	13,910,105

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 – AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AA	2,219,980

1,040	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009, 5.625%, 6/01/34 – AGM Insured (UB) (6)	6/19 at 100.00	AA	1,174,826

1,900	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 4.000%, 7/01/16	No Opt. Call	AA	1,929,317

22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	A+	25,035,482

1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	1,016,240

	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	N/R	587,439
625	5.000%, 6/01/32	6/21 at 100.00	N/R	677,388
750	5.000%, 6/01/36	6/21 at 100.00	N/R	809,813
875	5.125%, 6/01/42	6/21 at 100.00	N/R	946,085

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	7/16 at 100.00	N/R (4)	163,174

2,725	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Adult Communities Total Services Retirement Life, Series 2006A, 4.500%, 11/15/36	11/16 at 100.00	BBB+	2,741,895

2,415	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007, 5.000%, 8/01/18 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	AA– (4)	2,574,269

1,790	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	5/16 at 100.00	BBB–	1,794,887

1,795	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	1,893,115

2,870	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	2,994,041

875	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	900,620

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A–	574,785

535	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	AA–	588,896

35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	N/R	40,198

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	132,401

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	174,049

Nuveen Investments	111

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	$93,412

170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (5)	5/18 at 100.00	N/R	2

475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (5)	5/17 at 100.00	N/R	5

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (5)	5/18 at 100.00	N/R	15,344

125	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39	5/17 at 100.00	N/R	121,059

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
95	5.250%, 5/01/39	5/17 at 100.00	N/R	95,429
305	6.650%, 5/01/40	5/17 at 100.00	N/R	309,151

435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (5)	5/18 at 100.00	N/R	269,222

270	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)	5/18 at 100.00	N/R	141,415

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (5)	5/18 at 100.00	N/R	3

2,650	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	4/16 at 100.00	N/R	2,652,465

250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	267,295

1,500	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,595,280

13,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A–	14,596,530
178,985	Total Florida			192,256,274

	Georgia – 2.1%

640	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	N/R	741,594

1,115	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20	1/19 at 100.00	N/R	1,289,464

415	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.400%, 1/01/20	4/16 at 100.00	A–	416,606

495	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	4/16 at 100.00	BBB–	495,540

7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	7,923,580

10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41	4/21 at 100.00	N/R	11,711,600

1,100	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	AA–	1,322,508

112	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$1,000	Lavonia Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Regional Medical Center, Series 2010, 6.000%, 12/01/40 – AGM Insured	12/20 at 100.00	AA	$1,143,340

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
960	5.000%, 3/15/22	No Opt. Call	A–	1,125,293
1,000	5.500%, 9/15/28	No Opt. Call	BBB+	1,269,600

22,045	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Refunding Series 2015C, 5.000%, 7/01/27	7/26 at 100.00	AA+	28,167,337

1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	N/R	1,826,878

1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 (Pre-refunded 6/15/19) – AGC Insured	6/19 at 100.00	AA (4)	1,136,730
48,360	Total Georgia			58,570,070

	Guam – 0.2%

1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	1,143,430

2,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B+	2,195,980

1,005	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	1,109,088

1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,902,956
5,635	Total Guam			6,351,454

	Hawaii – 0.4%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A	1,765,845

1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB+	1,135,410

	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
965	8.750%, 11/15/29	11/19 at 100.00	N/R	1,198,984
1,250	9.000%, 11/15/44	11/19 at 100.00	N/R	1,553,238

4,545	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (Alternative Minimum Tax)	7/25 at 100.00	A+	5,095,809
9,260	Total Hawaii			10,749,286

	Idaho – 0.5%

9,125	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2014A, 4.125%, 3/01/37	3/24 at 100.00	A–	9,513,725

	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B:
1,000	6.000%, 12/01/23 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	1,145,800
760	6.250%, 12/01/33 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	876,136

Nuveen Investments	113

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Idaho (continued)

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
$1,000	5.000%, 7/15/23 (Pre-refunded 7/15/16) – NPFG Insured	7/16 at 100.00	A2 (4)	$1,021,750
1,065	5.000%, 7/15/24 (Pre-refunded 7/15/16) – NPFG Insured	7/16 at 100.00	A2 (4)	1,088,164
12,950	Total Idaho			13,645,575

	Illinois – 10.6%

2,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	2,214,060

971	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	AA	972,602

	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	AA–	1,497,436
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	AA–	1,723,022

10,000	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Unlimited Tax Refunding Series 2006, 5.000%, 12/01/24	6/16 at 100.00	AAA	10,156,000

2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	2,298,261

3,180	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (Alternative Minimum Tax)	1/25 at 100.00	A	3,501,784

	Community College District 523, Counties of DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago, and Boone, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
1,000	0.000%, 2/01/35	2/21 at 100.00	AA	332,800
750	0.000%, 2/01/36	2/21 at 100.00	AA	231,885

4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	4,779,971

2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	CCC–	1,933,040

2,070	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,269,175

7,930	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/40	1/26 at 100.00	AA–	9,164,305

11,050	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36	12/16 at 100.00	BBB	11,140,168

1,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BBB–	1,102,900

2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BBB	2,471,175

1,255	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA+	1,398,923

850	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	N/R	868,097

525	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	560,396

114	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010:
$580	6.125%, 5/15/27	3/16 at 100.00	N/R	$581,067
1,290	6.125%, 5/15/27	5/20 at 100.00	N/R	1,403,468

710	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	860,996

1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A	1,067,650

4,050	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	N/R	4,314,911

3,895	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	N/R	3,923,706

2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA+	2,252,440

2,545	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	2,951,589

500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (Pre-refunded 11/15/17)	11/17 at 100.00	A (4)	544,685

10,715	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	12,051,696

1,545	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	N/R	1,701,833

2,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,512,712

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
895	5.500%, 7/01/28	7/23 at 100.00	N/R	1,054,605
3,000	6.500%, 7/01/34	7/18 at 100.00	N/R	3,344,040

3,680	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/30 (Pre-refunded 11/01/18)	11/18 at 100.00	Aaa	4,323,485

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C:
1,335	6.625%, 11/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	1,580,360
1,665	6.625%, 11/01/39 (Pre-refunded 5/01/19) (UB) (6)	5/19 at 100.00	Aaa	1,971,010

20	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 4.000%, 11/15/39	5/25 at 100.00	A+	20,795

6,255	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37 (Pre-refunded 8/01/17)	8/17 at 100.00	N/R (4)	6,713,304

1,105	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	N/R	1,247,578

9,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	10,880,550

925	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured	3/20 at 100.00	AA	1,036,648

4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	A+	4,752,480

1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26	8/20 at 100.00	AA–	1,585,500

Nuveen Investments	115

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41	2/21 at 100.00	AA–	$1,693,035

2,350	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/16 at 100.00	N/R	2,353,431

3,485	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	N/R	3,713,163

3,895	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	N/R	3,980,223

255	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	7/16 at 100.00	AA	256,890

4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (UB) (6)	4/16 at 100.00	AA+	4,008,760

7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,391,533

10,000	Illinois State, General Obligation Bonds, April Series 2014, 5.000%, 4/01/25	4/24 at 100.00	A–	11,252,600

	Illinois State, General Obligation Bonds, Series 2012A:
5,520	5.000%, 3/01/25	3/22 at 100.00	A–	6,054,502
5,910	5.000%, 3/01/26	3/22 at 100.00	A–	6,445,328
500	5.000%, 3/01/27	3/22 at 100.00	A–	541,940

	Illinois State, General Obligation Bonds, Series 2013:
1,440	5.250%, 7/01/28	7/23 at 100.00	A–	1,593,518
1,800	5.500%, 7/01/38	7/23 at 100.00	A–	1,997,460

5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	AAA	5,824,400

960	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (9)	4/16 at 100.00	N/R	450,230

3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured	4/16 at 100.00	CC	2,623,470

1,630	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/36 (10)	4/16 at 100.00	N/R	536,254

875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB+	916,038

5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BBB+	5,727,834

1,225	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.000%, 6/15/53	12/25 at 100.00	BBB+	1,299,333

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	AA–	6,802,231

10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	4,246,900

1,841	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	2,057,391

845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	N/R	915,701

116	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
$3,890	5.250%, 6/01/21	No Opt. Call	A	$4,591,873
3,000	6.250%, 6/01/24	6/16 at 100.00	A	3,059,190

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	5,784,333

15,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2004A, 5.750%, 6/01/29 – AGM Insured	No Opt. Call	AA	19,605,450

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
3,485	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	3,952,722
15,530	4.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	15,767,298

1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	1,036,870

	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2013A:
10,000	4.000%, 4/01/30	4/23 at 100.00	AA–	10,732,500
5,000	4.000%, 4/01/32	4/23 at 100.00	AA–	5,264,200

7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A	8,600,241
276,292	Total Illinois			294,369,950

	Indiana – 3.3%

425	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/32	4/17 at 100.00	N/R	412,803

	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006:
1,000	5.125%, 8/01/29 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (4)	1,024,230
500	5.250%, 8/01/36 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (4)	512,430

	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A:
3,325	5.250%, 10/15/18	No Opt. Call	N/R	3,683,103
5,215	5.250%, 10/15/20	No Opt. Call	N/R	6,049,609

	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A:
3,420	7.000%, 7/01/33	7/23 at 100.00	B–	3,779,374
6,465	7.250%, 7/01/43	7/23 at 100.00	B–	7,154,751

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A:
2,280	7.000%, 7/01/33	7/23 at 100.00	B–	2,519,582
5,240	7.250%, 7/01/43	7/23 at 100.00	B–	5,832,854

1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	B–	1,366,092

1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30	3/20 at 100.00	BBB–	1,060,400

3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	3,355,440

9,000	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2012A, 5.000%, 6/01/32 – AGM Insured	6/22 at 100.00	BBB–	9,628,470

Nuveen Investments	117

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$9,215	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	$9,954,965

1,370	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A	1,422,581

1,460	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)	3/17 at 100.00	N/R (4)	1,539,147

4,130	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 (Pre-refunded 1/01/17) – NPFG Insured	1/17 at 100.00	AA– (4)	4,299,000

175	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA+	183,255

3,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA	3,953,530

3,000	Jasper County, Indiana Pollution Control (Northern Indiana Public Service) Commercial Paper, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	AA–	3,100,620

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	N/R	1,682,648
1,400	5.000%, 4/01/27	4/22 at 100.00	N/R	1,533,714
1,560	5.000%, 4/01/29	4/22 at 100.00	N/R	1,694,675

	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006:
1,000	5.000%, 7/15/23 (Pre-refunded 7/15/16)	7/16 at 100.00	A (4)	1,021,790
775	5.000%, 1/15/27 (Pre-refunded 7/15/16)	7/16 at 100.00	A (4)	791,887

	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013:
500	5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	582,280
6,380	7.000%, 1/01/44 (Alternative Minimum Tax)	1/24 at 100.00	N/R	7,888,168

5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011, 8.000%, 9/01/41	9/21 at 100.00	N/R	6,009,150
83,265	Total Indiana			92,036,548

	Iowa – 0.3%

2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36	6/20 at 100.00	N/R	2,535,328

500	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.250%, 8/15/29 – AGC Insured	8/19 at 100.00	N/R	560,785

1,490	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	1,506,211

3,355	Iowa Student Loan Liquidity Corporation Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (Alternative Minimum Tax)	12/19 at 102.00	A	3,601,928

1,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	A	1,106,040
8,620	Total Iowa			9,310,292

	Kansas – 0.4%

500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004B, 5.000%, 9/01/22 (Pre-refunded 9/01/18)	9/18 at 100.00	AAA	554,170

118	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$4,540	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/29	11/19 at 100.00	AA–	$5,236,345

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	2,015,440

2,120	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	2,140,076

1,155	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	1,261,202
10,315	Total Kansas			11,207,233

	Kentucky – 1.0%

	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,500	5.750%, 6/01/25	6/20 at 100.00	N/R	2,888,350
2,455	6.000%, 6/01/30	6/20 at 100.00	N/R	2,821,949

1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	N/R	1,645,575

5,655	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	N/R	6,323,591

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
2,685	4.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A+	2,869,272
2,750	5.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	A+	3,091,440

1,405	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	Aaa	1,556,923

1,600	Paducah, Kentucky, Electric Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	A–	1,763,968

5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	N/R	5,821,350
25,550	Total Kentucky			28,782,418

	Louisiana – 2.6%

1,250	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.500%, 1/01/24 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,513,975

3,605	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/21 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A (4)	3,662,680

1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB+	1,082,220

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
5,000	6.750%, 12/15/37 (5)	12/17 at 100.00	N/R	3,215,650
800	6.000%, 12/15/37 (5)	4/16 at 100.00	N/R	439,376

65	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14	No Opt. Call	N/R	35,700

Nuveen Investments	119

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$27,900	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	$31,351,230

2,900	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 4.000%, 11/01/45	11/25 at 100.00	N/R	2,910,324

4,500	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Refunding Series 2015A, 4.000%, 7/01/39	7/25 at 100.00	A+	4,670,010

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	N/R	1,119,770

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,297,660

675	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18 – AGC Insured	No Opt. Call	AA	714,278

1,085	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	N/R	1,131,655

415	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	440,141

2,030	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	N/R	2,234,807

10,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	AA (4)	10,114,900

1,050	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	1,174,278

3,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB–	2,995,140
68,275	Total Louisiana			71,103,794

	Maine – 0.6%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	N/R	2,284,480
10,390	6.750%, 7/01/41	7/21 at 100.00	N/R	11,851,457

1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	N/R	1,870,511

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	526,065
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,135,390
15,515	Total Maine			17,667,903

	Maryland – 0.6%

1,000	Baltimore County, Maryland, General Obligation Bonds, Refunding Metropolitan District Series 2009, 5.000%, 8/01/16	No Opt. Call	AAA	1,024,090

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	BB	1,067,126
1,750	5.250%, 9/01/28 – SYNCORA GTY Insured	9/16 at 100.00	BB	1,778,543

1,000	Harford County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2009, 5.000%, 7/01/17	No Opt. Call	AAA	1,063,840

120	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$9,445	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Second Issue Series 2015, 5.000%, 6/01/22	No Opt. Call	AAA	$11,611,116

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	7/20 at 100.00	BBB–	1,060,010
15,245	Total Maryland			17,604,725

	Massachusetts – 1.2%

4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	10/17 at 100.00	N/R	4,496,378

8,350	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)	11/17 at 100.00	BB–	8,403,524

1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB–	1,168,919

485	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	AA	527,850

6,665	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Trust 2015-XF0047, 13.693%, 7/01/29 (IF)	7/19 at 100.00	AA	9,112,188

4,700	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (5)	1/18 at 100.00	N/R	11,468

4,550	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	5,098,821

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,260	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	4/16 at 100.00	N/R	1,264,788
700	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/16 at 100.00	N/R	702,198

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond Trust 2015-XF2181, 13.558%, 8/01/38 (IF)	8/19 at 100.00	AAA	3,247,004
34,430	Total Massachusetts			34,033,138

	Michigan – 1.6%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	9,546,189

800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured	6/20 at 100.00	AA	900,640

7,665	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/26 – AGM Insured	5/18 at 100.00	AA	8,324,037

2,080	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.375%, 5/01/17	No Opt. Call	N/R	2,169,606

725	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	5/18 at 100.00	BBB–	751,673

	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011:
545	6.000%, 10/01/21	No Opt. Call	BB–	550,755
500	7.000%, 10/01/31	10/21 at 100.00	BB–	510,290
1,000	7.000%, 10/01/36	10/21 at 100.00	BB–	1,015,390

Nuveen Investments	121

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	$1,674,310

1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	4/16 at 100.00	BBB	1,252,250

1,310	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	1,316,393

	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A:
750	5.375%, 10/15/41	10/21 at 100.00	A+	873,435
2,000	5.500%, 10/15/45	10/21 at 100.00	A+	2,267,280

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29	11/19 at 100.00	A–	576,385
1,480	5.750%, 11/15/39	11/19 at 100.00	A–	1,691,107

1,635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	AA–	1,695,511

375	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (4)	389,310

1,200	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/20	No Opt. Call	A	1,388,916

6,010	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	7,115,600
43,505	Total Michigan			44,009,077

	Minnesota – 1.8%

	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
250	5.250%, 1/01/40	1/23 at 100.00	N/R	255,885
675	5.250%, 1/01/46	1/23 at 100.00	N/R	684,943

1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/20 at 100.00	BBB–	1,062,940

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,060,390

2,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A, 5.000%, 11/15/44	11/25 at 100.00	A+	2,278,000

	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
3,000	6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	3,454,020
3,000	6.625%, 11/15/28 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	3,474,660

3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	3,058,650

3,480	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 3.000%, 2/01/36 (WI/DD, Settling 2/17/16)	2/26 at 100.00	Aa2	3,410,156

16,825	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB–	15,558,919

122	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Shakopee, Minnesota, General Obligation Tax Abatement Revenue Bonds, Series 2016A:
$1,890	3.000%, 2/01/33	2/25 at 100.00	N/R	$1,917,783
1,950	3.000%, 2/01/34	2/25 at 100.00	N/R	1,968,759

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
2,500	5.000%, 11/15/27	11/25 at 100.00	BBB–	2,992,175
1,750	5.250%, 11/15/28	11/20 at 100.00	BBB–	1,988,665
535	5.250%, 11/15/35	11/20 at 100.00	BBB–	597,857
235	5.000%, 11/15/44	11/25 at 100.00	BBB–	267,242

2,240	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A, 6.000%, 5/01/47	5/19 at 102.00	N/R	2,433,850

3,750	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	N/R	4,286,625
49,080	Total Minnesota			50,751,519

	Mississippi – 0.2%

5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,983,700

	Missouri – 2.5%

3,185	Bi-State Development Agency, Bi-State MetroLink District, Missouri, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	4,109,255

380	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.250%, 5/15/28	5/23 at 100.00	A–	389,603

2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	2,762,053

13,335	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	No Opt. Call	AA	13,935,608

1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	N/R	1,390,838

4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 2015-XF0046, 13.698%, 5/15/17 (IF)	No Opt. Call	AAA	6,191,737

2,250	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/28	1/25 at 100.00	A–	2,697,300

15,100	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A–	15,857,265

2,000	Saint Louis County School District C2 Parkway, Missouri, General Obligation Bonds, Series 2015A, 5.000%, 3/01/16	No Opt. Call	AAA	2,008,740

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	2,838,750
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	3,757,810
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	3,214,188
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	3,440,360
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	2,821,380
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	901,060

Nuveen Investments	123

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,564	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	9/16 at 100.00	N/R	$1,536,771

1,437	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	1,125,415
80,676	Total Missouri			68,978,133

	Montana – 0.1%

2,500	Montana Facilities Finance Authority, Revenue Bonds, Saint John’s Lutheran Ministries Project, Series 2006A, 6.125%, 5/15/36	5/16 at 100.00	N/R	2,536,850

	Nebraska – 1.0%

4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	BBB+	4,384,720

11,930	Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds, Refunding Series 2014, 5.000%, 8/01/39 (Mandatory put 12/01/19)	12/19 at 100.00	Aa3	13,581,351

	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
1,740	5.000%, 11/01/45	11/25 at 100.00	A–	1,960,945
1,095	4.250%, 11/01/45	11/25 at 100.00	A–	1,137,059

2,000	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 4.125%, 11/01/36	11/25 at 100.00	A–	2,086,480

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015:
1,000	4.000%, 12/15/33	12/24 at 100.00	AA–	1,097,020
1,710	4.000%, 12/15/34	12/24 at 100.00	AA–	1,864,652

2,750	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/20 (Pre-refunded 1/01/18)	1/18 at 100.00	A+ (4)	2,976,188
26,225	Total Nebraska			29,088,415

	Nevada – 0.5%

90	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Senior Lien Series 2006A, 4.750%, 9/01/36 – FGIC Insured (Alternative Minimum Tax)	9/16 at 100.00	BBB+	90,500

2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	A+	2,245,320

	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A:
2,000	7.500%, 6/15/23	6/19 at 100.00	BBB	2,260,320
1,500	8.000%, 6/15/30	6/19 at 100.00	BBB	1,703,565

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA	2,876,225

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
140	4.000%, 6/01/19	No Opt. Call	N/R	144,647
120	4.000%, 6/01/20	No Opt. Call	N/R	124,122
880	4.000%, 6/01/21	No Opt. Call	N/R	907,896
400	5.000%, 6/01/23	No Opt. Call	N/R	435,764
200	4.250%, 6/01/24	6/23 at 103.00	N/R	206,878

124	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$1,765	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31	12/25 at 100.00	N/R	$1,830,234

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
525	6.500%, 9/01/20	9/18 at 100.00	N/R	565,026
1,325	6.750%, 9/01/27	9/18 at 100.00	N/R	1,398,458

410	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	471,197
13,855	Total Nevada			15,260,152

	New Hampshire – 0.3%

3,500	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002, 5.200%, 5/01/27 (Alternative Minimum Tax)	5/16 at 101.00	A–	3,564,190

3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 09-7W, 14.296%, 6/01/39 (IF) (6)	6/19 at 100.00	AA+	4,644,483
6,805	Total New Hampshire			8,208,673

	New Jersey – 1.8%

4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	5,207,066

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	N/R	1,644,293

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – NPFG Insured	4/16 at 100.00	AA–	1,797,738
1,775	5.000%, 7/01/23 – NPFG Insured	4/16 at 100.00	AA–	1,797,738

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/16 at 100.00	BB–	1,112,380
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	1,816,733

2,165	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	2,462,255

835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31	6/20 at 100.00	N/R	942,598

2,015	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 6.250%, 12/01/18 (ETM)	No Opt. Call	N/R (4)	2,313,683

600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	726,858

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	N/R	1,174,420

1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,646,311

Nuveen Investments	125

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.917%, 6/01/30 (IF) (6)	6/19 at 100.00	AA	$1,926,138

7,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.000%, 6/15/45	6/25 at 100.00	A–	7,686,806

3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	4,020,979

1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 – AGC Insured	12/19 at 100.00	N/R	1,145,550

3,470	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates, Series 2012A, 5.000%, 6/01/23	6/22 at 100.00	A	4,149,773

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA	2,283,440

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
5,805	4.625%, 6/01/26	6/17 at 100.00	B+	5,820,441
2,000	4.750%, 6/01/34	6/17 at 100.00	B–	1,679,540
46,185	Total New Jersey			51,354,740

	New Mexico – 0.4%

4,790	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006, 4.650%, 11/01/29 (Pre-refunded 11/01/16) – CIFG Insured	11/16 at 100.00	BBB+ (4)	4,943,807

3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	N/R	3,212,640

3,070	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa3	3,457,250

530	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	531,617
11,390	Total New Mexico			12,145,314

	New York – 4.1%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,263,812
7,745	6.375%, 7/15/43	1/20 at 100.00	BBB–	9,024,319

520	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 4.000%, 7/01/45	7/25 at 100.00	BBB+	538,798

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	4/16 at 100.00	AA–	1,887,614

	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Series 2015A:
1,600	4.000%, 7/01/40	7/25 at 100.00	A–	1,693,360
8,145	5.000%, 7/01/45	7/25 at 100.00	A–	9,347,121

4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 – AGM Insured	7/20 at 100.00	AA	5,713,809

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 3518:
2,000	13.683%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,679,660
2,335	13.672%, 2/15/33 (IF)	2/19 at 100.00	AAA	3,126,658

126	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	$466,120

4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	AA–	4,183,300

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	A– (4)	3,491,340

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA	1,142,490
1,980	5.000%, 5/01/38	5/21 at 100.00	A–	2,193,464

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	BBB+	282,686
300	5.000%, 7/01/24	No Opt. Call	BBB+	363,102
210	5.000%, 7/01/26	7/24 at 100.00	BBB+	248,686

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	5.750%, 10/01/37 (11)	10/17 at 100.00	N/R	1,065,000
1,000	5.875%, 10/01/46 (12)	10/17 at 102.00	N/R	355,000

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	838,009

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 17.948%, 6/15/33 (IF)	6/19 at 100.00	AA+	1,498,560

5	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	4/16 at 100.00	AA	5,030

13,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	13,855,790

560	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA	613,743

1,635	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA	1,782,461

3,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB–	3,535,000

9,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Sixth Series 2014, 4.000%, 10/15/16 (Alternative Minimum Tax)	No Opt. Call	AA–	9,224,100

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB	928,862

4,250	Sales Tax Asset Receivable Corporation of New York City, New York, Sales Tax Asset Revenue Bonds, Fiscal 2015 Series A, 5.000%, 10/15/17	No Opt. Call	AAA	4,570,918

1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30	12/20 at 100.00	N/R	1,299,016

1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A–	1,625,246

12,150	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/26	6/16 at 100.00	BB–	12,250,724

10,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/37	12/25 at 100.00	AAA	12,156,400
104,640	Total New York			113,250,198

Nuveen Investments	127

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina – 0.5%

$1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.709%, 7/01/38 (IF) (6)	7/20 at 100.00	AAA	$2,548,230

1,000	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	1,011,250

1,920	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2008, Tender Option Bond Trust 2015-XF0095, 27.015%, 10/01/36 (IF)	10/16 at 100.00	AA+	3,216,211

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	1,234,750

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	1,171,980

1,580	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.200%, 10/01/21	10/16 at 100.00	N/R	1,612,580

2,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	2,224,480
10,280	Total North Carolina			13,019,481

	North Dakota – 0.4%

2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	3,170,735

2,060	Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds, Series 2015A, 3.750%, 11/01/34 – AGM Insured	11/22 at 100.00	AA	2,119,925

	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	N/R	2,212,686
3,535	5.000%, 12/01/32	12/21 at 100.00	N/R	3,902,004
10,280	Total North Dakota			11,405,350

	Ohio – 3.3%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
8,670	5.125%, 6/01/24	6/17 at 100.00	B–	7,947,702
8,920	5.875%, 6/01/30	6/17 at 100.00	B–	8,045,305
3,990	5.750%, 6/01/34	6/17 at 100.00	B–	3,536,696

	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
3,000	5.250%, 11/01/29	11/20 at 100.00	A	3,534,810
2,000	5.750%, 11/01/40	11/20 at 100.00	A	2,376,040

7,200	County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2015B, 4.000%, 11/15/45	11/25 at 100.00	AA	7,435,656

3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB–	3,320,045

8,505	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	N/R	8,600,596

	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C:
2,725	5.625%, 8/15/29 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (4)	3,058,458
525	5.625%, 8/15/29	8/18 at 100.00	N/R	579,138

128	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	B	$421,827

5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA	7,041,443

1,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A	1,011,910

1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	N/R	1,649,715

3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB–	3,902,360

2,730	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	3,051,376

4,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	BBB–	4,151,080

5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 12/01/20	No Opt. Call	AAA	5,956,700

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,370	5.000%, 12/01/17	No Opt. Call	N/R	2,476,200
1,250	5.000%, 12/01/22	No Opt. Call	N/R	1,363,100
3,000	5.750%, 12/01/32	12/22 at 100.00	N/R	3,269,100
2,000	6.000%, 12/01/42	12/22 at 100.00	N/R	2,192,040

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	N/R	3,116,880

	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
2,000	5.000%, 12/01/27	No Opt. Call	N/R	2,224,760
2,500	5.000%, 12/01/32	No Opt. Call	N/R	2,698,575
88,945	Total Ohio			92,961,512

	Oklahoma – 0.3%

1,185	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014, 5.000%, 7/01/19	No Opt. Call	A+	1,340,650

5,600	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	No Opt. Call	BB–	6,281,520
6,785	Total Oklahoma			7,622,170

	Oregon – 0.5%

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855	5.400%, 10/01/44	10/24 at 100.00	N/R	2,053,652
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,756,736

950	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (Alternative Minimum Tax)	1/20 at 100.00	N/R	996,826

935	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	1,002,292

Nuveen Investments	129

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$1,080	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2015A, 4.000%, 4/01/40	4/25 at 100.00	BBB+	$1,120,295

7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/20 at 100.00	AA–	8,178,022
13,575	Total Oregon			15,107,823

	Pennsylvania – 4.5%

1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31	11/21 at 100.00	BBB–	1,299,128

1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB–	1,006,260

100	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29	1/19 at 100.00	N/R	113,204

900	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	1,034,046

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
300	5.000%, 1/01/30	1/25 at 100.00	N/R	337,281
1,545	5.000%, 1/01/38	1/25 at 100.00	N/R	1,698,249

2,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	2,279,540

705	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	AA (4)	841,002

910	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 18.202%, 8/01/38 (Pre-refunded 8/01/20) (IF) (6)	8/20 at 100.00	AA (4)	1,550,995

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,860	5.250%, 1/15/45	1/25 at 100.00	N/R	2,052,045
1,310	5.250%, 1/15/46	1/25 at 100.00	N/R	1,444,210

3,990	Montgomery County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2007A, 5.250%, 7/01/42 (Alternative Minimum Tax)	7/18 at 100.00	AA–	4,314,307

1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)	11/24 at 100.00	N/R	1,728,045

3,115	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	BBB (4)	3,596,081

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
5,555	5.000%, 12/31/38 (Alternative Minimum Tax)	6/26 at 100.00	BBB	6,139,108
3,750	5.000%, 6/30/42 (Alternative Minimum Tax)	6/26 at 100.00	BBB	4,134,113

1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30	7/20 at 100.00	BB+	1,295,496

3,750	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-118A, 4.000%, 10/01/33 (Alternative Minimum Tax)	4/25 at 100.00	AA+	3,879,488

130	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$7,000	Pennsylvania State, General Obligation Bonds, First Series 2015, 5.000%, 3/15/24	No Opt. Call	AA–	$8,624,420

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A (4)	1,067,031

7,405	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A	8,390,235

15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	18,905,550

5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1, 5.000%, 12/01/45	12/25 at 100.00	A–	5,606,250

480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BBB–	505,368

2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	A–	2,223,900

80	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	4/16 at 100.00	A	80,190

260	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	291,858

2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	2,837,269

8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28	No Opt. Call	A	10,492,913

2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA	2,707,632

3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28	6/21 at 100.00	AA–	3,441,900

1,600	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Delaware County Community College, Series 2008, 5.000%, 10/01/24 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	A1 (4)	1,746,048

19,300	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	No Opt. Call	N/R	19,396,886
110,595	Total Pennsylvania			125,060,048

	South Carolina – 0.4%

480	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–	539,400

365	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2006C-2, 5.500%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	7/16 at 100.00	N/R	370,336

70	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2008A, 5.375%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	AA– (4)	79,155

1,930	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2008A, 5.375%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	2,185,416

4,035	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 3.000%, 12/01/16	No Opt. Call	AA–	4,122,075

Nuveen Investments	131

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$4,165	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/31 (WI/DD, Settling 2/10/16)	6/26 at 100.00	AA–	$5,017,659
11,045	Total South Carolina			12,314,041

	South Dakota – 0.5%

2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R	2,865,100

1,000	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	N/R	1,131,940

2,000	South Dakota Economic Development Finance Authority, Economic Development Revenue Bonds, Spearfish Products Project, Pooled Loan Program, Series 2008A, 5.875%, 4/01/28 (Alternative Minimum Tax)	4/16 at 100.00	AA	2,017,020

910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	1,035,243

6,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA (4)	7,527,330
13,160	Total South Dakota			14,576,633

	Tennessee – 0.9%

3,670	Blount County Public Building Authority, Tennessee, Local Government Public Improvement Loan Bonds, Washington County, Series 2007B-12-A, 4.375%, 6/01/35 – SYNCORA GTY Insured	6/19 at 100.00	AA–	3,872,107

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D:
510	6.000%, 10/01/23	10/18 at 100.00	A	573,485
1,500	6.125%, 10/01/28	10/18 at 100.00	A	1,687,755

3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R	3,253,470

1,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	N/R	1,070,530

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
720	5.000%, 7/01/16	No Opt. Call	BBB+	730,663
755	5.000%, 7/01/17	7/16 at 100.00	BBB+	768,643
4,680	5.500%, 7/01/36	7/16 at 100.00	BBB+	4,758,718

1,695	Knox County, Tennessee, General Obligation Bonds, Refunding Series 2015, 5.000%, 4/01/16	No Opt. Call	AA+	1,709,306

1,440	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/26	11/21 at 100.00	BBB+	1,625,486

1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA	1,130,510

2,000	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement and Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	2,261,140

1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	BBB+	1,178,560
22,970	Total Tennessee			24,620,373

132	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas – 12.7%

$5,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA	$5,862,965

3,635	Brazos County Health Facilities Development Corporation, Texas, Franciscan Services Corporation Obligated Group-St Joseph Regional, Revenue Bonds, Series 2008, 5.000%, 1/01/23 (Pre-refunded 7/01/18)	7/18 at 100.00	A– (4)	4,003,734

2,315	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2008, 5.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	2,515,016

3,500	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2010, 5.000%, 7/01/19	7/17 at 100.00	A+	3,691,555

1,745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25	1/20 at 100.00	BBB+	1,945,570

3,400	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB+	3,942,538

1,575	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	BBB+	1,779,388

2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	BBB	2,978,984

1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	BBB	1,502,175

2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	2/18 at 100.00	B+	2,221,464

2,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34	12/24 at 100.00	BBB–	2,554,175

9,700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	BBB–	10,272,300

	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, School Building & Refunding Series 2014A:
2,540	3.000%, 2/15/16	No Opt. Call	AAA	2,543,353
5,885	4.000%, 2/15/17	No Opt. Call	AAA	6,106,511

1,000	Cypress-Fairbanks Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2006, 5.000%, 2/15/16	No Opt. Call	AAA	1,002,200

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
3,500	5.000%, 11/01/24	11/20 at 100.00	A+	4,089,050
1,500	5.000%, 11/01/25	11/20 at 100.00	A+	1,748,310

20	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	22,810

5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Alternative Minimum Tax)	No Opt. Call	A+	5,469,450

1,760	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38 (Pre-refunded 2/15/18)	2/18 at 100.00	BBB– (4)	1,945,645

1,750	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 2014, 4.000%, 2/15/17	No Opt. Call	N/R	1,815,030

1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	B+	1,136,447

Nuveen Investments	133

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$8,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	N/R	$9,435,001

2,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.250%, 12/01/35 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (4)	2,360,400

5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA–	5,109,550

3,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	BB–	3,004,560

1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (Alternative Minimum Tax)	7/25 at 100.00	BB–	1,083,850

1,500	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	1,645,395

250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29	7/24 at 100.00	BB–	272,950

1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A–	2,251,358

335	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34	No Opt. Call	A–	387,036

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A:
6,500	5.000%, 7/01/16 (Alternative Minimum Tax)	No Opt. Call	A+	6,626,815
1,270	5.000%, 7/01/25 (Alternative Minimum Tax)	7/21 at 100.00	A+	1,453,972

2,635	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series 2008A, 5.250%, 2/15/22 – AGC Insured	2/18 at 100.00	AA	2,864,219

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,360	5.000%, 8/15/30	8/25 at 100.00	BBB+	1,561,756
1,280	5.000%, 8/15/35	8/25 at 100.00	BBB+	1,436,288

4,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	BBB	5,227,730

	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvement Series 2007:
1,000	5.125%, 11/01/27	11/17 at 100.00	BBB	1,040,450
2,500	5.250%, 11/01/37	11/17 at 100.00	BBB	2,587,350

5,585	McKinney Independent School District, Collin County, Texas, General Obligation Bonds, Refunding School Building Series 2014, 5.000%, 2/15/16	No Opt. Call	AAA	5,597,343

4,590	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)	1/26 at 102.00	N/R	4,642,923

755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	778,579

134	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	$6,927,431

1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB–	1,346,775

3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston – Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	N/R	3,204,090

4,500	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF – Collegiate Housing NCCD College Station Properties – Texas A&M University, Series 2015A., 5.000%, 7/01/47	7/25 at 100.00	BBB–	4,774,635

1,200	North Texas Municipal Water District, Water System Revenue Bonds, Series 2008, 5.000%, 9/01/16	No Opt. Call	AAA	1,233,732

2,000	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/33 (Pre-refunded 1/01/18) (UB) (6)	1/18 at 100.00	A– (4)	2,191,880

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,000	5.500%, 9/01/41	9/21 at 100.00	AA+	2,370,700
10,880	0.000%, 9/01/45	9/31 at 100.00	AA+	11,453,158

3,000	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28	1/19 at 100.00	A	3,427,170

4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A–	5,144,662

2,695	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	3,153,554

	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
655	5.000%, 2/01/29	2/24 at 100.00	N/R	723,323
1,805	5.000%, 2/01/34	2/24 at 100.00	N/R	1,966,963
385	5.125%, 2/01/39	2/24 at 100.00	N/R	417,302

645	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	BBB+	816,744

	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Junior Lien Series 2014:
8,500	5.000%, 2/01/16	No Opt. Call	AA–	8,502,380
12,010	5.000%, 2/01/17	No Opt. Call	AA–	12,564,622

10,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2009A, 5.250%, 2/01/25	2/19 at 100.00	AA	11,272,500

9,770	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/23	No Opt. Call	AA	12,144,696

4,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2008, 5.000%, 2/01/25	2/18 at 100.00	AA	4,326,960

	San Marcos, Texas, General Obligation Bonds, Series 2008:
1,000	5.000%, 8/15/25 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,067,500
1,000	5.000%, 8/15/27 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,067,500

1,000	San Marcos, Texas, Waterworks and Wastewater System Revenue Bonds, Series 2008, 5.000%, 8/15/26 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,067,500

Nuveen Investments	135

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$9,030	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Refunding Series 2009, 5.000%, 10/01/36	10/19 at 100.00	AA–	$10,098,249

870	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	AA–	1,015,647

70	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	83,505

1,600	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 6.000%, 11/15/26	11/16 at 100.00	N/R	1,666,144

355	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 5.625%, 12/15/17	No Opt. Call	BBB+	373,677

3,670	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	No Opt. Call	BBB	4,248,869

845	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	N/R	996,906

7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	N/R	9,434,958

7,300	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	9,050,248

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured	8/17 at 100.00	BBB (4)	1,067,700

6,765	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A, 5.000%, 4/01/20	No Opt. Call	AAA	7,884,608

11,510	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/24	No Opt. Call	AAA	14,645,439

5,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2006, 5.000%, 4/01/16	No Opt. Call	AAA	5,042,500

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 2015-XF0075, 17.850%, 2/01/17 (IF)	No Opt. Call	AAA	2,623,250

	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
16,500	0.000%, 8/15/36	8/24 at 59.60	A–	7,146,150
7,000	0.000%, 8/15/37	8/24 at 56.94	A–	2,847,670

10,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/42	8/24 at 100.00	BBB+	11,154,100

5,315	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	A–	5,242,663

14,685	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	14,491,305

750	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30	11/20 at 100.00	N/R	870,803

136	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	N/R	$2,061,020

500	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.250%, 9/01/24	9/19 at 100.00	BBB	554,585

1,030	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Road Improvement Series 2015, 6.000%, 12/01/32 – BAM Insured	12/24 at 100.00	AA	1,297,491

1,135	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Utility Improvement Series 2015, 6.000%, 12/01/31 – BAM Insured	12/24 at 100.00	AA	1,434,867

6,140	Ysleta Independent School District, El Paso County, Texas, General Obligation Bonds, Refunding Series 2014, 5.000%, 8/15/24	No Opt. Call	AAA	7,779,380
334,545	Total Texas			352,793,706

	Utah – 0.5%

	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
765	5.600%, 7/15/22	No Opt. Call	BB+	833,621
850	6.300%, 7/15/32	7/22 at 100.00	BB+	934,737

1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	1,068,720

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
425	6.250%, 6/15/28	6/17 at 100.00	N/R	435,260
950	6.500%, 6/15/38	6/17 at 100.00	N/R	970,577

1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,377,250

1,135	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BB–	1,173,068

	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
2,135	7.750%, 7/15/31 (Pre-refunded 7/15/21)	7/21 at 100.00	BBB– (4)	2,715,571
3,520	8.000%, 7/15/41 (Pre-refunded 7/15/21)	7/21 at 100.00	BBB– (4)	4,676,250
12,030	Total Utah			14,185,054

	Vermont – 0.1%

1,000	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Refunding Series 2006A, 5.250%, 5/01/26 (Pre-refunded 5/01/16)	5/16 at 100.00	N/R (4)	1,012,260

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28	1/21 at 100.00	N/R	1,925,352
1,000	6.250%, 1/01/33	1/21 at 100.00	N/R	1,055,450
3,815	Total Vermont			3,993,062

	Virgin Islands – 0.1%
2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	N/R	2,800,143

	Virginia – 1.4%

580	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	5/16 at 100.00	AA	581,943

Nuveen Investments	137

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$11,370	Fairfax County, Virginia, General Obligation Bonds, Public Improvement Series 2015A, 5.000%, 10/01/16	No Opt. Call	AAA	$11,729,747

2,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2011C, 5.000%, 10/01/26 (Alternative Minimum Tax)	10/21 at 100.00	AA–	2,314,360

3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	2,126,149

4,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B–	3,169,400

1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45	7/25 at 100.00	BB+	1,028,090

5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB–	5,919,375

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	3,932,406
6,515	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	7,258,427
38,225	Total Virginia			38,059,897

	Washington – 3.9%

6,880	Central Puget Sound Regional Transit Authority, Washington, Sales and Use Tax Revenue Bonds, Refunding & Improvement Series 2015S-1, 5.000%, 11/01/32	11/25 at 100.00	AAA	8,434,054

6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31	1/21 at 100.00	A	7,041,351

960	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B, 19.483%, 6/01/34 (IF) (6)	6/19 at 100.00	AA	1,452,326

2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	2,704,384

2,335	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.510%, 7/01/32 (Pre-refunded 7/01/17) – AGM Insured (IF) (6)	7/17 at 100.00	AA+ (4)	2,774,424

1,050	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	1,398,023

3,000	Snohomish County School District 15, Edmonds, Washington, General Obligation Bonds, Series 2006, 5.000%, 12/01/19 (Pre-refunded 6/01/16) – NPFG Insured	6/16 at 100.00	AA+ (4)	3,048,300

5,660	Spokane, Washington, General Obligation Bonds, Series 2015, 3.000%, 12/01/32	12/24 at 100.00	AA	5,756,843

2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	2,252,660

3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	4,234,824

	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	3,366,963
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	2,954,434

1,600	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28	5/24 at 100.00	A	1,892,160

600	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1989B, 7.125%, 7/01/16	No Opt. Call	AA–	617,316

138	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$845	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	N/R	$947,262

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,155	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,362,553
2,000	7.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Baa1 (4)	2,409,839

3,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.375%, 10/01/29	10/19 at 100.00	N/R	3,267,689

1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	N/R	1,233,726

2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	No Opt. Call	N/R	2,423,631

2,250	Washington State Housing Finance Commission, Single Family Program Bonds, Series 2015-1N, 3.700%, 12/01/34	6/25 at 100.00	N/R	2,343,824

10,000	Washington State, General Obligation Bonds, 2007A Series 2006, 5.000%, 7/01/29 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	AA+ (4)	10,201,399

10,885	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax, Series 2006B, 5.000%, 7/01/29 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	AA+ (4)	11,104,223

5,895	Washington State, General Obligation Bonds, Various Purpose Series 2012D, 5.000%, 2/01/16	No Opt. Call	AA+	5,896,650

6,545	Washington State, General Obligation Bonds, Various Purpose Series 2013D, 5.000%, 2/01/23	No Opt. Call	AA+	8,091,453

10,000	Washington State, General Obligation Bonds, Various Purpose, Refunding Series R-2015A, 5.000%, 7/01/23	No Opt. Call	AA+	12,449,900
97,515	Total Washington			109,660,211

	West Virginia – 0.1%

500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Financing District, Series 2007A, 5.850%, 6/01/34	6/17 at 100.00	N/R	511,320

1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	A3	1,135,423

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/28	10/18 at 100.00	N/R	1,062,430
2,520	Total West Virginia			2,709,173

	Wisconsin – 3.8%

1,455	Eau Claire, Wisconsin, General Obligation Bonds, Refunding Series 2007B, 4.000%, 4/01/16 – NPFG Insured	No Opt. Call	Aa1	1,464,733

5,000	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A, 6.500%, 2/01/31	2/19 at 102.00	AA–	5,748,549

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
320	5.500%, 10/01/22	No Opt. Call	BB+	358,783
375	6.000%, 10/01/32	10/22 at 100.00	BB+	409,113

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
1,080	5.000%, 10/01/34	10/22 at 100.00	BB+	1,115,153
500	5.125%, 10/01/45	10/22 at 100.00	BB+	511,299

Nuveen Investments	139

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
$1,610	6.000%, 12/01/32	No Opt. Call	N/R	$1,662,630
5,000	6.250%, 12/01/42	No Opt. Call	N/R	5,173,499

1,940	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	2,031,897

1,575	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43	8/23 at 100.00	BB+	1,786,978

2,550	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	AA–	3,268,793

1,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.250%, 4/15/24	4/20 at 100.00	A2	1,647,670

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	6/20 at 100.00	Baa2	1,365,862

13,950	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+	15,867,985

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
1,000	5.000%, 2/15/40	2/22 at 100.00	A–	1,105,429
35	4.500%, 2/15/40	2/22 at 100.00	A–	37,155

18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A2	20,190,419

7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32	8/22 at 100.00	AA	7,892,639

435	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	490,527

595	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	A+ (4)	697,999

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
2,980	5.000%, 7/01/34	7/24 at 100.00	BBB+	3,341,652
2,100	4.350%, 7/01/36	7/21 at 100.00	BBB+	2,160,311

3,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A–	3,718,099

2,535	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	A–	2,585,243

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000	5.000%, 12/01/34	12/22 at 102.00	N/R	5,165,599
4,435	5.000%, 12/01/44	12/22 at 102.00	N/R	4,530,041
4,225	5.250%, 12/01/49	12/22 at 102.00	N/R	4,343,553

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014:
1,880	5.250%, 10/01/39	10/22 at 102.00	N/R	1,948,074
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,038,349
3,500	5.500%, 10/01/49	10/22 at 102.00	N/R	3,636,779
96,205	Total Wisconsin			105,294,812

140	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wyoming – 0.6%

$2,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39		7/19 at 100.00	A1	$2,272,839

4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31		3/21 at 100.00	A3	5,205,554

	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
800	5.500%, 12/01/27		12/21 at 100.00	BBB+	916,927
2,500	6.000%, 12/01/36		12/21 at 100.00	BBB+	2,883,649

3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40		6/21 at 100.00	BBB	4,308,861
13,450	Total Wyoming				15,587,830
$2,556,789	Total Municipal Bonds (cost $2,491,370,310)				2,729,449,897

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$138	Las Vegas Monorail Company, Senior Interest Bonds (13), (14)	5.500%	7/15/19	N/R	$4,158

37	Las Vegas Monorail Company, Senior Interest Bonds (13), (14)	5.500%	7/15/55	N/R	1,106
$175	Total Corporate Bonds (cost $15,730)				5,264
	Total Long-Term Investments (cost $2,491,386,040)				2,729,455,161
	Floating Rate Obligations – (0.2)%				(6,525,000)
	Other Assets Less Liabilities – 2.3%				64,726,667
	Net Assets – 100%				$2,787,656,828

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for fair valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$2,729,449,897	$—	$2,729,449,897
Corporate Bonds	—	—	5,264	5,264
Total	$—	$2,729,449,897	$5,264	$2,729,455,161

Nuveen Investments	141

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $2,484,086,646.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$249,141,242
Depreciation	(10,297,730)
Net unrealized appreciation (depreciation) of investments	$238,843,512

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(7)	On January 1, 2016, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 5.000% to 5.500%.

(8)	On January 1, 2016, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 4.750% to 5.250%.

(9)	On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to 5.700% and again on November 11, 2015, further reduced the security’s interest rate of accrual from 5.700% to 4.275%.

(10)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.250% to 2.100%.

(11)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

(12)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(13)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.

(14)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

142	Nuveen Investments

Nuveen Inflation Protected Municipal Bond Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 106.9%

	MUNICIPAL BONDS – 106.9%

	Arizona – 1.0%

$390	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	$433,863

	California – 14.0%

1,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured (4)	10/23 at 100.00	AA	1,215,140

305	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured	No Opt. Call	BBB+	326,783

850	California Municipal Finance Authority, Revenue Bonds, University of San Diego, Refunding Series 2012A, 5.000%, 10/01/31	No Opt. Call	A1	982,643

470	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/21	No Opt. Call	Aa1	432,879

555	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/21	No Opt. Call	A+	662,997

920	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 5.000%, 6/01/21	6/17 at 100.00	B–	922,374

130	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	152,523

800	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/25	8/22 at 100.00	N/R	921,560

475	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/17	No Opt. Call	BBB–	495,050
5,505	Total California			6,111,949

	Colorado – 14.3%

555	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012A, 5.000%, 11/15/22 (Alternative Minimum Tax)	No Opt. Call	A+	669,574

1,000	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/23	12/22 at 100.00	A–	1,193,000

1,000	Denver West Metropolitan District, Jefferson County, Colorado, General Obligation Refunding Bonds, Series 2012A, 4.000%, 12/01/20 – AGM Insured	No Opt. Call	AA	1,115,710

525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AA–	471,954

1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/20 – NPFG Insured	No Opt. Call	AA–	919,310

1,250	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/19	No Opt. Call	N/R	1,340,575

500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.250%, 7/15/24	7/20 at 100.00	A–	558,370
5,830	Total Colorado			6,268,493

Nuveen Investments	143

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut – 0.4%

$170	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 1999B, 1.550%, 11/15/29 (Mandatory put 2/01/17)	No Opt. Call	AA+	$171,420

	District of Columbia – 0.7%

260	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A, 5.000%, 10/01/24	10/23 at 100.00	A+	317,073

	Florida – 1.8%

620	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/22	No Opt. Call	AA	750,708

15	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/21	No Opt. Call	A+	17,725
635	Total Florida			768,433

	Georgia – 4.9%

1,000	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	7/16 at 100.00	BBB–	1,001,090

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	192,885
374	5.500%, 7/15/30	7/21 at 100.00	N/R	383,262
410	5.500%, 1/15/36	7/21 at 100.00	N/R	420,627

110	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	138,520
2,082	Total Georgia			2,136,384

	Illinois – 8.8%

305	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	AA–	365,305

600	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/19 (4)	No Opt. Call	AA–	686,736

335	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.250%, 1/01/22 – AGM Insured	4/18 at 100.00	A2	365,090

325	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2012A, 5.000%, 3/01/22	No Opt. Call	AA–	390,549

545	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	590,208

535	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/19	No Opt. Call	A	597,290

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	840,650
3,645	Total Illinois			3,835,828

	Indiana – 3.8%

500	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/24	5/23 at 100.00	A	596,295

490	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/22	No Opt. Call	A+	590,146

144	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$460	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB+	$477,121
1,450	Total Indiana			1,663,562

	Iowa – 3.2%

1,125	Dubuque, Iowa, General Obligation Bonds, Sales Tax Increment, Second Lien Series 2014, 5.000%, 6/01/25	6/24 at 100.00	Aa3	1,384,639

	Kansas – 2.8%

1,025	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/23	No Opt. Call	A+	1,235,207

	Kentucky – 2.4%

65	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 5.500%, 6/01/21	6/20 at 100.00	BBB+	75,831

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
380	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	410,670
525	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	572,014
970	Total Kentucky			1,058,515

	Louisiana – 7.2%

200	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds, LOOP Inc. Project, Series 2007B-1A, 1.375%, 10/01/37 (Mandatory put 10/01/16)	No Opt. Call	A3	200,540

1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/23	No Opt. Call	A	1,224,140

500	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/27 – AGM Insured	12/22 at 100.00	AA	578,310

1,015	Regional Transit Authority, Louisiana, Sales Tax Revenue Bonds, Series 2010, 5.000%, 12/01/19 – AGM Insured (4)	No Opt. Call	AA	1,157,212
2,715	Total Louisiana			3,160,202

	Maine – 0.8%

185	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/25	7/23 at 100.00	BBB	211,838

120	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB+	141,053
305	Total Maine			352,891

	Massachusetts – 1.2%

530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/21 – AMBAC Insured	7/16 at 100.00	N/R	531,394

	Michigan – 2.1%

75	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996C-1, 0.000%, 7/01/21	No Opt. Call	BB	55,514

190	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012, 5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA	213,043

Nuveen Investments	145

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$65	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB–	$65,686

500	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/27	No Opt. Call	AAA	584,890
830	Total Michigan			919,133

	Missouri – 2.8%

1,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/24	No Opt. Call	A	1,217,950

	Nevada – 1.0%

390	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/23 – AGM Insured	7/19 at 100.00	AA	439,979

	New Jersey – 0.7%

310	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	BB–	327,531

	New York – 4.6%

415	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	AA–	429,243

70	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA	76,718

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/22 (Alternative Minimum Tax) (4)	No Opt. Call	AA–	1,513,575
1,735	Total New York			2,019,536

	North Carolina – 2.6%

160	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	178,058

795	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/21 (4)	No Opt. Call	AA	953,126
955	Total North Carolina			1,131,184

	Ohio – 4.4%

230	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	258,078

1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/22	No Opt. Call	A1	1,191,480

200	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/16	No Opt. Call	BB	204,836

200	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa1	251,934
1,630	Total Ohio			1,906,328

	Oregon – 2.8%

1,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2014-22, 5.000%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	AA–	1,224,960

146	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania – 3.2%

$840	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/24	No Opt. Call	BBB	$964,018

170	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding Revenue Bonds, Refunding Series 2013, 5.000%, 6/01/21	No Opt. Call	BBB	194,002

220	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	AA–	224,792

5	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/24 – AGM Insured	9/22 at 100.00	A+	5,966
1,235	Total Pennsylvania			1,388,778

	Texas – 4.8%

170	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Refunding Bonds, Series 2009, 5.000%, 5/01/39	5/19 at 100.00	A+	186,748

365	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series 2013, 5.000%, 1/01/23	No Opt. Call	BBB	422,991

215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	227,289

855	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/23 – NPFG Insured	No Opt. Call	AA–	643,225

230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	AA–	105,372

500	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	Baa2	525,215
2,335	Total Texas			2,110,840

	Utah – 2.7%

25	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012, 5.000%, 5/15/23	5/21 at 100.00	AA+	29,612

935	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 6/15/22	No Opt. Call	A+	1,130,049
960	Total Utah			1,159,661

	Virginia – 0.5%

185	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	206,969

	Washington – 1.3%

500	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 4.000%, 12/01/19 (ETM)	No Opt. Call	N/R (5)	556,980

	West Virginia – 0.5%

235	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 1.625%, 10/01/22 (Mandatory put 10/01/18)	No Opt. Call	Baa1	235,672

	Wisconsin – 3.5%

1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/24	7/23 at 100.00	A	1,213,614

Nuveen Investments	147

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$260	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	AA–	$297,587
1,275	Total Wisconsin			1,511,201

	Wyoming – 2.1%

755	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds, Gillette Electrical System Project, Series 2014A, 5.000%, 6/01/24	No Opt. Call	A+	936,004
$41,967	Total Long-term Investments (cost $44,595,621)			46,722,559
	Other Assets Less Liabilities – (6.9)% (6)			(3,000,816)
	Net Assets – 100%			$43,721,743

Investments in Derivatives as of January 31, 2016

Consumer Price Index Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Termination Date	Fixed Rate Payment Date (7)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$5,000,000	Receive	CPURNSA	2.600%	2/05/18	2/06/18	$(399,977)
Barclays Bank PLC	4,000,000	Receive	CPURNSA	2.560	12/28/18	12/31/18	(372,506)
Barclays Bank PLC	3,500,000	Receive	CPURNSA	2.509	2/08/19	2/11/19	(300,716)
Barclays Bank PLC	4,500,000	Receive	CPURNSA	2.645	12/28/19	12/30/19	(498,692)
Barclays Bank PLC	5,500,000	Receive	CPURNSA	2.645	9/30/21	10/01/21	(628,680)
Barclays Bank PLC	8,000,000	Receive	CPURNSA	2.777	2/19/22	2/21/22	(1,130,015)
Morgan Stanley Capital Services LLC	3,800,000	Receive	CPURNSA	2.595	11/05/18	11/06/18	(299,352)
Morgan Stanley Capital Services LLC	6,000,000	Receive	CPURNSA	2.714	2/27/21	3/01/21	(734,449)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.283	9/15/21	9/16/21	(233,588)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.650	8/07/24	8/08/24	(419,742)
	$46,300,000						$(5,017,717)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

148	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$46,722,559	$—	$46,722,559
Investments in Derivatives:
Consumer Price Index Swaps*	—	(5,017,717)	—	(5,017,717)
Total	$—	$41,704,842	$—	$41,704,842
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments (excluding investments in derivatives) was $44,582,044.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$2,157,540
Depreciation	(17,025)
Net unrealized appreciation (depreciation) of investments	$2,140,515
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as exchange-cleared and exchange-traded derivatives, when applicable.

(7)	Fixed Rate Payment Date is one business day after contract Termination Date.

(ETM)	Escrowed to maturity.

CPURNSA	US CPI Urban Consumers Non-Seasonally Adjusted

Nuveen Investments	149

Nuveen Intermediate Duration Municipal Bond Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 93.7%

	MUNICIPAL BONDS – 93.7%

	Alabama – 0.6%

$2,935	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D, 5.000%, 11/15/16	4/16 at 100.00	A3	$2,947,092

1,130	Huntsville, Alabama, Electric System Revenue Warrants, Refunding Series 2007, 4.000%, 12/01/18 – AGM Insured	12/17 at 100.00	AA+	1,192,240

2,685	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	2,623,997

2,000	Mobile, Alabama, General Obligation Warrants, Improvement and Refunding Series 2008B, 5.000%, 2/15/20	2/18 at 100.00	Aa2	2,168,080

	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
2,080	5.000%, 3/01/23	No Opt. Call	BBB	2,429,149
3,555	5.000%, 3/01/24	No Opt. Call	BBB	4,177,054
2,235	5.000%, 3/01/25	No Opt. Call	BBB	2,633,724
1,725	5.000%, 3/01/26	No Opt. Call	BBB	2,038,536
2,230	4.000%, 3/01/36	3/26 at 100.00	BBB	2,264,208

	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2008A:
1,500	5.000%, 9/01/18	No Opt. Call	A+	1,646,925
4,000	5.750%, 9/01/22	9/18 at 100.00	A+	4,490,920
26,075	Total Alabama			28,611,925

	Alaska – 0.2%

3,000	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,407,430

6,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	6/16 at 100.00	B	5,494,740
9,000	Total Alaska			8,902,170

	Arizona – 3.2%

4,120	Arizona Board of Regents, Certificates of Participation, University of Arizona Projects, Refunding Series 2007B, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	Aa3	4,306,924

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,220	5.000%, 2/01/20	No Opt. Call	BBB+	1,393,911
6,255	5.000%, 2/01/27	2/22 at 100.00	BBB+	7,062,708

1,445	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A2	1,793,462

	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	11,689,828
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	18,361,623
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	18,845,279

1,995	Arizona State, Certificates of Participation, Series 2008A, 4.000%, 9/01/17 – AGM Insured	No Opt. Call	AA	2,098,161

150	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
$30	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	$31,835
55	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	60,265
5,165	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	5,841,563
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	5,825,123
6,130	5.000%, 7/01/21 – AGM Insured	1/20 at 100.00	AA	7,052,872
7,500	5.000%, 7/01/22 – AGM Insured	1/20 at 100.00	AA	8,610,450

	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A:
1,000	5.000%, 7/01/16 – AMBAC Insured	No Opt. Call	Aa3	1,019,250
1,050	5.000%, 7/01/17 – AMBAC Insured	No Opt. Call	Aa3	1,113,777

6,000	Gilbert Public Facilities Municipal Property Corporation, Arizona, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA+	6,782,880

2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A–	2,295,820

1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	A+	1,534,605

565	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Project 2004, Series 2006B, 4.750%, 7/01/18 – AGM Insured	7/16 at 100.00	Aa1	575,537

	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Project 2004, Series 2006B:
295	4.750%, 7/01/18 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	Aa1 (4)	300,629
290	4.750%, 7/01/18 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	Aa1 (4)	295,533

3,670	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27	7/17 at 100.00	AA+	3,885,833

	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
385	5.000%, 6/01/22	No Opt. Call	A+	465,546
500	5.000%, 6/01/23	No Opt. Call	A+	611,840

	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A:
2,015	5.000%, 7/01/22	7/20 at 100.00	A+	2,353,762
10,370	5.000%, 7/01/40	7/20 at 100.00	A+	11,645,303

500	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2014A, 5.000%, 7/01/23	No Opt. Call	AAA	624,485

8,855	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Refunding Junior Lien Series 2014B, 5.000%, 7/01/23	No Opt. Call	AAA	11,059,629

2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A3	2,792,915

	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C:
1,000	4.375%, 7/01/18 – FGIC Insured	7/17 at 100.00	Aa2	1,046,370
1,000	4.500%, 7/01/19 – FGIC Insured	7/17 at 100.00	Aa2	1,046,820

2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 – AGM Insured	7/20 at 100.00	AA	3,118,880

645	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	814,306

3,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009A, 5.000%, 1/01/25	No Opt. Call	Aa1	3,353,940

3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 2015-XF2192, 13.634%, 6/01/19 (IF)	No Opt. Call	Aa1	6,478,487

Nuveen Investments	151

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/20	9/18 at 100.00	A2	$1,099,710

1,350	Sedona-Oak Creek Joint Unified School District 9, Coconino and Yavapi Counties, Arizona, General Obligation Bonds, School Improvement Project 2007, Series 2009B, 5.375%, 7/01/28 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2 (4)	1,554,363
138,285	Total Arizona			158,844,224

	Arkansas – 1.0%

1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,165,320

1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – AGM Insured	4/16 at 100.00	AA	1,496,139

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – AGM Insured	11/16 at 100.00	AA	6,946,033
6,740	4.500%, 11/01/19 – AGM Insured	11/16 at 100.00	AA	6,942,807

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
1,235	5.000%, 10/01/19 – FGIC Insured	10/17 at 100.00	AA–	1,315,423
1,000	5.000%, 10/01/21 – FGIC Insured	10/17 at 100.00	AA–	1,071,310

4,495	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A–	4,717,503

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	607,460
800	5.000%, 7/01/23	No Opt. Call	A+	975,264
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,952,093
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,772,823
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,298,703
1,000	5.000%, 7/01/30	7/24 at 100.00	A+	1,180,050
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,340,791

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	N/R	599,236
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	N/R	1,175,336
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	N/R	1,230,006
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	N/R	1,288,799

1,000	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.750%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (4)	1,131,850

	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
1,950	5.000%, 12/01/25	12/24 at 100.00	A+	2,360,339
1,780	5.000%, 12/01/27	12/24 at 100.00	A+	2,115,210

	University of Arkansas, Various Facilities Revenue Bonds, UAMS Campus, Series 2014A:
1,000	5.000%, 3/01/21	No Opt. Call	Aa2	1,181,990
1,200	5.000%, 3/01/23	No Opt. Call	Aa2	1,470,624
1,000	3.750%, 3/01/36	3/25 at 100.00	Aa2	1,033,170
46,670	Total Arkansas			51,368,279

	California – 7.2%

1,525	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Childrens Hospital & Research Center at Oakland, Refunding Series 2007A, 4.500%, 12/01/18 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	1,634,205

152	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	AA–	$1,788,357

1,860	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/23	No Opt. Call	A	2,312,185

920	Apple Valley Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2 Series 2007, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	BBB+	959,293

1,270	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H, 5.000%, 5/01/22 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	AA (4)	1,394,752

565	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H, 5.000%, 5/01/22 – AGM Insured	5/18 at 100.00	AA+	618,121

6,390	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L, 5.000%, 5/01/17	No Opt. Call	AA+	6,755,252

7,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Series 2007A, 4.500%, 10/01/33	10/17 at 100.00	Aa1	7,648,533

12,935	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 3.250%, 11/15/36 (WI/DD, Settling 2/03/16)	11/25 at 100.00	AA–	12,761,154

500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	3/19 at 100.00	A	566,625

3,400	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 5.750%, 11/01/18	No Opt. Call	A	3,690,904

1,210	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2008B, 1.450%, 8/15/33 (Mandatory put 3/15/17) (Pre-refunded 3/15/17)	3/17 at 100.00	AA (4)	1,221,664

1,300	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Mandatory put 3/15/17) (Prefunded 3/15/17)	3/17 at 100.00	AA (4)	1,312,532

16,835	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	18,055,706

2,245	California State Public Works Board, Lease Revenue Bonds, California State University Monterey Bay Campus Library Project, Series 2009D, 6.000%, 4/01/25	4/19 at 100.00	Aa3	2,613,854

1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3	1,630,426

5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.250%, 10/01/24	10/19 at 100.00	A+	5,795,650

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
2,060	5.000%, 7/01/20 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,350,357
3,830	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	4,402,087
2,195	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,522,867

520	California State, General Obligation Bonds, Refunding Series 2007, 5.000%, 8/01/19	2/17 at 100.00	AA–	544,274

15	California State, General Obligation Bonds, Various Purpose Series 2001, 5.000%, 11/01/18	4/16 at 100.00	AA–	15,063

1,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 12/01/23	12/17 at 100.00	AA–	1,083,420

1,450	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB+	1,645,547

800	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A	963,848

Nuveen Investments	153

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007B, 5.200%, 10/01/37 (Pre-refunded 10/01/18) – AMBAC Insured	10/18 at 100.00	AA– (4)	$1,113,120

960	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22 (12)	7/16 at 100.00	CCC	959,914

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2003A, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AA–	10,590,800

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	8/16 at 100.00	AA	1,123,203

	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26	11/21 at 66.91	BBB–	4,055,786
4,095	0.000%, 11/01/28	11/21 at 56.33	BBB–	1,849,957

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,725	5.000%, 1/01/22	No Opt. Call	BBB–	3,065,053
2,860	5.000%, 1/01/23	No Opt. Call	BBB–	3,237,034
1,635	5.000%, 1/01/24	No Opt. Call	BBB–	1,832,018
1,325	5.000%, 1/01/25	No Opt. Call	BBB–	1,471,572

	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008:
510	5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	567,105
2,025	5.000%, 8/01/24 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	2,239,184

2,100	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA	2,256,954

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
7,795	5.000%, 6/01/17	No Opt. Call	Aaa	8,245,473
13,370	4.500%, 6/01/27	6/17 at 100.00	B+	13,410,244
500	5.000%, 6/01/33	6/17 at 100.00	B	467,055

1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	935,181

	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2015C:
1,250	5.000%, 11/01/30	5/26 at 100.00	AA–	1,555,438
1,600	5.000%, 11/01/31	5/26 at 100.00	AA–	1,977,776
2,750	5.000%, 11/01/32	5/26 at 100.00	AA–	3,376,835
670	3.125%, 11/01/35	5/26 at 100.00	AA–	661,692

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	1,127,010
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,128,924
465	5.000%, 9/01/34	No Opt. Call	N/R	514,281

6,425	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	10/17 at 100.00	AA	6,768,031

2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa2	1,331,552

154	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,640	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	$1,695,366

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B:
1,015	5.000%, 7/01/25	1/24 at 100.00	AA–	1,269,968
5,000	5.000%, 7/01/43	1/24 at 100.00	AA–	5,772,750

	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
800	5.000%, 9/01/23	No Opt. Call	BBB+	970,064
1,075	5.000%, 9/01/24	No Opt. Call	BBB+	1,315,005
1,250	5.000%, 9/01/25	9/24 at 100.00	BBB+	1,506,238
1,000	5.000%, 9/01/26	9/24 at 100.00	BBB+	1,191,850

	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A:
400	5.000%, 9/01/29 (WI/DD, Settling 2/18/16) – BAM Insured	9/25 at 100.00	AA	473,688
630	5.000%, 9/01/30 (WI/DD, Settling 2/18/16) – BAM Insured	9/25 at 100.00	AA	741,441
570	3.000%, 9/01/31 (WI/DD, Settling 2/18/16) – BAM Insured	9/25 at 100.00	AA	563,285

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
2,220	5.000%, 9/01/21 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	2,281,849
2,145	5.000%, 9/01/22 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	2,204,760
2,000	5.000%, 9/01/23 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	2,055,720

4,770	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28	2/28 at 100.00	AA	4,319,330

11,955	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	15,633,314

10,045	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	13,135,646

	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A:
4,400	5.000%, 8/01/26 – BAM Insured	8/24 at 100.00	AA	5,427,400
3,000	5.000%, 8/01/27 – BAM Insured	8/24 at 100.00	AA	3,669,420
2,070	5.000%, 8/01/28 – BAM Insured	8/24 at 100.00	AA	2,512,897

2,000	North Monterey County Unified School District, California, General Obligation Bonds, Election of 2013, Series 2014A, 4.000%, 5/01/44	5/24 at 100.00	A+	2,080,640

1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BB	1,118,750

8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40	8/30 at 100.00	A+	8,239,600

	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA	1,631,758
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	1,807,336
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	3,362,118

7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Refunding Series 2011, 0.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA	7,982,100

	Port of Oakland, California, Revenue Refunding Bonds, Inter Lien, Series 2007B:
2,530	5.000%, 11/01/18 – NPFG Insured	11/17 at 100.00	AA–	2,728,504
1,230	5.000%, 11/01/19 – NPFG Insured	11/17 at 100.00	AA–	1,325,792

Nuveen Investments	155

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	AA–	$2,771,942

2,910	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014, 5.000%, 9/01/24	No Opt. Call	AA	3,658,423

2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	2,525,150

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A	984,934
2,000	0.000%, 10/01/36	No Opt. Call	A	846,300

5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 2010, 5.000%, 7/01/40	7/20 at 100.00	A	5,651,050

1,000	San Bernardino Community College District, California, General Obligation Bonds, Election 2002 Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	1,141,870

575	San Bernardino County Redevelopment Agency, California, Tax Allocation Refunding Bonds, San Sevaine Project, Series 2005A, 5.000%, 9/01/16 (Pre-refunded 3/01/16) – AGC Insured	3/16 at 100.00	N/R (4)	577,243

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,000	5.000%, 1/15/29	1/25 at 100.00	BBB–	5,611,400
26,000	5.000%, 1/15/34	1/25 at 100.00	BBB–	29,102,580

2,770	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Refunding Series 2006D, 5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB+	2,924,234

1,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/17 – FGIC Insured	No Opt. Call	Aaa	989,490

2,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	AA–	2,877,908

2,255	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – NFPG Insured (ETM)	No Opt. Call	AA– (4)	2,880,109

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	Aa3	1,108,230

	Santa Paula Utility Authority, California, Water Enterprise Revenue Bonds, Refunding Series 2010:
2,510	5.000%, 2/01/28	2/20 at 100.00	A+	2,842,349
2,630	5.000%, 2/01/29	2/20 at 100.00	A+	2,969,480
2,765	5.000%, 2/01/30	2/20 at 100.00	A+	3,124,865

	South Bayside Waste Management Authority, California, Solida Waste Enterprise Revenue Bonds, Shoreway Environmental Center, Series 2009A:
2,500	5.250%, 9/01/24	9/19 at 100.00	A1	2,849,350
1,200	6.250%, 9/01/29	9/19 at 100.00	A1	1,410,384

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
1,180	6.000%, 8/01/22	8/19 at 100.00	Baa3	1,357,047
1,410	6.125%, 8/01/23	8/19 at 100.00	Baa3	1,617,439
1,585	6.250%, 8/01/24	8/19 at 100.00	Baa3	1,815,919
1,265	6.375%, 8/01/25	8/19 at 100.00	Baa3	1,449,348
500	6.500%, 8/01/26	8/19 at 100.00	Baa3	573,400

1,100	Upland Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, A Merged Project, Series 2006, 4.250%, 9/01/26 – AMBAC Insured	9/16 at 100.00	A	1,109,317

156	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	$1,721,399

3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	3,105,840

	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,540	5.000%, 7/01/24	No Opt. Call	N/R	1,826,255
1,415	5.000%, 7/01/25	No Opt. Call	N/R	1,684,147
1,450	3.250%, 7/01/27	No Opt. Call	N/R	1,460,556
1,435	3.500%, 7/01/28	No Opt. Call	N/R	1,462,724
1,355	3.750%, 7/01/29	No Opt. Call	N/R	1,387,981

2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	Aa3	3,367,350

3,040	Western California Municipal Water District Facilities Authority Adjustable Rate Water Revenue Refunding Bonds Series 2016A, 1.500%, 10/01/39 (Mandatory put 10/01/20)	7/20 at 100.00	AA+	3,054,258

995	Whittier Public Financing Authority, California, Tax Allocation Revenue Bonds, Whittier Redevelopment Agency, Series 2007A, 5.000%, 11/01/21 (Pre-refunded 11/01/17) – AMBAC Insured	11/17 at 100.00	A– (4)	1,071,894
340,805	Total California			362,076,622

	Colorado – 2.0%

1,125	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2008, 5.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2 (4)	1,272,938

5,050	Adams County, Colorado, Pollution Control Refunding Revenue Bonds, Public Service Company of Colorado Projects, Senior Lien Series 2005A, 4.375%, 9/01/17 – NPFG Insured	3/16 at 100.00	AA–	5,067,877

175	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A, 4.750%, 6/15/22	6/17 at 100.00	A	181,311

1,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003B, 6.000%, 5/15/26 – AGM Insured	5/19 at 100.00	AA	1,120,890

16,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	A+	17,257,987

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-7, 4.350%, 9/01/20 – AGM Insured	5/18 at 100.00	AA	772,444

1,525	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 5.125%, 10/01/17	No Opt. Call	A+	1,635,380

310	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33	6/23 at 100.00	BBB+	361,252

1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20	No Opt. Call	A	1,511,174

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB+	7,048,002

10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AA+ (4)	9,452,000

Nuveen Investments	157

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
$1,000	5.000%, 6/01/16	No Opt. Call	BBB+	$1,013,950
290	5.250%, 6/01/18	6/16 at 100.00	BBB+	294,249

710	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/18 (Pre-refunded 6/01/16)	6/16 at 100.00	N/R (4)	721,942

1,510	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008, 5.250%, 11/01/23 (Pre-refunded 11/01/18)	11/18 at 100.00	Aa2 (4)	1,691,200

1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BBB–	1,585,965

11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	13,020,370

6,050	Denver, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	AA–	6,277,299

4,025	Denver, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/19 (Pre-refunded 11/15/16) – FGIC Insured	11/16 at 100.00	AA– (4)	4,171,953

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–	3,514,200

1,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–	1,590,465

	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
1,520	5.000%, 12/15/20	No Opt. Call	Aa2	1,800,182
2,215	5.000%, 12/15/21	No Opt. Call	Aa2	2,682,210
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2	1,839,228

1,485	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 5.700%, 12/01/17	4/16 at 100.00	BBB–	1,491,252

1,000	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 4.300%, 12/15/19 – ACA Insured	12/16 at 100.00	N/R	1,005,700

775	Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series 2007GG, 4.500%, 6/01/17 – AGM Insured	No Opt. Call	AA	816,238

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,335	5.000%, 12/01/19	No Opt. Call	N/R	1,431,734
500	5.000%, 12/01/20	No Opt. Call	N/R	541,540

1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,234,870

1,325	Rangeview Library District, Adams County, Colorado, Certificates of Participation, Rangeview Library Projects, Series 2008, 4.500%, 12/15/20 (Pre-refunded 12/15/18) – AGC Insured	12/18 at 100.00	AA (4)	1,463,396

975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	A–	1,100,697

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
2,190	4.250%, 12/01/23	12/20 at 100.00	A	2,434,207
2,030	4.000%, 12/01/24	12/20 at 100.00	A	2,222,627

158	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,000	Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 – AGM Insured	12/25 at 100.00	AA	$986,690

1,000	Walker Field Public Airport Authority, Colorado, Airport Revenue Bonds, Series 2007, 5.000%, 12/01/22	12/17 at 100.00	Baa2	1,063,600

1,240	Westminster, Colorado, Special Purpose Sales and Use Tax Revenue Bonds, Series 2007D, 5.000%, 12/01/23 (Pre-refunded 12/01/17) – AGM Insured	12/17 at 100.00	AA (4)	1,338,468
103,570	Total Colorado			103,015,487

	Connecticut – 0.7%

5,140	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016 CT, 3.125%, 12/01/34	6/26 at 100.00	AA	5,096,413

14,140	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 1.000%, 7/01/33	No Opt. Call	AAA	14,140,000

12,070	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 1.000%, 7/01/33	No Opt. Call	AAA	12,070,000

2,645	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/16 at 100.00	A–	2,663,251

1,000	New Britain, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%, 3/01/19 – BAM Insured	No Opt. Call	AAA	1,116,620

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
350	5.000%, 12/15/24	12/22 at 100.00	AA	431,701
495	5.000%, 12/15/26	12/22 at 100.00	AA	603,940
35,840	Total Connecticut			36,121,925

	Delaware – 0.1%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,000	4.000%, 7/01/22	No Opt. Call	BBB	1,042,550
3,995	5.000%, 7/01/28	7/23 at 100.00	BBB	4,305,092
4,995	Total Delaware			5,347,642

	District of Columbia – 0.6%

3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB+	3,954,651

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
1,385	6.250%, 5/15/24	5/16 at 100.00	A1	1,385,416
5,075	6.500%, 5/15/33	No Opt. Call	Baa1	6,341,517

10,165	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – AGM Insured	No Opt. Call	AA+	11,422,614

	District of Columbia, Hospital Revenue Bonds, Sibley Memorial Hospital, Series 2009:
420	6.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	AA– (4)	504,676
1,715	6.500%, 10/01/23 (Pre-refunded 10/01/19)	10/19 at 100.00	AA– (4)	2,060,761
825	6.500%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	AA– (4)	991,328

3,740	District of Columbia, Revenue Bonds, The Catholic University of America, Series 2010, 5.000%, 10/01/23	10/18 at 100.00	A	4,124,921
27,205	Total District of Columbia			30,785,884

Nuveen Investments	159

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida – 6.1%

$12,500	Broward County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 7/01/25	No Opt. Call	A1	$15,554,125

	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
10,000	5.000%, 10/01/34 (Alternative Minimum Tax)	10/25 at 100.00	A+	11,604,100
15,135	5.000%, 10/01/35 (Alternative Minimum Tax)	10/25 at 100.00	A+	17,480,622

	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015:
9,685	5.000%, 10/01/32	10/25 at 100.00	A1	11,533,382
7,325	5.000%, 10/01/33	10/25 at 100.00	A1	8,709,279

	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
16,420	5.000%, 6/01/22	12/21 at 100.00	AA–	19,631,424
14,635	5.000%, 6/01/25	12/24 at 100.00	AA–	18,072,176

33,125	Citizens Property Insurance Corporation, Florida, High Risk Account Revenue Bonds, Series 2007A, 5.000%, 3/01/17 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	34,744,813

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
1,385	6.000%, 6/01/16	No Opt. Call	A+	1,411,924
2,280	5.500%, 6/01/17	No Opt. Call	A+	2,427,311

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
3,600	5.000%, 6/01/18	No Opt. Call	AA–	3,930,552
275	5.000%, 6/01/19	No Opt. Call	AA–	309,482

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
285	5.250%, 6/01/17	No Opt. Call	A+	302,465
1,285	4.250%, 6/01/17	No Opt. Call	A+	1,346,641
1,195	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	1,248,357

	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
85	5.000%, 6/01/16	No Opt. Call	AA–	86,364
85	5.000%, 6/01/18	No Opt. Call	AA–	92,805
480	5.000%, 6/01/19	No Opt. Call	AA–	540,187
4,545	5.000%, 6/01/20	No Opt. Call	AA–	5,258,883
1,600	5.000%, 6/01/21	No Opt. Call	AA–	1,885,952

2,205	Clay County School Board, Florida, Certificates of Participation, Refunding Series 2005B, 5.000%, 7/01/18 – NPFG Insured	7/16 at 100.00	A2	2,211,505

1,860	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Series 2013, 6.000%, 11/01/33	11/23 at 100.00	BBB–	2,088,259

810	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22 (Mandatory put 4/11/19)	No Opt. Call	A2	826,686

3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A–	3,433,412

2,700	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	Baa1	2,812,860

1,500	Florida State Department of Children and Families, Certificates of Participation, South Florida Evaluation Treatment Project, Series 2005, 5.000%, 10/01/25	4/16 at 100.00	AA+	1,506,075

160	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$690	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	A–	$698,970

1,695	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006A, 5.250%, 6/01/26 (Pre-refunded 6/01/16)	6/16 at 100.00	N/R (4)	1,723,340

2,240	Jacksonville, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/20	No Opt. Call	AA	2,624,182

1,940	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/24	No Opt. Call	AA–	2,349,980

2,520	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2008A, 5.150%, 4/01/23 (Pre-refunded 4/01/16)	4/16 at 100.00	A– (4)	2,541,445

6,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35	4/25 at 100.00	A–	6,919,320

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,415	5.000%, 7/01/24	No Opt. Call	A2	2,966,634
1,250	5.000%, 7/01/27	7/24 at 100.00	A2	1,505,475

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
925	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A	1,075,072
5,000	5.000%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	A	6,020,750

6,290	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/41	10/20 at 100.00	A	6,834,400

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,575	4.000%, 4/01/16	No Opt. Call	AA–	1,585,143
1,975	5.000%, 4/01/21	4/20 at 100.00	AA–	2,268,426
5,015	5.250%, 4/01/30	4/20 at 100.00	AA–	5,726,829

5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 – AGM Insured	10/20 at 100.00	AA	5,750,100

605	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.500%, 10/01/28	10/18 at 100.00	BBB+	667,932

1,495	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.500%, 10/01/28 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	1,683,983

2,525	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31	12/24 at 100.00	BBB+	2,894,382

4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	5,147,812

10,000	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	11,930,700

10,300	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2006A, 5.000%, 9/01/26 – NPFG Insured	9/16 at 100.00	A1	10,575,319

	South Florida Water Management District, Certificates of Participation, Series 2016:
3,000	5.000%, 10/01/23 (WI/DD, Settling 2/09/16)	No Opt. Call	AA	3,700,170
2,250	5.000%, 10/01/24 (WI/DD, Settling 2/09/16)	No Opt. Call	AA	2,795,940

23,190	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Refunding Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA	24,640,766

Nuveen Investments	161

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Tallahassee, Florida, Capital Improvement Revenue Bonds, Series 2014:
$2,880	5.000%, 10/01/32	10/22 at 100.00	Aa2	$3,432,960
3,025	5.000%, 10/01/33	10/22 at 100.00	Aa2	3,595,364

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
585	5.000%, 9/01/22	No Opt. Call	A+	701,204
2,600	5.000%, 9/01/23	9/22 at 100.00	A+	3,073,928
1,240	3.125%, 9/01/24	9/22 at 100.00	A+	1,300,636
1,260	5.000%, 9/01/25	9/22 at 100.00	A+	1,487,972
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,747,935
1,965	5.000%, 9/01/28	No Opt. Call	A+	2,278,476
5,755	4.000%, 9/01/33	No Opt. Call	A+	6,075,496

350	Vero Beach, Florida, Electric Refunding Revenue Bonds, Series 2003A, 4.000%, 12/01/19 – AGM Insured	12/18 at 100.00	A1	376,639
271,565	Total Florida			307,747,321

	Georgia – 1.4%

	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
2,010	5.000%, 1/01/23	No Opt. Call	AA–	2,403,437
1,500	5.000%, 1/01/28	No Opt. Call	AA–	1,745,565

	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,010	5.000%, 1/01/27	1/24 at 100.00	AA–	13,195,595
4,275	5.000%, 1/01/29	1/24 at 100.00	AA–	5,069,081
6,750	5.000%, 1/01/30	1/24 at 100.00	AA–	7,966,485

2,000	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2007, 4.375%, 12/01/18 – AGC Insured	12/17 at 100.00	AA	2,104,300

1,940	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	2,247,956

2,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A: 5.000%, 1/01/18	No Opt. Call	AA	2,157,900
3,325	5.000%, 1/01/23	1/22 at 100.00	AA	3,992,527
5,560	5.000%, 1/01/24	1/22 at 100.00	AA	6,610,173
8,990	5.000%, 1/01/25	1/22 at 100.00	AA	10,610,088

1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB–	1,390,050

1,000	Forsyth County School District, Georgia, General Obligation Bonds, Series 2014: 5.000%, 2/01/27	No Opt. Call	AA+	1,232,270
1,250	5.000%, 2/01/28	No Opt. Call	AA+	1,533,900

3,025	Georgia State, General Obligation Bonds, Refunding Series 2009I, 5.000%, 7/01/19	No Opt. Call	AAA	3,450,829

200	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health Systems, Anticipation Certificates Series 2008A, 5.250%, 8/01/23	8/18 at 100.00	A2	219,310

1,805	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health Systems, Anticipation Certificates Series 2008A, 5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	2,003,604

2,770	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA–	3,326,521
60,660	Total Georgia			71,259,591

162	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam – 0.1%

$4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	$4,632,176

	Hawaii – 1.2%

5,005	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30	7/20 at 100.00	A+	5,645,940

1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30	7/20 at 100.00	A+	1,178,914

5,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A: 5.000%, 7/01/26	7/25 at 100.00	AA–	6,793,545
4,510	5.000%, 7/01/27	7/25 at 100.00	AA–	5,529,801
7,825	5.000%, 7/01/28	7/25 at 100.00	AA–	9,524,042
9,180	5.000%, 7/01/29	7/25 at 100.00	AA–	11,121,570
8,195	5.000%, 7/01/30	7/25 at 100.00	AA–	9,851,865

8,600	Hawaiian Electric Company Inc. and it’s Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	8,931,100
49,840	Total Hawaii			58,576,777

	Idaho – 0.3%

560	Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32 (Alternative Minimum Tax)	9/25 at 100.00	A2	584,343

3,095	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	3,546,251

2,595	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014BX: 5.000%, 8/15/21	No Opt. Call	Aaa	3,143,375
2,710	5.000%, 8/15/22	No Opt. Call	Aaa	3,356,606

450	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006: 5.250%, 9/01/16	No Opt. Call	BB+	459,459
1,300	5.250%, 9/01/20	9/16 at 100.00	BB+	1,318,629

1,000	University of Idaho, General Revenue Bonds, Series 2007B, 4.500%, 4/01/41 (Mandatory put 4/01/18) – AGM Insured	No Opt. Call	AA	1,067,310
11,710	Total Idaho			13,475,973

	Illinois – 11.0%

1,840	Bolingbrook Park District, Illinois, General Obligation Bonds, Series 2007A, 4.500%, 1/01/17 – CIFG Insured Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:	No Opt. Call	Aa2	1,903,112
2,800	0.000%, 1/01/30	7/23 at 72.73	A1	1,505,056
2,550	0.000%, 1/01/31	7/23 at 68.94	A1	1,295,630
2,750	0.000%, 1/01/32	7/23 at 65.28	A1	1,321,155
4,000	0.000%, 1/01/33	7/23 at 61.69	A1	1,813,200

13,235	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Unlimited Tax Refunding Series 2006, 5.000%, 12/01/24	6/16 at 100.00	AAA	13,441,466

3,530	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011: 5.250%, 12/01/25	12/21 at 100.00	AA	4,037,190
3,235	5.250%, 12/01/26	12/21 at 100.00	AA	3,680,848

5,700	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2015A: 5.000%, 1/01/33 (Alternative Minimum Tax)	1/25 at 100.00	A	6,448,182
4,225	5.000%, 1/01/34 (Alternative Minimum Tax)	1/25 at 100.00	A	4,762,167

Nuveen Investments	163

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$5,055	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C: 5.000%, 1/01/22	No Opt. Call	BBB+	$5,310,884
6,570	5.000%, 1/01/23	No Opt. Call	BBB+	6,830,632
7,580	5.000%, 1/01/24	No Opt. Call	BBB+	7,860,612
3,705	5.000%, 1/01/25	No Opt. Call	BBB+	3,826,005
1,940	5.000%, 1/01/26	No Opt. Call	BBB+	1,994,960

1,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	AA	1,749,315

1,410	Cook County Community High School District 219, Niles Township, Illinois, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA+	1,511,421

3,465	Cook County High School District 205 Thornton Township, Illinois, General Obligation Bonds, Series 2008, 5.250%, 12/01/21 – AGC Insured	12/18 at 100.00	AA	3,844,175

1,000	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds, Series 2004, 5.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	1,031,650

1,175	Cook County School District 88, Bellwood, Illinois, General Obligation Bonds, Refunding Series 2004B, 5.000%, 12/01/17 – AGM Insured	4/16 at 100.00	A2	1,179,712

2,600	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C: 5.000%, 11/15/20	No Opt. Call	AA	2,908,100
2,770	5.000%, 11/15/21	No Opt. Call	AA	3,142,122
2,400	5.000%, 11/15/22	No Opt. Call	AA	2,752,320

1,550	Grundy and Will Counties Community Unit School District 1 Coal City, Illinois, General Obligation Bonds, Series 2008: 5.875%, 2/01/19	8/18 at 100.00	Aa3	1,729,614
2,100	5.875%, 2/01/22	8/18 at 100.00	Aa3	2,341,416
2,545	5.875%, 2/01/24	8/18 at 100.00	Aa3	2,835,563

6,780	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 12/01/31	1/26 at 100.00	AA–	8,162,035

1,715	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A: 5.000%, 12/01/21	No Opt. Call	AA–	2,061,018
3,335	5.000%, 12/01/22	No Opt. Call	AA–	4,067,666
4,110	5.000%, 1/01/33	1/23 at 100.00	AA–	4,689,181

11,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B: 5.000%, 1/01/36	1/24 at 100.00	AA–	12,599,180
6,000	5.000%, 1/01/37	1/24 at 100.00	AA–	6,849,480

11,470	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	14,092,501

10,550	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA–	12,348,881

1,515	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/18 – AGC Insured	No Opt. Call	Aa3	1,463,005

1,235	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/18 – AGM Insured (ETM)	No Opt. Call	Aa3 (4)	1,212,819

1,000	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A, 4.750%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	AA–	1,035,700

500	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A, 4.125%, 3/01/30 (Pre-refunded 3/01/16)	3/16 at 100.00	AA– (4)	501,720

164	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,555	Illinois Finance Authority, Gas Supply Revenue Refunding Bonds, Peoples Gas, Light and Coke Company, Senior Lien Series 2005A, 4.300%, 6/01/35 (Mandatory put 6/01/16) – AMBAC Insured	No Opt. Call	Aa3	$1,574,111

4,000	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series 2009, 5.750%, 4/01/24	10/19 at 100.00	Baa3	4,349,480

1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA	1,226,880

3,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42	No Opt. Call	AA	3,336,570

13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB	15,028,046

475	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A: 5.000%, 9/01/26	9/24 at 100.00	BBB	550,801
1,205	5.000%, 9/01/27	9/24 at 100.00	BBB	1,389,365
775	5.000%, 9/01/29	9/24 at 100.00	BBB	884,329
2,450	5.000%, 9/01/34	9/24 at 100.00	BBB	2,758,259
2,080	4.625%, 9/01/39	9/24 at 100.00	BBB	2,203,115
7,000	5.000%, 9/01/42	9/24 at 100.00	BBB	7,742,840

	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A:
1,200	6.000%, 2/01/25 – AMBAC Insured	2/18 at 100.00	A	1,309,116
1,280	6.000%, 2/01/26 – AMBAC Insured	2/18 at 100.00	A	1,394,534
500	6.000%, 2/01/28 – AMBAC Insured	2/18 at 100.00	A	544,395

1,000	Illinois Finance Authority, Revenue Bonds, Franciscan Communities Inc., Refunding Series 2007A, 5.500%, 5/15/27	5/17 at 100.00	BBB–	1,036,030

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.500%, 2/01/23	2/19 at 100.00	Baa3	1,063,780

	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,390	5.000%, 5/15/23	5/22 at 100.00	Baa1	1,575,746
1,120	5.000%, 5/15/25	5/22 at 100.00	N/R	1,250,234
1,175	5.000%, 5/15/26	5/22 at 100.00	N/R	1,303,792

15	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	A+	16,250

4,235	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29 (Pre-refunded 5/15/19)	5/19 at 100.00	A (4)	5,070,523

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,000	5.000%, 11/15/27	11/25 at 100.00	A	1,196,870
1,885	5.000%, 11/15/28	11/25 at 100.00	A	2,237,344
2,000	5.000%, 11/15/29	11/25 at 100.00	A	2,358,600

2,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/21 (Pre-refunded 5/15/17) – NPFG Insured	5/17 at 100.00	AA– (4)	2,112,920

9,570	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	7/16 at 100.00	Aa3	9,607,419

	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007:
500	5.250%, 4/01/22	4/17 at 100.00	Baa3	513,805
3,600	5.400%, 4/01/27	4/17 at 100.00	Baa3	3,684,672

2,030	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 6.750%, 11/01/24 (Pre-refunded 11/01/18)	11/18 at 100.00	Aaa	2,357,378

Nuveen Investments	165

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,505	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.375%, 11/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	$1,769,549

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
2,215	5.000%, 8/15/35	8/25 at 100.00	Baa1	2,500,801
5,000	5.000%, 8/15/44	8/25 at 100.00	Baa1	5,533,450

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	6,044,750

2,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2009A, 5.500%, 2/15/17	No Opt. Call	AA	2,097,560

600	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Capitol Appreciation Series 2010B, 0.000%, 5/15/50 (6), (7)	7/16 at 18.85	N/R	6

	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Refunding Series 2010A:
700	5.400%, 5/15/17 (6)	2/16 at 100.00	N/R	7
700	5.500%, 5/15/18 (7)	2/16 at 100.00	N/R	7

3,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	3,575,497

	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B:
2,900	5.000%, 12/15/17	12/16 at 100.00	AA+	3,017,044
2,530	5.000%, 6/15/18	12/16 at 100.00	AA+	2,627,962

9,955	Illinois State, General Obligation Bonds, April Series 2014, 5.000%, 4/01/23	No Opt. Call	A–	11,337,949

	Illinois State, General Obligation Bonds, February Series 2014:
4,000	5.000%, 2/01/23	No Opt. Call	A–	4,552,080
3,000	5.000%, 2/01/24	No Opt. Call	A–	3,405,870
4,630	5.000%, 2/01/25	2/24 at 100.00	A–	5,204,861
4,675	5.000%, 2/01/26	2/24 at 100.00	A–	5,217,300
6,000	5.000%, 2/01/27	2/24 at 100.00	A–	6,643,440

	Illinois State, General Obligation Bonds, Refunding Series 2010:
520	5.000%, 1/01/17	No Opt. Call	A–	538,845
1,785	5.000%, 1/01/18	No Opt. Call	A–	1,891,029
6,040	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	6,596,767
5,000	5.000%, 1/01/19	No Opt. Call	A–	5,426,600

	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,750	5.000%, 8/01/20	No Opt. Call	A–	8,669,460
6,385	5.000%, 8/01/21	No Opt. Call	A–	7,240,398
15,265	5.000%, 8/01/22	No Opt. Call	A–	17,428,508
2,730	5.000%, 8/01/23	No Opt. Call	A–	3,113,237
270	5.000%, 8/01/25	8/22 at 100.00	A–	297,132

	Illinois State, General Obligation Bonds, Series 2004A:
2,590	5.000%, 3/01/18	3/16 at 100.00	A–	2,598,418
815	5.000%, 3/01/22	3/16 at 100.00	A–	817,649

	Illinois State, General Obligation Bonds, Series 2006A:
1,075	5.000%, 6/01/17	No Opt. Call	A–	1,129,589
10,000	5.000%, 6/01/18	No Opt. Call	A–	10,706,000
350	5.000%, 6/01/22	No Opt. Call	A–	360,077
135	5.000%, 6/01/26	12/16 at 100.00	A–	138,634

166	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,455	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/27	7/16 at 100.00	A–	$1,459,321

1,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	A–	1,040,810

	Illinois State, General Obligation Bonds, Series 2012A:
7,790	4.000%, 1/01/20	No Opt. Call	A–	8,323,148
12,110	4.000%, 1/01/22	No Opt. Call	A–	13,103,989

	Illinois State, General Obligation Bonds, Series 2013:
4,200	5.500%, 7/01/25	7/23 at 100.00	A–	4,878,762
2,760	5.500%, 7/01/26	7/23 at 100.00	A–	3,186,227
1,000	5.500%, 7/01/27	7/23 at 100.00	A–	1,150,860

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
8,570	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+	12,003,656
1,200	9.000%, 1/01/23 – AGM Insured	No Opt. Call	AA+	1,738,524
5,150	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+	7,972,818

3,270	Kendall County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007, 5.250%, 1/01/24 – FGIC Insured	1/18 at 100.00	AA–	3,513,092

2,100	Madison and Jersey Counties Community Unit School District 11, Alton, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	1,952,580

	McCook, Illinois, General Obligation Bonds, Series 2008:
500	5.000%, 12/01/26	12/18 at 100.00	BBB	533,325
1,000	5.100%, 12/01/28	12/18 at 100.00	BBB	1,069,370

1,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2002B, 5.200%, 6/15/17 – NPFG Insured	No Opt. Call	AA–	1,050,940

2,270	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011., 0.000%, 12/01/24	No Opt. Call	A	1,682,592

1,494	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	No Opt. Call	AA	1,696,078

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	337,713
275	5.000%, 10/01/24	10/22 at 100.00	Baa1	310,995

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
7,610	5.250%, 6/01/21	No Opt. Call	A	8,983,072
11,150	5.500%, 6/01/23	6/21 at 100.00	A	13,207,175

	Saint Clair County, Illinois, General Obligation Bonds, Alternative Revenue Source Refunding Series 2009:
360	4.500%, 10/01/20	10/19 at 100.00	AA	401,000
370	5.000%, 10/01/22	10/19 at 100.00	AA	412,110

	Saint Clair County, Illinois, General Obligation Bonds, Alternative Revenue Source Refunding Series 2009:
640	4.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	722,906
730	5.000%, 10/01/22 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	837,719

1,680	School District 122, Winnebago County, Illinois, Capital Appreciation Bonds, Series 1998, 0.000%, 1/01/17 – AGM Insured	No Opt. Call	A2	1,662,713

1,320	School District 122, Winnebago County, Illinois, Capital Appreciation Bonds, Series 1998, 0.000%, 1/01/17 – AGM Insured (ETM)	No Opt. Call	A2 (4)	1,313,387

Nuveen Investments	167

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
$2,520	7.125%, 11/01/43	11/23 at 100.00	AA	$3,396,078
2,400	7.625%, 11/01/48	11/23 at 100.00	AA	3,321,024

9,155	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B, 4.000%, 10/15/40	10/25 at 100.00	A	9,191,162

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	1,069,830

2,000	Southwestern Illinois Development Authority, Revenue Bonds, Anderson Hospital, Series 2006, 5.125%, 8/15/26	2/17 at 100.00	BBB+	2,026,960

1,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2, Madison County, Illinois, Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16) – NPFG Insured	10/16 at 100.00	AA– (4)	1,031,150

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
7,770	5.000%, 3/01/33	3/25 at 100.00	A	9,045,057
4,855	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	5,639,083

	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+	3,614,920
2,830	4.000%, 11/01/22	No Opt. Call	A+	3,212,673

	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois, General Obligation Bonds, Series 2016C:
9,760	5.000%, 1/01/22 (WI/DD, Settling 2/03/16)	No Opt. Call	Aa3	11,630,504
3,355	5.000%, 1/01/23 (WI/DD, Settling 2/03/16)	No Opt. Call	Aa3	4,052,102
3,295	5.000%, 1/01/24 (WI/DD, Settling 2/03/16)	No Opt. Call	Aa3	4,012,223
4,215	5.000%, 1/01/25 (WI/DD, Settling 2/03/16)	No Opt. Call	Aa3	5,165,230

5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	A1	3,196,841

3,870	Will County School District 86, Joliet, Illinois, General Obligation Bonds, Series 2002, 0.000%, 11/01/17 – AGM Insured	No Opt. Call	AA	3,775,108

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
535	6.250%, 6/01/24	6/18 at 100.00	AA	597,975
1,005	5.750%, 6/01/25	6/18 at 100.00	AA	1,109,761
335	5.750%, 6/01/26	6/18 at 100.00	AA	369,592

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
325	5.750%, 6/01/25 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	362,346
85	5.750%, 6/01/26 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	94,767

7,755	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22	10/19 at 103.00	BBB	8,757,411

	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	AA–	3,063,367
3,340	0.000%, 2/01/26	No Opt. Call	AA–	2,383,658
508,449	Total Illinois			554,961,077

168	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana – 3.7%

$710	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/17	4/17 at 100.00	BB+	$722,993

1,000	Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds, Refunding Series 2007, 4.500%, 7/15/20 – AMBAC Insured	7/17 at 100.00	AA+	1,052,770

540	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014A, 4.000%, 1/01/18	No Opt. Call	AA	572,681

	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014B:
545	5.000%, 7/01/17	No Opt. Call	AA	578,665
500	4.000%, 1/01/18	No Opt. Call	AA	530,260
1,000	4.000%, 1/01/19	No Opt. Call	AA	1,087,090
435	5.000%, 1/01/20	No Opt. Call	AA	499,767
1,000	5.000%, 7/01/20	No Opt. Call	AA	1,164,820
500	5.000%, 1/01/21	No Opt. Call	AA	589,235

	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding 2016A:
6,940	5.000%, 12/01/22 (WI/DD, Settling 2/18/16)	No Opt. Call	AA	8,468,951
5,350	5.000%, 12/01/23 (WI/DD, Settling 2/18/16)	No Opt. Call	AA	6,597,139
1,895	5.000%, 12/01/24 (WI/DD, Settling 2/18/16)	No Opt. Call	AA	2,353,931

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26	10/23 at 100.00	BBB+	1,149,978
500	5.000%, 10/01/29	10/23 at 100.00	BBB+	560,955

4,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.250%, 2/01/37	8/25 at 100.00	AA+	4,735,920

11,020	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB+	11,430,164

	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014:
1,300	5.250%, 9/01/27 (Alternative Minimum Tax)	9/24 at 100.00	BBB	1,523,639
6,275	5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	BBB	7,098,280

5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	6,340,867

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
885	5.000%, 10/01/21	No Opt. Call	AA	1,060,655
675	5.000%, 10/01/22	No Opt. Call	AA	821,819
620	5.000%, 10/01/23	No Opt. Call	AA	763,561
600	5.000%, 10/01/24	No Opt. Call	AA	746,418
1,215	5.000%, 10/01/25	10/24 at 100.00	AA	1,498,958
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	2,088,731

8,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22	7/22 at 100.00	A	8,526,960

	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2001A-1:
7,000	5.000%, 11/15/34 (WI/DD, Settling 2/03/16)	11/25 at 100.00	Aa2	8,289,890
9,710	5.000%, 11/15/35 (WI/DD, Settling 2/03/16)	11/25 at 100.00	Aa2	11,453,819

	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,750	5.250%, 1/01/33	7/23 at 100.00	A+	3,238,978
2,500	5.250%, 1/01/34	7/23 at 100.00	A+	2,937,150

Nuveen Investments	169

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA–	$3,363,332

5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	6,111,900

	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,900	5.250%, 8/15/28	8/23 at 100.00	AA–	9,431,889
10,000	5.250%, 8/15/29	8/23 at 100.00	AA–	11,883,100

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
500	5.000%, 10/01/27	10/24 at 100.00	A	600,460
720	5.000%, 10/01/28	10/24 at 100.00	A	857,830
1,000	5.000%, 10/01/29	10/24 at 100.00	A	1,186,080
1,360	5.000%, 10/01/31	10/24 at 100.00	A	1,594,627
1,215	5.000%, 10/01/33	10/24 at 100.00	A	1,414,418

2,985	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured	No Opt. Call	AA–	3,356,274

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,675	5.000%, 4/01/21	No Opt. Call	Baa2	1,902,180
940	5.000%, 4/01/22	No Opt. Call	Baa2	1,079,421
2,015	5.000%, 4/01/24	4/22 at 100.00	Baa2	2,245,859

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	4.000%, 2/01/17	No Opt. Call	N/R	507,450
500	4.000%, 8/01/17	No Opt. Call	N/R	510,180
500	4.250%, 2/01/18	No Opt. Call	N/R	514,255
500	4.250%, 8/01/18	No Opt. Call	N/R	517,115
500	4.500%, 2/01/19	No Opt. Call	N/R	522,035
500	4.500%, 8/01/19	No Opt. Call	N/R	524,750
500	4.750%, 2/01/20	No Opt. Call	N/R	531,270
500	4.750%, 8/01/20	No Opt. Call	N/R	533,790
250	4.750%, 2/01/21	No Opt. Call	N/R	266,518
500	4.750%, 8/01/21	No Opt. Call	N/R	534,925
500	5.000%, 2/01/22	No Opt. Call	N/R	542,530
500	5.000%, 8/01/22	2/22 at 100.00	N/R	540,710
500	5.000%, 8/01/23	2/22 at 100.00	N/R	536,110
500	5.000%, 2/01/24	2/22 at 100.00	N/R	532,470

1,300	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2007, 4.000%, 7/15/18 – NPFG Insured	7/17 at 100.00	AA+	1,363,050

1,105	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	5/16 at 100.00	N/R (4)	1,301,546

5,210	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17 (5)	2/16 at 100.00	N/R	254,561

450	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A, 5.750%, 5/15/16 (ETM)	No Opt. Call	N/R (4)	456,993

170	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
$1,000	5.000%, 2/01/25	8/24 at 100.00	A	$1,209,490
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,196,820
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,151,091
1,750	5.000%, 2/01/29	8/24 at 100.00	A	2,056,478
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,142,368

17,905	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)	No Opt. Call	A2	21,168,723
164,690	Total Indiana			184,927,642

	Iowa – 1.3%

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
1,000	5.250%, 6/15/25	6/20 at 100.00	A2	1,128,530
2,000	5.250%, 6/15/26	6/20 at 100.00	A2	2,250,420
3,135	5.250%, 6/15/27	6/20 at 100.00	A2	3,515,526
2,000	5.375%, 6/15/28	6/20 at 100.00	A2	2,261,840
2,035	5.500%, 6/15/29	6/20 at 100.00	A2	2,306,021
1,000	5.500%, 6/15/30	No Opt. Call	A2	1,129,620

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,830	5.000%, 1/01/23 – AGM Insured	1/21 at 100.00	AA	2,085,194
1,890	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA	2,174,596
1,520	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA	1,736,554
1,000	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA	1,137,940

10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	Aa3	11,351,100

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
2,000	5.250%, 7/01/16	No Opt. Call	BB+	2,029,700
820	5.000%, 7/01/19	7/16 at 100.00	BB+	828,758

	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013:
8,655	5.000%, 7/01/27	7/23 at 100.00	A1	10,228,133
6,820	5.000%, 7/01/28	7/23 at 100.00	A1	8,023,935

8,640	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	9,055,411

1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25	9/20 at 100.00	BB	1,318,425

2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22	6/20 at 100.00	AA	2,262,360
57,595	Total Iowa			64,824,063

	Kansas – 1.1%

14,655	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A	15,664,436

10,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A	10,688,800

Nuveen Investments	171

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$1,510	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding Series 1996, 4.875%, 10/01/19	No Opt. Call	Aaa	$1,639,603

1,405	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 4.500%, 11/15/17	4/16 at 100.00	A2	1,410,072

2,200	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/23	11/19 at 100.00	Aa2	2,528,130

3,175	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009D, 5.000%, 11/15/29	11/17 at 100.00	Aa2	3,380,740

1,850	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2007K, 4.500%, 11/01/19 – NPFG Insured	11/17 at 100.00	AA–	1,971,878

1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008, 5.125%, 9/01/21	9/17 at 100.00	A+	1,063,810

50	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-2, 6.700%, 6/01/29	No Opt. Call	Aaa	50,578

10,060	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	12,218,675

	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
1,900	5.000%, 9/01/21	No Opt. Call	A+	2,277,340
660	5.000%, 9/01/22	No Opt. Call	A+	801,161
1,505	5.000%, 9/01/23	No Opt. Call	A+	1,848,742

2,890	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	2,170,188
52,860	Total Kansas			57,714,153

	Kentucky – 1.6%

1,795	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2015A, 4.500%, 6/01/46	6/25 at 100.00	BBB+	1,852,261

2,450	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.625%, 8/15/27	8/19 at 100.00	A+	2,691,913

8,175	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	8,834,804

5,870	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	6,170,720

20,700	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	Aa3	22,834,170

460	Laurel County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2006, 4.500%, 8/01/24 (Pre-refunded 8/01/16) – AMBAC Insured	8/16 at 100.00	Aa3 (4)	469,743

7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	Aa3	8,100,260

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,320	5.000%, 7/01/26 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,562,075
3,280	5.000%, 7/01/28 (Alternative Minimum Tax)	7/24 at 100.00	A+	3,830,089

1,135	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/28	5/18 at 100.00	Baa3	1,223,110

172	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$4,420	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A	$4,460,885

10,200	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A1	10,280,886

2,055	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	No Opt. Call	A1	2,117,698

	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011:
1,255	6.000%, 3/01/22	No Opt. Call	A3	1,483,962
1,320	6.250%, 3/01/23	No Opt. Call	A3	1,564,160
1,285	6.250%, 3/01/24	3/21 at 100.00	A3	1,510,659

1,435	University of Kentucky, General Receipts Bonds, Series 2014B, 5.000%, 4/01/17	No Opt. Call	AA	1,511,414
74,155	Total Kentucky			80,498,809

	Louisiana – 2.0%

5,035	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	BBB	5,053,076

	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
970	5.000%, 2/01/23	No Opt. Call	AA	1,187,668
515	5.000%, 2/01/24	No Opt. Call	AA	637,781
800	5.000%, 2/01/25	No Opt. Call	AA	999,240

475	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured	6/22 at 100.00	AA	565,583

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B:
1,330	5.000%, 6/01/17 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A1 (4)	1,351,280
40	5.000%, 6/01/21 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A1 (4)	40,640
865	5.000%, 6/01/22 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A1 (4)	878,840

245	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006-C1, 5.875%, 6/01/23	6/18 at 100.00	AA	272,146

5	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006C-3, 6.125%, 6/01/25 – AGC Insured	6/18 at 100.00	AA	5,589

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,275	5.000%, 2/01/28	2/24 at 100.00	AA–	2,700,744
2,850	5.000%, 2/01/29	2/24 at 100.00	AA–	3,365,537
2,000	5.000%, 2/01/30	2/24 at 100.00	AA–	2,344,760

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
2,000	6.750%, 12/15/37 (5)	12/17 at 100.00	N/R	1,286,260
320	6.000%, 12/15/37 (5)	4/16 at 100.00	N/R	175,750

30	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14	No Opt. Call	N/R	16,477

Nuveen Investments	173

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
$1,465	5.000%, 5/15/16	No Opt. Call	Baa1	$1,482,844
3,735	5.000%, 5/15/20	5/17 at 100.00	Baa1	3,939,827

550	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.000%, 5/15/16 (ETM)	No Opt. Call	N/R (4)	557,750

1,420	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.000%, 5/15/20 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	1,501,451

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,050	5.000%, 7/01/22	No Opt. Call	A	1,270,637
2,750	5.000%, 7/01/29	7/23 at 100.00	A	3,204,960
5,000	5.000%, 7/01/31	7/23 at 100.00	A	5,783,250
3,835	5.000%, 7/01/32	7/23 at 100.00	A	4,394,028

	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29	9/23 at 100.00	AA–	1,349,734
5,070	5.000%, 9/01/31	9/23 at 100.00	AA–	5,827,712
4,000	5.000%, 9/01/32	9/23 at 100.00	AA–	4,574,280

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
4,140	5.000%, 12/01/19	No Opt. Call	A+	4,711,113
3,940	5.000%, 12/01/20	No Opt. Call	A+	4,585,372
5,400	5.000%, 12/01/21	No Opt. Call	A+	6,392,952

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/22	No Opt. Call	A+	1,202,930
870	5.000%, 12/01/23	No Opt. Call	A+	1,059,286
1,010	5.000%, 12/01/24	No Opt. Call	A+	1,238,795
470	5.000%, 12/01/25	No Opt. Call	A+	581,033
255	5.000%, 12/01/26	12/25 at 100.00	A+	312,701
730	5.000%, 12/01/27	12/25 at 100.00	A+	888,695

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
1,100	5.000%, 6/01/20	No Opt. Call	A	1,267,827
100	5.000%, 6/01/24	No Opt. Call	A	121,734
500	5.000%, 6/01/25	6/24 at 100.00	A	601,585
500	5.000%, 6/01/26	6/24 at 100.00	A	594,245
500	5.000%, 6/01/27	6/24 at 100.00	A	589,055
330	5.000%, 6/01/28	6/24 at 100.00	A	386,390
570	5.000%, 6/01/29	6/24 at 100.00	A	664,204

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
385	5.000%, 6/01/30	6/25 at 100.00	A	454,023
775	5.000%, 6/01/32	6/25 at 100.00	A	905,216
1,000	5.000%, 6/01/33	6/25 at 100.00	A	1,163,580
650	5.000%, 6/01/35	6/25 at 100.00	A	751,160

500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	A3	560,570

6,580	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	7,115,349

9,930	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	BBB+	11,257,641
91,030	Total Louisiana			102,173,300

174	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maine – 0.1%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
$1,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	$1,142,240
3,850	6.750%, 7/01/41	7/21 at 100.00	BBB–	4,391,541

630	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 – FGIC Insured	1/18 at 100.00	AA	668,506

110	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 (Pre-refunded 1/01/18) – NPFG Insured	1/18 at 100.00	A1 (4)	117,181

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
500	4.000%, 7/01/18	No Opt. Call	BBB+	529,375
225	4.000%, 7/01/20	No Opt. Call	BBB+	244,847
290	5.000%, 7/01/22	No Opt. Call	BBB+	337,160
6,605	Total Maine			7,430,850

	Maryland – 0.4%

	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
500	5.000%, 7/01/21	No Opt. Call	AA	599,740
1,000	5.000%, 7/01/26	1/24 at 100.00	AA	1,225,770
1,715	5.000%, 7/01/27	1/24 at 100.00	AA	2,087,395

30	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	No Opt. Call	Aa2	30,106

250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	274,423

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.250%, 7/01/24	7/19 at 100.00	A2	2,242,500

7,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25	7/24 at 100.00	BBB	9,563,167

2,475	Maryland State, General Obligation Bonds, State & Local Facilities Loan, First Series 2011A, 5.000%, 3/15/19	No Opt. Call	AAA	2,796,255
15,795	Total Maryland			18,819,356

	Massachusetts – 1.5%

3,050	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien Series 2014A, 3.625%, 11/01/44	No Opt. Call	AA+	3,115,179

2,375	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – FGIC Insured	No Opt. Call	AA+	2,730,751

10,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2004B, 5.250%, 7/01/20	No Opt. Call	AA+	11,862,500

	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
835	5.000%, 7/01/26	7/24 at 100.00	BBB–	910,718
680	5.000%, 7/01/27	7/24 at 100.00	BBB–	739,350
925	5.000%, 7/01/28	7/24 at 100.00	BBB–	1,001,562
960	5.000%, 7/01/29	7/24 at 100.00	BBB–	1,036,954

2,500	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Advent care Project, Series 2007A, 6.650%, 10/15/28	10/17 at 100.00	N/R	2,593,325

Nuveen Investments	175

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
$710	5.000%, 10/01/17	No Opt. Call	N/R	$739,579
515	5.000%, 10/01/18	10/17 at 100.00	N/R	534,910
450	5.250%, 10/01/37	4/16 at 101.00	N/R	454,766

	Massachusetts Development Finance Agency, Revenue Bonds, Roxbury Latin School, Series 2014A:
305	3.250%, 7/01/33	7/25 at 100.00	AA–	315,913
1,565	3.500%, 7/01/44	7/25 at 100.00	AA–	1,562,058

	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
915	4.500%, 7/01/21	7/20 at 100.00	Baa2	999,976
1,765	4.500%, 7/01/22	7/20 at 100.00	Baa2	1,918,467
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2	1,877,563

745	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 4.800%, 1/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	767,499

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010:
500	5.125%, 10/15/22	10/19 at 100.00	Baa1	555,135
2,595	5.500%, 10/15/26	10/19 at 100.00	Baa1	2,881,540

3,020	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 6.000%, 7/01/24	7/19 at 100.00	BBB	3,466,326

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
140	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	7/16 at 100.00	N/R	140,368
50	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	7/16 at 100.00	N/R	50,132
1,465	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/16 at 100.00	N/R	1,469,600

27,360	Massachusetts State, General Obligation Bonds, Series 2004C, 5.500%, 12/01/16 – AGM Insured	No Opt. Call	AA+	28,543,320

5,000	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2013A, 4.000%, 8/01/17	No Opt. Call	AA+	5,263,300

915	Springfield, Massachusetts, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/20 – AGM Insured	2/17 at 100.00	AA	950,026

530	Springfield, Massachusetts, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/20 (Pre-refunded 2/01/17) – AGM Insured	2/17 at 100.00	AA (4)	551,666
71,575	Total Massachusetts			77,032,483

	Michigan – 2.7%

790	Algonac Community Schools, Saint Clair County, Michigan, General Obligation Bonds, School Building & Site Series 2008-I, 4.000%, 5/01/19 – AGM Insured	5/18 at 100.00	Aa1	841,864

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB	2,133,872
2,650	0.000%, 7/01/23	No Opt. Call	BB	1,747,410
2,880	0.000%, 7/01/24	No Opt. Call	BB	1,783,152

1,206	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured	4/16 at 100.00	N/R	1,208,107

176	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,020	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 3.625%, 12/01/32	12/24 at 100.00	A+	$1,062,116

2,675	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/20 – AGM Insured	5/18 at 100.00	AA	2,921,903

5,215	Lakewood Public Schools, Ionia County, Michigan, General Obligation Bonds, Tender Option Bond Floater 2624Z, 0.010%, 5/01/37 – AGM Insured	No Opt. Call	Aa1	5,215,000

6,574	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-6A, 5.250%, 4/01/17 – AMBAC Insured	4/16 at 100.00	A–	6,586,131

4,850	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	BBB+	5,533,996

3,540	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/23	11/19 at 100.00	AA+	4,024,060

10,115	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+	10,201,079

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
2,000	5.000%, 7/15/18 (Pre-refunded 7/15/17)	7/17 at 100.00	A1 (4)	2,129,280
3,530	5.000%, 7/15/19 (Pre-refunded 7/15/17)	7/17 at 100.00	A1 (4)	3,758,179

1,850	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	6/17 at 100.00	N/R	1,907,609

5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,809,950

5,425	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	6,303,796

1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+	1,807,984

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,260	5.500%, 6/01/17 (Pre-refunded 6/01/16)	6/16 at 100.00	AA– (4)	1,282,466
1,330	5.500%, 6/01/18 (Pre-refunded 6/01/16)	6/16 at 100.00	AA– (4)	1,353,714

4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa1	5,722,420

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,000	5.000%, 9/01/26	3/24 at 100.00	A1	1,178,160
2,000	5.000%, 9/01/27	3/24 at 100.00	A1	2,335,620
2,555	5.000%, 9/01/28	3/24 at 100.00	A1	2,971,005
3,770	5.000%, 9/01/29	3/24 at 100.00	A1	4,364,077
5,000	5.000%, 9/01/30	3/24 at 100.00	A1	5,757,950
2,270	5.000%, 9/01/31	3/24 at 100.00	A1	2,601,761

	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
4,885	5.000%, 5/01/20	No Opt. Call	Aa1	5,646,962
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa1	5,639,047
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa1	4,447,665

Nuveen Investments	177

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$8,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	$8,296,000

	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F:
3,750	5.000%, 12/01/32 (Alternative Minimum Tax)	12/25 at 100.00	A	4,224,600
5,295	5.000%, 12/01/33 (Alternative Minimum Tax)	12/25 at 100.00	A	5,951,051
5,000	5.000%, 12/01/34 (Alternative Minimum Tax)	12/25 at 100.00	A	5,606,250

1,300	Western Michigan University, General Revenue Bonds, Refunding Series 2008, 5.000%, 11/15/23 (Pre-refunded 5/15/18) – AGM Insured	5/18 at 100.00	AA (4)	1,426,243
124,825	Total Michigan			133,780,479

	Minnesota – 0.6%

815	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006, 5.375%, 2/01/17	2/16 at 100.00	N/R	817,168

1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AA+	1,947,964

500	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/29	11/24 at 100.00	A3	594,050

2,155	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	2,481,138

2,650	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 5.000%, 8/01/18 (ETM)	No Opt. Call	BBB+ (4)	2,925,176

1,240	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.250%, 8/01/20 (Pre-refunded 8/01/18)	8/18 at 100.00	BBB+ (4)	1,345,747

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2014A:
2,500	5.000%, 1/01/25	1/24 at 100.00	A+	3,063,350
3,000	5.000%, 1/01/32	1/24 at 100.00	A+	3,491,430

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,255	5.500%, 5/01/20	5/17 at 100.00	N/R	1,293,943
815	5.500%, 5/01/21	5/17 at 100.00	N/R	839,776

425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A–	466,136

2,980	Owatonna Independent School District 761, Steele County, Minnesota, General Obligation Bonds, Series 2016A, 3.000%, 2/01/36 (WI/DD, Settling 2/23/16)	2/25 at 100.00	Aa2	2,920,221

650	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A–	742,645

	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B:
2,000	5.000%, 5/01/23	No Opt. Call	A1	2,446,420
1,500	5.000%, 5/01/24	No Opt. Call	A1	1,845,780

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21 (Pre-refunded 11/15/16)	11/16 at 100.00	Aaa	1,038,820

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA–	1,121,300

178	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R	$479,864
26,670	Total Minnesota			29,860,928

	Mississippi – 0.6%

6,255	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/16 at 100.00	BBB	6,316,925

10,000	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 1.625%, 12/01/40 (Mandatory put 1/12/18)	No Opt. Call	A–	10,082,400

1,440	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding and Improvement Bonds, Mississippi Baptist Health System Inc., Series 2007A, 5.000%, 8/15/16	No Opt. Call	BBB+	1,470,773

8,860	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28	12/23 at 100.00	AA+	10,711,386
26,555	Total Mississippi			28,581,484

	Missouri – 1.6%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	6/17 at 100.00	B	1,247,951
3,030	5.000%, 6/01/20	6/17 at 100.00	B	3,037,424

	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
1,100	3.000%, 12/30/24	12/23 at 100.00	A+	1,191,113
2,000	4.125%, 12/30/33	12/23 at 100.00	A+	2,169,940

1,000	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009, 5.600%, 9/01/21	9/19 at 100.00	BBB–	1,073,290

1,515	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006, 4.450%, 3/01/16 (ETM)	No Opt. Call	N/R (4)	1,520,757

1,500	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Refunding & Improvement Series 2016A, 3.000%, 1/01/35 (WI/DD, Settling 2/10/16)	1/25 at 100.00	AA	1,479,915

505	Kansas City, Missouri, Special Obligation Bonds, East Village Project, Series 2008B, 5.000%, 4/15/22 – AGC Insured	4/18 at 100.00	AA	549,278

2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2008B, 5.125%, 3/01/22 (Pre-refunded 3/01/18)	3/18 at 100.00	A– (4)	2,182,260

1,130	Missouri Development Finance Board, Research Facility Revenue Bonds, Midwest Research Institute Project, Series 2007, 5.000%, 11/01/16 (ETM)	No Opt. Call	N/R (4)	1,169,674

1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB+	1,570,002

220	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	224,697

1,250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A, 4.000%, 6/01/33	6/24 at 100.00	AA–	1,314,688

1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 4.250%, 10/01/32	10/23 at 100.00	A–	1,509,234

Nuveen Investments	179

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$430	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 4.400%, 2/01/19	No Opt. Call	BBB+	$465,191

930	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2005B, 4.375%, 2/01/16	No Opt. Call	BBB+	930,186

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
1,320	5.000%, 1/01/25	1/24 at 100.00	A2	1,604,460
2,525	5.000%, 1/01/26	1/24 at 100.00	A2	3,046,589
1,000	5.000%, 1/01/32	1/24 at 100.00	A2	1,163,030

4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	5,025,650

4,330	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Series 2007A, 5.000%, 1/01/18 (Pre-refunded 1/01/17) – AMBAC Insured	1/17 at 100.00	A2 (4)	4,513,376

370	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 4.800%, 5/01/16	No Opt. Call	N/R	370,130

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
11,500	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	12,289,935
17,305	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	19,798,651

1,200	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/25 – AGM Insured	No Opt. Call	AA	1,267,056

7,370	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/18	No Opt. Call	BBB+	7,934,321

500	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	4/16 at 100.00	N/R	500,390
72,215	Total Missouri			79,149,188

	Montana – 0.1%

	Montana Facilities Finance Authority, Revenue Bonds, Saint John’s Lutheran Ministries Project, Series 2006A:
490	5.750%, 5/15/16	No Opt. Call	N/R	496,919
1,675	6.000%, 5/15/25	5/16 at 100.00	N/R	1,699,874

2,500	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Camposite Deal Series 2010B, 5.000%, 1/01/24	1/20 at 100.00	AA–	2,842,300
4,665	Total Montana			5,039,093

	Nebraska – 0.7%

1,130	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA	1,240,808

9,350	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	BBB+	10,270,414

645	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2008, 5.750%, 11/01/28 (Pre-refunded 11/01/18)	11/18 at 100.00	A– (4)	731,166

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
665	4.000%, 6/15/23	6/22 at 100.00	AA–	756,916
1,830	4.000%, 6/15/24	6/22 at 100.00	AA–	2,060,415
1,265	4.000%, 6/15/25	6/22 at 100.00	AA–	1,410,437

180	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015:
$890	5.000%, 12/15/21	No Opt. Call	AA–	$1,076,046
370	5.000%, 12/15/22	No Opt. Call	AA–	454,179

	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010:
735	4.750%, 1/01/19	No Opt. Call	AA	811,043
1,000	5.125%, 1/01/23	1/20 at 100.00	AA	1,135,110

2,000	Lancaster County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, BryanLGH Medical Center Project, Refunding Series 2006, 4.000%, 6/01/18	6/16 at 100.00	AA–	2,018,460

5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	No Opt. Call	A–	6,611,458

	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,465	5.000%, 1/01/23	1/22 at 100.00	A+	1,772,064
1,500	5.000%, 1/01/24	1/22 at 100.00	A+	1,809,645
950	5.000%, 1/01/25	1/22 at 100.00	A+	1,141,321

600	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22	No Opt. Call	Aa2	742,998
30,305	Total Nebraska			34,042,480

	Nevada – 2.7%

3,130	Clark County School District, Nevada, General Obligation Bonds, Series 2008A, 5.000%, 6/15/24	6/18 at 100.00	AA–	3,438,649

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	2,374,520
1,000	5.000%, 7/01/23 (Alternative Minimum Tax)	1/23 at 100.00	A+	1,196,260
1,905	5.000%, 7/01/24 (Alternative Minimum Tax)	1/23 at 100.00	A+	2,248,433

21,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	24,404,310

25,495	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series 2008, 5.000%, 6/01/38	No Opt. Call	Aa1	27,625,362

10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015B, 5.000%, 12/01/26	6/25 at 100.00	AA+	12,531,600

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	AA+	1,849,724
1,000	5.000%, 6/01/24	6/21 at 100.00	AA+	1,190,520
12,450	5.000%, 6/01/25	6/21 at 100.00	AA+	14,769,560

5,685	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Improvement Series 2006A, 5.000%, 6/01/25 – AGM Insured	6/16 at 100.00	AA+	5,775,505

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,035	5.000%, 6/01/24	6/22 at 100.00	AA+	2,478,793
1,500	5.000%, 6/01/25	6/22 at 100.00	AA+	1,819,005
2,000	5.000%, 6/01/26	6/22 at 100.00	AA+	2,417,260

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
95	4.000%, 6/01/19	No Opt. Call	N/R	98,153
50	4.000%, 6/01/20	No Opt. Call	N/R	51,718
400	5.000%, 6/01/22	No Opt. Call	N/R	433,852

4,660	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	5,730,915

Nuveen Investments	181

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$11,130	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	$13,563,908

	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
2,265	5.000%, 7/01/22	7/21 at 100.00	AA	2,695,214
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	5,523,841

1,510	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Series 2013, 5.000%, 2/01/43	2/19 at 100.00	A+	1,658,886
115,570	Total Nevada			133,875,988

	New Hampshire – 0.2%

895	Business Finance Authority of the State of New Hampshire, Water Facility Revenue Bonds, Pennichuck Water Works, Inc. Project, Series 2015A, 4.250%, 1/01/36 (Alternative Minimum Tax)	1/26 at 100.00	A	927,444

140	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006, 5.000%, 7/01/16	No Opt. Call	A–	142,409

305	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006, 5.000%, 7/01/16 (ETM)	No Opt. Call	N/R (4)	311,091

5,660	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2009, 5.250%, 6/01/39	6/19 at 100.00	AA+	6,424,949

1,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/21	6/16 at 100.00	BBB	1,007,340

1,300	New Hampshire Municipal Bond Bank, Non-State Guaranteed Bonds, Refunding Series 2007A, 4.500%, 2/15/20 – NPFG Insured	8/17 at 100.00	AA+	1,372,826
9,300	Total New Hampshire			10,186,059

	New Jersey – 4.4%

8,535	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	9,716,329

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
2,135	5.500%, 6/15/16 (ETM)	No Opt. Call	Aaa	2,177,572
4,320	5.500%, 6/15/16 – AGC Insured (ETM)	No Opt. Call	Aaa	4,406,141

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,100	5.000%, 6/15/17	No Opt. Call	BBB+	1,144,341
5,155	5.000%, 6/15/19	No Opt. Call	BBB+	5,587,865
5,905	5.000%, 6/15/20	No Opt. Call	BBB+	6,505,598
13,995	5.000%, 6/15/21	No Opt. Call	BBB+	15,436,205
2,330	5.000%, 6/15/22	No Opt. Call	BBB+	2,592,754
1,000	5.000%, 6/15/22	No Opt. Call	AA	1,166,400
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,933,182
2,965	5.000%, 6/15/24	6/22 at 100.00	BBB+	3,252,961
7,580	5.000%, 6/15/25	6/22 at 100.00	BBB+	8,274,025
4,950	5.000%, 6/15/26	6/22 at 100.00	BBB+	5,372,037
900	4.250%, 6/15/27	6/22 at 100.00	BBB+	929,844
4,625	5.000%, 6/15/28	No Opt. Call	BBB+	4,982,420

	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (Alternative Minimum Tax)	1/24 at 100.00	BBB	1,513,809
1,715	5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	1,932,548

182	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$25,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	A–	$27,748,500

1,340	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	AA–	668,807

10,050	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A–	11,290,572

3,670	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	A–	4,036,450

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA:
20,200	5.000%, 6/15/21	No Opt. Call	A–	22,450,078
14,000	5.000%, 6/15/22	No Opt. Call	A–	15,653,960

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,810	5.250%, 6/15/33	6/25 at 100.00	A–	1,995,815
1,850	5.250%, 6/15/34	6/25 at 100.00	A–	2,033,816

5,615	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	6,262,353

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q:
4,505	3.000%, 1/01/20	No Opt. Call	A3	4,565,007
2,950	3.000%, 1/01/21	No Opt. Call	A3	2,970,149

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
9,600	4.500%, 6/01/23	6/17 at 100.00	BB	9,737,568
11,380	4.625%, 6/01/26	6/17 at 100.00	B+	11,410,271
20,570	5.000%, 6/01/29	6/17 at 100.00	B	19,530,804
208,280	Total New Jersey			223,278,181

	New Mexico – 0.3%

14,850	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa3	16,723,179

	New York – 4.9%

4,055	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30	1/20 at 100.00	BBB–	4,658,871

	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
300	5.000%, 1/01/24	No Opt. Call	A+	370,581
500	5.000%, 1/01/25	No Opt. Call	A+	621,545

5,125	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2	5,685,111

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA	8,393,730

6,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/21	No Opt. Call	AAA	7,936,215

	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State University Educational Facilities Issue, Series 2012A:
10,000	5.000%, 5/15/24	5/22 at 100.00	AA	12,135,100
9,230	5.000%, 5/15/25	5/22 at 100.00	AA	11,200,697

Nuveen Investments	183

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$920	Haverstraw Stony Point Central School District, Rockland County, New York, General Obligation Bonds, Refunding Series 2015, 3.000%, 10/15/33 – AGM Insured	10/23 at 100.00	AA	$927,627

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
160	0.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	157,821
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	98,690
540	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	470,005

1,800	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A, 5.000%, 12/01/19 (Pre-refunded 6/01/16) – NPFG Insured	6/16 at 100.00	AA– (4)	1,828,458

355	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 (Pre-refunded 6/01/16)	6/16 at 100.00	A– (4)	360,613

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C:
35	5.000%, 9/01/35 (Pre-refunded 9/01/16) – AGC Insured	9/16 at 100.00	AA (4)	35,933
460	5.000%, 9/01/35 (Pre-refunded 9/01/16)	9/16 at 100.00	A– (4)	472,264

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
1,385	5.000%, 12/01/17	12/16 at 100.00	A–	1,438,780
1,645	5.000%, 12/01/18 – FGIC Insured	12/16 at 100.00	AA–	1,707,313
1,060	5.000%, 12/01/22	12/16 at 100.00	A–	1,098,690

5,400	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	A–	6,296,724

415	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 6.250%, 4/01/33 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	484,562

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
160	5.000%, 4/01/19	No Opt. Call	A–	179,346
225	5.250%, 4/01/20	4/19 at 100.00	A–	250,934
545	5.250%, 4/01/21	4/19 at 100.00	A–	606,378
1,745	5.500%, 4/01/22	4/19 at 100.00	A–	1,950,369
260	5.000%, 4/01/23	4/19 at 100.00	A–	284,908

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F:
850	5.000%, 5/01/16 – NPFG Insured	No Opt. Call	AA–	860,336
1,025	5.000%, 5/01/17 – NPFG Insured	No Opt. Call	AA–	1,081,191
8,935	5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	AA–	9,241,649

1,200	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/16 (ETM)	No Opt. Call	A– (4)	1,214,448

1,235	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A–	1,449,297

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	BBB+	756,060
2,455	5.000%, 7/01/32	7/24 at 100.00	BBB+	2,815,026

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
1,500	5.000%, 7/01/28	7/24 at 100.00	BBB+	1,757,085
1,000	5.000%, 7/01/29	7/24 at 100.00	BBB+	1,163,620

2,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	2,085,820

10,205	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Refunding Fiscal Series 2007C-1, 5.000%, 11/01/16 (ETM)	No Opt. Call	AAA	10,557,991

184	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$10,000	New York City, New York, General Obligation Bonds, Fiscal 2003 Series C-A. RMKT, 5.000%, 8/01/19	No Opt. Call	AA	$11,385,600

20,000	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/20	No Opt. Call	AA	23,430,600

980	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA	1,053,872

20,255	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18 (Pre-refunded 10/01/17)	10/17 at 100.00	Aa2 (4)	21,744,350

10,000	New York City, New York, General Obligation Bonds, Refunding Fiscal 2015 Series A, 5.000%, 8/01/17	No Opt. Call	AA	10,670,700

16,915	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	19,097,204

9,115	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA	9,989,767

1,715	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013A: 5.000%, 6/01/20	6/16 at 100.00	AA	1,743,177
1,675	5.000%, 6/01/21	6/16 at 100.00	AA	1,702,336

1,040	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013B: 5.000%, 6/01/20	6/16 at 100.00	AA	1,057,056
1,535	5.000%, 6/01/21	6/17 at 100.00	AA	1,626,455

2,005	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015: 5.000%, 1/01/22	No Opt. Call	A–	2,373,760
2,065	5.000%, 1/01/23	No Opt. Call	A–	2,472,425

1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 5.125%, 7/01/31 (Pre-refunded 7/01/19)	7/19 at 100.00	BB (4)	1,144,800

10,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	AA–	12,425,200

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB	928,862

2,435	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014: 5.000%, 7/01/28	7/24 at 100.00	BBB+	2,814,641
2,695	5.000%, 7/01/29	7/24 at 100.00	BBB+	3,094,534
4,200	5.000%, 7/01/30	7/24 at 100.00	BBB+	4,814,250
2,100	5.000%, 7/01/31	7/24 at 100.00	BBB+	2,397,906
1,335	5.000%, 7/01/32	7/24 at 100.00	BBB+	1,521,192
3,080	5.000%, 7/01/33	7/24 at 100.00	BBB+	3,502,237

1,000	Yonkers, New York, General Obligation Bonds, Refunding Series 2015D, 3.250%, 8/01/30 – AGM Insured	8/25 at 100.00	AA	1,036,700
217,145	Total New York			244,661,412

	North Carolina – 1.1%

215	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A: 5.000%, 7/01/23	No Opt. Call	Aa3	266,735
1,250	5.000%, 7/01/26	7/24 at 100.00	Aa3	1,540,975
950	5.000%, 7/01/27	7/24 at 100.00	Aa3	1,157,965

750	Davidson County, North Carolina, General Obligation Bonds, Series 2016, 3.000%, 6/01/35 (WI/DD, Settling 2/04/16)	6/26 at 100.00	AA–	733,148

Nuveen Investments	185

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$2,740	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A: 3.250%, 10/01/37	4/26 at 100.00	AA–	$2,707,750
3,775	3.250%, 10/01/38	4/26 at 100.00	AA–	3,680,361

610	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BBB	655,073

900	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 5.250%, 6/01/20	6/18 at 100.00	BBB	972,072

1,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2008A, 5.250%, 1/01/22 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	AAA	1,846,914

2,010	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009A, 5.500%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	2,283,239

5,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B: 5.000%, 1/01/20 (ETM)	No Opt. Call	AAA	5,785,100
10,000	5.000%, 1/01/21 (ETM)	No Opt. Call	AAA	11,892,600

3,570	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	4,003,862

1,430	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26	1/19 at 100.00	A	1,588,187

1,545	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/28	1/26 at 100.00	A	1,913,158

11,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	14,260,112

200	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014A, 4.000%, 4/01/19	No Opt. Call	Aa3	218,458
48,245	Total North Carolina			55,505,709

	North Dakota – 0.3%

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
120	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	144,042
1,240	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,488,434
2,835	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,402,992
1,485	5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,782,520
1,000	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,200,350
2,815	5.000%, 7/01/35 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,378,985

2,750	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	3,372,243

2,410	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/20	7/16 at 100.00	BBB–	2,450,368
14,655	Total North Dakota			17,219,934

	Ohio – 3.6%

1,900	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33	5/22 at 100.00	AA–	2,151,465

1,260	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2008, 4.750%, 12/01/21 (Pre-refunded 6/01/18)	6/18 at 100.00	AA (4)	1,377,180

186	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
$1,875	5.000%, 6/01/16	No Opt. Call	Aaa	$1,899,544
135	5.000%, 6/01/17	No Opt. Call	Aa1	141,588

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
45,520	5.125%, 6/01/24	6/17 at 100.00	B–	41,727,729
550	5.875%, 6/01/30	6/17 at 100.00	B–	496,067
550	5.750%, 6/01/34	6/17 at 100.00	B–	487,515

5,450	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding & Improvement Series 2016A, 4.000%, 12/01/19 (WI/DD, Settling 2/04/16)	No Opt. Call	AA–	6,057,621

3,240	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/21 – AGM Insured	1/19 at 100.00	AA	3,553,243

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22	12/19 at 100.00	AA	1,924,519
1,780	5.000%, 12/01/23	12/19 at 100.00	AA	2,009,389

18,950	Columbus, Ohio, Sewerage System Revenue Bonds, Series 2008A, 5.000%, 6/01/26 (Pre-refunded 12/01/17)	12/17 at 100.00	AA+ (4)	20,465,053

470	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24	8/18 at 100.00	A3	519,421

2,435	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (4)	2,725,325

1,095	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2007, 4.375%, 12/01/19 – AGM Insured	12/16 at 100.00	Aa1	1,131,223

750	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/16	No Opt. Call	A	760,418

7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	8,093,755

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
775	4.000%, 10/01/18	No Opt. Call	A1	828,390
870	4.000%, 10/01/19	No Opt. Call	A1	948,387
1,150	4.000%, 10/01/20	No Opt. Call	A1	1,272,924
1,205	5.000%, 10/01/21	No Opt. Call	A1	1,413,417
965	5.000%, 10/01/22	No Opt. Call	A1	1,149,778

6,625	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	BBB–	6,815,734

1,715	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)	No Opt. Call	BBB–	1,736,352

7,500	Ohio State, General Obligation Bonds, Highway Capital Improvement Series 2012Q, 5.000%, 5/01/21	No Opt. Call	AAA	9,018,000

6,960	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	8,039,983

24,230	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2014A, 5.000%, 9/15/19	No Opt. Call	AA+	27,780,180

Nuveen Investments	187

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$8,160	Ohio State, General Obligation Bonds, Refunding Higher Education Series 2012C, 5.000%, 8/01/21	No Opt. Call	AA+	$9,840,960

12,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	14,474,160

500	Richland County, Ohio, General Obligation Bonds, Correctional Facilities Improvement Refunding Series 2008, 5.875%, 12/01/24 (Pre-refunded 12/01/18) – AGC Insured	12/18 at 100.00	A2 (4)	571,150

805	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.000%, 11/15/16 (ETM)	No Opt. Call	N/R (4)	834,721

2,935	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	3,017,708
171,505	Total Ohio			183,262,899

	Oklahoma – 0.6%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
2,290	4.500%, 9/01/21	No Opt. Call	A+	2,618,157
2,810	4.000%, 9/01/22	9/21 at 100.00	A+	3,110,417
1,415	4.000%, 9/01/23	9/21 at 100.00	A+	1,550,571

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BBB–	2,552,061

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A–	887,213
500	3.000%, 9/01/23	No Opt. Call	A–	524,710
600	5.000%, 9/01/24	No Opt. Call	A–	719,724
1,505	5.000%, 9/01/25	No Opt. Call	A–	1,822,088

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
6,150	5.000%, 9/01/25	No Opt. Call	AA–	7,527,908
7,845	5.000%, 9/01/26	9/25 at 100.00	AA–	9,522,732
26,360	Total Oklahoma			30,835,581

	Oregon – 0.6%

4,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	AA	4,819,433

7,500	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2015D, 5.000%, 4/01/21	No Opt. Call	AAA	8,985,450

11,120	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	AAA	13,060,106

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	4,534,320
26,765	Total Oregon			31,399,309

	Pennsylvania – 3.7%

2,180	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	2,389,040

188	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/25	12/22 at 100.00	AA–	$1,187,140

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B:
1,750	3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	BBB–	1,791,458
20,815	2.500%, 12/01/41 (Mandatory put 6/01/17)	No Opt. Call	BBB–	20,916,161

1,315	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 4.125%, 8/01/20	8/19 at 100.00	Aa2	1,446,447

1,405	Delaware County Authority, Pennsylvania, Hospital Revenue Bonds, Crozer-Chester Medical Center, Refunding Series 2005, 5.000%, 12/15/17 – RAAI Insured	4/16 at 100.00	AA	1,409,665

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008:
535	5.250%, 10/01/20 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	597,435
565	5.375%, 10/01/21 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	632,794

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,117,860
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,149,026

	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
180	4.000%, 6/01/17	No Opt. Call	Baa3	184,950
200	4.000%, 6/01/19	No Opt. Call	N/R	211,138
410	5.000%, 6/01/22	No Opt. Call	Baa3	463,148
790	5.000%, 6/01/24	6/23 at 100.00	N/R	881,869
500	5.000%, 6/01/25	6/23 at 100.00	N/R	553,125
370	5.125%, 6/01/26	6/23 at 100.00	N/R	409,908
460	5.375%, 6/01/28	6/23 at 100.00	N/R	514,768

3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27	12/19 at 100.00	N/R	3,289,778

1,300	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.000%, 1/01/27	1/17 at 100.00	A	1,343,446

5,900	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory put 9/01/20)	No Opt. Call	BBB	5,973,278

5,355	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40	No Opt. Call	Baa3	5,540,283

3,325	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	Baa2 (4)	3,838,513

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
1,975	5.500%, 1/01/25	1/24 at 100.00	AA	2,470,883
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,822,439
2,260	5.500%, 1/01/27	1/24 at 100.00	AA	2,790,219

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
500	5.500%, 1/01/25 – AGM Insured	No Opt. Call	AA	625,540
1,095	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,364,490
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	3,074,336
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,502,661
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,519,027

Nuveen Investments	189

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
$2,240	5.000%, 1/01/21	1/19 at 100.00	Aaa	$2,505,664
9,575	5.000%, 7/01/21	1/18 at 100.00	Aaa	10,330,946
7,800	5.000%, 1/01/22	7/17 at 100.00	Aaa	8,307,468
11,820	5.000%, 7/01/22	7/16 at 100.00	Aaa	12,055,454

8,680	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA	8,882,765

2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A, 0.000%, 12/01/34	No Opt. Call	AA–	1,702,560

16,020	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	18,769,513

12,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/24	No Opt. Call	A1	14,902,920

7,445	Philadelphia Authority For Industrial Development, Pennsylvania, Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/29 (WI/DD, Settling 2/03/16)	12/25 at 100.00	A+	8,838,704

3,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	A–	3,335,850

4,270	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2010A, 5.000%, 6/01/16	No Opt. Call	A+	4,336,826

11,050	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 1.057%, 12/01/24	12/17 at 100.00	AA–	10,802,922

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
1,400	5.000%, 12/01/19	No Opt. Call	BBB	1,573,264
730	5.000%, 12/01/20	No Opt. Call	BBB	833,156
1,105	5.000%, 12/01/21	No Opt. Call	BBB	1,274,496
1,625	5.000%, 12/01/22	No Opt. Call	BBB	1,892,556
1,705	5.000%, 12/01/23	6/23 at 100.00	BBB	1,984,467
1,795	5.000%, 12/01/24	6/23 at 100.00	BBB	2,061,881

50	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured	No Opt. Call	N/R	55,009

45	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured (ETM)	No Opt. Call	A2 (4)	50,119
171,805	Total Pennsylvania			187,507,365

	Rhode Island – 0.1%

4,335	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28	9/23 at 100.00	BBB	4,593,756

	South Carolina – 1.7%

12,700	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AA	13,181,076

5,770	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	AA–	6,644,501

190	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
$1,850	5.000%, 11/01/20	No Opt. Call	A2	$2,137,934
7,500	5.000%, 11/01/27	11/22 at 100.00	A2	8,609,925
13,190	5.000%, 11/01/28	11/22 at 100.00	A2	15,092,262
1,225	5.000%, 11/01/29	11/22 at 100.00	A2	1,395,030

	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC – Francis Marion University Project, Series 2014A:
1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	2,106,558
3,925	5.000%, 8/01/32	No Opt. Call	Baa3	4,239,236

1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	BBB+	1,084,070

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
2,095	5.000%, 12/01/27 (WI/DD, Settling 2/10/16)	6/26 at 100.00	AA–	2,601,278
3,000	5.000%, 12/01/28 (WI/DD, Settling 2/10/16)	6/26 at 100.00	AA–	3,694,560
7,000	5.000%, 12/01/29 (WI/DD, Settling 2/10/16)	6/26 at 100.00	AA–	8,532,720
2,750	5.000%, 12/01/30 (WI/DD, Settling 2/10/16)	6/26 at 100.00	AA–	3,335,475
1,835	5.000%, 12/01/31 (WI/DD, Settling 2/10/16)	6/26 at 100.00	AA–	2,210,661
1,550	3.750%, 12/01/48 (WI/DD, Settling 2/10/16)	12/20 at 100.00	AA–	1,511,715

6,835	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2004B, 5.250%, 10/01/16 – AMBAC Insured	No Opt. Call	A1	7,058,436

500	Spartanburg Regional Health Services District Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2008D, 5.250%, 4/15/20	4/18 at 100.00	AA	546,985

1,450	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue Refunding Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A+	1,634,614
76,085	Total South Carolina			85,617,036

	South Dakota – 0.2%

	South Dakota Building Authority, Revenue Bonds, Series 2013B:
525	5.000%, 6/01/22	No Opt. Call	AA+	638,164
1,000	5.000%, 6/01/24	6/23 at 100.00	AA+	1,222,450

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19 (Pre-refunded 5/01/17)	5/17 at 100.00	A+ (4)	1,055,410

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 5.000%, 11/01/24	11/19 at 100.00	A+	1,125,560

4,125	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/34	11/24 at 100.00	A+	4,761,075

1,500	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.125%, 8/01/28 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA (4)	1,658,820
9,150	Total South Dakota			10,461,479

	Tennessee – 1.3%

2,265	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	10/18 at 100.00	A+	2,548,510

2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	BBB+	2,604,365

Nuveen Investments	191

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	10/19 at 100.00	N/R	$3,736,800

1,200	Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee Utilities Revenue Bonds, Series 2014, 4.000%, 9/01/39	9/24 at 100.00	AA	1,255,944

985	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding Series 2008, 5.250%, 4/01/23	4/18 at 100.00	A+	1,068,498

2,665	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding Series 2008, 5.250%, 4/01/23 (Pre-refunded 4/01/18)	4/18 at 100.00	N/R (4)	2,925,024

750	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A, 5.000%, 7/01/18	7/16 at 100.00	BBB+	762,878

5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+	5,163,150

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A	1,577,716
3,180	5.000%, 1/01/23	No Opt. Call	A	3,836,002
1,300	4.000%, 1/01/23	No Opt. Call	A	1,475,825
1,760	5.000%, 1/01/24	No Opt. Call	A	2,101,598

	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA–	1,738,467
1,560	5.250%, 4/01/24	4/21 at 100.00	AA–	1,825,699
1,240	5.250%, 4/01/25	4/21 at 100.00	AA–	1,451,197

1,085	Memphis, Tennessee, General Improvement Bonds, Series 2005, 5.000%, 10/01/16 – NPFG Insured	No Opt. Call	AA	1,119,210

3,175	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2007C, 5.000%, 11/01/17 – NPFG Insured	No Opt. Call	AA–	3,403,251

4,430	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009A, 5.125%, 11/01/24	11/19 at 100.00	AA–	5,012,102

	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B:
1,000	5.500%, 11/01/20	11/19 at 100.00	AA–	1,155,820
1,860	5.250%, 11/01/25	11/19 at 100.00	AA–	2,118,726

1,285	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2007A, 5.000%, 5/15/23 (Pre-refunded 5/15/17)	5/17 at 100.00	AA (4)	1,359,273

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19 (Pre-refunded 9/01/16)	9/16 at 100.00	BBB+ (4)	1,438,234

11,910	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A	13,723,178
56,655	Total Tennessee			63,401,467

	Texas – 8.8%

200	Alvin Independent School District, Brazoria County, Texas, General Obligation Bonds, Refunding Series 2007, 4.125%, 2/15/19	2/16 at 100.00	AAA	200,661

3,370	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	BBB+	3,734,633

192	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$3,380	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB+	$3,919,346

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
1,945	5.000%, 1/01/32	7/25 at 100.00	BBB+	2,243,187
1,390	5.000%, 1/01/33	7/25 at 100.00	BBB+	1,596,984
1,165	5.000%, 1/01/34	7/25 at 100.00	BBB+	1,336,429

8,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2012, 5.000%, 2/15/26	2/21 at 100.00	AAA	9,493,359

1,180	Corinth, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/19 – NPFG Insured	2/17 at 100.00	AA	1,221,511

5,715	Dallas County Utility and Reclamation District, Texas, General Obligation Bonds, Refunding Series 2005A, 5.150%, 2/15/22 – AMBAC Insured	2/17 at 100.00	A–	5,946,971

975	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007, 4.500%, 2/15/27 – NPFG Insured	2/17 at 100.00	AA	1,010,050

	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007:
5	4.500%, 2/15/27 (Pre-refunded 2/15/17) – NPFG Insured	2/17 at 100.00	Aa2 (4)	5,203
4,225	4.500%, 2/15/27 (Pre-refunded 2/15/17) – NPFG Insured	2/17 at 100.00	Aa2 (4)	4,397,421

2,440	El Paso County, Texas, General Obligation Bonds, Refunding Series 2007, 5.000%, 2/15/18 – NPFG Insured	No Opt. Call	AA	2,645,569

1,120	Elgin Independent School District, Bastrop County, Texas, General Obligation Bonds, School Building Series 2007, 4.375%, 8/01/19	8/17 at 100.00	AAA	1,178,329

2,000	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, School Building Series 2009, 4.550%, 2/15/25	8/19 at 100.00	AA+	2,226,439

2,045	Frisco, Collins and Denton Counties, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/16 – AMBAC Insured	No Opt. Call	AA+	2,049,028

875	Giddings Independent School District, Fayette, Lee, and Washington Counties, Texas, General Obligation Bonds, School Building Series 2007A, 4.250%, 2/15/19	2/17 at 100.00	Aaa	905,869

7,300	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	8,134,243

635	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series 2007A, 4.500%, 2/15/18 (Pre-refunded 2/15/17)	2/17 at 100.00	AAA	661,326

	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A–	947,650
500	4.000%, 3/01/22	3/21 at 100.00	A–	539,649
800	4.000%, 3/01/23	3/21 at 100.00	A–	860,119
440	4.250%, 3/01/25	3/21 at 100.00	A–	471,252

1,820	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/23	No Opt. Call	A+	2,197,358

	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A:
3,165	5.000%, 12/01/26	12/24 at 100.00	A+	3,853,798
3,735	5.000%, 12/01/27	12/24 at 100.00	A+	4,507,173
3,000	5.000%, 12/01/28	12/24 at 100.00	A+	3,603,449
6,115	5.000%, 12/01/29	12/24 at 100.00	A+	7,275,015

5,000	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	6,279,249

Nuveen Investments	193

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,950	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.125%, 12/01/31 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (4)	$2,294,564

6,845	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	4/17 at 100.00	AA+ (4)	7,527,719

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22	11/19 at 100.00	AA+	5,874,073
5,385	5.000%, 11/01/23	11/19 at 100.00	AA+	6,171,640
5,660	5.000%, 11/01/24	11/19 at 100.00	AA+	6,473,681

2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 1014, 13.775%, 11/01/41 (IF) (8)	11/21 at 100.00	AA+	3,454,201

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
285	5.000%, 11/15/22	No Opt. Call	A3	338,787
425	5.000%, 11/15/23	No Opt. Call	A3	511,363

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,940,429
4,460	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,473,980
4,095	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	4,982,058
11,525	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	13,947,439

	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,270	5.000%, 7/01/19	No Opt. Call	BB–	2,332,719
2,380	5.000%, 7/01/20	No Opt. Call	BB–	2,443,950

1,180	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29	7/24 at 100.00	BB–	1,288,323

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B:
905	5.250%, 9/01/24	9/16 at 100.00	A2	930,475
985	5.250%, 9/01/25	9/16 at 100.00	A2	1,011,023
610	5.250%, 9/01/26	9/16 at 100.00	A2	625,463

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B:
5,450	5.250%, 9/01/24 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	5,607,504
5,935	5.250%, 9/01/25 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	6,106,521
3,685	5.250%, 9/01/26 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	3,791,496

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,000	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A2	6,647,039
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A2	3,049,023

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A	2,240,176
2,025	5.000%, 7/01/26	7/21 at 100.00	A	2,387,556

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012B:
18,675	5.000%, 7/01/31	7/22 at 100.00	A	21,440,767
5,000	5.000%, 7/01/32	7/22 at 100.00	A	5,718,149

194	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$715	Howard County Junior College District, Texas, General Obligation Bonds, Series 2007, 4.250%, 2/15/18 – AMBAC Insured	2/17 at 100.00	AA–	$739,309

2,000	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32	8/24 at 100.00	AA–	2,355,819

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – AGM Insured	4/16 at 100.00	AA	6,100,453

1,315	League City, Texas, Waterworks and Sewer System Revenue Bonds, Series 2008, 4.375%, 2/15/23 (Pre-refunded 2/15/17) – AGM Insured	2/17 at 100.00	AA (4)	1,368,257

1,245	League City, Texas, Waterworks and Sewer System Revenue Bonds, Series 2008, 4.000%, 2/15/18 – AGM Insured	2/17 at 100.00	AA	1,289,495

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/26 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,216,320
2,025	5.000%, 11/01/27 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,438,060
1,570	5.000%, 11/01/28 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,875,067
2,000	5.000%, 11/01/29 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,374,500
2,000	5.000%, 11/01/30 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,366,060

2,200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	Baa1	2,449,128

510	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvement Series 2007, 5.000%, 11/01/16	No Opt. Call	BBB	525,805

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	Baa2	3,383,147
2,720	5.250%, 12/01/28	12/25 at 100.00	Baa2	3,090,355

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
4,340	5.000%, 8/15/24	8/22 at 100.00	Aa2	5,224,666
4,710	5.000%, 8/15/25	8/22 at 100.00	Aa2	5,623,787
3,920	5.000%, 8/15/26	8/22 at 100.00	Aa2	4,651,315
7,025	5.000%, 8/15/27	8/22 at 100.00	Aa2	8,301,794

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
8,600	5.250%, 9/01/25	9/21 at 100.00	AA+	10,446,076
5,005	5.250%, 9/01/26	9/21 at 100.00	AA+	6,079,373

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,370	0.000%, 9/01/43	9/31 at 100.00	AA+	2,273,660
9,130	0.000%, 9/01/45	9/31 at 100.00	AA+	9,610,968

305	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A, 6.000%, 1/01/24	1/18 at 100.00	A1	331,209

2,200	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A, 6.000%, 1/01/24 (Pre-refunded 1/01/18)	1/18 at 100.00	N/R (4)	2,421,562

1,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series 2008A, 5.000%, 2/15/25	2/18 at 100.00	Aaa	1,085,960

875	San Angelo, Texas, Certificates of Obligation Bonds, Tom Green County Series 2007A, 4.400%, 2/15/19 – NPFG Insured	2/17 at 100.00	AA+	909,878

565	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+ (4)	573,741

Nuveen Investments	195

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	San Antonio, Texas, General Obligation Bonds, Series 2006:
$400	4.125%, 2/01/19	2/16 at 100.00	AAA	$401,328
460	4.250%, 2/01/20	2/16 at 100.00	AAA	461,582

575	San Leanna Education Facilities Corporation, Texas, Higher Education Revenue Bonds, Saint Edward’s University Project, Series 2007, 5.000%, 6/01/19	6/17 at 100.00	BBB+	602,301

870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	2/17 at 100.00	AAA	904,678

4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA–	5,539,189

1,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33	9/23 at 100.00	A	1,454,620

5,030	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Refunding Series 2007A, 5.000%, 2/15/19	2/17 at 100.00	AA	5,272,798

2,210	Teague Independent School District, Freestone County, Texas, Unlimited Tax General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/19	2/18 at 100.00	AAA	2,403,817

5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	5,858,050

20,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2006, 5.000%, 4/01/24 (Pre-refunded 4/01/16)	4/16 at 100.00	AAA	20,166,200

2,095	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/17	No Opt. Call	AAA	2,207,083

3,250	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/22	No Opt. Call	AAA	4,024,865

	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008:
1,660	5.000%, 4/01/25 (Pre-refunded 4/01/18)	4/18 at 100.00	N/R (4)	1,813,417
16,905	5.000%, 4/01/25 (Pre-refunded 4/01/18)	4/18 at 100.00	AAA	18,467,360

1,500	Texas State, General Obligation Bonds, Water Financial Assistance, Refunding Series 2007A, 5.000%, 8/01/17	No Opt. Call	AAA	1,601,700

7,580	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B, 5.000%, 8/15/37	8/24 at 100.00	A–	8,715,105

16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	BBB+	18,829,363

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
5,000	5.250%, 7/01/26	7/17 at 100.00	Baa1	5,199,050
11,300	5.250%, 7/01/28	7/17 at 100.00	Baa1	11,732,903

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,675	3.500%, 8/15/18	No Opt. Call	A	2,798,853
2,900	4.000%, 8/15/19	No Opt. Call	A	3,124,866
3,015	4.000%, 8/15/20	No Opt. Call	A	3,287,013
3,135	4.000%, 8/15/21	No Opt. Call	A	3,454,739

500	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, School Building Series 2007, 5.000%, 2/15/18	2/17 at 100.00	AAA	524,455

1,000	Victoria, Texas, Utility System Revenue Refunding Bonds, Series 2007, 4.400%, 12/01/19 – AMBAC Insured	12/17 at 100.00	AA–	1,060,840

196	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	$10,639,179
395,815	Total Texas			441,702,506

	Utah – 0.4%

6,345	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	6,952,090

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
3,340	5.000%, 9/01/23	9/22 at 100.00	A	3,955,595
2,000	5.000%, 9/01/25	9/22 at 100.00	A	2,361,860
2,265	5.000%, 9/01/26	9/22 at 100.00	A	2,654,988

	Utah, General Obligation Bonds, Series 2009, Tender Option Bond Trust 2015-XF2180:
1,250	18.079%, 7/01/21 (Pre-refunded 7/01/18) (IF)	7/18 at 100.00	AAA	1,766,100
2,500	18.079%, 7/01/22 (Pre-refunded 7/01/18) (IF)	7/18 at 100.00	AAA	3,532,200
17,700	Total Utah			21,222,833

	Vermont – 0.0%

315	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016A, 3.500%, 12/01/36 (WI/DD, Settling 2/03/16)	6/26 at 100.00	A–	309,721

	Virgin Islands – 0.1%

6,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB	6,670,140

	Virginia – 0.4%

10,755	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 4.000%, 10/01/19 (WI/DD, Settling 2/09/16)	No Opt. Call	AAA	11,961,926

750	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	No Opt. Call	N/R	766,500

1,295	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,442,772

3,650	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory put 9/01/20)	No Opt. Call	A2	3,753,441
16,450	Total Virginia			17,924,639

	Washington – 1.1%

2,950	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 – NPFG Insured	1/17 at 100.00	AA–	3,069,741

1,990	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 (Pre-refunded 1/01/17) – NPFG Insured	1/17 at 100.00	AA– (4)	2,073,699

1,595	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA (4)	1,664,223

555	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2006, 5.250%, 12/01/25 (Pre-refunded 12/01/16) – AGM Insured	12/16 at 100.00	AA+ (4)	577,577

Nuveen Investments	197

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$265	King County School District 412 Shoreline, Washington, General Obligation Bonds, Series 2008, 5.750%, 12/01/21	12/18 at 100.00	AA+	$301,342

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	4/16 at 100.00	Baa2	1,178,960

6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	6,727,680

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
1,435	5.000%, 1/01/26	7/25 at 100.00	A	1,733,810
1,250	5.000%, 1/01/27	7/25 at 100.00	A	1,492,913

	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
1,250	5.000%, 11/15/22	No Opt. Call	A+	1,510,713
2,000	5.000%, 11/15/24	5/24 at 100.00	A+	2,479,080

1,330	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	1,490,957

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,825	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	2,152,953
2,000	6.750%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Baa1 (4)	2,393,040

3,250	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.125%, 10/01/24	10/19 at 100.00	Baa1	3,573,830

12,015	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%, 1/01/23 (Pre-refunded 1/01/18)	1/18 at 100.00	AA+ (4)	13,008,160

6,460	Washington, General Obligation Bonds, Series 1992B and Series 1992AT-7, 6.400%, 6/01/17 – NPFG Insured	No Opt. Call	AA+	6,737,845

4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa3	4,842,151
51,760	Total Washington			57,008,674

	West Virginia – 0.1%

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	No Opt. Call	A3	1,192,840

1,645	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2008E, 5.375%, 6/01/28	12/18 at 100.00	A	1,805,091
2,645	Total West Virginia			2,997,931

	Wisconsin – 3.3%

2,000	Franklin, Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management of Wisconsin, Inc. Project, Series 2006A, 4.950%, 11/01/16 (Mandatory put 5/01/16) (Alternative Minimum Tax)	No Opt. Call	A–	2,021,260

	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
335	5.000%, 4/01/20	No Opt. Call	Aa3	387,424
460	5.000%, 4/01/22	No Opt. Call	Aa3	555,321

198	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
$590	5.000%, 12/01/26	11/24 at 100.00	Aa3	$711,841
3,855	5.000%, 12/01/27	11/24 at 100.00	Aa3	4,619,948

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A:
1,020	5.000%, 7/15/25	7/21 at 100.00	A2	1,182,537
14,395	5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2	16,524,740

2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30	6/20 at 100.00	Baa2	2,323,886

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B:
1,400	4.350%, 8/15/19	No Opt. Call	AA	1,560,846
8,670	5.500%, 8/15/29	2/20 at 100.00	AA	9,912,151

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	2,020,520

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+	2,384,769
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+	2,622,635

2,625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A2	2,741,786

4,370	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	Aa3	4,861,363

1,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/24	8/22 at 100.00	AA	2,068,658

4,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,922,192

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A:
2,455	5.250%, 8/15/19	8/16 at 100.00	A–	2,514,951
11,955	5.250%, 8/15/20	8/16 at 100.00	A–	12,246,941

10,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/21	8/16 at 100.00	A–	10,283,361

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
815	5.000%, 12/15/23	No Opt. Call	AA–	1,002,303
1,200	5.000%, 12/15/25	12/24 at 100.00	AA–	1,458,600

450	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)	6/16 at 100.00	N/R (4)	467,600

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
9,000	6.000%, 5/01/27	5/19 at 100.00	AA–	10,422,360
1,920	6.000%, 5/01/33	5/19 at 100.00	AA–	2,221,402
5,235	5.750%, 5/01/33	5/19 at 100.00	AA–	6,002,346
35,170	6.000%, 5/01/36	5/19 at 100.00	AA–	40,690,987

5,800	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2, 5.000%, 5/01/24	5/22 at 100.00	AA	7,072,288

Nuveen Investments	199

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
$1,100	5.000%, 7/01/24 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	$1,252,240
3,340	5.000%, 7/01/25 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	3,802,256
4,000	5.000%, 7/01/26 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	4,553,600
147,165	Total Wisconsin				165,413,112

	Wyoming – 0.1%

5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30		9/23 at 100.00	BBB–	6,062,815
$4,272,324	Total Municipal Bonds (cost $4,452,558,507)				4,717,443,106

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$213	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$6,406

57	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/55	N/R	1,704
$270	Total Corporate Bonds (cost $24,234)				8,110
	Total Long-Term Investments (cost $4,452,582,741)				4,717,451,216

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 2.2%

	MUNICIPAL BONDS – 2.2%

	California – 1.2%

$12,305	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (Alternative Minimum Tax) (11)		No Opt. Call	A-2	$12,807,290

3,530	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory put 11/03/25) (Alternative Minimum Tax) (11)		No Opt. Call	A-2	3,679,178

15,472	New Haven Unified School District, Alameda County, California, General Obligation Bonds, Floater Tender Option Bond Trust 657, Variable Rate Demand Obligations, 0.130%, 8/01/26 (11)		No Opt. Call	A-2	15,472,000

12,750	San Mateo County Community College District, California, General Obligation Bonds, Floater Tender Option Bond Trust 282, Variable Rate Demand Obligations, 0.130%, 9/01/37 (11)		No Opt. Call	A-2	12,750,000

13,115	San Mateo County Community College District, California, General Obligation Bonds, Floater Tender Option Bond Trust 415, Variable Rate Demand Obligations, 0.130%, 9/01/38 (11)		No Opt. Call	A-2	13,115,000
57,172	Total California				57,823,468

	Georgia – 0.1%

5,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Tender Option Bonds Floater 3755, Variable Rate Demand Obligations, 0.030%, 1/01/17 (11)		No Opt. Call	A-1	5,000,000

200	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois – 0.1%

$3,500	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Floater Series 2015-XM0053, Variable Rate Demand Obligations, 0.260%, 6/01/22 (WI/DD, Setting 2/04/16) (11)	No Opt. Call	A-1	$3,500,000

150	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Floater 2015-XM0114, Variable Rate Demand Obligations, 0.020%, 7/01/16 (11)	No Opt. Call	A-1	150,000
3,650	Total Illinois			3,650,000

	Florida – 0.6%

26,775	Florida Department of Environmental Protection, Everglades Restoration Revenue Bonds, Refunding Series 2007A, Variable Rate Demand Obligations, 0.070%, 7/01/27 (11)	4/16 at 100.00	A-1+	26,775,000

5,245	Seminole County, Florida, Sales Tax Revenue Bonds, Tender Option Bond Floater 3438, Variable Rate Demand Obligations, 0.030%, 4/01/27 (11)	No Opt. Call	A-1	5,245,000

100	Tallahassee, Florida, Energy System Revenue Bonds, Tender Option Bond Floater 3273X, Variable Rate Demand Obligations, 0.010%, 4/01/16 (11)	No Opt. Call	A-1	100,000
32,120	Total Florida			32,120,000

	New York – 0.1%

2,150	New York State Thruway Authority, General Revenue Bonds, Tender Option Bond Floater 3600Z, Variable Rate Demand Obligations, 0.130%, 7/01/17 (WI/DD, Setting 2/04/16) (11)	No Opt. Call	A-1	2,150,000

	North Carolina – 0.0%

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Floater 31W, Variable Rate Demand Obligations, 0.030%, 6/01/42 (11)	6/20 at 100.00	VMIG-1	2,000,000

	South Carolina – 0.0%

150	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Tender Option Bond Floater 3065, Variable Rate Demand Obligations, 0.180%, 1/01/38 (11)	1/19 at 100.00	A-1	150,000

	Texas – 0.1%

4,795	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Tender Option Bond Floater Series 3491Z, Variable Rate Demand Obligations, 0.040%, 4/01/33 (WI/DD, Setting 2/04/16) (11)	10/19 at 100.00	A-1	4,795,000

	Utah – 0.0%

2,000	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Floater 1050, Variable Rate Demand Obligations, 0.130%, 6/15/36 (WI/DD, Setting 2/04/16) (11)	6/18 at 100.00	VMIG-1	2,000,000
$109,037	Total Short-Term Investments (cost $109,226,937)			109,688,468
	Total Investments (cost $4,561,809,678) – 95.9%			4,827,139,684
	Other Assets Less Liabilities – 4.1%			206,941,235
	Net Assets – 100%			$5,034,080,919

Nuveen Investments	201

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Investments in Derivatives as of January 31, 2016

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	Long	287	3/16	$37,188,922	$156,953	$178,653

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$4,717,443,106	$—	$4,717,443,106
Corporate Bonds	—	—	8,110	8,110
Short-Term Investments:
Municipal Bonds	—	109,688,468	—	109,688,468
Investments in Derivatives:
Futures Contracts*	178,653	—	—	178,653
Total	$178,653	$4,827,131,574	$8,110	$4,827,318,337
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments (excluding investments in derivatives) was $4,558,117,344.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$280,174,153
Depreciation	(11,151,813)
Net unrealized appreciation (depreciation) of investments	$269,022,340

202	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	During July 2010, the original issue for this security (1,000,000 par, 5.400% coupon and May, 15, 2014 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has 300,000 par, 0.000% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the issue, has a 700,000 par, 5.400% coupon and May 15, 2017 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	During July 2010, the original issue for this security (1,000,000 par, 5.500% coupon and May, 15, 2015 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has 300,000 par, 0.000% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the issue, has a 700,000 par, 5.500% coupon and May 15, 2018 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(11)	Investment has a maturity of more than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(12)	On January 1, 2016, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 4.750% to 5.250%.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	203

Nuveen Short Duration High Yield Municipal Bond Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.7%

	MUNICIPAL BONDS – 100.1%

	National – 0.1%

$4,768	Municipal Tax Exempt Asset Trust, Trust Receipt, Series 2010-7 Loma Linda University Behavioral Medicine Center, Inc., 4.390%, 12/01/26	2/16 at 100.00	N/R	$4,735,530

	Alabama – 2.5%

10,170	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	7/16 at 100.00	B3	10,215,256

3,745	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	7/16 at 100.00	B3	3,761,665

2,445	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%, 9/01/27	9/25 at 100.00	N/R	2,508,325

100	Bessemer Governmental Utility Services Corporation, Alabama, Water Supply Revenue Bonds, Series 2008A, 3.750%, 6/01/17	No Opt. Call	A2	102,414

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
45	5.125%, 4/01/18 – AMBAC Insured	4/16 at 100.00	B1	45,051
610	5.125%, 4/01/20 – AMBAC Insured	4/16 at 100.00	B1	610,214
100	5.125%, 4/01/21 – AMBAC Insured	4/16 at 100.00	B1	99,948

	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A:
500	5.000%, 4/01/22 – NPFG Insured	4/16 at 100.00	AA–	500,255
5,500	5.000%, 4/01/23 – NPFG Insured	4/16 at 100.00	AA–	5,502,090

15,125	Jefferson County, Alabama, Limited Obligation School Warrants, Series 2005A-1, 0.760%, 12/01/44	4/16 at 100.00	Baa3	15,106,094

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
500	5.000%, 4/01/18 – NPFG Insured	4/16 at 100.00	AA–	500,675
1,000	5.000%, 4/01/20 – NPFG Insured	4/16 at 100.00	AA–	1,000,910
25	5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	AA–	25,016

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
525	5.250%, 1/01/18 – AGM Insured	7/16 at 100.00	AA	530,145
150	5.250%, 1/01/19 – AGM Insured	7/16 at 100.00	AA	151,470
5,315	5.250%, 1/01/20	7/16 at 100.00	A–	5,367,087
17,900	5.500%, 1/01/22	7/16 at 100.00	A–	18,075,420
150	5.500%, 1/01/22 – AGM Insured	7/16 at 100.00	AA	151,470
1,785	5.250%, 1/01/23	7/16 at 100.00	A–	1,802,493
1,000	5.000%, 1/01/24	7/16 at 100.00	A–	1,009,800
75	4.750%, 1/01/25 – AGM Insured	7/16 at 100.00	AA	75,548

	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D:
1,300	5.000%, 10/01/21	No Opt. Call	BBB–	1,453,686
1,000	5.000%, 10/01/22	No Opt. Call	BBB–	1,119,760

8,430	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	8,238,470

204	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alabama (continued)

$5,140	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	$5,171,405
82,635	Total Alabama			83,124,667

	Alaska – 0.3%

	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,540	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	N/R	1,765,903
1,580	5.000%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	1,834,538
3,400	5.000%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	3,979,530
1,880	4.000%, 1/01/28 (Alternative Minimum Tax)	7/25 at 100.00	N/R	1,966,386

	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula Funds, Series 2007:
490	5.000%, 8/01/18 (Pre-refunded 8/01/17) – FGIC Insured	8/17 at 100.00	AA– (4)	522,404
230	5.000%, 8/01/21 (Pre-refunded 8/01/17) – FGIC Insured	8/17 at 100.00	AA– (4)	245,210
9,120	Total Alaska			10,313,971

	Arizona – 2.3%

2,580	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes Campus Project, Series 2006, 5.100%, 10/01/22	10/16 at 100.00	N/R	2,594,938

650	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 1.220%, 1/02/37	1/17 at 100.00	AA–	593,365

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3384. As of 6/4/2015 Converted to Trust 2015-XF2050:
3,000	2.671%, 10/01/29 (IF) (5)	1/17 at 100.00	AA–	2,128,680
3,000	2.694%, 10/01/29 (IF) (5)	1/17 at 100.00	AA–	2,128,680
1,500	2.671%, 10/01/29 (IF) (5)	1/17 at 100.00	AA–	1,064,340
1,500	2.686%, 10/01/29 (IF) (5)	1/17 at 100.00	AA–	1,064,340

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
3,000	5.000%, 2/01/27	2/22 at 100.00	BBB+	3,387,390
850	5.000%, 2/01/30	2/22 at 100.00	BBB+	947,487

	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2007A:
1,000	5.000%, 7/01/21 – NPFG Insured	7/17 at 100.00	A1	1,048,600
4,085	4.500%, 7/01/23 – NPFG Insured	7/17 at 100.00	A1	4,243,171

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
80	3.000%, 7/15/16	No Opt. Call	N/R	80,742
170	3.000%, 7/15/18	No Opt. Call	N/R	173,711
605	5.000%, 7/15/24	No Opt. Call	N/R	671,822

1,955	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 4.000%, 7/15/25	No Opt. Call	N/R	1,982,956

230	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%, 7/01/25	7/24 at 100.00	N/R	242,123

215	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 4.000%, 7/01/18	No Opt. Call	BB	218,371

Nuveen Investments	205

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$150	Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Senior Lien Series 2012A, 3.000%, 7/01/18	No Opt. Call	AA+	$155,660

	Industrial Development Authority of Phoenix, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
585	3.000%, 7/01/20	No Opt. Call	BB	582,034
4,445	4.000%, 7/01/25	No Opt. Call	BB	4,550,169

975	Industrial Development Authority, Pima County, Arizona, Education Revenue Bonds, Center for Academic Success Project, Series 2007, 5.500%, 7/01/37	7/17 at 100.00	BBB–	991,614

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A:
1,000	3.000%, 7/01/20	No Opt. Call	N/R	1,015,510
5,915	4.000%, 7/01/25	No Opt. Call	N/R	6,214,417

615	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%, 7/01/23	No Opt. Call	BB+	691,192

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
625	4.750%, 7/01/19	No Opt. Call	N/R	637,631
1,250	5.750%, 7/01/24	No Opt. Call	N/R	1,370,412

290	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 5.200%, 7/01/22	7/21 at 100.00	BB	307,209

14,260	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.000%, 2/01/24	No Opt. Call	B+	15,138,273

640	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%, 5/01/24	No Opt. Call	N/R	689,760

1,170	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%, 3/01/24	No Opt. Call	N/R	1,268,350

1,330	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 7.500%, 2/01/25	2/24 at 100.00	N/R	1,356,866

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2013Q:
1,225	4.000%, 7/01/19	No Opt. Call	Baa3	1,255,392
740	4.500%, 7/01/20	No Opt. Call	Baa3	773,885

950	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools, Mesa Project, Series 2015A, 4.000%, 12/15/24	No Opt. Call	BB+	971,366

335	Quail Creek Community Facilities District, Arizona, General Obligation Bonds, Series 2006, 5.150%, 7/15/16	No Opt. Call	N/R	339,556

2,600	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.700%, 4/01/22	4/16 at 100.00	A	2,619,370

7,000	Verrado District 1 Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2006, 5.350%, 7/15/31	7/16 at 100.00	N/R	7,045,080

937	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	7/16 at 100.00	N/R	944,290

870	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Refunding Series 2015, 3.900%, 9/01/24	No Opt. Call	BB+	895,578

206	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A:
$1,000	5.000%, 8/01/19	No Opt. Call	Baa1	$1,090,670
500	5.000%, 8/01/20	No Opt. Call	Baa1	555,350
73,827	Total Arizona			74,030,350

	California – 11.3%

715	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Eskaton Properties Inc., Refunding Series 2013, 5.000%, 11/15/20	No Opt. Call	BBB	798,612

385	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured	No Opt. Call	BBB+	412,497

200	Anaheim Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Redevelopment Project Areas, Series 2007A, 5.000%, 2/01/16 – AGM Insured	No Opt. Call	AA	200,052

9,225	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2002A, 5.250%, 9/01/17	No Opt. Call	Ba3	9,242,343

2,800	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	No Opt. Call	Ba3	3,112,088

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 4740, 3.380%, 4/01/36 (Mandatory put 4/01/27) (IF) (5)	No Opt. Call	AA–	996,600

1,700	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	1,959,131

1,040	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 4.500%, 6/01/21	6/17 at 100.00	BBB+	1,041,903

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
18,030	5.250%, 6/01/21	12/18 at 100.00	BBB–	18,267,996
20,375	5.450%, 6/01/28	12/18 at 100.00	B	20,530,257

	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Obligated Group, Refunding Series 2013:
1,200	4.500%, 4/01/25	4/23 at 100.00	BBB	1,318,404
1,050	4.750%, 4/01/26	4/23 at 100.00	BBB	1,162,402
1,310	5.000%, 4/01/27	4/23 at 100.00	BBB	1,465,576

500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A , 6.000%, 8/01/23	No Opt. Call	BB	568,450

505	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25	10/22 at 102.00	BBB–	518,478

920	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Literacy First Project, Series 2010A, 5.500%, 9/01/22	9/20 at 100.00	BBB–	1,012,092

460	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25	No Opt. Call	N/R	478,368

570	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24	10/22 at 102.00	BBB–	576,686

1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB+	1,226,711

1,525	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A , 6.000%, 6/01/23	6/22 at 102.00	N/R	1,688,602

Nuveen Investments	207

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Series 2014B, 5.250%, 8/15/30	8/24 at 100.00	N/R	$1,599,406

	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
565	5.000%, 8/15/21	No Opt. Call	BBB	659,406
325	5.000%, 8/15/22	No Opt. Call	BBB	382,587
515	5.000%, 8/15/23	No Opt. Call	BBB	618,021

395	California Municipal Finance Authority, Revenue Bonds, Azusa Pacific University Project, Refunding Series 2015B, 5.000%, 4/01/25	No Opt. Call	Baa3	460,420

50	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1	54,387

165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	193,939

1,500	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	No Opt. Call	BBB+	1,702,560

2,280	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 4.250%, 1/01/25	No Opt. Call	N/R	2,292,563

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/23	No Opt. Call	BBB–	234,272
300	5.000%, 11/01/24	No Opt. Call	BBB–	353,721
350	5.000%, 11/01/27	11/24 at 100.00	BBB–	401,643

3,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%, 12/01/27 (Alternative Minimum Tax)	12/23 at 102.00	N/R	3,513,335

3,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 7/01/30 (Alternative Minimum Tax)	No Opt. Call	Baa3	3,355,500

3,070	California School Finance Authority Charter, School Revenue Bonds, Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%, 3/01/28	6/25 at 100.00	N/R	3,150,864

	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education, Obligated Group, Series 2016A:
415	5.000%, 6/01/21 (WI/DD, Settling 2/05/16)	No Opt. Call	N/R	452,968
785	5.000%, 6/01/26 (WI/DD, Settling 2/05/16)	6/25 at 100.00	N/R	857,039

500	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 5.500%, 6/01/22	6/20 at 102.00	N/R	532,830

995	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24	No Opt. Call	BB+	1,068,590

1,800	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%, 8/01/24	No Opt. Call	BB	2,017,926

425	California School finance Authority, School Facility Revenue Bonds, ICEF – View Park Elementary and Middle Schools, Series 2014A, 4.750%, 10/01/24	No Opt. Call	BB	452,629

380	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 5.750%, 11/01/24	No Opt. Call	N/R	403,123

450	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BBB–	483,079

208	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,185	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	$1,305,609

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
9,380	5.250%, 12/01/29	12/24 at 100.00	BB+	10,644,987
2,500	5.250%, 12/01/34	12/24 at 100.00	BB+	2,788,750

1,000	California Statewide Communities Development Authority, Educational Facilities Revenue Bonds, Huntington Park Charter School Project, Series 2007A, 5.150%, 7/01/30	7/17 at 100.00	N/R	1,011,240

2,845	California Statewide Communities Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.125%, 9/02/25	3/16 at 100.00	N/R	2,933,707

1,000	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%, 11/01/24	No Opt. Call	N/R	1,093,280

5,910	California Statewide Communities Development Authority, Revenue Bonds, Ridgecrest Regional Hospital, Series 2007A, 5.000%, 2/01/37 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	AA– (4)	6,310,048

1,195	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A, 4.375%, 9/01/25	No Opt. Call	N/R	1,222,342

	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015:
1,405	4.000%, 9/01/26	No Opt. Call	N/R	1,511,977
1,460	4.125%, 9/01/27	No Opt. Call	N/R	1,566,040

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
1,040	5.000%, 9/02/24	No Opt. Call	N/R	1,197,258
1,100	5.000%, 9/02/25	No Opt. Call	N/R	1,269,565
1,150	5.000%, 9/02/26	9/25 at 100.00	N/R	1,321,120

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,180	5.000%, 7/01/24 (6)	7/16 at 100.00	CCC	1,179,929
2,500	5.000%, 7/01/30 (6)	7/16 at 100.00	CCC	2,487,400

1,995	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22 (7)	7/16 at 100.00	CCC	1,994,820

3,315	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 4.750%, 7/01/25 (6)	7/16 at 100.00	CCC	3,314,801

300	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/21	11/16 at 100.00	N/R	304,119

1,625	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	11/16 at 100.00	N/R	1,637,756

10,010	Chabot-Las Positas Community College District, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/43 – AMBAC Insured	No Opt. Call	Aa3	2,542,640

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
6,050	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	6,529,462
2,000	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	2,165,740

	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014:
540	5.000%, 9/01/23	No Opt. Call	N/R	641,806
1,250	5.000%, 9/01/25	No Opt. Call	N/R	1,483,075

Nuveen Investments	209

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,400	Foothill Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2014B-3, 5.500%, 1/15/53 (Mandatory put 1/15/23)	7/22 at 100.00	BBB–	$6,334,578

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
45,040	4.500%, 6/01/27	6/17 at 100.00	B+	45,175,570
5,000	5.000%, 6/01/33	6/17 at 100.00	B	4,670,550

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
105	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	N/R	110,841
1,390	5.000%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,438,400

	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
375	4.000%, 9/01/19	No Opt. Call	N/R	399,634
255	5.000%, 9/01/20	No Opt. Call	N/R	286,189
200	5.000%, 9/01/23	No Opt. Call	N/R	230,182
250	5.000%, 9/01/24	No Opt. Call	N/R	287,803
320	5.000%, 9/01/25	9/24 at 100.00	N/R	364,838
195	5.000%, 9/01/26	9/24 at 100.00	N/R	219,662

855	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 4.000%, 9/01/20	No Opt. Call	N/R	941,697

4,110	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	4,667,604

1,065	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Pillar Ridge, Refunding Series 2014A, 3.000%, 5/15/20	No Opt. Call	BBB	1,103,255

100	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater Project Area, Refunding Series 2006A, 4.000%, 9/01/16 – AMBAC Insured	No Opt. Call	AA–	101,955

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015:
530	5.000%, 9/01/23	No Opt. Call	N/R	607,645
690	5.000%, 9/01/24	No Opt. Call	N/R	797,730
425	5.000%, 9/01/25	No Opt. Call	N/R	492,800
760	5.000%, 9/01/26	9/25 at 100.00	N/R	877,146
795	5.000%, 9/01/27	9/25 at 100.00	N/R	912,334
835	5.000%, 9/01/28	9/25 at 100.00	N/R	955,023

230	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/19	8/18 at 100.00	BBB–	251,291

	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007:
775	5.000%, 6/01/21	6/17 at 100.00	B–	777,000
6,295	4.625%, 6/01/21	6/17 at 100.00	B–	6,292,293

	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
100	5.000%, 9/01/22	No Opt. Call	N/R	117,598
100	5.000%, 9/01/24	No Opt. Call	N/R	118,956
100	5.000%, 9/01/25	9/24 at 100.00	N/R	117,803
175	5.000%, 9/01/26	9/24 at 100.00	N/R	205,275

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
500	5.000%, 9/01/23	No Opt. Call	N/R	579,165
595	5.000%, 9/01/24	No Opt. Call	N/R	692,806

210	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015:
$834	3.000%, 9/02/20	No Opt. Call	N/R	$845,692
1,580	4.000%, 9/02/25	No Opt. Call	N/R	1,618,094

630	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.000%, 9/01/20	No Opt. Call	N/R	704,138

4,000	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 1.665%, 11/15/27	No Opt. Call	A	3,760,360

445	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	554,621

	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A:
1,200	5.000%, 9/01/24 (WI/DD, Settling 2/18/16)	No Opt. Call	N/R	1,426,224
375	5.000%, 9/01/26 (WI/DD, Settling 2/18/16)	9/25 at 100.00	N/R	446,156
325	5.000%, 9/01/28 (WI/DD, Settling 2/18/16)	9/25 at 100.00	N/R	379,925

1,190	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 5.250%, 9/01/20 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (4)	1,298,349

	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A:
1,965	0.000%, 12/01/17 – AMBAC Insured	No Opt. Call	N/R	1,871,387
1,055	0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	720,470

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B:
950	4.750%, 9/01/23	No Opt. Call	N/R	1,055,241
825	5.200%, 9/01/28	9/24 at 100.00	N/R	945,136

250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A	314,303

7,000	Northern California Gas Authority 1, Gas Project Revenue Bonds, Index Series 2007B, 0.938%, 7/01/27	7/20 at 100.00	A	6,479,410

	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A:
500	5.000%, 8/15/24	No Opt. Call	N/R	607,550
680	5.000%, 8/15/25	No Opt. Call	N/R	832,470
760	5.000%, 8/15/27	8/25 at 100.00	N/R	920,732

690	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 5.500%, 11/01/19	No Opt. Call	Ba1	753,494

880	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Ba1	956,525

2,560	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 4.000%, 9/01/18	No Opt. Call	N/R	2,672,000

	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E:
425	4.000%, 9/01/20	No Opt. Call	N/R	466,123
440	4.000%, 9/01/21	No Opt. Call	N/R	482,561
455	4.000%, 9/01/22	No Opt. Call	N/R	496,983
475	4.000%, 9/01/23	No Opt. Call	N/R	519,493
495	4.000%, 9/01/24	No Opt. Call	N/R	540,837
515	5.000%, 9/01/25	9/24 at 100.00	N/R	598,100
540	5.000%, 9/01/26	9/24 at 100.00	N/R	624,467

Nuveen Investments	211

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,475	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Refunding Series 2014A, 4.375%, 9/01/24	9/23 at 100.00	N/R	$2,732,152

	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014:
20	1.800%, 10/01/16	4/16 at 100.00	N/R	20,051
35	2.150%, 10/01/17	4/16 at 100.00	N/R	35,058
50	2.500%, 10/01/18	4/16 at 100.00	N/R	50,180
70	3.050%, 10/01/19	4/16 at 100.00	N/R	70,417
85	3.450%, 10/01/20	4/16 at 100.00	N/R	85,608
105	3.850%, 10/01/21	4/16 at 100.00	N/R	105,933
135	4.150%, 10/01/22	4/16 at 100.00	N/R	136,277
155	4.400%, 10/01/23	4/16 at 100.00	N/R	156,589
175	4.550%, 10/01/24	4/16 at 100.00	N/R	176,804
205	4.650%, 10/01/25	4/16 at 100.00	N/R	207,095
230	4.800%, 10/01/26	4/16 at 100.00	N/R	232,535
260	4.900%, 10/01/27	4/16 at 100.00	N/R	262,938
290	5.050%, 10/01/28	4/16 at 100.00	N/R	293,521
325	5.100%, 10/01/29	4/16 at 100.00	N/R	328,786
360	5.200%, 10/01/30	4/16 at 100.00	N/R	364,363
395	5.250%, 10/01/31	4/16 at 100.00	N/R	399,669
440	5.350%, 10/01/32	4/16 at 100.00	N/R	445,359
480	5.400%, 10/01/33	4/16 at 100.00	N/R	485,880

500	Richmond Community Development Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/24 at 100.00	AA	605,960

345	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 – AGM Insured	10/24 at 100.00	AA	415,739

	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014:
500	4.125%, 9/01/23	No Opt. Call	N/R	533,100
500	4.250%, 9/01/24	No Opt. Call	N/R	536,215
750	5.000%, 9/01/25	9/24 at 100.00	N/R	845,452

125	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	137,091

340	Riverside Unified School District Finance Authority, Riverside County, California, Special Tax Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/24 – BAM Insured	No Opt. Call	AA	417,608

	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 1 & 2, Refunding Series 2015:
1,140	5.000%, 9/01/22	No Opt. Call	N/R	1,325,387
1,385	5.000%, 9/01/24	No Opt. Call	N/R	1,635,810
1,515	5.000%, 9/01/25	No Opt. Call	N/R	1,784,246
1,655	5.000%, 9/01/26	9/25 at 100.00	N/R	1,940,041
805	5.000%, 9/01/27	9/25 at 100.00	N/R	938,276

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
1,000	5.000%, 9/01/23	No Opt. Call	N/R	1,154,610
2,005	5.000%, 9/01/24	No Opt. Call	N/R	2,326,281
1,800	5.000%, 9/01/25	No Opt. Call	N/R	2,095,272
1,000	5.000%, 9/01/27	9/25 at 100.00	N/R	1,147,590

1,000	Sacramento, California, Special Tax Bonds, Community Facilities District 97-01 North Natomas, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	BBB+	1,217,670

212	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,065	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Refunding Series 2015F, 5.000%, 9/01/24	No Opt. Call	BBB+	$1,286,978

	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2002-1 Kaiser Commerce Center, Refunding Series 2014:
400	5.000%, 9/01/23	No Opt. Call	N/R	463,332
585	5.000%, 9/01/24	No Opt. Call	N/R	681,162
500	5.000%, 9/01/25	9/24 at 100.00	N/R	572,490
655	5.000%, 9/01/26	9/24 at 100.00	N/R	746,779
1,250	5.000%, 9/01/27	9/24 at 100.00	N/R	1,417,762

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
2,500	6.500%, 12/01/22	No Opt. Call	BB+	3,045,075
500	8.000%, 12/01/26	12/21 at 100.00	BB+	657,795
4,000	7.000%, 12/01/26	No Opt. Call	BB+	4,945,480

	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015:
200	4.000%, 9/01/23	No Opt. Call	N/R	221,636
100	5.000%, 9/01/24	No Opt. Call	N/R	118,956
500	5.000%, 9/01/25	No Opt. Call	N/R	598,125
300	5.000%, 9/01/26	9/25 at 100.00	N/R	354,420
500	5.000%, 9/01/27	9/25 at 100.00	N/R	587,330
1,000	5.000%, 9/01/28	9/25 at 100.00	N/R	1,161,630
500	5.000%, 9/01/29	9/25 at 100.00	N/R	579,915

1,425	San Fernando Redevelopment Agency, California, Tax Allocation Bonds, Civic Center Redevelopment Project 3, Series 2006, 4.500%, 9/15/17	9/16 at 100.00	A–	1,443,155

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
360	5.000%, 8/01/23	No Opt. Call	BBB+	429,188
400	5.000%, 8/01/24	No Opt. Call	BBB+	480,208
350	5.000%, 8/01/25	8/24 at 100.00	BBB+	416,006

500	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/27	8/22 at 100.00	N/R	571,640

4,585	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/29	1/25 at 100.00	BBB–	5,145,654

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A:
160	5.000%, 8/01/17 – NPFG Insured	2/16 at 100.00	AA–	160,656
100	5.000%, 8/01/18 – NPFG Insured	2/16 at 100.00	AA–	100,406

250	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/21	No Opt. Call	N/R	287,990

18,455	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 1.690%, 11/01/38	No Opt. Call	A	16,381,027

200	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2008A, 4.000%, 8/01/19 (Pre-refunded 8/01/16)	8/16 at 102.00	AA (4)	207,820

125	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	149,754

100	Stockton-East Water District, California, Certificates of Participation, Series 2002A Refunding, 5.000%, 4/01/20 – FGIC Insured	4/16 at 100.00	AA–	100,241

Nuveen Investments	213

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$805	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-02 Roripaugh, Series 2006, 5.100%, 9/01/16	2/16 at 100.00	N/R	$813,219

1,460	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured	2/16 at 100.00	AA–	1,462,584

10,270	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	6/16 at 100.00	B+	10,271,643

	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A:
400	5.000%, 9/01/23	No Opt. Call	N/R	480,248
385	5.000%, 9/01/24	No Opt. Call	N/R	465,246
865	5.000%, 9/01/26	9/25 at 100.00	N/R	1,045,058
1,000	5.000%, 9/01/27	9/25 at 100.00	N/R	1,192,520

	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
250	5.000%, 9/01/26	9/25 at 100.00	N/R	292,555
225	5.000%, 9/01/28	9/25 at 100.00	N/R	261,259

340	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.375%, 12/01/20	No Opt. Call	A+	401,292

3,265	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.000%, 1/01/26	1/21 at 100.00	A–	3,841,566

230	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	253,104

520	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	578,105

1,040	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/21	7/17 at 100.00	Baa1	1,092,146

340	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	366,880

9,260	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25	9/22 at 102.00	N/R	10,168,128

1,340	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diable Grande Community Facilities District 1, Refunding Series 2014, 4.000%, 9/01/21	No Opt. Call	N/R	1,360,850

	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Refunding Series 2015.:
680	5.000%, 9/01/26	3/25 at 100.00	N/R	797,708
735	5.000%, 9/01/27	3/25 at 100.00	N/R	857,525
795	5.000%, 9/01/28	3/25 at 100.00	N/R	924,537
930	5.000%, 9/01/30	3/25 at 100.00	N/R	1,069,788
1,010	5.000%, 9/01/31	3/25 at 100.00	N/R	1,153,794
359,984	Total California			371,401,919

	Colorado – 2.6%

500	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.875%, 10/01/26 – SYNCORA GTY Insured	No Opt. Call	BBB–	584,560

	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007:
1,655	4.625%, 12/01/29 – RAAI Insured	12/17 at 100.00	AA	1,695,978
1,000	4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	1,023,270

214	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$275	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013, 5.000%, 6/01/23	No Opt. Call	A	$326,543

625	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%, 7/01/26	7/25 at 100.00	BB+	643,194

4,650	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Brighton School Project, Series 2006, 6.000%, 11/01/36	11/16 at 100.00	N/R	4,706,405

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A:
75	5.000%, 6/15/16	No Opt. Call	A	76,037
100	4.750%, 6/15/22	6/17 at 100.00	A	103,606

360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 4.750%, 7/15/29	7/19 at 100.00	BBB	373,237

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28	8/18 at 100.00	N/R	524,625

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/29	1/24 at 100.00	A	569,905

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29	12/19 at 100.00	BBB	1,075,100

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 4.125%, 7/01/24	No Opt. Call	BB+	522,055

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
545	4.000%, 12/15/25	No Opt. Call	BB+	551,644
1,160	5.000%, 12/15/28	12/25 at 100.00	BB+	1,234,344

470	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014, 4.000%, 11/01/24	No Opt. Call	BB+	485,910

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	1,122,730

1,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 5.000%, 2/01/27	2/26 at 100.00	N/R	1,255,863

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012, 5.625%, 6/01/22 (8)	No Opt. Call	N/R	805,000

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012B:
2,000	5.000%, 12/01/25	No Opt. Call	BBB+	2,239,120
505	4.000%, 12/01/26	12/22 at 100.00	BBB+	525,261

535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012C, 5.000%, 12/01/21	No Opt. Call	BBB+	613,270

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
1,500	5.000%, 6/01/23	No Opt. Call	A–	1,754,100
3,520	5.000%, 6/01/25	No Opt. Call	A–	4,147,933

1,630	Colorado Health Facilities Authority, Colorado, Revenue Bonds, National Jewish Medical and Research Center, Series 2012, 5.000%, 1/01/18	No Opt. Call	N/R	1,703,008

Nuveen Investments	215

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A:
$700	5.000%, 12/01/25	No Opt. Call	N/R	$709,184
750	5.500%, 12/01/30	12/25 at 100.00	N/R	760,755

50	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.000%, 12/01/18 – RAAI Insured	12/17 at 100.00	AA	51,476

1,000	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.250%, 12/01/30	12/20 at 103.00	N/R	1,050,130

1,500	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.850%, 12/01/26 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (4)	1,566,600

535	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26	12/25 at 100.00	N/R	536,257

1,500	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 2007A, 5.250%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	BB–	1,559,325

295	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006, 5.000%, 12/01/30 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	300,410

585	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2009A, 6.250%, 12/01/33	12/19 at 100.00	BBB+	660,793

485	Denver International Business Center Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2010, 5.000%, 12/01/30	12/20 at 100.00	BBB–	513,998

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A:
750	5.000%, 9/01/19	No Opt. Call	BBB+	850,088
665	5.000%, 9/01/20	No Opt. Call	BBB+	772,850

80	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007A-1, 5.250%, 9/01/16 – NPFG Insured	No Opt. Call	AA–	82,094

3,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007CD-2, 1.880%, 9/01/39 (Mandatory put 9/01/17) – NPFG Insured	3/17 at 100.00	AA–	3,008,700

	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015:
175	5.000%, 12/01/18	No Opt. Call	N/R	185,486
200	5.000%, 12/01/19	No Opt. Call	N/R	214,118
430	5.000%, 12/01/20	No Opt. Call	N/R	460,732
850	5.000%, 12/01/24	12/22 at 100.00	N/R	910,325

200	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	AA	205,902

789	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (4)	823,645

5,315	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 5.250%, 12/01/24	No Opt. Call	N/R	5,726,434

1,395	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%, 12/01/28	12/24 at 100.00	N/R	1,464,443

2,280	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 4.750%, 12/01/26	12/20 at 103.00	N/R	2,334,036

3,000	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	3,040,050

216	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$4,660	North Range Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.500%, 12/15/27	12/17 at 100.00	N/R	$4,736,610

1,400	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	6/16 at 100.00	N/R	1,402,856

	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A:
1,000	5.000%, 12/01/24	No Opt. Call	N/R	1,207,110
1,000	5.000%, 12/01/26	12/25 at 100.00	N/R	1,211,970
1,500	5.000%, 12/01/28	12/25 at 100.00	N/R	1,782,030
1,350	5.000%, 12/01/30	12/25 at 100.00	N/R	1,582,281

1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/18	No Opt. Call	N/R	1,587,780

100	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding & Improvement Series 2010B, 3.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	103,569

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
4,220	5.250%, 12/15/21	12/16 at 100.00	N/R	4,304,105
1,250	5.400%, 12/15/31	12/16 at 100.00	N/R	1,271,050

1,000	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.125%, 12/01/25	12/20 at 103.00	N/R	1,033,930

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,195	6.125%, 11/15/23	No Opt. Call	A	2,792,677
440	6.250%, 11/15/28	No Opt. Call	A	578,336

200	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015, 4.250%, 12/01/28	12/24 at 100.00	N/R	205,990

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
215	5.375%, 1/15/25	7/20 at 100.00	A–	239,783
800	6.000%, 1/15/26	7/20 at 100.00	A–	907,760

940	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.200%, 12/01/17	No Opt. Call	N/R	874,003

250	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/16 – RAAI Insured	No Opt. Call	AA	258,763

1,000	Tablerock Metropolitan District, Jefferson County, Colorado, Limited Tax, General Obligation Improvement Bonds, Refunding Series 2007, 4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	1,048,640

506	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	12/16 at 100.00	N/R	509,760

85	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.250%, 12/01/25	6/16 at 100.00	N/R	84,994
78,995	Total Colorado			84,174,526

	Connecticut – 0.6%

7,500	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/16 at 100.00	B2	7,543,800

Nuveen Investments	217

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

$75	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 4.375%, 7/01/18 – RAAI Insured	7/16 at 100.00	AA	$75,195

10,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index, Series 2015C, 1.380%, 6/15/24 (UB)	No Opt. Call	AA	10,010,600

1,850	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	5/16 at 100.00	Ba1	1,854,070
19,425	Total Connecticut			19,483,665

	Delaware – 0.1%

2,040	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25	No Opt. Call	N/R	2,072,742

830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21	No Opt. Call	BBB	915,980
2,870	Total Delaware			2,988,722

	District of Columbia – 0.4%

8,555	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A, 6.250%, 10/01/32	No Opt. Call	BBB	9,094,222

725	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB+	836,868

1,770	District of Columbia, Revenue Bonds, The Methodist Home of the District of Columbia, Series 1999, 4.500%, 1/01/25	No Opt. Call	N/R	1,810,444
11,050	Total District of Columbia			11,741,534

	Florida – 11.7%

500	A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 5.500%, 11/01/25	No Opt. Call	N/R	503,735

	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area A-2 Series 2016:
230	4.250%, 11/01/21	No Opt. Call	N/R	230,718
725	5.500%, 11/01/30	11/26 at 100.00	N/R	727,857

950	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	No Opt. Call	N/R	950,332

1,390	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	1,531,627

	Babcock Ranch Community Independent Special District, Florida, Special Assessment Bonds, Series 2015:
750	4.250%, 11/01/21	No Opt. Call	N/R	750,825
775	4.750%, 11/01/26	11/25 at 100.00	N/R	775,543
1,135	5.000%, 11/01/31	11/25 at 100.00	N/R	1,139,324

885	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	900,718

1,000	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%, 11/01/25	No Opt. Call	N/R	1,004,710

625	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 4.000%, 5/01/20	No Opt. Call	BBB	634,106

218	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
$3,225	4.000%, 11/01/25	No Opt. Call	N/R	$3,274,568
3,105	4.700%, 11/01/29	11/25 at 100.00	N/R	3,175,763

815	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	974,332

	Bellalago Educational Facilities Benefit District, Florida, Capital Improvement Bonds, Refunding Series 2014:
1,005	3.375%, 5/01/21	No Opt. Call	A3	1,058,858
1,040	3.600%, 5/01/22	No Opt. Call	A3	1,111,053
1,080	3.750%, 5/01/23	No Opt. Call	A3	1,164,964
1,125	3.875%, 5/01/24	No Opt. Call	A3	1,219,905
1,165	4.000%, 5/01/25	5/24 at 100.00	A3	1,256,592
1,220	4.125%, 5/01/26	5/24 at 100.00	A3	1,316,600
1,070	4.250%, 5/01/27	5/24 at 100.00	A3	1,155,011

750	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016, 3.500%, 5/01/22 (WI/DD, Settling 2/09/16)	No Opt. Call	N/R	747,323

420	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Refunding Series 2013A, 5.000%, 4/01/19	No Opt. Call	A–	464,675

3,595	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009, 6.500%, 11/01/29	11/19 at 100.00	BB+	3,917,400

2,300	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/16 at 100.00	B2	2,316,192

970	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A, 5.000%, 4/01/26 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,122,445

	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015:
230	3.750%, 7/01/19	No Opt. Call	N/R	232,463
500	4.000%, 7/01/20	No Opt. Call	N/R	506,870
580	4.250%, 7/01/21	No Opt. Call	N/R	589,535
550	4.500%, 7/01/22	No Opt. Call	N/R	557,332
1,230	4.750%, 7/01/24	No Opt. Call	N/R	1,254,772

	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan Program – Florida Universities, Series 2001F:
120	5.500%, 10/01/17 – NPFG Insured	2/16 at 100.00	AA–	120,040
200	5.125%, 10/01/21 – NPFG Insured	2/16 at 100.00	AA–	199,998

735	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 6.500%, 1/01/24	1/21 at 103.00	N/R	627,396

280	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50	2/16 at 100.00	N/R	279,983

7,440	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	8,130,804

1,000	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A, 3.500%, 7/01/25	No Opt. Call	N/R	1,015,250

1,000	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%, 11/01/29	11/26 at 100.00	N/R	1,006,090

Nuveen Investments	219

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
$1,350	4.750%, 5/01/24	No Opt. Call	N/R	$1,377,189
1,775	5.000%, 5/01/34	5/24 at 100.00	N/R	1,811,601

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
65	6.000%, 6/01/16	No Opt. Call	A+	66,264
95	5.500%, 6/01/16 – AGC Insured	No Opt. Call	AA	96,685

425	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 4.000%, 6/01/16	No Opt. Call	AA–	430,385

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
130	5.000%, 6/01/16	No Opt. Call	A+	132,087
285	4.250%, 6/01/17	No Opt. Call	A+	298,671
265	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	276,832

230	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/22	No Opt. Call	AA–	276,345

2,250	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	2,611,597

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
4,780	4.500%, 6/01/23	No Opt. Call	BBB–	5,095,719
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	539,315
1,000	5.625%, 6/01/33	6/23 at 100.00	BBB–	1,093,630

3,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.000%, 5/15/24	No Opt. Call	N/R	3,536,910

12,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20	5/16 at 100.00	N/R	12,021,000

2,465	Concord Station Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/35	5/16 at 100.00	N/R	2,465,887

4,150	Creekside At Twin Creeks Community Development District, Florida, Special Assessment Bond Anticipation Notes, Series 2015, 6.000%, 11/01/16	4/16 at 100.00	N/R	4,152,117

2,130	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1, 4.000%, 5/01/24	No Opt. Call	BBB	2,172,770

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
1,030	4.500%, 5/01/25	No Opt. Call	N/R	1,053,618
1,740	4.625%, 5/01/26	No Opt. Call	N/R	1,783,483

	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015:
2,200	3.750%, 5/01/20	No Opt. Call	N/R	2,214,872
2,750	4.250%, 5/01/25	5/22 at 100.00	N/R	2,775,630

1,890	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 4.125%, 11/01/23	No Opt. Call	N/R	1,931,221

325	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Bonds, Baptist Hospital, Inc. Project, Series 2010A, 5.750%, 8/15/29	8/20 at 100.00	A3	372,889

220	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,270	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	$1,466,875

465	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	475,760

1,485	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013A, 3.625%, 5/01/18	No Opt. Call	N/R	1,520,892

1,550	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/21	No Opt. Call	N/R	1,545,211

4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31	12/21 at 101.00	N/R	4,404,680

1,635	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	1,727,574

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
330	5.000%, 6/15/24	No Opt. Call	N/R	337,003
2,500	5.625%, 6/15/29	6/24 at 100.00	N/R	2,557,625

2,730	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 5.000%, 6/15/25	No Opt. Call	N/R	2,795,547

1,220	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	BB–	1,357,714

5,855	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 6.375%, 12/15/25	6/23 at 100.00	N/R	6,389,620

1,750	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 5.750%, 6/15/29	6/24 at 100.00	N/R	1,812,755

50	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University, Refunding Series 2011, 4.250%, 4/01/17	No Opt. Call	Baa1	51,668

	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A:
1,750	5.000%, 10/01/24	No Opt. Call	BBB+	2,083,865
1,250	5.000%, 10/01/25	No Opt. Call	BBB+	1,492,375
2,000	5.000%, 10/01/26	10/25 at 100.00	BBB+	2,368,620

200	Florida Municipal Loan Council, Infrastructure Improvement Revenue Bonds, 9B Design-Build-Finance Project, Series 2012, 1.750%, 8/15/16	No Opt. Call	AA–	200,598

1,255	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	1,372,192

765	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	771,089

835	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	908,797

435	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	5/16 at 100.00	N/R	435,196

845	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 4.000%, 5/01/25	5/24 at 100.00	N/R	851,904

955	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 4.000%, 5/01/25	5/24 at 100.00	N/R	962,802

Nuveen Investments	221

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,595	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28	5/24 at 100.00	N/R	$1,615,575

2,010	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28	5/24 at 100.00	N/R	2,021,558

2,415	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	2,458,712

6,470	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%, 5/01/25	5/24 at 100.00	N/R	6,679,434

1,245	Harrison Ranch Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/38	5/17 at 100.00	A–	1,279,362

435	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 4.625%, 11/01/24	No Opt. Call	N/R	440,559

	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013:
380	2.875%, 5/01/19	No Opt. Call	A–	391,476
390	3.000%, 5/01/20	No Opt. Call	A–	404,914
405	3.250%, 5/01/21	No Opt. Call	A–	426,060

135	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2014, 4.750%, 5/01/25	5/24 at 100.00	N/R	143,092

1,200	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	1,221,480

4,000	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	4,211,600

305	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	315,553

2,420	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25	No Opt. Call	N/R	2,563,675

155	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	164,069

4,805	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24	No Opt. Call	N/R	5,131,163

280	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012, 5.000%, 11/01/24	11/22 at 100.00	N/R	288,714

1,000	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	1,028,780

	Lakewood Ranch Stewardship District, Florida, Special Assessment Bonds, Lakewood Ranch South Project, Series 2016:
1,535	4.000%, 5/01/21 (WI/DD, Settling 2/08/16)	No Opt. Call	N/R	1,556,229
1,660	4.250%, 5/01/26 (WI/DD, Settling 2/08/16)	No Opt. Call	N/R	1,664,017

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
1,000	4.250%, 5/01/25	No Opt. Call	N/R	1,031,730
735	4.875%, 5/01/35	No Opt. Call	N/R	755,249

222	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
$6,980	5.250%, 6/15/27	6/17 at 100.00	BB	$7,103,965
4,000	5.375%, 6/15/37	6/17 at 100.00	BB	4,063,680

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series 2007:
2,000	5.000%, 11/15/16	No Opt. Call	BBB–	2,059,280
3,500	5.000%, 11/15/22	5/17 at 100.00	BBB–	3,670,625
2,110	5.000%, 11/15/29	5/17 at 100.00	BBB–	2,192,501

1,050	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	1,098,405

	Manatee County School Board, Florida, Certificates of Participation, Series 2011A:
790	4.500%, 7/01/18	No Opt. Call	BBB+	833,766
1,225	5.000%, 7/01/20	No Opt. Call	BBB+	1,358,672

17,060	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	17,491,447

1,735	Martin County School Board, Florida, Certificates of Participation, Refunding Series 2014A, 5.000%, 7/01/27 – AGM Insured	7/24 at 100.00	AA	2,089,599

	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012:
295	4.000%, 5/01/19	No Opt. Call	BBB+	306,697
305	4.200%, 5/01/20	No Opt. Call	BBB+	321,802
1,315	5.100%, 5/01/31	5/22 at 100.00	BBB+	1,418,898

450	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014, 5.000%, 11/15/23	No Opt. Call	Baa1	540,013

335	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/24	No Opt. Call	BBB+	407,203

500	Miami, Florida, Limited Ad Valorem Tax Refunding Bonds, Homeland Defense / Neighborhood Capital Improvement Project, Series 2007A, 5.000%, 1/01/22 – NPFG Insured	1/17 at 100.00	AA–	519,205

5,000	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Port of Miami Tunnel Project, Refunding Series 2012, 5.000%, 3/01/30	No Opt. Call	A2	5,719,400

1,770	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/26	7/24 at 100.00	A2	2,142,319

750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pine crest Academy Project, Series 2014, 5.000%, 9/15/24	No Opt. Call	BBB–	838,702

1,000	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%, 9/15/25	No Opt. Call	N/R	1,028,430

6,715	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B, 4.250%, 5/01/24	5/23 at 100.00	N/R	7,216,745

10,455	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 4.250%, 5/01/24	5/23 at 100.00	N/R	11,236,198

645	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	695,955

Nuveen Investments	223

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015:
$1,000	3.500%, 5/01/20	No Opt. Call	N/R	$1,004,440
3,730	5.000%, 5/01/28	5/25 at 100.00	N/R	3,956,150

1,225	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,269,198

625	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Heron Bay North Assessment Area, Series 2006A, 5.200%, 5/01/27	5/16 at 100.00	N/R	626,063

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
1,270	3.750%, 8/01/19	No Opt. Call	N/R	1,280,071
2,500	4.500%, 8/01/24	No Opt. Call	N/R	2,550,400

3,145	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 4.650%, 8/01/25	No Opt. Call	N/R	3,186,388

	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015:
500	3.500%, 11/01/20	No Opt. Call	N/R	501,825
375	4.250%, 11/01/25	No Opt. Call	N/R	377,985

500	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012, 4.500%, 6/01/27	6/21 at 100.00	A–	534,035

935	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25	No Opt. Call	N/R	951,765

1,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract Payments, Series 2008A, 5.250%, 11/01/19	No Opt. Call	AA	1,062,310

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014:
1,170	5.000%, 12/01/23	No Opt. Call	BBB+	1,392,826
2,335	5.000%, 12/01/24	No Opt. Call	BBB+	2,799,712

750	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/21	No Opt. Call	BBB+	856,875

775	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc., Series 2015C, 5.000%, 5/15/27	5/25 at 100.00	A	909,253

1,650	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Entrance Fee Series 2014C, 6.000%, 6/01/21	No Opt. Call	N/R	1,727,929

3,300	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, The Waterford Project, Series 2007, 5.750%, 11/15/26 (Pre-refunded 11/15/17)	11/17 at 100.00	A (4)	3,598,320

570	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	5/16 at 100.00	BBB–	571,556

590	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-2, 7.400%, 11/01/19	No Opt. Call	N/R	617,187

	Parklands Lee Community Development District, Florida, Special Assessment Bonds, Series 2013A-1:
145	3.125%, 5/01/20	No Opt. Call	A–	147,069
145	3.250%, 5/01/21	No Opt. Call	A–	146,795
155	3.375%, 5/01/22	No Opt. Call	A–	157,406

495	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	521,344

224	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$990	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/19	No Opt. Call	N/R	$1,022,789

1,770	Pinellas County Educational Facilities Authority, Florida, Revenue Bonds, Eckerd College Project, Series 2006, 5.250%, 10/01/29 (Pre-refunded 10/01/16) – ACA Insured	10/16 at 100.00	N/R (4)	1,826,941

620	Pompano Beach, Florida, Revenue Bonds, John Knox Village Project, Series 2015, 5.000%, 9/01/23	No Opt. Call	A–	735,704

	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
1,305	5.000%, 7/01/27 – NPFG Insured	7/17 at 100.00	AA–	1,379,268
450	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	473,616

880	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	892,654

	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A:
3,000	4.000%, 5/01/20	No Opt. Call	N/R	3,042,540
3,820	5.000%, 5/01/25	No Opt. Call	N/R	4,067,880

	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
550	3.500%, 5/01/19	No Opt. Call	N/R	553,383
995	4.250%, 5/01/25	No Opt. Call	N/R	1,009,587

315	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 6.125%, 11/01/27	11/24 at 100.00	N/R	334,612

7,505	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish Housing Council, Inc., Series 2007, 5.625%, 7/01/27	7/17 at 100.00	N/R	7,573,896

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
1,440	5.750%, 10/01/22	10/17 at 100.00	BBB–	1,513,944
8,035	5.500%, 10/01/24	10/17 at 100.00	BBB–	8,414,895
9,315	5.250%, 10/01/27	10/17 at 100.00	BBB–	9,717,594

	Shingle Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2015:
1,510	3.625%, 11/01/20	No Opt. Call	N/R	1,523,258
2,000	4.500%, 11/01/25	No Opt. Call	N/R	2,022,840

	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015:
440	3.625%, 5/01/20	No Opt. Call	N/R	440,132
535	4.375%, 5/01/25	5/24 at 101.00	N/R	536,878

2,260	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.350%, 5/01/36	5/16 at 100.00	N/R	2,260,814

	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1:
1,275	5.000%, 3/01/19	No Opt. Call	BBB+	1,399,950
1,325	5.000%, 3/01/20	No Opt. Call	BBB+	1,486,690
2,000	5.000%, 3/01/21	No Opt. Call	BBB+	2,282,160
1,000	5.000%, 3/01/22	No Opt. Call	BBB+	1,154,110
1,000	5.000%, 3/01/23	No Opt. Call	BBB+	1,167,470
1,925	5.000%, 3/01/24	No Opt. Call	BBB+	2,262,857
9,370	5.000%, 3/01/30	3/24 at 100.00	BBB+	10,559,803

Nuveen Investments	225

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$830	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	$853,829

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013:
780	3.500%, 5/01/18	No Opt. Call	N/R	794,578
1,185	4.000%, 5/01/25	5/23 at 100.00	N/R	1,242,627

1,020	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	1,173,500

2,325	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	2,390,053

	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2015:
750	4.000%, 11/01/20	No Opt. Call	N/R	759,293
1,215	4.500%, 11/01/26	11/25 at 100.00	N/R	1,242,568

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/25	1/24 at 100.00	A–	590,120

1,910	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014B, 5.000%, 7/01/28	7/24 at 100.00	A–	2,215,524

790	Talis Park Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2013, 4.250%, 11/01/24	11/23 at 100.00	N/R	828,133

7,815	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/16 at 100.00	N/R	7,822,268

1,445	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27	11/26 at 102.00	N/R	1,475,836

	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
440	3.625%, 11/01/20	No Opt. Call	N/R	445,738
530	4.375%, 11/01/25	No Opt. Call	N/R	542,052

470	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 4.250%, 11/01/21	No Opt. Call	N/R	475,067

400	Tuscany Reserve Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005A, 5.550%, 5/01/36	5/16 at 100.00	N/R	400,960

615	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	721,266

1,625	Village Community Development District 10, Sumter County, Florida, Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23	No Opt. Call	N/R	1,786,492

1,555	Village Community Development District 11, Florida, Special Assessment Bonds, Series 2014, 3.250%, 5/01/19	No Opt. Call	N/R	1,567,362

	Village Community Development District 7, Sumter County, Florida, Special Assessment Revenue Bonds, Refunding Series 2015:
840	4.000%, 5/01/24	No Opt. Call	A	925,873
695	4.000%, 5/01/25	No Opt. Call	A	770,470
2,490	4.000%, 5/01/26	5/25 at 100.00	A	2,743,208

	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2015B:
650	5.000%, 10/15/24	No Opt. Call	A–	792,694
400	5.000%, 10/15/25	No Opt. Call	A–	486,176

226	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,005	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	$2,053,180

70	Westchase East Community Development District, Florida, Special Assessment Bonds, Series 2007-2, 4.000%, 5/01/18 – NPFG Insured	5/17 at 100.00	AA–	70,692

	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015:
350	4.000%, 11/01/20	No Opt. Call	N/R	352,860
400	4.375%, 11/01/25	No Opt. Call	N/R	403,960

525	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	535,568

640	Wynnmere West Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	654,880
362,015	Total Florida			382,089,290

	Georgia – 0.8%

1,750	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.600%, 1/01/30	7/16 at 100.00	A–	1,756,790

	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, Kennesaw State University Real Estate Foundations Projects, Refunding Series 2014C:
940	5.000%, 7/15/21	No Opt. Call	Baa2	1,079,186
985	5.000%, 7/15/22	No Opt. Call	Baa2	1,136,217
1,040	5.000%, 7/15/23	No Opt. Call	Baa2	1,207,190
750	5.000%, 7/15/24	No Opt. Call	Baa2	869,820
1,000	5.000%, 7/15/26	7/24 at 100.00	Baa2	1,139,960
1,000	5.000%, 7/15/27	7/24 at 100.00	Baa2	1,131,100
1,000	5.000%, 7/15/29	7/24 at 100.00	Baa2	1,116,660

1,200	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	1,319,184

4,955	Fulton County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East, Series 2007A, 1.434%, 11/15/28	No Opt. Call	AA+	4,789,354

560	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23	No Opt. Call	N/R	579,566

	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A:
760	5.000%, 7/01/17	No Opt. Call	N/R	778,316
2,500	5.000%, 7/01/27	7/17 at 100.00	N/R	2,535,525

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
490	5.500%, 7/15/23	7/21 at 100.00	N/R	502,170
958	5.500%, 7/15/30	7/21 at 100.00	N/R	982,972
1,052	5.500%, 1/15/36	7/21 at 100.00	N/R	1,079,133

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
330	5.000%, 3/15/21	No Opt. Call	A	379,576
830	5.000%, 3/15/22	No Opt. Call	A	964,593

125	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/19	No Opt. Call	Baa2	141,001

	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014:
1,900	5.000%, 4/01/27	4/24 at 100.00	Baa2	2,243,330
925	5.000%, 4/01/33	4/24 at 100.00	Baa2	1,055,286
25,050	Total Georgia			26,786,929

Nuveen Investments	227

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam – 1.5%

	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A:
$500	5.000%, 11/01/17	No Opt. Call	A–	$534,250
1,000	6.000%, 11/01/26	No Opt. Call	A–	1,202,830

2,200	Guam Education Financing Foundation, Certificates of Participation, Guam Public School Facilities Project, Series 2006B, 4.500%, 10/01/26 – ACA Insured	10/16 at 100.00	N/R	2,201,672

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,080	6.000%, 12/01/20	No Opt. Call	B+	1,168,420
2,000	6.625%, 12/01/30	12/20 at 100.00	B+	2,195,980
600	6.875%, 12/01/40	12/20 at 100.00	B+	661,428

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A:
410	5.000%, 7/01/19	No Opt. Call	A–	454,793
385	5.000%, 7/01/21	No Opt. Call	A–	441,718
400	5.000%, 7/01/22	No Opt. Call	A–	465,568
1,750	5.000%, 7/01/23	No Opt. Call	A–	2,059,627
2,200	5.000%, 7/01/24	No Opt. Call	A–	2,602,534

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
350	5.250%, 7/01/20	No Opt. Call	A–	400,781
1,000	5.000%, 7/01/28	7/23 at 100.00	A–	1,142,540

1,190	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB–	1,322,042

	Guam Government, General Obligation Bonds, 2009 Series A:
5,525	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	6,724,477
3,525	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	4,323,060

	Guam Government, General Obligation Bonds, Series 2007A:
3,000	5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB– (4)	3,231,720
2,275	5.125%, 11/15/27 (Pre-refunded 11/15/17)	11/17 at 100.00	BB– (4)	2,455,771

2,010	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24	12/19 at 100.00	BBB+	2,244,406

675	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.000%, 10/01/18	No Opt. Call	BBB	744,592

3,250	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 – AGM Insured (Alternative Minimum Tax) (5)	No Opt. Call	AA	3,728,920

5,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.500%, 10/01/30	10/20 at 100.00	BBB	5,641,500

1,500	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,813,575

	Guam Power Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 10/01/23	No Opt. Call	BBB	1,185,590
1,000	5.000%, 10/01/25	10/24 at 100.00	BBB	1,184,590
43,825	Total Guam			50,132,384

	Hawaii – 0.9%

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
1,335	5.000%, 7/01/20	No Opt. Call	BB+	1,410,187
1,555	5.750%, 7/01/23	No Opt. Call	BB+	1,727,154
1,575	6.250%, 7/01/27	7/23 at 100.00	BB+	1,759,842

20,375	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	No Opt. Call	N/R	20,756,420

228	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$255	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	BB+	$255,541

4,510	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27	5/16 at 100.00	BB–	4,524,116
29,605	Total Hawaii			30,433,260

	Idaho – 0.2%

1,000	Canyon County School District 131 Nampa, Idaho, General Obligation Bonds, Series 2006, 5.000%, 7/30/21 – NPFG Insured	No Opt. Call	AA–	1,054,510

1,320	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc. Project, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	BB+	1,396,190

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
25	5.250%, 9/01/26	9/16 at 100.00	BB+	25,228
1,500	5.250%, 9/01/30	9/16 at 100.00	BB+	1,511,430

1,290	Nez Pierce County, Idaho, Pollution Control Revenue Bonds, Potlach Corporation Project, Refunding Series 1996, 6.000%, 10/01/24	4/16 at 100.00	BB	1,291,600
5,135	Total Idaho			5,278,958

	Illinois – 6.9%

3,245	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	11/17 at 100.00	N/R	3,278,423

6,865	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/17 at 100.00	N/R	6,879,485

1,235	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.000%, 11/01/20	No Opt. Call	BBB	1,358,414

15,960	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004, 3.490%, 6/15/23	12/16 at 100.00	N/R	15,985,376

3,180	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2007B, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	B+	3,194,183

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
1,500	5.000%, 12/01/16	No Opt. Call	B+	1,486,320
1,620	5.000%, 12/01/17	No Opt. Call	B+	1,555,718

1,490	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2009F, 5.000%, 12/01/16	No Opt. Call	B+	1,476,411

630	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured	6/16 at 100.00	AA–	632,073

5,860	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Series 2005B, 5.000%, 12/01/21 – AMBAC Insured	No Opt. Call	B+	5,762,783

1,200	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33	3/16 at 100.00	N/R	1,200,804

372	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24	3/17 at 100.00	Ba3	386,720

1,500	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015B, 5.000%, 1/01/25	No Opt. Call	A	1,843,995

480	Chicago, Illinois, General Obligation Bonds, Direct Access Bond Program Series 2006B-1, 4.300%, 1/01/24 – AMBAC Insured	7/16 at 100.00	BBB+	480,312

Nuveen Investments	229

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
$2,650	5.000%, 1/01/25	No Opt. Call	BBB+	$2,736,549
6,630	5.000%, 1/01/26	1/25 at 100.00	BBB+	6,802,513

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B:
1,625	5.000%, 1/01/20	No Opt. Call	BBB+	1,700,823
5,870	5.000%, 1/01/23	No Opt. Call	BBB+	6,102,863

1,975	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C, 5.000%, 1/01/34	No Opt. Call	BBB+	1,909,114

1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2014A, 5.000%, 1/01/22	No Opt. Call	BBB+	1,050,620

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
9,665	5.000%, 1/01/25	No Opt. Call	BBB	9,980,659
7,665	5.000%, 1/01/26	No Opt. Call	BBB	7,882,149
5,000	5.000%, 1/01/27	1/26 at 100.00	BBB	5,109,700

	Chicago, Illinois, General Obligation Bonds, Series 2015A:
5,565	5.000%, 1/01/26	1/25 at 100.00	BBB+	5,709,801
5,000	5.250%, 1/01/27	1/25 at 100.00	BBB+	5,209,450

921	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	6/16 at 100.00	N/R	925,292

2,750	Chicago, Illinois, Tax Increment Allocation Bonds, Chicago Pilsen Redevelopment Project, Series 2014, 5.000%, 6/01/22	No Opt. Call	A	3,158,320

2,390	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	2,698,668

300	Governors State University Board of Trustees, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2008, 4.125%, 1/01/21	No Opt. Call	AA	308,007

1,385	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Senior Lien Series 2008, 6.550%, 1/01/20	1/18 at 102.00	N/R	1,485,232

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
1,095	5.000%, 12/01/16	No Opt. Call	BBB	1,132,110
350	5.000%, 12/01/21	12/16 at 100.00	BBB	358,638
70	5.000%, 12/01/26	12/16 at 100.00	BBB	70,977

	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
335	4.500%, 12/01/20	No Opt. Call	BBB	337,368
815	5.250%, 12/01/25	No Opt. Call	BBB	827,494
1,815	5.500%, 12/01/30	12/25 at 100.00	BBB	1,831,389

2,335	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BBB–	2,563,667

	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2015:
920	5.000%, 9/01/20	No Opt. Call	BBB	1,010,786
1,080	5.000%, 9/01/25	No Opt. Call	BBB	1,217,743
1,000	5.000%, 9/01/32	9/24 at 100.00	BBB	1,070,640

2,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	Caa1	1,933,040

230	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$315	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.250%, 5/15/20	5/16 at 100.00	N/R	$315,992

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
360	5.000%, 9/01/22	No Opt. Call	BBB	417,632
800	5.000%, 9/01/23	No Opt. Call	BBB	937,144
1,495	5.000%, 9/01/25	9/24 at 100.00	BBB	1,748,029
1,000	5.000%, 9/01/26	9/24 at 100.00	BBB	1,159,580
1,400	5.000%, 9/01/27	9/24 at 100.00	BBB	1,614,200
800	5.000%, 9/01/29	9/24 at 100.00	BBB	912,856

65	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 4.900%, 11/15/17	5/16 at 100.00	N/R	65,420

1,235	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	BBB–	1,261,293

765	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	816,576

225	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27	5/20 at 100.00	BBB–	244,791

130	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	157,647

1,845	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.375%, 2/15/25	2/16 at 100.00	BB–	1,845,535

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
100	5.000%, 4/01/19	4/16 at 100.00	Baa3	100,282
5,765	5.000%, 4/01/22	4/16 at 100.00	Baa3	5,775,319
1,000	5.000%, 4/01/26	4/16 at 100.00	Baa3	1,000,940

370	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	400,692

2,900	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A, 5.500%, 5/15/26	5/17 at 100.00	N/R	2,940,223

1,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29 (Pre-refunded 5/15/19)	5/19 at 100.00	A (4)	1,197,290

195	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.250%, 5/01/22	5/20 at 100.00	BBB+	230,582

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
1,000	5.000%, 7/01/20	No Opt. Call	A–	1,116,690
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,133,880
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,157,400

25	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B, 4.000%, 5/15/16 – AGM Insured	No Opt. Call	AA	25,183

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
165	5.000%, 8/15/24	No Opt. Call	Baa1	194,131
375	5.000%, 8/15/25	No Opt. Call	Baa1	443,381
1,000	5.000%, 8/15/27	8/25 at 100.00	Baa1	1,164,370

3,635	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation, Series 2009, 6.125%, 5/15/25	5/19 at 100.00	BBB+	4,085,776

Nuveen Investments	231

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$110	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation, Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	$128,508

510	Illinois Finance Authority, Revenue Refunding Bonds, Swedish Covenant Hospital, Refunding Series 2010A, 5.000%, 8/15/17	No Opt. Call	BBB+	535,128

1,000	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	1,018,660

1,135	Illinois Medical District Office Building, Illinois, Certificates of Participation, Series 2002, 5.000%, 6/01/22 – NPFG Insured	6/16 at 100.00	AA–	1,136,930

	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014:
3,380	5.000%, 6/15/22	No Opt. Call	A	3,866,652
3,200	5.000%, 6/15/23	No Opt. Call	A	3,699,840
4,005	5.000%, 6/15/24	No Opt. Call	A	4,639,913
5,000	5.000%, 6/15/27 – AGM Insured	6/24 at 100.00	AA	5,759,100

5,000	Illinois State, General Obligation Bonds, Refunding Series 2008, 5.000%, 4/01/26	4/17 at 100.00	A–	5,149,200

120	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/19	No Opt. Call	A–	130,238

	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	1,169,760
5,000	5.000%, 8/01/24	8/22 at 100.00	A–	5,543,350

5,000	Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/24 – AGM Insured	No Opt. Call	AA	5,759,250

380	Illinois State, General Obligation Bonds, Series 2013, 4.000%, 7/01/18	No Opt. Call	A–	398,707

2,010	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A, 5.500%, 6/15/29 – NPFG Insured	No Opt. Call	N/R	2,462,029

2,079	Minooka, Illinois, Special Assessment Bonds, Refunding Improvement Series 2014, 5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	2,395,569

13,510	Plano, Illinois, Special Tax Bonds, Special Service Area 3 & 4 Lakewood Springs Project, Refunding Series 2015, 4.000%, 3/01/35	3/25 at 100.00	N/R	13,265,199

2,940	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	3,149,181

	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
510	5.000%, 10/01/23	No Opt. Call	BBB+	602,687
500	5.000%, 10/01/24	No Opt. Call	BBB+	593,680

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
1,255	5.250%, 11/01/17	No Opt. Call	AA	1,351,710
1,510	5.750%, 11/01/19	No Opt. Call	AA	1,765,854

2,540	Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	7/16 at 100.00	N/R	2,541,626

2,655	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34	3/25 at 100.00	N/R	2,702,524

1,755	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	1,801,578

815	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	836,630

1,052	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 4.000%, 3/01/20	No Opt. Call	N/R	1,062,794
215,279	Total Illinois			226,573,760

232	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana – 1.4%

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
$1,505	6.000%, 11/15/22	No Opt. Call	N/R	$1,678,256
1,550	7.000%, 11/15/27	No Opt. Call	N/R	1,767,728

250	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.000%, 8/01/24 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (4)	255,900

55	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	B	59,633

1,380	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A, 6.250%, 7/01/23	No Opt. Call	BB–	1,490,234

1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A, 6.250%, 7/01/23	No Opt. Call	BB–	1,079,880

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A:
290	6.000%, 10/01/21	10/19 at 100.00	B–	284,563
1,500	6.625%, 10/01/29	10/19 at 100.00	B–	1,463,670

16,655	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B+	10,026,810

9,585	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	B+	6,697,902

1,225	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	BBB+	1,327,300

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
250	5.000%, 10/01/22	No Opt. Call	BBB+	291,860
325	5.000%, 10/01/23	No Opt. Call	BBB+	383,068
550	5.000%, 10/01/24	10/23 at 100.00	BBB+	641,465
1,400	5.000%, 10/01/29	10/23 at 100.00	BBB+	1,570,674

15	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/29	No Opt. Call	A+	17,323

500	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	528,020

	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014:
1,405	5.250%, 9/01/26 (Alternative Minimum Tax)	9/24 at 100.00	BBB	1,655,104
1,250	5.250%, 9/01/27 (Alternative Minimum Tax)	9/24 at 100.00	BBB	1,465,037

1,000	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 5.000%, 4/01/28	No Opt. Call	Baa2	1,089,670

720	Monroe County, Indiana, Multifamily Housing Revenue Bonds, Canterbury House Apartments Project, Series 2001B, Pass through Certificates Series 2002-1, 5.900%, 11/01/34 (Mandatory put 11/01/22)	6/16 at 100.00	Baa1	723,593

4,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	CCC+	3,266,865

2,600	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	3,027,856

3,495	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)	No Opt. Call	A2	4,132,069
53,005	Total Indiana			44,924,480

Nuveen Investments	233

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 2.7%

$1,000	Coralville, Iowa, Urban Renewal Revenue Bonds, Refunding Series 2007C, 5.000%, 6/01/18	6/17 at 100.00	Ba2	$1,006,040

1,000	Iowa Finance Authority, Health Facilities Revenue Bonds, Mercy Medical Center Project, Series 2012, 5.000%, 8/15/26	No Opt. Call	A	1,153,660

4,800	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	4,852,224

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
31,515	5.000%, 12/01/19	No Opt. Call	BB–	33,030,241
14,530	5.500%, 12/01/22	12/18 at 100.00	BB–	15,296,022
19,280	5.250%, 12/01/25	12/23 at 100.00	BB–	21,109,672

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010:
745	5.000%, 9/01/16	No Opt. Call	BB	755,542
730	5.000%, 9/01/17	No Opt. Call	BB	754,426

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012:
125	3.000%, 9/01/16	No Opt. Call	BB	125,428
60	4.000%, 9/01/17	No Opt. Call	BB	61,251

8,950	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	8,960,650
82,735	Total Iowa			87,105,156

	Kansas – 1.2%

	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B:
1,200	5.000%, 6/01/22 – NPFG Insured	No Opt. Call	AA–	1,371,372
1,400	5.000%, 6/01/25 – NPFG Insured	No Opt. Call	AA–	1,610,854
1,600	5.000%, 6/01/27 – NPFG Insured	6/25 at 100.00	AA–	1,806,160

	Kansas Power Pool, Electric Utility Revenue Bonds, Clay Center Projects, Series 2013A:
100	3.000%, 12/01/18	No Opt. Call	A3	103,760
310	4.000%, 12/01/20	No Opt. Call	A3	336,437

750	Kansas State Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University, Private Education Short-Term Loan Program, Series 2015C, 4.850%, 5/01/16	No Opt. Call	N/R	751,403

	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc., Refunding & Improvement Series 2007:
3,305	5.250%, 5/15/22	5/17 at 100.00	N/R	3,378,239
500	5.375%, 5/15/27	5/17 at 100.00	N/R	509,095

3,000	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007A, 5.000%, 5/15/24	5/17 at 100.00	N/R	3,041,460

500	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	502,590

	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B:
35	5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	35,331
7,900	5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	7,927,887

1,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	No Opt. Call	N/R	935,820

234	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$500	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.000%, 5/15/29	5/19 at 100.00	N/R	$514,325

1,000	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, TEMPS 50 Series 2014IV-B-2, 3.375%, 11/15/20	5/16 at 100.00	N/R	1,000,410

155	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 4.750%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	177,179

13,985	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	14,224,563
37,240	Total Kansas			38,226,885

	Kentucky – 0.2%

1,330	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	N/R	1,381,045

	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
585	5.000%, 7/01/22	No Opt. Call	BBB+	675,851
1,500	5.000%, 7/01/25	No Opt. Call	BBB+	1,750,155

2,015	Kentucky Housing Corporation, Multifamily Housing Revenue Bonds, Heritage Green Apartments Project, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	2,063,118
5,430	Total Kentucky			5,870,169

	Louisiana – 1.5%

1,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	2/16 at 100.00	B3	1,255,563

	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
1,190	6.250%, 7/01/31	7/21 at 100.00	BB	1,358,635
3,480	6.375%, 7/01/41	7/21 at 100.00	BB	3,990,272

500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%, 1/01/28 (Pre-refunded 1/01/19) – AGM Insured	1/19 at 100.00	AA (4)	565,980

3,900	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	4,382,430

150	Louisiana Public Facilities Authority, Grambling University Black and Gold Facilities Project Revenue Bonds, Series 2006A, 5.000%, 7/01/21 – CIFG Insured	7/16 at 100.00	N/R	151,110

410	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	459,106

165	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 5.000%, 7/01/19	No Opt. Call	A+	184,515

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
400	5.000%, 5/15/23	No Opt. Call	Baa1	474,548
300	5.000%, 5/15/24	No Opt. Call	Baa1	357,477
415	5.000%, 5/15/25	No Opt. Call	Baa1	494,456
400	5.000%, 5/15/26	5/25 at 100.00	Baa1	471,044
475	5.000%, 5/15/27	5/25 at 100.00	Baa1	557,284

1,740	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 6.625%, 12/15/23	No Opt. Call	N/R	1,944,502

Nuveen Investments	235

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$200	Louisiana Public Facilities Authority, Revenue Bonds, The Oaks of Alexandria, L.L.C. – Louisiana State University at Alexandria Student Housing Project, Series 2006, 4.000%, 10/01/17 – NPFG Insured	10/16 at 100.00	AA–	$203,748

4,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc. Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax) (8)	No Opt. Call	N/R	3,249,760

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,175	5.000%, 12/01/25	No Opt. Call	A+	1,452,582
595	5.000%, 12/01/26	12/25 at 100.00	A+	729,637

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
450	5.000%, 6/01/22	No Opt. Call	A	537,858
500	5.000%, 6/01/24	No Opt. Call	A	608,670
500	5.000%, 6/01/25	6/24 at 100.00	A	601,585

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
700	5.000%, 6/01/28	6/25 at 100.00	N/R	834,799
365	5.000%, 6/01/30	6/25 at 100.00	N/R	430,437

	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014:
2,260	5.000%, 12/01/25	12/24 at 100.00	A–	2,726,893
835	5.000%, 12/01/26	12/24 at 100.00	A–	1,003,019
1,050	5.000%, 12/01/28	12/24 at 100.00	A–	1,238,496

1,250	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24	No Opt. Call	N/R	1,352,437

16,110	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	Baa1	16,083,902
44,765	Total Louisiana			47,700,745

	Maine – 0.7%

2,465	Maine Educational Loan Authority, Student Loan Revenue Bonds, Supplemental Education Loan Program, Class A Series 2012A-1, 5.050%, 12/01/27 (Alternative Minimum Tax)	12/22 at 100.00	AA	2,742,658

6,800	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2015, 5.125%, 8/01/35 (Mandatory put 8/01/25) (Alternative Minimum Tax)	No Opt. Call	BB–	6,909,956

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
400	5.000%, 7/01/22	No Opt. Call	BBB	463,232
1,000	5.000%, 7/01/26	7/23 at 100.00	BBB	1,136,820
500	5.000%, 7/01/27	7/23 at 100.00	BBB	564,315

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
1,780	5.000%, 7/01/19	No Opt. Call	BBB–	1,917,719
100	5.250%, 7/01/21	No Opt. Call	BBB–	111,074

9,050	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	4/16 at 100.00	B3	9,090,272
22,095	Total Maine			22,936,046

	Maryland – 0.8%

700	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24	No Opt. Call	N/R	723,814

236	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$375	5.250%, 9/01/21 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	$381,758
100	5.250%, 9/01/23 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	101,660
525	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	532,644

	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
375	5.000%, 6/15/23	No Opt. Call	BBB+	442,530
260	5.000%, 6/15/24	No Opt. Call	BBB+	308,555
275	5.000%, 6/15/25	6/24 at 100.00	BBB+	323,015
385	5.000%, 6/15/26	6/24 at 100.00	BBB+	449,788
345	5.000%, 6/15/27	6/24 at 100.00	BBB+	400,155

2,115	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A, 5.250%, 4/01/27	4/17 at 100.00	N/R	2,125,574

8,810	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB–	8,456,631

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
2,360	5.000%, 12/01/16 (8)	No Opt. Call	N/R	1,415,504
6,000	5.000%, 12/01/31 (8)	12/16 at 100.00	N/R	3,584,340

1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31	12/16 at 100.00	N/R	597,390

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland – Baltimore Project, Refunding Senior Lien Series 2015:
790	4.000%, 7/01/22	No Opt. Call	BBB–	848,278
600	4.000%, 7/01/24	No Opt. Call	BBB–	640,422

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
750	5.000%, 7/01/23	No Opt. Call	BBB	897,052
1,500	5.000%, 7/01/24	No Opt. Call	BBB	1,796,415
2,000	5.000%, 7/01/25	No Opt. Call	BBB	2,396,980
1,000	5.000%, 7/01/27	7/25 at 100.00	BBB	1,176,550
30,265	Total Maryland			27,599,055

	Massachusetts – 2.5%

	Massachusetts Development Finance Agency Revenue Bonds, UMass Memorial Healthcare, Refunding Series 2016I:
1,000	5.000%, 7/01/24 (WI/DD, Settling 2/02/16)	No Opt. Call	A–	1,206,740
1,275	5.000%, 7/01/25 (WI/DD, Settling 2/02/16)	No Opt. Call	A–	1,543,273
845	5.000%, 7/01/26 (WI/DD, Settling 2/02/16)	No Opt. Call	A–	1,029,404
1,150	5.000%, 7/01/27 (WI/DD, Settling 2/02/16)	7/26 at 100.00	A–	1,391,029

860	Massachusetts Development Finance Agency, Massachusetts, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/25	No Opt. Call	A–	1,022,798

750	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/27 – ACA Insured	1/17 at 100.00	N/R	757,650

	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,015	4.250%, 1/01/21	No Opt. Call	BBB–	1,103,396
1,040	4.500%, 1/01/22	No Opt. Call	BBB–	1,155,939
1,080	4.700%, 1/01/23	No Opt. Call	BBB–	1,221,718

Nuveen Investments	237

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$1,000	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.000%, 7/01/24	No Opt. Call	BBB–	$1,137,070

	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
100	5.000%, 7/15/19	No Opt. Call	BBB–	108,867
300	5.000%, 7/15/21	No Opt. Call	BBB–	334,188
335	5.000%, 7/15/22	No Opt. Call	BBB–	374,949
325	5.000%, 7/15/23	No Opt. Call	BBB–	365,544
315	5.000%, 7/15/24	7/23 at 100.00	BBB–	349,981

	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013:
2,825	4.375%, 7/01/23 (Alternative Minimum Tax)	7/22 at 100.00	AA	2,976,251
8,575	5.000%, 7/01/25 (Alternative Minimum Tax)	7/22 at 100.00	N/R	9,197,717
6,250	5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	6,886,875

125	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	1/20 at 100.00	AA	142,386

4,600	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/26 (Alternative Minimum Tax)	1/25 at 100.00	AA	5,303,708

200	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Simmons College Issue, Series 2007H, 5.250%, 10/01/21 – SYNCORA GTY Insured	No Opt. Call	BBB+	230,166

2,485	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33 (Pre-refunded 3/03/16)	3/16 at 100.00	BBB+ (4)	2,496,307

90	Massachusetts Industrial Finance Agency, Revenue Bonds, Dexter School, Series 2007, 5.000%, 5/01/20	No Opt. Call	BBB+	94,035

625	Massachusetts Industrial Finance Agency, Revenue Bonds, Dexter School, Series 2007, 5.000%, 5/01/20 (Pre-refunded 5/01/17)	5/17 at 100.00	N/R (4)	658,600

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
610	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	7/16 at 100.00	N/R	611,604
1,295	5.000%, 1/01/21 – AMBAC Insured	7/16 at 100.00	N/R	1,298,406
210	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	7/16 at 100.00	N/R	210,798
14,635	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/16 at 100.00	N/R	14,680,954

27,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001C. ARS, 0.689%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	N/R	23,456,250
80,915	Total Massachusetts			81,346,603

	Michigan – 3.0%

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1998A:
490	4.750%, 7/01/18 – NPFG Insured	7/16 at 100.00	AA–	490,304
1,100	4.750%, 7/01/25 – NPFG Insured	7/16 at 100.00	AA–	1,100,561

20	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.000%, 4/01/20	4/16 at 100.00	A3	20,016

350	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2001C, 5.750%, 7/01/21 – BHAC Insured	No Opt. Call	AA+	385,602

1,000	Genesee County Industrial Development Agency, Michigan, Civic Facility Revenue Bonds, United Memorial Medical Center Project, Series 2007, 5.000%, 12/01/32	6/16 at 100.00	N/R	1,000,910

211	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-1A, 5.000%, 4/01/17 – AGM Insured	7/16 at 100.00	AA	211,757

238	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-2A:
$845	5.375%, 4/01/18 – NPFG Insured	7/16 at 100.00	AA–	$847,129
4,225	5.000%, 4/01/19	7/16 at 100.00	AA–	4,228,338
4,225	5.000%, 4/01/20	7/16 at 100.00	AA–	4,225,803

423	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-4A, 5.250%, 4/01/17 – SYNCORA GTY Insured	7/16 at 100.00	A–	423,653

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Series 2015D-1:
500	5.000%, 7/01/27	7/25 at 100.00	A–	600,165
1,000	5.000%, 7/01/29	7/25 at 100.00	A–	1,183,810
700	5.000%, 7/01/30	7/25 at 100.00	A–	822,633

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/22 – AGM Insured (5)	No Opt. Call	AA	5,953,000
5,000	5.000%, 7/01/23 – AGM Insured (5)	No Opt. Call	AA	6,001,300
5,000	5.000%, 7/01/24 – AGM Insured (5)	No Opt. Call	AA	6,053,850

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/22 – NPFG Insured	No Opt. Call	AA–	2,375,220
1,200	5.000%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	1,435,752
2,895	5.000%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	3,492,846

365	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB	374,921

1,565	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	B–	1,472,289

170	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB–	171,795

500	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/34 – AMBAC Insured	6/17 at 100.00	N/R	501,925

965	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	945,912

46,970	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	48,085,068

1,330	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton Renewables, LLC, Sauk Trail Hills Project, Series 2014, 5.750%, 1/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	1,362,558

1,600	Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Archdiocese of Detroit, Refunding Series 2011, 6.500%, 12/01/20	No Opt. Call	N/R	1,717,840

750	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	795,525

2,715	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/22	No Opt. Call	BBB	2,949,033
93,114	Total Michigan			99,229,515

Nuveen Investments	239

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota – 1.4%

$330	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	$379,942

	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
225	4.000%, 7/01/20	No Opt. Call	N/R	227,450
770	4.750%, 7/01/25	No Opt. Call	N/R	785,808
630	5.250%, 7/01/30	7/25 at 100.00	N/R	642,644

1,470	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 4.000%, 3/01/22	No Opt. Call	BBB–	1,498,637

1,330	Cloquet, Minnesota, Pollution Control Revenue Bonds, Potlatch Corporation, Refunding Series 1996, 5.900%, 10/01/26	4/16 at 100.00	BB	1,331,636

1,675	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	N/R	1,715,401

	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
160	4.400%, 7/01/25	No Opt. Call	N/R	166,406
500	4.750%, 7/01/28	7/25 at 100.00	N/R	523,185

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
270	4.000%, 7/01/19	No Opt. Call	BB+	278,470
300	4.000%, 7/01/20	No Opt. Call	BB+	309,492
500	4.000%, 7/01/23	No Opt. Call	BB+	507,625
420	4.000%, 7/01/24	No Opt. Call	BB+	421,625
500	5.000%, 7/01/29	7/24 at 100.00	BB+	521,435

2,460	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	6/16 at 100.00	N/R	2,467,774

1,880	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,899,608

550	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Charter School, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB	587,554

1,355	Minneapolis, Minnesota, Multi-Family Housing Revenue Bonds, Cameron Building Limited Partnership, Series 2015B, 3.000%, 1/01/18	7/16 at 100.00	N/R	1,355,474

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015:
500	4.000%, 3/01/22	No Opt. Call	N/R	522,010
335	4.000%, 3/01/24	3/23 at 100.00	N/R	342,229
325	4.000%, 3/01/27	3/23 at 100.00	N/R	328,972

600	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 4.150%, 9/01/24	No Opt. Call	BB+	624,372

2,285	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	2,308,833

1,130	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/23	12/21 at 100.00	BBB–	1,235,768

8,190	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary’s School Project, Series 2015, 5.000%, 8/01/22	No Opt. Call	BB	8,839,876

240	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.000%, 9/01/27	9/22 at 100.00	BB+	$1,045,140

	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A:
1,190	4.000%, 12/01/24	No Opt. Call	BBB–	1,230,282
700	4.500%, 12/01/29	12/24 at 100.00	BBB–	716,373

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
4,260	5.000%, 11/15/24	No Opt. Call	BBB–	5,165,293
4,825	5.000%, 11/15/26	11/20 at 100.00	BBB–	5,456,399
1,505	5.250%, 11/15/28	11/20 at 100.00	BBB–	1,710,252

	Woodbury Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Saint Therese of Woodbury, Series 2014:
240	4.000%, 12/01/22	No Opt. Call	N/R	247,675
200	4.000%, 12/01/23	No Opt. Call	N/R	204,704
400	4.000%, 12/01/24	No Opt. Call	N/R	409,568
43,010	Total Minnesota			46,007,912

	Mississippi – 0.4%

2,260	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	BBB	2,829,430

100	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28	12/16 at 100.00	BB+	100,607

1,695	Mississippi Development Bank, Special Obligation Bonds, Gulfport School District General Obligation Project, Series 2014, 5.000%, 4/01/27 – BAM Insured	4/24 at 100.00	AA	2,018,491

3,105	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	A–	3,678,276

4,001	Mississippi Home Corporation, Cambridge Park Apartments, Series 2015CR-4, 5.750%, 12/01/47 (Mandatory put 3/01/19) (Alternative Minimum Tax)	3/18 at 100.00	N/R	3,950,614
11,161	Total Mississippi			12,577,418

	Missouri – 1.0%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
315	5.000%, 6/01/17	No Opt. Call	B	315,180
390	5.000%, 6/01/19	6/17 at 100.00	B	391,026
1,530	5.000%, 6/01/27	6/17 at 100.00	B	1,487,328

7,175	Independence Thirty-Ninth Street Transportation Development District, Missouri, Revenue Bonds, Road Improvement Project, Refunding Series 2008, 6.875%, 9/01/32	9/18 at 100.00	N/R	7,697,914

1,800	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/26	2/24 at 100.00	BBB+	2,089,782

1,400	Kansas City Industrial Development Authority, Missouri, Health Care Facilities First Mortgage Revenue Bonds, The Bishop Spenser Place, Incorporated, Series 2004A, 6.500%, 1/01/35	7/16 at 100.00	N/R	1,402,492

	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014:
1,125	3.375%, 3/01/20	No Opt. Call	N/R	1,159,706
1,150	3.750%, 3/01/21	No Opt. Call	N/R	1,205,637

Nuveen Investments	241

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/16 at 100.00	N/R	$503,320

1,555	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25	No Opt. Call	N/R	1,589,288

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/30	2/26 at 100.00	N/R	1,137,010

380	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 4.800%, 5/01/16	No Opt. Call	N/R	380,133

1,895	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/21 at 100.00	N/R	1,963,921

	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A:
660	4.000%, 5/01/20	No Opt. Call	N/R	681,978
1,135	5.000%, 5/01/24	5/23 at 100.00	N/R	1,206,925

1,100	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 4.000%, 8/15/20	No Opt. Call	N/R	1,118,744

1,150	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.250%, 6/15/25	6/18 at 100.00	N/R	1,158,349

185	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/22 – NPFG Insured	12/16 at 100.00	N/R	191,645

480	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/22 (Pre-refunded 12/15/16)	12/16 at 100.00	AA– (4)	499,334

405	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	5/16 at 100.00	N/R	405,648

150	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.375%, 9/01/21	9/17 at 100.00	BBB–	155,124

1,345	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A, 5.000%, 12/01/25	No Opt. Call	N/R	1,475,236

4,000	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015B, 3.125%, 12/01/19	3/17 at 100.00	N/R	4,011,880
30,825	Total Missouri			32,227,600

	Nebraska – 0.1%

	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
165	5.250%, 12/01/18	No Opt. Call	A	182,959
150	5.250%, 12/01/19	No Opt. Call	A	169,944
815	5.250%, 12/01/21	No Opt. Call	A	966,680

1,000	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26	5/24 at 100.00	BBB+	1,171,120
2,130	Total Nebraska			2,490,703

	Nevada – 1.2%

2,000	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project, Refunding Series 2012, 5.000%, 9/01/27	No Opt. Call	BBB+	2,247,860

242	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain’s Edge, Refunding 2012:
$840	5.000%, 8/01/21	No Opt. Call	BBB	$911,509
1,620	4.000%, 8/01/22	No Opt. Call	BBB	1,673,476
2,275	4.000%, 8/01/23	No Opt. Call	BBB	2,321,342

	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 151 Summerlin-Mesa, Refunding Series 2015:
1,240	4.000%, 8/01/20	No Opt. Call	N/R	1,329,416
1,165	4.500%, 8/01/23	No Opt. Call	N/R	1,264,328
735	4.500%, 8/01/24	No Opt. Call	N/R	794,535

1,340	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28	8/25 at 100.00	N/R	1,425,626

1,900	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015, 4.000%, 12/15/25	No Opt. Call	BB	1,923,161

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-12, Lake Las Vegas NorthShore, Refunding Series 2013:
1,635	4.000%, 8/01/16	No Opt. Call	N/R	1,655,765
1,700	4.000%, 8/01/17	No Opt. Call	N/R	1,757,358
1,760	4.000%, 8/01/18	No Opt. Call	N/R	1,844,762

85	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone, Refunding Series 2013, 4.000%, 3/01/17	No Opt. Call	N/R	85,809

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18, Inspirada Series 2006:
995	5.125%, 9/01/19	3/16 at 100.00	N/R	988,005
995	5.150%, 9/01/20	3/16 at 100.00	N/R	965,379
100	5.150%, 9/01/21	3/16 at 100.00	N/R	93,455

300	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 6.500%, 6/15/17	No Opt. Call	BBB	315,138

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
520	4.000%, 6/01/18	No Opt. Call	N/R	536,167
660	4.000%, 6/01/19	No Opt. Call	N/R	681,905
475	4.000%, 6/01/20	No Opt. Call	N/R	491,316

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
895	4.000%, 6/01/18	No Opt. Call	N/R	935,069
610	4.000%, 6/01/19	No Opt. Call	N/R	643,172
500	4.000%, 6/01/21	No Opt. Call	N/R	520,570
650	5.000%, 6/01/23	No Opt. Call	N/R	702,884
600	5.000%, 6/01/24	No Opt. Call	N/R	645,462
500	5.000%, 6/01/25	6/24 at 100.00	N/R	530,215

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
500	5.000%, 12/01/26	12/25 at 100.00	N/R	537,805
1,570	5.000%, 12/01/28	12/25 at 100.00	N/R	1,654,811

2,520	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/27 – NPFG Insured	5/16 at 100.00	AA–	2,527,384

535	North Las Vegas, Nevada, General Obligation Bonds, Water and Sewer Series 2005B, 4.000%, 8/01/16 – AMBAC Insured	2/16 at 100.00	Ba2	535,369

Nuveen Investments	243

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$6,095	North Las Vegas, Nevada, Local Improvement Bonds, Aliante Special Improvement District 60, Refunding Series 2006A, 4.625%, 12/01/22 – AMBAC Insured	6/16 at 100.00	BBB+	$6,125,292

300	Overton Power District 5, Nevada, Special Obligation Revenue Bonds, Series 2008, 8.000%, 12/01/38 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa1 (4)	359,985

100	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A, 6.500%, 6/15/20	6/18 at 100.00	B1	106,997
37,715	Total Nevada			39,131,327

	New Hampshire – 0.1%

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
180	0.000%, 1/01/17 – ACA Insured	No Opt. Call	AA	175,077
900	0.000%, 1/01/19 – ACA Insured	No Opt. Call	Caa1	809,955

1,180	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.000%, 4/01/29 (Mandatory put 10/01/19) (Alternative Minimum Tax)	No Opt. Call	BB–	1,196,461
2,260	Total New Hampshire			2,181,493

	New Jersey – 5.9%

640	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series 2004, 5.250%, 1/01/19 – AMBAC Insured	7/16 at 100.00	BBB–	649,082

	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A:
200	5.250%, 6/01/20 – NPFG Insured	6/16 at 100.00	AA–	200,710
4,405	5.250%, 6/01/21 – NPFG Insured	6/16 at 100.00	AA–	4,420,065

3,960	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	4,508,104

335	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24	No Opt. Call	BB	351,237

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
240	2.875%, 1/01/17	No Opt. Call	N/R	240,442
400	3.250%, 1/01/18	No Opt. Call	N/R	403,004
500	3.625%, 1/01/19	No Opt. Call	N/R	508,285
1,000	4.375%, 1/01/24	No Opt. Call	N/R	1,032,600

1,120	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	1,292,715

	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties LLC – Rowan University Student Housing Project, Series 2015A:
575	5.000%, 1/01/24	No Opt. Call	BBB–	665,028
650	5.000%, 1/01/25	No Opt. Call	BBB–	752,369

1,315	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 4.000%, 7/01/22	No Opt. Call	BBB–	1,416,386

	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A:
780	4.000%, 7/01/20	No Opt. Call	BBB–	829,858
2,460	4.000%, 7/01/24	No Opt. Call	BBB–	2,629,568

244	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$4,345	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC – New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/26	7/25 at 100.00	BBB–	$4,701,507

500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	543,770

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015XX:
15,000	5.000%, 6/15/22	No Opt. Call	A–	16,693,350
15,000	5.000%, 6/15/26	6/25 at 100.00	A–	16,719,300

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 1151:
250	2.298%, 9/01/25 (IF) (5)	3/25 at 100.00	A–	152,230
1,000	3.498%, 9/01/27 (IF) (5)	3/23 at 100.00	A–	571,320

100	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A, 5.125%, 10/01/24	No Opt. Call	BB–	103,172

4,740	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Mandatory put 9/15/22) (Alternative Minimum Tax)	9/22 at 100.00	BB–	5,282,730

530	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	4/16 at 100.00	BB–	531,781

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,545	4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	BB–	1,632,370
7,720	5.125%, 9/15/23 (Alternative Minimum Tax)	3/16 at 100.00	BB–	8,587,574
500	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	550,525

150	New Jersey Economic Development Authority, Transportation Sublease Revenue Bonds, Light Rail Transit System, Refunding Series 2008A, 5.000%, 5/01/19	No Opt. Call	A–	161,537

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
4,335	5.000%, 7/01/20	No Opt. Call	BB+	4,668,188
525	5.000%, 7/01/21	No Opt. Call	BB+	568,423
6,750	6.000%, 7/01/26	7/21 at 100.00	BB+	7,412,310

1,000	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/23	No Opt. Call	A–	1,184,600

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
2,470	5.000%, 7/01/23	No Opt. Call	Baa2	2,963,679
1,340	5.000%, 7/01/25	No Opt. Call	Baa2	1,622,177
1,000	5.000%, 7/01/26	No Opt. Call	Baa2	1,218,390
1,000	5.000%, 7/01/27	7/26 at 100.00	Baa2	1,209,740
1,000	5.000%, 7/01/28	7/26 at 100.00	Baa2	1,197,650
1,450	5.000%, 7/01/29	7/26 at 100.00	Baa2	1,725,761

2,555	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18	No Opt. Call	BBB–	2,681,089

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
1,380	5.000%, 7/01/25 – AGM Insured	No Opt. Call	AA	1,664,156
1,000	5.000%, 7/01/26 – AGM Insured	7/25 at 100.00	AA	1,190,670
1,695	5.000%, 7/01/28 – AGM Insured	7/25 at 100.00	AA	1,994,235
1,145	5.000%, 7/01/29 – AGM Insured	7/25 at 100.00	AA	1,339,398

Nuveen Investments	245

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$2,435	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	A–	$2,706,576

9,160	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Series 2007A, 5.250%, 7/01/23	7/17 at 100.00	BBB	9,677,540

11,000	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	12,268,190

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
12,076	4.500%, 6/01/23	6/17 at 100.00	BB	12,249,049
22,330	4.625%, 6/01/26	6/17 at 100.00	B+	22,389,398
20,530	5.000%, 6/01/29	6/17 at 100.00	B	19,492,824
5,000	4.750%, 6/01/34	6/17 at 100.00	B–	4,198,850
181,136	Total New Jersey			191,753,512

	New Mexico – 0.3%

1,845	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	6/16 at 100.00	N/R	1,846,144

	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015:
200	4.000%, 10/01/20	No Opt. Call	N/R	203,270
240	4.875%, 10/01/25	No Opt. Call	N/R	246,905

2,355	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico San Juan Project, Series 2010A, 5.200%, 6/01/40 (Mandatory put 6/01/20)	No Opt. Call	BBB+	2,618,430

570	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	622,594

2,335	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, FHA/HFA Risk Sharing Program: Sandpiper Apartments Project, Series 2002A, 6.050%, 7/01/28 (Alternative Minimum Tax)	No Opt. Call	AA–	2,386,697

1,205	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23	No Opt. Call	N/R	1,294,206

1,500	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.250%, 5/01/25	5/20 at 103.00	N/R	1,555,365
10,250	Total New Mexico			10,773,611

	New York – 4.5%

	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015:
565	5.000%, 7/01/24	No Opt. Call	BBB+	679,034
450	5.000%, 7/01/26	7/25 at 100.00	BBB+	537,457
180	5.000%, 7/01/28	7/25 at 100.00	BBB+	212,429

70	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	B	71,781

	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
485	4.000%, 4/01/19	No Opt. Call	BBB–	504,361
525	4.000%, 4/01/21	No Opt. Call	BBB–	552,395
545	4.000%, 4/01/22	No Opt. Call	BBB–	573,018

246	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
$680	4.000%, 11/01/17	No Opt. Call	BB	$700,706
705	4.000%, 11/01/18	No Opt. Call	BB	733,757
735	4.000%, 11/01/19	No Opt. Call	BB	770,302
765	5.000%, 11/01/20	No Opt. Call	BB	839,939
805	5.000%, 11/01/21	No Opt. Call	BB	890,958
845	5.000%, 11/01/22	No Opt. Call	BB	937,773

	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
2,365	3.750%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	N/R	2,470,337
3,000	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	3,276,930

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
200	4.000%, 5/01/22	No Opt. Call	BB+	215,958
730	5.000%, 5/01/23	No Opt. Call	BB+	834,156
3,830	5.000%, 5/01/24	No Opt. Call	BB+	4,336,173
2,895	5.000%, 5/01/26	No Opt. Call	BB+	3,237,478
1,000	5.000%, 5/01/27	No Opt. Call	BB+	1,111,450

8,250	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.500%, 12/01/21	12/18 at 100.00	Ba1	9,247,425

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
1,500	5.000%, 12/01/25	No Opt. Call	Ba1	1,706,025
300	5.000%, 12/01/26	No Opt. Call	Ba1	335,319

1,695	Green Island Power Authority, New York, Power System Revenue Bonds, Subordinate Series 2000, 6.000%, 12/15/25 (Alternative Minimum Tax)	6/16 at 100.00	Ba1	1,716,950

555	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Refunding Series 2013B, 4.000%, 12/01/20	No Opt. Call	A–	614,951

800	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 4.000%, 12/01/23	12/22 at 100.00	A–	894,312

400	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B, 5.000%, 7/01/29	No Opt. Call	BBB+	464,144

1,715	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014, 5.000%, 7/01/26	7/24 at 100.00	BBB+	2,030,937

5,520	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	6/16 at 100.00	B	5,535,401

	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
500	5.000%, 7/01/24	No Opt. Call	BBB	597,335
335	5.000%, 7/01/26	7/25 at 100.00	BBB	401,806
210	5.000%, 7/01/27	7/25 at 100.00	BBB	249,848
375	5.000%, 7/01/28	7/25 at 100.00	BBB	442,054

Nuveen Investments	247

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
$475	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	$490,062
10,150	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	10,579,142
2,060	8.000%, 8/01/28	8/16 at 101.00	N/R	2,150,970
4,100	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	4,275,931

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006A:
100	5.000%, 12/01/16	No Opt. Call	BB–	101,917
500	5.000%, 12/01/21	12/16 at 100.00	BB–	514,815
4,525	5.000%, 12/01/28	12/16 at 100.00	BB–	4,619,708

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006B:
785	5.000%, 12/01/21	12/16 at 100.00	BB–	808,260
1,480	5.000%, 12/01/28	12/16 at 100.00	BB–	1,510,976
1,510	5.000%, 12/01/31	12/16 at 100.00	BB–	1,536,410

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
170	5.000%, 1/01/19 – AMBAC Insured	1/17 at 100.00	BB+	176,290
75	5.000%, 1/01/20 – AMBAC Insured	1/17 at 100.00	BB+	77,676
175	5.000%, 1/01/21 – AMBAC Insured	1/17 at 100.00	BB+	181,031
635	5.000%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	656,698
195	5.000%, 1/01/23 – AMBAC Insured	1/17 at 100.00	BB+	202,030
1,000	5.000%, 1/01/26 – AMBAC Insured	1/17 at 100.00	BB+	1,030,800
275	4.300%, 1/01/26 – AMBAC Insured	1/17 at 100.00	BB+	277,984

2,165	New York City, Industrial Development Agency, Senior Airport Facilities Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	2,459,483

15,250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34	11/24 at 100.00	N/R	16,201,447

5,250	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2014, 0.000%, 12/01/44 (Alternative Minimum Tax)	No Opt. Call	B+	5,288,902

	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015:
3,500	5.000%, 1/01/21	No Opt. Call	A–	4,068,295
525	5.000%, 1/01/22	No Opt. Call	A–	621,558
545	5.000%, 1/01/23	No Opt. Call	A–	652,529

1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 5.000%, 7/01/19 (ETM)	No Opt. Call	BB (4)	1,098,660

1,250	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 4.625%, 7/01/22 (Pre-refunded 7/01/19)	7/19 at 100.00	BB (4)	1,409,950

770	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 5.000%, 12/01/20	No Opt. Call	BBB	878,493

75	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/16 at 100.00	AA–	76,673

248	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A:
$1,850	5.250%, 12/01/16	No Opt. Call	N/R	$1,878,897
8,600	5.000%, 12/01/23	6/17 at 100.00	N/R	8,838,048

6,065	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28	11/16 at 100.00	BBB–	6,175,080

100	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 5.000%, 6/01/18	No Opt. Call	BBB+	101,303

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
200	4.750%, 6/01/22	6/16 at 100.00	BBB–	200,598
21,280	5.000%, 6/01/26	6/16 at 100.00	BB–	21,456,411
140,165	Total New York			148,319,926

	North Carolina – 0.0%

1,000	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 4.375%, 3/01/25	No Opt. Call	N/R	1,024,070

500	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	535,595
1,500	Total North Carolina			1,559,665

	North Dakota – 0.2%

490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22 (ETM)	No Opt. Call	N/R (4)	596,982

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
500	5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	600,175
165	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	198,058
1,200	5.000%, 7/01/24 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,440,420
1,070	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,284,374
1,460	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,752,511
4,885	Total North Dakota			5,872,520

	Ohio – 4.4%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
10,590	5.375%, 6/01/24	6/17 at 100.00	B–	9,857,066
38,735	5.125%, 6/01/24	6/17 at 100.00	B–	35,507,987
10,000	5.875%, 6/01/30	6/17 at 100.00	B–	9,019,400

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,320	5.000%, 12/01/24	12/22 at 100.00	N/R	2,367,096
2,170	5.750%, 12/01/34	12/22 at 100.00	N/R	2,214,008

2,550	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/22	11/20 at 100.00	A	2,997,372

	Franklin County, Ohio Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding &Improvement, Series 2014:
150	5.000%, 11/15/23	No Opt. Call	A–	177,059
205	5.000%, 11/15/24	No Opt. Call	A–	243,362
200	5.000%, 11/15/25	11/24 at 100.00	A–	234,486
500	5.000%, 11/15/26	11/24 at 100.00	A–	579,505

Nuveen Investments	249

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$5,000	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities Project, Series 2006A, 5.000%, 1/01/27	1/17 at 100.00	BBB	$5,110,600

	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012:
1,650	5.000%, 6/01/21	No Opt. Call	A–	1,937,166
5,000	5.250%, 6/01/26	No Opt. Call	A–	5,911,100

465	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A, 5.000%, 12/01/22	12/16 at 100.00	N/R	469,348

2,325	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23	6/23 at 100.00	N/R	2,497,073

1,500	Licking County, Ohio, Health Care Facilities Revenue Bonds, Kendal at Granville Obligated Group, Refunding Series 2015A, 5.100%, 7/01/25	No Opt. Call	N/R	1,606,515

270	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.000%, 4/01/20	No Opt. Call	BBB–	291,886

2,590	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.250%, 5/01/29	11/23 at 100.00	A+	3,075,884

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
100	5.000%, 2/15/19	No Opt. Call	BB+	107,619
2,445	5.000%, 2/15/20	No Opt. Call	BB+	2,668,742
1,725	5.000%, 2/15/21	No Opt. Call	BB+	1,902,347
2,250	5.000%, 2/15/27	2/23 at 100.00	BB+	2,444,422

2,000	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	Baa1	2,248,100

400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Corp. Project, Series 2006B, 3.625%, 12/01/33 (Mandatory put 6/01/20)	No Opt. Call	BBB–	411,568

1,500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, FirstEnergy Generation Corp. Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	BBB–	1,686,315

8,780	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	9,813,582

2,635	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	CCC+	1,862,550

2,000	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	3/16 at 100.00	B	2,003,540

265	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	2/16 at 100.00	B	265,559

1,320	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	No Opt. Call	B+	794,838

7,010	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 0.000%, 12/01/33	No Opt. Call	BBB–	7,289,068

1,000	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	12/17 at 100.00	N/R	1,062,280

250	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25	7/24 at 100.00	N/R	263,255

250	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015:
$300	5.000%, 12/01/23	No Opt. Call	BB	$326,703
595	5.000%, 12/01/24	No Opt. Call	BB	648,615
415	5.000%, 12/01/25	12/24 at 100.00	BB	448,831
850	5.500%, 12/01/29	12/24 at 100.00	BB	938,102

2,010	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/16 at 100.00	B	2,010,482

7,820	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Public Improvement Project, Series 2003, 5.250%, 12/01/23	6/16 at 100.00	BB	7,846,744

145	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Public Improvement Project, Series 2003, 5.375%, 12/01/35	6/16 at 100.00	BB	145,167

	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, L.L.C. – The University of Toledo Project, Series 2014A:
1,485	5.000%, 7/01/24	No Opt. Call	BBB–	1,681,495
2,250	5.000%, 7/01/29	7/24 at 100.00	BBB–	2,462,445

9,065	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	9,320,452
144,835	Total Ohio			144,749,734

	Oklahoma – 0.8%

2,950	Arbuckle Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2008, 7.250%, 1/01/38	1/18 at 102.00	N/R	3,177,386

2,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	3,150,598

17,625	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	No Opt. Call	BB–	19,769,962
23,450	Total Oklahoma			26,097,946

	Oregon – 0.1%

530	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/19	No Opt. Call	N/R	574,160

840	Oregon State Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 4.000%, 10/01/21	No Opt. Call	BBB–	893,995

1,095	Oregon State Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 6.875%, 11/01/27	11/21 at 100.00	N/R	1,149,016

550	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	N/R	584,810

405	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	No Opt. Call	N/R	406,280
3,420	Total Oregon			3,608,261

Nuveen Investments	251

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania – 7.0%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
$1,760	6.500%, 5/01/17	No Opt. Call	B+	$1,616,120
10,500	6.750%, 11/01/24	11/19 at 100.00	B+	6,317,955
350	6.875%, 5/01/30	11/19 at 100.00	B+	210,760

5,045	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.750%, 12/01/27	No Opt. Call	B+	3,037,292

2,200	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	2,201,914

400	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38	10/18 at 100.00	Baa3	433,024

200	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2007A, 5.000%, 11/15/17 (ETM)	No Opt. Call	N/R (4)	209,932

865	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	921,502

4,130	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	B+	3,991,769

6,455	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	7/16 at 100.00	N/R	6,506,834

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A:
2,800	5.000%, 5/01/30	No Opt. Call	Baa2	3,077,704
2,000	5.000%, 5/01/32	No Opt. Call	Baa2	2,184,160

2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 0.000%, 4/01/41	No Opt. Call	BBB–	2,046,320

7,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	BBB–	7,677,675

1,070	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	BBB–	1,074,259

250	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company Project, Series 1999B, 4.750%, 8/01/20 (Mandatory put 5/01/18)	No Opt. Call	A1	267,643

190	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 4.875%, 3/15/27	3/17 at 100.00	BBB–	191,526

3,210	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, U.S. Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	No Opt. Call	B+	1,931,971

2,890	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)	No Opt. Call	CCC+	2,191,111

252	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
$905	5.000%, 12/01/21	No Opt. Call	N/R	$977,572
295	5.000%, 12/01/30	12/25 at 100.00	N/R	309,234

1,975	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2012A, 5.000%, 10/15/22	No Opt. Call	BBB–	2,129,899

1,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 3.750%, 10/01/24	No Opt. Call	BBB–	1,030,920

1,000	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	Baa3	1,068,280

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
1,095	5.000%, 5/01/22	No Opt. Call	Baa3	1,241,128
655	5.000%, 5/01/23	No Opt. Call	Baa3	746,608
500	5.000%, 5/01/24	No Opt. Call	Baa3	572,045

8,450	Delaware County Authority, Pennsylvania, Hospital Revenue Bonds, Crozer-Keystone Obligated Group, Series 2006A, 5.000%, 12/15/26	12/16 at 100.00	BB	8,666,320

2,445	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/26	No Opt. Call	BBB	2,780,478

7,620	Delaware Valley Regional Finance Authority, Bucks, Chester, Delaware and Montgomery Counties, Pennsylvania, Local Government Revenue Bonds, Series 2007C, 0.808%, 6/01/27	No Opt. Call	A+	6,911,569

150	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2008A, 5.000%, 7/01/21	7/18 at 100.00	AA	163,944

515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	BBB	584,247

270	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19	No Opt. Call	BBB–	284,766

	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2014:
790	5.000%, 7/01/20	No Opt. Call	BBB–	866,077
870	5.000%, 7/01/22	No Opt. Call	BBB–	970,972
405	5.000%, 7/01/24	No Opt. Call	BBB–	454,775
1,000	5.000%, 7/01/29	No Opt. Call	BBB–	1,085,370

100	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Bonds, Series 2002A, 5.000%, 7/15/24 – AGM Insured	7/16 at 100.00	AA	100,241

1,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/18 – AGM Insured	7/16 at 100.00	AA	1,003,630

1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	1,056,400

	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000	5.000%, 5/01/20	No Opt. Call	BBB	1,083,120
1,000	5.000%, 5/01/22	No Opt. Call	BBB	1,100,790

Nuveen Investments	253

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$3,420	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33	7/24 at 100.00	N/R	$3,608,613

	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc., Refunding Series 2014A:
1,165	5.000%, 10/01/24	No Opt. Call	BBB+	1,353,777
1,200	5.000%, 10/01/25	10/24 at 100.00	BBB+	1,375,356
2,030	5.000%, 10/01/26	10/24 at 100.00	BBB+	2,302,243

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
4,240	5.000%, 1/15/25	No Opt. Call	Baa2	4,859,718
2,000	5.250%, 1/15/26	1/25 at 100.00	Baa2	2,309,100

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2008, 7.000%, 2/01/36 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (4)	1,125,280

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,019,430

1,625	Moon Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, Baptist Homes Society, Refunding Series 2015, 5.000%, 7/01/20	No Opt. Call	N/R	1,694,566

6,050	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	6/16 at 100.00	B	6,051,270

7,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 0.000%, 12/01/40	No Opt. Call	Baa3	7,759,500

11,900	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 0.000%, 12/01/38	No Opt. Call	N/R	11,914,399

34,170	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 0.000%, 12/01/37	No Opt. Call	N/R	34,196,311

4,100	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds, Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	Baa2 (4)	4,733,204

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
500	5.000%, 6/30/23 (Alternative Minimum Tax)	No Opt. Call	BBB	584,185
350	5.000%, 6/30/24 (Alternative Minimum Tax)	No Opt. Call	BBB	410,561
3,600	5.000%, 12/31/24 (Alternative Minimum Tax)	No Opt. Call	BBB	4,233,636
3,700	5.000%, 6/30/25 (Alternative Minimum Tax)	No Opt. Call	BBB	4,354,863

1,000	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010A, 7.500%, 5/01/20	No Opt. Call	B+	1,150,820

175	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 5.000%, 11/01/19	No Opt. Call	Baa3	188,258

120	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30	7/20 at 100.00	Baa3	129,550

2,985	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23	No Opt. Call	N/R	3,252,575

70	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	79,207

254	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,840	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007A, 5.500%, 7/01/30	7/17 at 100.00	BBB–	$1,884,638

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B:
4,290	5.000%, 7/01/17	No Opt. Call	BBB–	4,493,603
7,465	5.500%, 7/01/26	7/17 at 100.00	BBB–	7,717,466

25,475	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23	No Opt. Call	BBB–	26,727,860

100	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2008F, 5.000%, 9/01/17 – BHAC Insured	No Opt. Call	AA+	106,173

180	Reading, Berks County, Pennsylvania, General Obligation Bonds, Refunding Series 2011A, 5.250%, 11/15/19 – AGM Insured	No Opt. Call	A2	201,672

150	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 4.250%, 9/15/18 – FGIC Insured	3/16 at 100.00	AA–	149,441

1,000	Scranton, Pennsylvania, General Obligation Bonds, Refunding Series 2003B, 4.350%, 9/01/20 – AMBAC Insured	3/16 at 100.00	N/R	974,240

910	Scranton, Pennsylvania, General Obligation Bonds, Series 2013A, 7.250%, 9/01/23	No Opt. Call	N/R	941,613

500	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (4)	545,920

370	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 5.000%, 12/01/20	No Opt. Call	BBB	422,285

3,215	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2007F, 0.000%, 11/15/34	11/17 at 100.00	AA	2,834,633

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012A, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,229,200
229,250	Total Pennsylvania			229,193,022

	Rhode Island – 0.3%

2,000	Providence Public Building Authority, Rhode Island, Revenue Bonds, Various Capital Projects, Series 2011A, 5.875%, 6/15/26 – AGM Insured	6/21 at 100.00	AA	2,335,300

	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A:
1,500	5.000%, 4/01/23	No Opt. Call	Baa2	1,753,125
1,500	5.000%, 4/01/24	No Opt. Call	Baa2	1,760,460
1,910	5.000%, 4/01/25 – AGM Insured	No Opt. Call	AA	2,281,476
1,750	5.000%, 4/01/26 – AGM Insured	4/25 at 100.00	AA	2,064,142

85	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 5.000%, 5/15/17 – AGC Insured	No Opt. Call	A3	88,216

1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23	No Opt. Call	BBB	1,188,322

110	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2007-55B, 4.550%, 10/01/22 (Alternative Minimum Tax)	10/16 at 100.00	AA+	111,681
9,970	Total Rhode Island			11,582,722

Nuveen Investments	255

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina – 0.7%

$1,250	Greenwood County, South Carolina, Hospital Facilities Revenue Bonds, Self Regional Healthcare, Refunding Series 2012B, 5.000%, 10/01/25	No Opt. Call	A+	$1,444,100

6,850	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	7,394,643

	South Carolina Jobs and Economic Development Authority, Health Facilities Revenue Bonds, The Lutheran Homes of South Carolina Inc., Series 2013:
1,870	5.000%, 5/01/21	No Opt. Call	N/R	2,039,104
1,170	5.000%, 5/01/22	No Opt. Call	N/R	1,277,383
1,000	5.000%, 5/01/23	No Opt. Call	N/R	1,097,340

415	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 4.500%, 8/15/25	2/25 at 100.00	BB	423,968

875	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A, 5.750%, 11/01/23	No Opt. Call	N/R	930,554

130	South Carolina Jobs-Economic Authority, Student Housing Revenue Bonds, Coastal Housing Foundation, LLC Project, Series 2009A, 5.500%, 4/01/20 (ETM)	No Opt. Call	N/R (4)	142,669

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,500	5.000%, 8/01/23	No Opt. Call	BBB+	1,743,210
400	5.250%, 8/01/24	8/23 at 100.00	BBB+	478,124

	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1:
745	3.125%, 12/01/22 (WI/DD, Settling 2/11/16)	No Opt. Call	N/R	745,633
1,310	5.000%, 12/01/26 (WI/DD, Settling 2/11/16)	12/23 at 100.00	N/R	1,427,861

3,200	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	7/16 at 100.00	BB–	3,209,184
20,715	Total South Carolina			22,353,773

	South Dakota – 0.0%

40	Heartland Consumers Power District, South Dakota, Electric System Revenue Refunding Bonds, Series 1992, 6.000%, 1/01/17 – AGM Insured (ETM)	No Opt. Call	AA (4)	42,027

160	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 5.000%, 12/01/20	12/19 at 100.00	Baa3	175,986
200	Total South Dakota			218,013

	Tennessee – 1.2%

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
700	5.000%, 10/01/24	No Opt. Call	BBB+	832,349
1,135	5.000%, 10/01/25	10/24 at 100.00	BBB+	1,336,792

1,000	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Appalachian Christian Village Project, Refunding Series 2013, 4.000%, 2/15/23	No Opt. Call	BBB–	1,029,860

25,105	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014, 5.250%, 5/01/25	11/24 at 100.00	N/R	25,619,401

850	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,001,776

5,456	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,376,864

256	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
$755	5.000%, 2/01/18	No Opt. Call	A	$810,749
925	5.000%, 2/01/20	No Opt. Call	A	1,043,483
40	5.000%, 2/01/24	No Opt. Call	A	47,310
190	5.000%, 2/01/25	No Opt. Call	A	226,571
1,025	5.000%, 2/01/27	No Opt. Call	A	1,239,471
37,181	Total Tennessee			39,564,626

	Texas – 7.7%

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A:
1,500	5.250%, 1/01/19 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	1,542,900
3,000	5.250%, 1/01/24 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	3,082,020

765	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 4.500%, 11/01/18	No Opt. Call	N/R	791,025

455	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement Residence, Series 2007, 5.000%, 7/01/27	7/17 at 100.00	BBB	469,305

2,535	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue Bonds, The Dow Chemical Company Project, Series 2002-A4, 5.950%, 5/15/33 (Alternative Minimum Tax)	5/18 at 102.00	BBB	2,784,241

3,155	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue Refunding Bonds, Dow Chemical Company Project, Series 2002-B2, 4.950%, 5/15/33	5/17 at 100.00	BBB	3,331,175

2,900	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 6.375%, 9/01/28	9/22 at 103.00	N/R	3,018,175

1,050	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014, 6.750%, 9/01/24	9/22 at 103.00	N/R	1,088,944

700	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.375%, 9/01/28	9/20 at 103.00	N/R	702,009

1,500	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015, 5.500%, 9/01/24	9/22 at 103.00	N/R	1,504,425

65	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/18	No Opt. Call	BBB+	70,792

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
300	5.000%, 1/01/25	No Opt. Call	N/R	356,472
500	5.000%, 1/01/26	7/25 at 100.00	N/R	592,355
1,275	5.000%, 1/01/28	7/25 at 100.00	N/R	1,491,355
850	5.000%, 1/01/29	7/25 at 100.00	N/R	990,131

1,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 4.000%, 12/01/25	6/25 at 100.00	BBB–	1,608,060

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D:
2,000	5.000%, 11/01/24 (Alternative Minimum Tax)	No Opt. Call	A+	2,402,420
2,525	5.000%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A+	3,003,639

1,170	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23	No Opt. Call	BBB–	1,292,464

Nuveen Investments	257

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
$315	5.000%, 9/01/19	No Opt. Call	BB+	$353,342
255	4.000%, 9/01/20	No Opt. Call	BB+	277,509
255	5.000%, 9/01/21	No Opt. Call	BB+	288,224
230	5.000%, 9/01/22	No Opt. Call	BB+	258,803
325	5.000%, 9/01/23	No Opt. Call	BB+	365,807
305	5.000%, 9/01/24	No Opt. Call	BB+	343,787
1,785	5.250%, 9/01/29	9/24 at 100.00	BB+	1,980,279

1,000	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014, 6.125%, 9/01/28	No Opt. Call	N/R	1,061,730

3,645	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2015A, 4.206%, 10/01/29 (Mandatory put 3/01/17)	3/16 at 100.00	BB–	3,683,601

4,080	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	4,313,213

200	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/16 at 100.00	BB+	200,418

4,000	Gulf Coast Waste Disposal Authority, Texas, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 5.750%, 9/01/17	No Opt. Call	B+	3,616,160

225	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014, 6.000%, 9/01/26	9/22 at 100.00	N/R	232,139

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 6.750%, 9/01/28	9/22 at 100.00	N/R	515,475

	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
105	5.000%, 6/01/18	No Opt. Call	Baa3	112,768
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,060,183
1,400	5.000%, 6/01/28	6/23 at 100.00	Baa3	1,574,566

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
425	5.000%, 11/15/23	No Opt. Call	A3	511,364
545	5.000%, 11/15/24	No Opt. Call	A3	659,979
1,000	5.000%, 11/15/25	11/24 at 100.00	A3	1,199,850

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
1,455	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	1,785,794
965	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	1,174,038

	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,005	4.500%, 7/01/16	No Opt. Call	BB–	2,012,058
5,500	5.250%, 7/01/28	7/20 at 100.00	BB–	5,508,360

2,000	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 6.250%, 9/15/27	9/25 at 100.00	N/R	2,056,780

258	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$5,500	Health Facilities Development District of Central Texas, Revenue Bonds, Legacy at Willow Bend Project, Series 2006A, 5.625%, 11/01/26	11/16 at 100.00	N/R	$5,605,600

1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (Alternative Minimum Tax)	No Opt. Call	BB–	1,460,625

5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-2, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	5,475,850

10,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	10,969,300

	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014:
9,250	4.500%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	BB–	9,927,470
21,065	4.750%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	BB–	23,656,838
2,100	5.000%, 7/01/29	7/24 at 100.00	BB–	2,292,780

1,080	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	9/24 at 100.00	A2	1,322,406

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,400	5.000%, 8/15/24	No Opt. Call	N/R	1,657,740
1,000	5.000%, 8/15/25	No Opt. Call	N/R	1,190,660

775	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014, 5.375%, 9/01/28	9/19 at 103.00	N/R	783,099

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phases 2 -5 Major Improvement Project:
4,055	6.650%, 9/01/21	3/16 at 103.00	N/R	4,179,772
2,945	6.900%, 9/01/24	3/17 at 103.00	N/R	3,064,066

	Little Elm, Texas, Valencia Public Improvement District Phase I Special Assessment Revenue Bonds, Series 2014:
860	6.400%, 9/01/23	3/18 at 103.00	N/R	902,957
805	6.650%, 9/01/28	3/18 at 103.00	N/R	845,041

	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Refunding Series 2009:
1,000	5.500%, 2/15/18 (ETM)	No Opt. Call	N/R (4)	1,092,650
340	5.750%, 2/15/19 (ETM)	No Opt. Call	N/R (4)	388,280

25	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Series 2007, 4.750%, 2/15/17 (ETM)	No Opt. Call	N/R (4)	26,064

50	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1, 4.000%, 6/01/30	6/23 at 100.00	A–	53,326

500	McClendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015, 5.125%, 9/15/28	9/23 at 100.00	N/R	504,275

300	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc., Series 2014, 5.000%, 2/15/24	No Opt. Call	BBB–	332,310

6,165	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 6.500%, 1/01/26 (Alternative Minimum Tax)	No Opt. Call	N/R	6,231,890

Nuveen Investments	259

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,245	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.000%, 1/01/24	No Opt. Call	N/R	$1,325,302

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A:

465	4.000%, 4/01/20	No Opt. Call	BBB–	493,095
540	5.000%, 4/01/21	No Opt. Call	BBB–	600,512
655	5.000%, 4/01/23	No Opt. Call	BBB–	735,283
690	5.000%, 4/01/24	No Opt. Call	BBB–	775,788
300	5.000%, 4/01/25	4/24 at 100.00	BBB–	334,335
3,280	5.000%, 4/01/29	No Opt. Call	BBB–	3,577,102

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A:

450	4.000%, 4/01/24 – AGM Insured	No Opt. Call	AA	498,375
2,250	5.000%, 4/01/29	4/24 at 100.00	BBB–	2,467,102

725	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University Project, Series 2014A, 5.000%, 4/01/29	4/24 at 100.00	BBB–	797,109

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville III, L.L.C. – Tarleton State University Project, Series 2015A:

440	4.000%, 4/01/22	No Opt. Call	BBB–	471,830
430	5.000%, 4/01/24	No Opt. Call	BBB–	489,413

1,845	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville, L.L.C. – Tarleton State University Project, Series 2013A, 5.375%, 4/01/28	4/23 at 100.00	BBB–	2,050,109

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A:
305	5.000%, 4/01/24	No Opt. Call	Baa3	343,152
2,345	5.000%, 4/01/29	4/24 at 100.00	Baa3	2,552,228

900	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/26	1/25 at 100.00	A2	1,099,863

2,100	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002A., 6.450%, 11/01/30 (Pre-refunded 3/03/16)	3/16 at 100.00	BB– (4)	2,107,350

3,750	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Pre-refunded 3/03/16) (Alternative Minimum Tax)	3/16 at 100.00	BB– (4)	3,763,950

1,890	Port of Bay City Authority, Matagorda County, Texas, Revenue Bonds, Hoechst Celanese Corporation Project, Series 1996, 6.500%, 5/01/26 (Alternative Minimum Tax)	5/16 at 100.00	BB–	1,896,710

1,970	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/29	2/24 at 100.00	Baa2	2,175,491

1,350	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding Series 2007, 4.450%, 6/01/20 – NPFG Insured	No Opt. Call	AA–	1,490,319

1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, Hoechst Celanese Corporation Project, Series 2002B, 6.700%, 11/01/30 (Pre-refunded 3/03/16) (Alternative Minimum Tax)	3/16 at 100.00	BB– (4)	1,505,580

260	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$500	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 5.625%, 12/15/22 (8)	No Opt. Call	N/R	$442,290

1,545	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014B-1, 6.125%, 11/15/20	5/16 at 100.00	N/R	1,547,627

	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
75	5.250%, 8/01/17	No Opt. Call	A	79,751
770	5.500%, 8/01/22	No Opt. Call	A	935,203
355	5.500%, 8/01/27	No Opt. Call	A	449,526

	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue Empowerment Zone Bonds, Series 2005A:
3,555	5.000%, 7/15/34 – AMBAC Insured (Alternative Minimum Tax)	7/16 at 100.00	A3	3,569,042
8,040	5.000%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)	7/16 at 100.00	A3	8,070,472

1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2007, 5.500%, 11/15/22	11/17 at 100.00	BB	1,031,620

1,845	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015A, 5.000%, 11/15/25	No Opt. Call	BB	1,970,054

8,155	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015B-1, 4.500%, 11/15/21	5/17 at 100.00	BB	8,191,208

2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015B-2, 3.875%, 11/15/20	5/17 at 100.00	BB	2,515,125

	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D:
195	5.625%, 12/15/17	No Opt. Call	BBB+	205,259
2,500	6.250%, 12/15/26	No Opt. Call	BBB+	3,094,375

	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
200	5.000%, 12/15/19	No Opt. Call	A3	226,272
3,000	5.000%, 12/15/21	No Opt. Call	A3	3,514,830
5,000	5.000%, 12/15/22	No Opt. Call	A3	5,959,250
3,400	5.000%, 12/15/24	No Opt. Call	A3	4,004,486
2,000	5.000%, 12/15/25	No Opt. Call	A3	2,341,660
550	5.000%, 12/15/27	No Opt. Call	A3	636,752
975	5.000%, 12/15/29	No Opt. Call	A3	1,114,210

45	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/23	No Opt. Call	BBB+	54,233

1,300	Travis County Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Longhorn Village Project, Refunding Series 2012A, 6.000%, 1/01/22	No Opt. Call	N/R	1,413,867

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
1,205	5.250%, 11/01/17	No Opt. Call	Baa3	1,266,009
14,415	5.250%, 11/01/32	11/17 at 100.00	Baa3	14,811,557

Nuveen Investments	261

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Benefited Area Series 2015:
$500	4.000%, 12/01/21	No Opt. Call	N/R	$534,390
550	4.000%, 12/01/27	12/24 at 100.00	N/R	559,972

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,275	5.500%, 9/01/25	No Opt. Call	N/R	3,329,299
1,840	6.125%, 9/01/35	9/25 at 100.00	N/R	1,866,533
235,360	Total Texas			252,516,003

	Utah – 0.7%

17,500	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	18,552,800

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,215	5.550%, 11/15/21 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (4)	1,263,503
500	5.550%, 11/15/26 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (4)	519,960

750	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 4.300%, 4/15/25	4/20 at 100.00	N/R	755,243

325	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A, 3.625%, 10/15/18	No Opt. Call	BB+	328,897

195	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2008A, 6.375%, 7/15/18 (Pre-refunded 7/15/16)	7/16 at 102.00	BBB– (4)	204,300
20,485	Total Utah			21,624,703

	Vermont – 0.4%

2,190	Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/28	No Opt. Call	Baa3	2,284,104

	Burlington, Vermont, Electric System Revenue Bonds, Series 2011A:
265	5.500%, 7/01/29	7/21 at 100.00	Baa1	300,616
315	5.625%, 7/01/30	7/21 at 100.00	Baa1	358,199
460	5.750%, 7/01/31	7/21 at 100.00	Baa1	524,584

1,300	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Refunding Series 2006A, 5.250%, 5/01/26 (Pre-refunded 5/01/16)	5/16 at 100.00	N/R (4)	1,315,938

4,000	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/02/18) (Alternative Minimum Tax)	No Opt. Call	BB–	4,036,280

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Saint Michael’s College Project, Series 2012:
170	5.000%, 10/01/24	10/22 at 100.00	BBB+	196,925
555	5.000%, 10/01/25	10/22 at 100.00	BBB+	638,383
805	5.000%, 10/01/27	10/22 at 100.00	BBB+	915,092

2,250	Vermont Student Assistance Corporation, Education Loan Revenue Bonds, Senior Series 2014A, 5.000%, 6/15/23 (Alternative Minimum Tax)	No Opt. Call	AA	2,624,400
12,310	Total Vermont			13,194,521

	Virgin Islands – 0.9%

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 4.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	2,140,940

262	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands (continued)

$7,135	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/24	No Opt. Call	BBB+	$8,359,865

320	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/25	10/20 at 100.00	BBB	357,456

1,500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,837,875

50	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 5.125%, 10/01/19	No Opt. Call	Baa3	54,871

2,220	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	2,440,224

1,530	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	1,707,235

5,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	Baa3	5,645,450

	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2010A:
1,225	4.750%, 7/01/16	No Opt. Call	BBB–	1,238,340
1,300	4.750%, 7/01/17	No Opt. Call	BBB–	1,341,522
2,380	5.000%, 7/01/18	No Opt. Call	BBB–	2,510,162

3,305	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2003, 4.500%, 7/01/28 – AMBAC Insured	7/16 at 100.00	BBB–	3,306,686
27,965	Total Virgin Islands			30,940,626

	Virginia – 0.8%

1,000	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 5.000%, 11/01/29	11/24 at 100.00	N/R	1,023,690

1,025	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25	No Opt. Call	N/R	1,064,708

960	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/20	No Opt. Call	Baa1	1,076,400

	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2014:
1,000	5.000%, 6/15/26	6/24 at 100.00	Baa1	1,184,460
2,000	5.000%, 6/15/27	6/24 at 100.00	Baa1	2,346,440

700	Industrial Development Authority of the County of Prince William, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26	1/17 at 100.00	N/R	703,129

2,130	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 4.000%, 3/01/25	No Opt. Call	N/R	2,132,002

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
207	5.800%, 9/01/17	No Opt. Call	N/R	219,708
2,622	6.250%, 9/01/24	9/17 at 100.00	N/R	2,784,302
2,387	6.450%, 9/01/37	9/17 at 100.00	N/R	2,519,837

	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
1,480	5.000%, 7/01/23	No Opt. Call	BB+	1,634,941
1,550	5.000%, 7/01/24	No Opt. Call	BB+	1,712,905
1,635	5.000%, 7/01/25	No Opt. Call	BB+	1,807,100

Nuveen Investments	263

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A:
$400	5.000%, 7/01/22	No Opt. Call	BB+	$441,752
1,320	5.000%, 7/01/23	No Opt. Call	BB+	1,458,191
1,390	5.000%, 7/01/24	No Opt. Call	BB+	1,536,089
1,455	5.000%, 7/01/25	No Opt. Call	BB+	1,608,153

1,000	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014, 5.000%, 10/01/24	No Opt. Call	A–	1,212,450
24,261	Total Virginia			26,466,257

	Washington – 1.0%

1,140	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A, 4.250%, 12/01/25	No Opt. Call	N/R	1,182,214

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
2,660	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R	2,717,296
1,500	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,525,410

	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
1,110	5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	1,316,149
1,165	5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	A–	1,392,792

430	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/16 at 100.00	N/R	430,017

800	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/17 at 100.00	BBB	808,280

1,000	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,109,950

5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bonds Trust 2015-XF1017, 2.668%, 1/01/35 (Mandatory put 1/02/25) (IF) (4), (5)	7/24 at 100.00	A	4,799,800

45	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	50,446

70	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	82,579

1,350	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25	No Opt. Call	N/R	1,418,296

2,875	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, TEMPS 45 Series 2015B-3, 4.375%, 1/01/21	7/17 at 100.00	N/R	2,922,897

2,125	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, TEMPS 65 Series 2015B-2, 4.875%, 1/01/22	7/17 at 100.00	N/R	2,139,429

725	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23	No Opt. Call	N/R	777,497

85	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 4.000%, 7/01/18	No Opt. Call	A–	89,092

2,450	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 6.000%, 1/01/24	No Opt. Call	N/R	2,635,073

264	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$2,925	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, TEMPS 50 Series 2014B-3, 5.125%, 1/01/20	7/16 at 100.00	N/R	$2,927,135

2,700	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, TEMPS 65 Series 2014B-2, 5.375%, 1/01/20	7/16 at 100.00	N/R	2,702,592

2,350	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, TEMPS 80 Series 2014B-1, 5.875%, 1/01/21	7/16 at 100.00	N/R	2,352,867
32,505	Total Washington			33,379,811

	West Virginia – 0.1%

2,220	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc., Series 2013, 5.750%, 7/01/23	No Opt. Call	Ba1	2,497,611

1,500	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	BBB	1,503,375
3,720	Total West Virginia			4,000,986

	Wisconsin – 2.5%

1,915	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	2,097,212

725	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	739,174

250	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin – Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/22	No Opt. Call	BBB–	277,013

1,820	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%, 7/15/32	No Opt. Call	BBB–	1,986,748

2,715	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25	No Opt. Call	BB+	2,755,263

535	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 4.375%, 7/01/25	No Opt. Call	N/R	544,502

635	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	BB+	711,962

325	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A, 4.125%, 10/01/24	10/22 at 100.00	BB+	335,709

1,725	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Palm Beach Maritime Academy, Series 2014A, 6.500%, 5/01/29 (8)	5/24 at 100.00	N/R	1,653,913

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A:
670	5.250%, 2/01/25	No Opt. Call	N/R	673,484
1,380	5.750%, 2/01/35	2/25 at 100.00	N/R	1,361,177

6,780	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	7,101,169

	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc. Project, Refunding Series 2015A:
1,045	4.000%, 9/01/20	No Opt. Call	BB	1,091,440
1,250	5.000%, 9/01/25	No Opt. Call	BB	1,353,875

465	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB+	507,464

Nuveen Investments	265

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$1,900	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.000%, 4/01/22	No Opt. Call	BB–	$1,969,388

3,000	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.000%, 4/01/25	No Opt. Call	BB–	3,107,520

5,165	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	5,523,916

790	Public Finance Authority of Wisconsin, Senior Living Revenue Bonds, Rose Villa Project, TEMPS 65 Series 2014, 4.250%, 11/15/20	5/16 at 100.00	N/R	791,019

540	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation – Cullowhee LLC – Western California University Project, Series 2015A, 5.000%, 7/01/23	No Opt. Call	BBB–	602,996

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
645	5.000%, 5/01/23	No Opt. Call	N/R	687,602
1,250	5.000%, 5/01/26	5/24 at 100.00	N/R	1,329,837

2,265	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/26	No Opt. Call	A–	2,631,137

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/25	No Opt. Call	A2	2,909,725

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
300	5.000%, 7/01/21	No Opt. Call	BBB+	347,613
750	5.000%, 7/01/22	No Opt. Call	BBB+	882,255
1,000	5.000%, 7/01/23	No Opt. Call	BBB+	1,180,270
385	5.000%, 7/01/25	7/24 at 100.00	BBB+	450,989
670	5.000%, 7/01/26	7/24 at 100.00	BBB+	778,547

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John’s Communities Inc., Series 2015B:
100	4.000%, 9/15/22	No Opt. Call	N/R	108,689
100	4.000%, 9/15/23	9/22 at 100.00	N/R	107,220
100	4.000%, 9/15/24	9/22 at 100.00	N/R	106,081
100	4.000%, 9/15/25	9/22 at 100.00	N/R	104,775

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
200	5.000%, 8/15/21	No Opt. Call	A–	228,546
200	5.000%, 8/15/22	No Opt. Call	A–	231,224

5,825	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Upland Hills Health Inc., Series 2006A, 5.125%, 5/15/29	5/16 at 100.00	BBB+	5,862,746

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2014:
250	5.000%, 3/01/23	No Opt. Call	BBB	289,845
945	5.000%, 3/01/24	No Opt. Call	BBB	1,100,613
500	5.000%, 3/01/25	3/24 at 100.00	BBB	576,910

390	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/21	8/16 at 100.00	A–	399,317

2,140	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	A–	2,182,415

266	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$4,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/29	12/22 at 102.00	N/R	$4,233,944

1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 4.250%, 10/01/24	10/22 at 102.00	N/R	1,562,355

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,345	5.000%, 5/01/22	No Opt. Call	BBB	1,548,821
1,485	5.000%, 5/01/24	No Opt. Call	BBB	1,728,436
350	5.000%, 5/01/25	5/24 at 100.00	BBB	400,614
800	5.000%, 5/01/26	5/24 at 100.00	BBB	910,472

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
7,000	5.750%, 5/01/33	5/19 at 100.00	AA–	8,026,060
4,000	6.000%, 5/01/36	5/19 at 100.00	AA–	4,627,920
74,745	Total Wisconsin			80,719,922

	Wyoming – 0.2%

	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A:
1,230	5.000%, 9/01/23	No Opt. Call	BBB–	1,434,389
795	5.000%, 9/01/24	9/23 at 100.00	BBB–	914,091
1,360	5.000%, 9/01/25	9/23 at 100.00	BBB–	1,546,143
1,310	5.000%, 9/01/30	9/23 at 100.00	BBB–	1,444,052

1,000	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	6/16 at 100.00	BBB	1,003,730

1,100	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, L.L.C. – University of Wyoming Project, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BBB	1,244,925
6,795	Total Wyoming			7,587,330
$3,145,351	Total Municipal Bonds (cost $3,190,576,041)			3,278,922,062

Shares	Description (1)			Value

	INVESTMENT COMPANIES – 0.6%

6,475	Eaton Vance Massachusetts Municipal Bond Fund Institutional Munifund Term Preferred Shares iMTPs			$6,472,863

3,875	Eaton Vance Municipal Bond Fund II Institutional Munifund Term Preferred Shares iMTPs			3,873,683

7,350	Eaton Vance Ohio Municipal Bond Fund Institutional Munifund Term Preferred Shares iMTPs			7,347,575
	Total Investment Companies (cost $17,700,000)			17,694,121

Shares	Description (1)			Value

	Common Stocks – 0.0%

	Airlines – 0.0%

11,715	American Airlines Group Inc., (10)			$456,768
	Total Common Stocks (cost $363,949)			456,768
	Total Long-Term Investments (cost $3,208,639,990)			3,297,072,951

Nuveen Investments	267

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings	Value

	SHORT-TERM INVESTMENTS – 0.2%

	MUNICIPAL BONDS – 0.2%

	California – 0.1%

$2,000	California Municipal Finance Authority, Revenue Bonds, Northbay Healthcare Group, Variable Rate Demand Obligation Series 2013A, 2.230%, 11/01/27 (9)	4/16 at 100.00	BBB–	$2,001,680

	Indiana – 0.1%

5,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Variable Rate Demand Obligations, Series 2014, 0.760%, 12/01/44 (9)	6/19 at 100.00	A–	4,908,750
$7,000	Total Short-Term Investments (cost $6,975,844)			6,910,430
	Total Investments (cost $3,215,615,834) – 100.9%			3,303,983,381
	Floating Rate Obligations – (0.3)%			(8,000,000)
	Other Assets Less Liabilities – (0.6)% (11)			(20,323,371)
	Net Assets – 100%			$3,275,660,010

Investments in Derivatives as of January 31, 2016

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC*	$88,300,000	Receive	3 Month USD -LIBOR -ICE	2.270%	Semi- Annually	9/27/16	9/27/22	$(3,478,990)	$(353,862)	$(3,506,146)
JPMorgan Chase Bank, N.A.	32,100,000	Receive	Weekly USD -SIFMA	1.937	Quarterly	3/17/16	3/17/25	(2,007,833)	N/A	(2,007,833)
Morgan Stanley Capital Services LLC	43,000,000	Receive	Weekly USD -SIFMA	1.630	Quarterly	3/01/16	3/1/24	(1,728,773)	N/A	(1,728,773)
	$163,400,000							$(7,215,596)	$(353,862)	$(7,242,752)
*	Morgan Stanley is the clearing broker for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment needs credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

268	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements at the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,278,922,062	$—	$3,278,922,062
Investment Companies	—	17,694,121	—	17,694,121
Common Stocks	456,768	—	—	456,768
Short-Term Investments:
Municipal Bonds	—	6,910,430	—	6,910,430
Investments in Derivatives:
Interest Rate Swaps*	—	(7,242,752)	—	(7,242,752)
Total	$456,768	$3,296,283,861	$—	$3,296,740,629
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments (excluding investments in derivatives) was $3,203,586,216.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$116,673,781
Depreciation	(24,276,616)
Net unrealized appreciation (depreciation) of investments	$92,397,165

Nuveen Investments	269

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(6)	On January 1, 2016, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 5.000% to 5.500%.

(7)	On January 1, 2016, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 4.750% to 5.250%.

(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(10)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as exchange-cleared and exchange-traded derivatives, when applicable.

(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

N/A	Not Applicable

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate Intercontinental Exchange

USD-SIFMA	United States Dollar-Securities Industry and Financial Market Association

270	Nuveen Investments

Nuveen Strategic Municipal Opportunities Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 101.5

	MUNICIPAL BONDS – 100.7%

	National – 0.3%

$186	Municipal Tax Exempt Asset Trust, Trust Receipt, Series 2010-7 Loma Linda University Behavioral Medicine Center, Inc., 4.390%, 12/01/26	2/16 at 100.00	N/R	$184,733

	Alabama – 1.2%

200	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A, 4.750%, 1/01/25 – AGM Insured	7/16 at 100.00	AA	201,460

250	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	238,585

105	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	105,642

90	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Series 2009A, 6.250%, 11/01/33	11/19 at 100.00	BBB	104,304
645	Total Alabama			649,991

	Arizona – 2.7%

875	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/28	7/25 at 100.00	AA	1,084,134

300	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A, 5.000%, 7/01/29	7/25 at 100.00	A+	364,014
1,175	Total Arizona			1,448,148

	California – 30.0%

250	Banning Financing Authority, California, Revenue Bonds, Electric System Project, Refunding Series 2015, 5.000%, 6/01/32 – AGM Insured	6/25 at 100.00	AA	293,565

300	California Educational Facilities Authority, Revenue Bonds, Claremont McKenna College, Refunding Series 2015A, 4.000%, 1/01/34	1/26 at 100.00	Aa2	326,112

	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A:
350	5.000%, 11/15/41 (WI/DD, Settling 2/03/16)	11/25 at 100.00	AA–	409,276
75	5.000%, 11/15/46 (WI/DD, Settling 2/03/16)	11/25 at 100.00	AA–	87,311

240	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A, 5.000%, 11/01/27	11/23 at 100.00	Aa2	292,087

250	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2015A, 5.000%, 2/01/46	2/25 at 100.00	A–	279,470

250	California School Finance Authority School Facility Revenue Bonds, KIPP LA Projects, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BBB–	275,685

300	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/31 (WI/DD, Settling 2/05/16)	6/25 at 100.00	N/R	315,264

200	California State, General Obligation Bonds, Various Purpose Refunding Series 2014, 5.000%, 10/01/32	10/24 at 100.00	AA–	241,530

Nuveen Investments	271

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 4.750%, 7/01/39 (4)	7/16 at 100.00	CCC	$496,570

2,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Election 2004 Series 2004A, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	AA+	1,567,979

	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 05-1, Series 2016:
480	5.000%, 9/01/23 (WI/DD, Settling 2/10/16)	No Opt. Call	N/R	566,515
530	5.000%, 9/01/25 (WI/DD, Settling 2/10/16)	No Opt. Call	N/R	633,440

1,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47	6/17 at 100.00	B	1,072,920

215	Hollister Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Community Development Project, Refunding Series 2014, 5.000%, 10/01/27 – BAM Insured	10/24 at 100.00	AA	259,131

1,200	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2015C, 5.000%, 11/01/37	5/26 at 100.00	AA–	1,445,952

1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/32 (Alternative Minimum Tax)	5/25 at 100.00	AA	1,182,490

425	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 4.000%, 9/01/27 (WI/DD, Settling 2/18/16)	9/25 at 100.00	N/R	458,184

1,500	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43	8/35 at 100.00	AA	1,107,330

100	Oceanside Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2015A, 5.000%, 9/01/25 – BAM Insured	No Opt. Call	AA	124,869

525	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 5.000%, 8/15/30	8/25 at 100.00	N/R	626,614

500	Pittsburg City Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Subordinate Series 2016A, 5.000%, 9/01/29 (WI/DD, Settling 2/10/16) – AGM Insured	9/26 at 100.00	AA	605,710

220	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/30	9/25 at 100.00	N/R	252,666

1,500	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	9/25 at 100.00	AA–	1,892,820

150	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/32 – NPFG Insured	No Opt. Call	AA–	76,720

175	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Refunding Series 2006D, 5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB+	185,881

1,000	Santee School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 4.000%, 8/01/31	8/25 at 100.00	AA–	1,122,610
15,435	Total California			16,198,701

	Colorado – 4.0%

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 5.750%, 12/01/35	12/25 at 100.00	N/R	505,195

220	Colorado School of Mines Board of Trustees, Institutional Enterprise Revenue Bonds, Refunding Series 2016, 5.000%, 8/01/26 (WI/DD, Settling 2/25/16)	8/25 at 100.00	Aa2	277,759

272	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$200	Fossil Ridge Metropolitan District No. 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 5.000%, 12/01/44	12/20 at 100.00	BBB	$211,620

100	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	101,644

500	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	506,580

80	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/35	12/25 at 100.00	BBB	91,566

500	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	445,880
2,100	Total Colorado			2,140,244

	Connecticut – 0.6%

200	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/16 at 100.00	B2	201,168

125	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2015A, 5.000%, 8/01/33	8/25 at 100.00	AA	150,355
325	Total Connecticut			351,523

	District of Columbia – 0.9%

200	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	249,912

190	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2015B, 5.000%, 10/01/29	10/25 at 100.00	AA	235,091
390	Total District of Columbia			485,003

	Florida – 2.5%

240	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30	7/25 at 100.00	N/R	251,362

200	Lakewood Ranch Stewardship District, Florida, Special Assessment Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36 (WI/DD, Settling 2/08/16)	5/26 at 100.00	N/R	202,060

175	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45	4/25 at 100.00	A–	197,633

250	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	265,890

	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial HealthCare Inc. Project, Series 2016A:
160	5.000%, 12/01/36 (WI/DD, Settling 2/02/16)	12/25 at 100.00	Baa1	181,878
225	5.000%, 12/01/41 (WI/DD, Settling 2/02/16)	12/25 at 100.00	Baa1	251,764
1,250	Total Florida			1,350,587

	Guam – 2.5%

1,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	A	1,193,790

150	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	165,536
1,150	Total Guam			1,359,326

Nuveen Investments	273

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii – 0.4%

$200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	No Opt. Call	N/R	$203,744

	Illinois – 3.0%

175	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015B, 5.000%, 1/01/29	1/25 at 100.00	A	207,636

745	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/35	1/26 at 100.00	BBB+	719,335

100	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35	12/25 at 100.00	N/R	100,892

200	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	Caa1	193,304

250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 22.595%, 10/01/46 (UB), (7)	10/25 at 100.00	AA+	284,410

270	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 6.375%, 1/01/17 (5)	No Opt. Call	N/R	126,627
1,740	Total Illinois			1,632,204

	Indiana – 2.3%

110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	B+	64,114

1,000	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/36	7/26 at 100.00	A+	1,181,780
1,110	Total Indiana			1,245,894

	Iowa – 2.8%

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
250	5.500%, 12/01/22	12/18 at 100.00	BB–	263,180
205	5.250%, 12/01/25	12/23 at 100.00	BB–	224,454

1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46	6/16 at 100.00	B+	999,900
1,455	Total Iowa			1,487,534

	Louisiana – 3.2%

1,000	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/41	11/25 at 100.00	A–	1,126,090

500	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/21	No Opt. Call	A+	591,940
1,500	Total Louisiana			1,718,030

	Maine – 0.4%

200	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth Issue, Series 2015, 5.000%, 7/01/30	7/24 at 100.00	A+	230,454

	Maryland – 2.9%

100	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	101,456

500	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB–	479,945

274	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (6)	12/16 at 100.00	N/R	$298,695

1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31	12/16 at 100.00	N/R	597,390

65	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A	74,221
2,165	Total Maryland			1,551,707

	Massachusetts – 5.4%

500	Massachusetts Development Finance Agency Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/28	8/25 at 100.00	A+	603,605

1,500	Massachusetts Development Finance Agency Revenue Bonds, Partners HealthCare System Issue, Series 2016Q, 5.000%, 7/01/29	7/26 at 100.00	AA	1,845,255

230	Massachusetts Development Finance Agency Revenue Bonds, UMass Memorial Healthcare, Refunding Series 2016I, 5.000%, 7/01/28 (WI/DD, Settling 2/02/16)	7/26 at 100.00	A–	275,427

180	Massachusetts Development Finance Agency, Massachusetts, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/31	No Opt. Call	A–	207,835
2,410	Total Massachusetts			2,932,122

	Michigan – 0.4%

200	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	204,748

	Minnesota – 0.4%

195	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 5.000%, 1/01/29	1/26 at 100.00	A+	239,912

	Mississippi – 1.8%

998	Mississippi Home Corporation, Cambridge Park Apartments, Series 2015CR-4, 5.750%, 12/01/47 (Mandatory put 3/01/19) (Alternative Minimum Tax)	3/18 at 100.00	N/R	985,191

	Missouri – 0.6%

300	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2015A, 4.000%, 10/01/42	10/25 at 100.00	AA–	312,456

	Nebraska – 0.2%

100	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A–	112,698

	Nevada – 0.4%

200	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18, Inspirada Series 2006, 5.150%, 9/01/20	3/16 at 100.00	N/R	194,046

	New Jersey – 0.6%

300	Morris County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Morris County General Obligation Bond Project, Series 2015, 4.000%, 5/01/22	No Opt. Call	AAA	349,563

	New York – 13.6%

250	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/35	No Opt. Call	BBB–	105,958

170	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc., Series 2015, 5.500%, 9/01/45	9/25 at 100.00	N/R	183,926

Nuveen Investments	275

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$300	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2015B, 5.000%, 9/01/32	9/25 at 100.00	A–	$354,330

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015F, 5.000%, 11/15/36	11/25 at 100.00	AA–	1,181,640

200	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	208,582

1,250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	1,332,287

250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.375%, 11/15/40	No Opt. Call	N/R	267,788

55	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015, 5.000%, 1/01/22	No Opt. Call	A–	65,116

200	Niagara Frontier Transportation Authority, New York, Airport Revenue Bonds, Buffalo International Airport, Series 2014A, 5.000%, 4/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa1	236,340

535	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fourth Series 2015, 4.000%, 10/15/45	10/25 at 100.00	AA–	574,162

1,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2013A, 5.000%, 11/15/25	5/23 at 100.00	A+	1,228,270

250	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2015, 4.000%, 8/01/35	2/26 at 100.00	N/R	265,020

1,200	Westchester County Health Care Corporation, New York, Revenue Bonds, Senior Lien, Series 2000A, 5.000%, 11/01/30	11/21 at 100.00	Baa1	1,355,496
6,660	Total New York			7,358,915

	North Carolina – 0.5%

250	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	270,085

	Ohio – 4.4%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
225	5.125%, 6/01/24	6/17 at 100.00	B–	206,255
1,000	5.875%, 6/01/47	6/17 at 100.00	B	885,860

120	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/19	No Opt. Call	BB+	129,143

1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/36	12/22 at 100.00	Aa3	1,163,510
2,345	Total Ohio			2,384,768

	Pennsylvania – 1.0%

100	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 5.000%, 10/01/34	10/24 at 100.00	BBB–	107,939

200	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 5.000%, 6/01/22	No Opt. Call	Baa3	225,926

180	Scranton, Pennsylvania, General Obligation Bonds, Series 2013A, 7.250%, 9/01/23	No Opt. Call	N/R	186,253
480	Total Pennsylvania			520,118

276	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina – 3.4%

$200	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/30	8/23 at 100.00	BBB+	$230,986

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
600	5.000%, 12/01/35 (WI/DD, Settling 2/10/16)	6/26 at 100.00	AA–	707,448
555	5.000%, 12/01/36 (WI/DD, Settling 2/10/16)	6/26 at 100.00	AA–	649,017

250	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1, 5.000%, 12/01/31 (WI/DD, Settling 2/11/16)	12/23 at 100.00	N/R	266,200
1,605	Total South Carolina			1,853,651

	Texas – 6.5%

100	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/30	7/25 at 100.00	BBB+	116,102

100	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	102,743

200	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2015, 5.000%, 1/01/21	No Opt. Call	A	232,268

275	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)	1/26 at 102.00	N/R	278,171

1,000	Texas A&M University, Financing System Revenue Bonds, Refunding Series 2013B, 5.000%, 5/15/24	5/23 at 100.00	Aaa	1,255,330

200	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/25	No Opt. Call	A3	234,166

	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C:
135	5.000%, 8/15/33	8/24 at 100.00	BBB+	155,106
1,000	5.000%, 8/15/34	8/24 at 100.00	BBB+	1,145,690
3,010	Total Texas			3,519,576

	Virginia – 0.5%

250	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45	3/25 at 100.00	N/R	259,623

	Washington – 0.4%

200	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45	7/25 at 100.00	N/R	209,676

	Wisconsin – 0.9%

250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 5.625%, 7/01/45	7/25 at 100.00	N/R	252,810

200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	225,530
450	Total Wisconsin			478,340
$50,979	Total Municipal Bonds (cost $53,324,846)			54,423,311

Nuveen Investments	277

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 0.8%

	Real Estate Management & Development – 0.8%

$516	AAF Holdings LLC, 144A	12.000%	7/01/19	N/R	$433,387
$516	Total Corporate Bonds (cost $491,643)				433,387
	Total Long-Term Investments (cost $53,816,489)				54,856,698
	Floating Rate Obligations – (0.4)%				(200,000)
	Other Assets Less Liabilities – (1.1)% (8)				(597,892)
	Net Assets – 100%				$54,058,806

Investments in Derivatives as of January 31, 2016

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (9)	Current Credit Spread (10)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	Assured Guaranty Municipal Corp.	Buy	3.85%	$2,000,000	5.000%	12/20/20	$(98,692)	$8,584
Goldman Sachs Bank USA	Assured Guaranty Municipal Corp.	Buy	3.94	250,000	5.000	9/20/20	(14,224)	(3,164)
Goldman Sachs Bank USA	Markit MCDX NA 21	Buy	1.15	250,000	1.000	12/20/18	748	(396)
Goldman Sachs Bank USA	Markit MCDX NA 24	Buy	0.96	250,000	1.000	6/20/20	(736)	(833)
				$2,750,000			$(112,904)	$4,191

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$54,423,311	$—	$54,423,311
Corporate Bonds	—	433,387	—	433,387
Investments in Derivatives:
Credit Default Swaps*	—	4,191	—	4,191
Total	$—	$54,860,889	$—	$54,860,889
*	Represents net unrealized appreciation (depreciation).

278	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments (excluding investments in derivatives) was $53,606,247.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$1,244,254
Depreciation	(193,803)
Net unrealized appreciation (depreciation) of investments	$1,050,451

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	On January 1, 2016, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 4.750% to 5.250%.

(5)	On November 11, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.375% to 3.825%.

(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as exchange-cleared and exchange-traded derivatives, when applicable.

(9)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(10)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	279

Nuveen Limited Term Municipal Bond Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.9%

	MUNICIPAL BONDS – 99.4%

	Alabama – 0.4%

$6,315	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.650%, 6/01/34 (Mandatory put 3/20/17)	No Opt. Call	A1	$6,379,981

11,700	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2008, 1.625%, 7/15/34 (Mandatory put 10/02/18)	No Opt. Call	A1	11,810,097
18,015	Total Alabama			18,190,078

	Alaska – 0.4%

	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,655	5.000%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	1,921,621
3,565	5.000%, 1/01/26 (Alternative Minimum Tax)	7/25 at 100.00	N/R	4,138,430

	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011:
2,680	5.000%, 4/01/18	No Opt. Call	A1	2,895,579
1,360	5.000%, 4/01/19	No Opt. Call	A1	1,514,292

5,295	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	4/21 at 100.00	Ba1	5,297,171
14,555	Total Alaska			15,767,093

	Arizona – 3.8%

3,355	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2015B, 5.000%, 7/01/20	No Opt. Call	AA	3,929,309

55	Arizona Board of Regents, University of Arizona, System Revenue Refunding Bonds, Series 1992A, 6.200%, 6/01/16	No Opt. Call	Aa2	56,003

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,000	3.000%, 2/01/16	No Opt. Call	BBB+	1,000,140
1,000	4.000%, 2/01/17	No Opt. Call	BBB+	1,031,760
2,000	5.000%, 2/01/18	No Opt. Call	BBB+	2,158,300

2,980	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.500%, 9/01/16	No Opt. Call	AA–	3,070,115

	Arizona State, Certificates of Participation, Department of Administration Series 2010B:
11,950	5.000%, 10/01/16 – AGC Insured	No Opt. Call	AA	12,314,834
810	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA	867,648

7,785	Arizona State, Certificates of Participation, Series 2008A, 5.000%, 9/01/21 (Pre-refunded 3/01/18) – AGM Insured	3/18 at 100.00	AA (4)	8,474,362

	Arizona State, Certificates of Participation, Series 2010A:
4,700	5.000%, 10/01/16 – AGM Insured	No Opt. Call	AA	4,843,491
11,935	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA	12,784,414
2,970	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	3,389,156

280	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
$1,945	5.000%, 7/01/16 – AGM Insured	No Opt. Call	AA	$1,982,694
2,480	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	2,631,726
5,140	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	5,632,052
95	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	110,346

	Chandler, Arizona, General Obligation Bonds, Refunding Series 2014:
4,000	5.000%, 7/01/23	No Opt. Call	AAA	5,016,680
1,500	5.000%, 7/01/24	No Opt. Call	AAA	1,908,480

	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014:
675	5.000%, 7/01/18	No Opt. Call	AA–	738,936
335	5.000%, 7/01/19	No Opt. Call	AA–	378,275
575	5.000%, 7/01/20	No Opt. Call	AA–	667,345
750	5.000%, 7/01/21	No Opt. Call	AA–	892,013

2,205	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%, 8/01/19 – NPFG Insured	8/16 at 100.00	AA–	2,257,501

11,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico Palo Verde Project, Series 2010A, 2.400%, 6/01/43 (Mandatory put 6/01/20)	No Opt. Call	BBB+	11,204,820

	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015:
500	4.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	546,445
575	4.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	639,670
1,565	4.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,772,363
750	4.000%, 7/01/22 – AGC Insured	No Opt. Call	AA	855,525

1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	A+	1,476,667

1,250	Maricopa County Unified School District 90 Saddle Mountain, Arizona, General Obligation Bonds, School Improvement Project 2013, Series 2014, 5.000%, 7/01/18 – MAC Insured	No Opt. Call	AA	1,370,938

3,800	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27	7/17 at 100.00	AA+	4,023,478

	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012:
1,425	4.000%, 7/01/20	No Opt. Call	Aa2	1,603,538
2,225	4.000%, 7/01/21	No Opt. Call	Aa2	2,549,828
2,055	4.000%, 7/01/22	No Opt. Call	Aa2	2,388,259

	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012:
2,020	5.000%, 7/01/16	No Opt. Call	AA	2,060,461
2,090	5.000%, 7/01/21	No Opt. Call	AA	2,504,489
4,015	5.000%, 7/01/22	No Opt. Call	AA	4,912,272

3,615	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/26	7/25 at 100.00	AA	4,463,477

	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012:
5,370	5.000%, 7/01/20	No Opt. Call	Aa2	6,277,852
6,115	5.000%, 7/01/21	No Opt. Call	Aa2	7,329,500

10	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A3	10,539

	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014:
1,285	5.000%, 8/01/22	No Opt. Call	AA–	1,557,908
2,000	5.000%, 8/01/23	No Opt. Call	AA–	2,453,760
2,000	5.000%, 8/01/24	No Opt. Call	AA–	2,482,000

Nuveen Investments	281

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/24	No Opt. Call	AA–	$1,241,000

19,770	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009B, 4.000%, 1/01/18	No Opt. Call	Aa1	21,017,289

755	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/16	No Opt. Call	BBB+	781,259

840	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	814,313
147,540	Total Arizona			162,473,230

	Arkansas – 0.4%

3,010	Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project, Series 2013, 1.550%, 10/01/17	No Opt. Call	A–	3,049,220

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	3.000%, 7/01/17	No Opt. Call	A+	516,390
500	5.000%, 7/01/19	No Opt. Call	A+	566,035
670	5.000%, 7/01/21	No Opt. Call	A+	799,960

	Pulaski County Public Facilities Board, Arkansas, Health Facilities Revenue Bonds, CARTI Project, Series 2013:
630	4.000%, 7/01/18	No Opt. Call	N/R	661,399
890	4.000%, 7/01/19	No Opt. Call	N/R	939,956
995	4.000%, 7/01/20	No Opt. Call	N/R	1,059,894
1,020	4.000%, 7/01/21	No Opt. Call	N/R	1,091,502
1,075	4.000%, 7/01/22	No Opt. Call	N/R	1,153,937
1,180	5.250%, 7/01/27	7/23 at 100.00	N/R	1,332,845
470	5.250%, 7/01/28	7/23 at 100.00	N/R	529,229

	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
500	5.000%, 12/01/22	No Opt. Call	A+	600,130
1,740	5.000%, 12/01/23	No Opt. Call	A+	2,114,465
2,000	5.000%, 12/01/24	No Opt. Call	A+	2,453,220

1,265	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 11/01/20	No Opt. Call	Aa2	1,485,768
16,445	Total Arkansas			18,353,950

	California – 4.0%

455	Anaheim Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Redevelopment Project Areas, Series 2007A, 5.000%, 2/01/16 – AGM Insured	No Opt. Call	AA	455,118

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L:
3,935	5.000%, 5/01/16	No Opt. Call	AA+	3,984,109
2,595	5.000%, 5/01/17	No Opt. Call	AA+	2,743,330

4,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013C, 5.000%, 7/01/43 (Mandatory put 10/15/19)	No Opt. Call	AA–	4,576,600

5,875	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	6,300,996

	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I:
4,440	5.000%, 11/01/16	No Opt. Call	A+	4,594,778
3,675	5.000%, 11/01/17	No Opt. Call	A+	3,957,093

282	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,865	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.000%, 7/01/16 (ETM)	No Opt. Call	Aaa	$1,902,878

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
235	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	270,102
125	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	143,671

750	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/24	No Opt. Call	A	919,365

5,105	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009A, 5.000%, 4/01/16	No Opt. Call	A+	5,146,044

2,310	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014B, 3.000%, 8/01/21	11/16 at 100.00	AA–	2,341,046

650	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	11/16 at 100.00	N/R	655,103

2,000	Contra Costa Transportation Authority, California, Sales Tax Revenue Bonds, Series 2015A, 5.000%, 3/01/22	No Opt. Call	AA+	2,463,720

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,260	4.000%, 1/01/18	No Opt. Call	BBB–	2,360,276
2,350	5.000%, 1/01/19	No Opt. Call	BBB–	2,537,624
2,470	5.000%, 1/01/20	No Opt. Call	BBB–	2,712,381
2,590	5.000%, 1/01/21	No Opt. Call	BBB–	2,886,167

	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2014B:
5,200	5.000%, 6/01/22	No Opt. Call	AAA	6,439,056
2,775	5.000%, 6/01/23	No Opt. Call	AAA	3,501,634

	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2015A:
2,700	5.000%, 6/01/23	No Opt. Call	AAA	3,406,995
2,150	5.000%, 6/01/24	No Opt. Call	AAA	2,751,312

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
2,665	5.000%, 6/01/16	No Opt. Call	Aaa	2,704,415
27,865	4.500%, 6/01/27	6/17 at 100.00	B+	27,948,874
650	5.000%, 6/01/33	6/17 at 100.00	B	607,172

11,250	Inland Valley Development Agency, California, Tax Allocation Bonds, Series 2011C, 4.500%, 3/01/41 (Pre-refunded 3/01/16)	3/16 at 100.00	AA– (4)	11,293,763

500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/21	No Opt. Call	N/R	570,315

2,730	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B, 5.000%, 7/01/22	No Opt. Call	AA	3,389,432

530	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+ (4)	587,410

13,020	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, Series 2014C-2, 3.000%, 7/01/25 (Mandatory put 10/01/20)	7/20 at 100.00	AAA	14,108,212

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
1,850	5.000%, 9/01/19 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	1,901,541
2,255	5.000%, 9/01/20 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	2,317,824

Nuveen Investments	283

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,640	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A, 5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	$3,295,829

5,500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Ba1	5,978,280

145	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	179,651

	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2016A:
11,340	3.000%, 9/01/17	No Opt. Call	AA–	11,774,435
2,785	4.000%, 9/01/18	No Opt. Call	AA–	3,013,370
840	5.000%, 9/01/19	No Opt. Call	AA–	961,985

	Sierra View Local Health Care District, California, Revenue Bonds, Refunding Series 2010:
500	3.500%, 7/01/16	No Opt. Call	A	504,910
500	3.800%, 7/01/17	No Opt. Call	A	516,045

3,500	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Project, Subordinate Refunding Series 2015C, 5.000%, 7/01/24	No Opt. Call	AA–	4,462,640

	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
565	4.000%, 7/01/18	No Opt. Call	N/R	598,262
1,315	5.000%, 7/01/19	No Opt. Call	N/R	1,461,675
1,225	4.000%, 7/01/20	No Opt. Call	N/R	1,335,507
1,130	5.000%, 7/01/22	No Opt. Call	N/R	1,318,902
980	5.000%, 7/01/23	No Opt. Call	N/R	1,153,744

1,935	Western California Municipal Water District Facilities Authority Adjustable Rate Water Revenue Refunding Bonds Series 2016A, 1.500%, 10/01/39 (Mandatory put 10/01/20)	7/20 at 100.00	AA+	1,944,075
158,725	Total California			170,977,666

	Colorado – 1.5%

2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012, 4.000%, 12/01/20	No Opt. Call	A2	3,076,370

7,245	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	No Opt. Call	Aa2	8,911,640

12,320	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3, 5.000%, 10/01/38 (Mandatory put 11/12/21)	No Opt. Call	A+	14,550,166

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
500	3.000%, 6/01/17	No Opt. Call	A–	512,800
300	3.000%, 6/01/18	No Opt. Call	A–	311,460
500	4.000%, 6/01/19	No Opt. Call	A–	538,515
1,000	4.000%, 6/01/20	No Opt. Call	A–	1,086,130
2,000	5.000%, 6/01/21	No Opt. Call	A–	2,295,060
2,300	5.000%, 6/01/22	No Opt. Call	A–	2,666,275
500	5.000%, 6/01/23	No Opt. Call	A–	584,700

670	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/17	6/16 at 100.00	BBB+	680,017

1,650	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/17 (Pre-refunded 6/01/16)	6/16 at 100.00	N/R (4)	1,677,753

284	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014:
$240	4.000%, 8/01/16 – AGM Insured	No Opt. Call	AA	$244,361
275	1.750%, 8/01/17 – AGM Insured	No Opt. Call	AA	279,422
250	2.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	258,313

1,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/19	No Opt. Call	A	1,718,460

6,560	Denver, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/21 – FGIC Insured	11/16 at 100.00	AA–	6,804,426

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A:
1,000	5.000%, 9/01/19	No Opt. Call	BBB+	1,133,450
1,175	5.000%, 9/01/20	No Opt. Call	BBB+	1,365,562

4,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–	4,771,395

265	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R	273,496

10,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 5.800%, 6/15/25 (Pre-refunded 6/15/16) – AGM Insured	6/16 at 100.00	AA (4)	10,204,800

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,000	5.000%, 12/01/17	No Opt. Call	N/R	1,041,140
1,000	5.000%, 12/01/18	No Opt. Call	N/R	1,058,520
59,500	Total Colorado			66,044,231

	Connecticut – 2.0%

3,900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 1999B, 1.550%, 11/15/29 (Mandatory put 2/01/17)	No Opt. Call	AA+	3,932,565

14,725	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 1.375%, 7/01/35 (Mandatory put 7/11/18)	No Opt. Call	AAA	14,899,491

21,210	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 1.000%, 7/01/33	No Opt. Call	AAA	21,210,000

18,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 1.000%, 7/01/33	No Opt. Call	AAA	18,100,000

320	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17 (ETM)	No Opt. Call	N/R (4)	333,187

5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2013A, 5.000%, 10/01/20	No Opt. Call	AA	5,889,350

835	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/16 at 100.00	A–	840,762

	New Britain, Connecticut, General Obligation Bonds, Series 2012:
2,670	3.000%, 3/15/16 – AGM Insured (ETM)	No Opt. Call	A2 (4)	2,679,585
2,670	3.000%, 3/15/17 – AGM Insured (ETM)	No Opt. Call	A2 (4)	2,745,294

	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2014B:
1,915	4.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	2,099,434
2,000	5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	2,319,380

775	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	Aa3	939,595

Nuveen Investments	285

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
$350	3.000%, 12/15/19	No Opt. Call	AA	$374,535
525	5.000%, 12/15/21	No Opt. Call	AA	630,137

	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,500	5.000%, 8/01/16 – AGM Insured	No Opt. Call	AA	2,554,875
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,484,230
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,340,920
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,147,790
82,590	Total Connecticut			85,521,130

	Delaware – 0.7%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
600	4.000%, 7/01/16	No Opt. Call	BBB	605,958
1,810	5.000%, 7/01/18	No Opt. Call	BBB	1,923,578
1,905	5.000%, 7/01/19	No Opt. Call	BBB	2,059,591
2,000	5.000%, 7/01/20	No Opt. Call	BBB	2,188,320
275	5.000%, 7/01/21	No Opt. Call	BBB	303,487

	New Castle County, Delaware, General Obligation Bonds, Series 2015:
6,465	5.000%, 10/01/19	No Opt. Call	AAA	7,439,211
7,470	5.000%, 10/01/20	No Opt. Call	AAA	8,858,673

5,000	University of Delaware, Revenue Bonds, Series 2013C, 0.700%, 11/01/37 (Mandatory put 5/01/16)	No Opt. Call	AA+	5,006,050
25,525	Total Delaware			28,384,868

	District of Columbia – 0.3%

	District of Columbia, Income Tax Secured Revenue Bonds, Series 2009D:
1,150	5.000%, 12/01/16	No Opt. Call	AAA	1,195,046
1,115	5.000%, 12/01/17	No Opt. Call	AAA	1,205,103

10,025	District of Columbia, Revenue Bonds, Georgetown University, Series 2001C, 5.250%, 4/01/34 (Mandatory put 4/01/23)	10/18 at 100.00	A–	11,056,472
12,290	Total District of Columbia			13,456,621

	Florida – 5.6%

	Broward County School Board, Florida, Certificates of Participation, Series 2015A:
2,500	5.000%, 7/01/19	No Opt. Call	A1	2,828,375
4,000	5.000%, 7/01/20	No Opt. Call	A1	4,650,840

	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
5,000	5.000%, 10/01/24 (Alternative Minimum Tax)	No Opt. Call	A+	6,115,100
5,000	5.000%, 10/01/25 (Alternative Minimum Tax)	No Opt. Call	A+	6,156,050
2,295	5.000%, 10/01/26 (Alternative Minimum Tax)	10/25 at 100.00	A+	2,786,819
4,100	5.000%, 10/01/27 (Alternative Minimum Tax)	10/25 at 100.00	A+	4,959,975

	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
3,250	5.000%, 6/01/18	12/17 at 100.00	AA–	3,480,165
5,010	5.000%, 6/01/20	12/19 at 100.00	AA–	5,708,444
18,050	5.000%, 6/01/22	12/21 at 100.00	AA–	21,580,219
3,775	5.000%, 6/01/25	12/24 at 100.00	AA–	4,661,597

286	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Citizens Property Insurance Corporation, Florida, High Risk Account Revenue Bonds, Series 2007A:
$1,250	5.000%, 3/01/16 – NPFG Insured (ETM)	No Opt. Call	A1 (4)	$1,255,375
4,120	5.000%, 3/01/17 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	4,321,468

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
7,995	6.000%, 6/01/16	No Opt. Call	A+	8,150,423
1,170	5.375%, 6/01/16	No Opt. Call	A+	1,190,264
950	5.000%, 6/01/16 – AGC Insured	No Opt. Call	AA	965,248
2,865	5.500%, 6/01/17	No Opt. Call	A+	3,050,108

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
3,840	5.000%, 6/01/18	No Opt. Call	AA–	4,192,589
190	5.000%, 6/01/19	No Opt. Call	AA–	213,824

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
1,195	5.000%, 6/01/16	No Opt. Call	A+	1,214,180
160	4.000%, 6/01/16	No Opt. Call	A+	162,027
665	5.250%, 6/01/17	No Opt. Call	A+	705,751
150	4.250%, 6/01/17	No Opt. Call	A+	157,196
550	4.250%, 6/01/17 – AGM Insured	No Opt. Call	AA	576,384

	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
100	3.000%, 6/01/16	No Opt. Call	AA–	100,928
7,515	5.000%, 6/01/17	No Opt. Call	AA–	7,950,494

6,100	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company Project, Refunding Series 2003, 1.550%, 6/01/23 (Mandatory put 6/15/16)	No Opt. Call	A2	6,125,620

1,690	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22 (Mandatory put 4/11/19)	No Opt. Call	A2	1,724,814

	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B:
4,480	5.000%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	4,760,717
6,575	5.000%, 7/01/19 – NPFG Insured	7/17 at 101.00	AA–	7,053,989

2,645	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2	3,077,061

	Florida State Board of Education, Lottery Revenue Bonds, Series 2010A:
2,830	5.000%, 7/01/16	No Opt. Call	AAA	2,887,166
1,300	5.000%, 7/01/17	No Opt. Call	AAA	1,382,602

1,500	Florida State Department of General Services, Division of Facilities Management, Florida Facilities Pool Revenue Bonds, Series 2005A, 5.000%, 9/01/18 – AMBAC Insured	No Opt. Call	AA+	1,521,300

7,220	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Refunding Series 2016A, 5.000%, 7/01/19 (WI/DD, Settling 2/23/16)	No Opt. Call	Aa2	8,191,090

290	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	A–	293,770

710	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006, 5.250%, 6/01/26 (Pre-refunded 6/01/16)	6/16 at 100.00	N/R (4)	721,871

Nuveen Investments	287

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$4,625	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	AA–	$4,761,345

2,200	Hillsborough County School District, Florida, Sales Tax Revenue Refunding Bonds, Series 2015B, 5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA	2,566,432

2,500	Manatee County, Florida, Revenue Bonds, Refunding & Improvement Series 2013, 5.000%, 10/01/20	No Opt. Call	AA+	2,939,675

1,540	Marion County School Board, Florida, Certificates of Participation, Series 2007B, 5.000%, 6/01/18 (Pre-refunded 6/01/17) – AMBAC Insured	6/17 at 100.00	A2 (4)	1,631,353

355	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	370,361

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
3,000	5.000%, 7/01/20	No Opt. Call	A2	3,486,030
2,250	5.000%, 7/01/21	No Opt. Call	A2	2,676,038
1,750	5.000%, 7/01/22	No Opt. Call	A2	2,107,070
4,000	5.000%, 7/01/23	No Opt. Call	A2	4,865,480

	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Projects 1 & 2, Series 2004:
3,725	3.750%, 12/01/18	No Opt. Call	A–	3,970,962
4,000	3.750%, 12/01/18	No Opt. Call	A–	4,264,120

2,740	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2015D, 5.000%, 2/01/20	No Opt. Call	A	3,125,299

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,640	4.000%, 4/01/17	No Opt. Call	AA–	1,700,910
1,705	5.000%, 4/01/18	No Opt. Call	AA–	1,848,288
1,790	5.000%, 4/01/19	No Opt. Call	AA–	1,995,743
1,880	5.000%, 4/01/20	No Opt. Call	AA–	2,144,290

1,415	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2009A, 5.000%, 7/01/16 – AGC Insured	No Opt. Call	AA	1,442,847

3,605	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B, 5.250%, 10/01/17 – AGM Insured	No Opt. Call	AA	3,879,052

1,145	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.125%, 10/01/16	No Opt. Call	BBB+	1,174,117

12,035	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	A	13,303,970

1,910	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1988, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	A (4)	2,132,878

5,000	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	5,965,350

2,050	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%, 11/01/16 (ETM)	No Opt. Call	Aaa	2,146,576

	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014:
550	5.000%, 9/01/20	No Opt. Call	A+	635,217
500	5.000%, 9/01/22	No Opt. Call	A+	596,350
500	5.000%, 9/01/23	No Opt. Call	A+	602,510

288	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,275	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007A, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	A–	$2,480,546

3,060	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/19	No Opt. Call	AA–	3,445,835

	South Florida Water Management District, Certificates of Participation, Series 2016:
2,240	5.000%, 10/01/17 (WI/DD, Settling 2/09/16)	No Opt. Call	AA	2,401,392
2,825	5.000%, 10/01/18 (WI/DD, Settling 2/09/16)	No Opt. Call	AA	3,135,213
1,605	5.000%, 10/01/19 (WI/DD, Settling 2/09/16)	No Opt. Call	AA	1,836,345

5,730	Tampa Bay, Florida, Regional Water Supply Authority, Utility System Revenue Bonds, Series 2015A, 5.000%, 10/01/26	10/25 at 100.00	AA+	7,259,280

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
520	4.000%, 9/01/17	No Opt. Call	A+	545,282
1,045	5.000%, 9/01/18	No Opt. Call	A+	1,147,974
3,475	5.000%, 9/01/19	No Opt. Call	A+	3,936,550
865	5.000%, 9/01/20	No Opt. Call	A+	1,001,938
745	5.000%, 9/01/21	No Opt. Call	A+	880,322

545	Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series 2015, 5.000%, 4/01/21	No Opt. Call	BBB+	635,148

110	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	88,267

340	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	204,058

115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	51,154

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	2

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	5,044

120	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	119,908

460	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (5)	5/18 at 100.00	N/R	284,694

280	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)	5/18 at 100.00	N/R	146,653

305	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (5)	5/18 at 100.00	N/R	3

3,110	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/16 – AGM Insured	No Opt. Call	AA	3,193,286
219,385	Total Florida			244,005,000

	Georgia – 2.3%

2,580	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Subordinate Lien Series 2010B, 5.000%, 1/01/19	No Opt. Call	A1	2,884,388

2,780	Buford, Georgia, General Obligation Bonds, Series 2015, 4.000%, 1/01/19	No Opt. Call	Aa2	3,019,580

Nuveen Investments	289

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$8,910	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, First Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A+	$9,010,148

17,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Second Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A+	17,191,080

3,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1994, 2.200%, 10/01/32 (Mandatory put 4/02/19)	No Opt. Call	A+	3,076,590

3,000	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004A, 1.875%, 4/01/33 (Mandatory put 10/01/19)	No Opt. Call	A–	3,023,910

1,450	Columbia County, Georgia, General Obligation Sales Tax Bonds, Series 2009, 5.000%, 4/01/17	No Opt. Call	AAA	1,527,575

1,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Second Resolution Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,839,330

8,000	Floyd County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Plant Hammond Project, First Series 2010, 2.350%, 7/01/22	No Opt. Call	A+	8,190,720

1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2009B, 5.000%, 3/15/16 (ETM)	No Opt. Call	A2 (4)	1,006,140

90	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V, 6.600%, 1/01/18 – NPFG Insured	No Opt. Call	AA–	96,204

2,105	Georgia State, General Obligation Bonds, Series 2009B, 4.000%, 1/01/21	1/19 at 100.00	AAA	2,288,956

11,440	Georgia State, General Obligation Bonds, Series 2009D, 5.000%, 5/01/20	5/19 at 100.00	AAA	13,011,284

10,240	Gwinnett County School District, Georgia, General Obligation Bonds, Sales Tax Series 2012A, 4.000%, 10/01/16	No Opt. Call	AAA	10,495,283

100	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series 1992N, 6.250%, 7/01/18 – NPFG Insured	No Opt. Call	Aa1	107,491

2,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Scherer Plant, Series 2009-2, 2.350%, 10/01/48	No Opt. Call	N/R	2,051,440

7,630	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A+	8,277,863

	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U:
3,810	5.000%, 10/01/18	No Opt. Call	AA–	4,217,746
2,905	5.000%, 10/01/19	No Opt. Call	AA–	3,316,116

5,240	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Agnes Scott College, Refunding Series 2015B, 2.500%, 6/01/30 (Mandatory put 6/01/19)	3/19 at 100.00	AA–	5,377,026

	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C:
500	5.000%, 10/01/17	No Opt. Call	Baa2	532,170
580	5.000%, 10/01/20	No Opt. Call	Baa2	669,691
95,860	Total Georgia			101,210,731

	Hawaii – 0.7%

6,415	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/18	No Opt. Call	AA	7,169,661

8,290	Hawaii State, General Obligation Bonds, Series 2012EF, 5.000%, 11/01/20	No Opt. Call	AA	9,804,915

290	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$10,070	Hawaii State, General Obligation Bonds, Series 2013EH, 5.000%, 8/01/21	No Opt. Call	AA	$12,126,495

2,150	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26	7/25 at 100.00	Aa2	2,715,128
26,925	Total Hawaii			31,816,199

	Illinois – 10.6%

1,240	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.000%, 11/01/20	No Opt. Call	BBB	1,363,913

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	AA–	1,313,717

5,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2013A, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	5,783,550

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015B:
2,755	5.000%, 1/01/20	No Opt. Call	A	3,148,083
1,600	5.000%, 1/01/21	No Opt. Call	A	1,873,024

4,020	Chicago, Illinois, General Obligation Bonds, Modern Schools Arcos Chicago Program, Series 2007J, 5.000%, 12/01/21 – AMBAC Insured	12/16 at 100.00	BBB+	4,120,058

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
4,795	5.000%, 1/01/22	No Opt. Call	BBB+	5,037,723
6,230	5.000%, 1/01/23	No Opt. Call	BBB+	6,477,144
7,195	5.000%, 1/01/24	No Opt. Call	BBB+	7,461,359
3,515	5.000%, 1/01/25	No Opt. Call	BBB+	3,629,800
1,840	5.000%, 1/01/26	No Opt. Call	BBB+	1,892,127

2,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/20	No Opt. Call	AA	2,296,420

7,195	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17	No Opt. Call	AA	7,632,456

4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA	5,355,768

3,315	Cook County, Illinois, General Obligation Bonds, Refunding Series 2011A, 5.000%, 11/15/18	No Opt. Call	AA	3,601,350

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	AA	3,798,457
3,000	5.000%, 11/15/33	11/22 at 100.00	AA	3,226,650

502	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AA	508,320

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,555	5.000%, 12/01/20	No Opt. Call	AA–	1,827,078
1,675	5.000%, 12/01/21	No Opt. Call	AA–	2,012,948
1,790	5.000%, 12/01/22	No Opt. Call	AA–	2,183,245

11,645	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	14,307,513

10,615	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2000, 1.875%, 11/15/39 (Mandatory put 3/01/19)	No Opt. Call	AA+	10,806,070

Nuveen Investments	291

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,175	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A, 5.000%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	A1	$1,220,108

10,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 1.650%, 7/01/25 (Mandatory put 2/01/19)	No Opt. Call	AA+	10,106,800

13,220	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 2001B-1, 1.100%, 7/01/36 (Mandatory put 2/15/18)	No Opt. Call	AA+	13,264,023

19,375	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds, The Peoples Gas Light and Coke Company Project, Series 2010B, 1.875%, 2/01/33 (Mandatory put 8/01/20)	No Opt. Call	Aa3	19,681,706

11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.550%, 11/01/38 (Mandatory put 11/01/17)	No Opt. Call	A	11,353,901

1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/20	No Opt. Call	AA	1,164,140

970	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.000%, 1/01/20 – AGM Insured	4/18 at 100.00	A2	1,049,298

950	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Series 2010, 5.000%, 2/15/21	2/20 at 100.00	A2	1,078,507

10,000	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42 (Mandatory put 4/29/22)	No Opt. Call	AA+	10,295,900

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012:
1,090	5.000%, 9/01/18	No Opt. Call	BBB	1,174,802
905	5.000%, 9/01/19	No Opt. Call	BBB	994,640
8,665	5.000%, 9/01/27	9/22 at 100.00	BBB	9,515,383

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
325	5.000%, 9/01/19	No Opt. Call	BBB	359,567
770	5.000%, 9/01/20	No Opt. Call	BBB	868,198
350	5.000%, 9/01/21	No Opt. Call	BBB	401,030
625	5.000%, 9/01/22	No Opt. Call	BBB	725,056
620	5.000%, 9/01/23	No Opt. Call	BBB	726,287
2,240	5.000%, 9/01/24	No Opt. Call	BBB	2,636,570
865	5.000%, 9/01/25	9/24 at 100.00	BBB	1,011,401

2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	2,224,480

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A:
1,580	5.000%, 7/01/17	No Opt. Call	A+	1,670,629
1,175	5.000%, 7/01/18	No Opt. Call	A+	1,282,748

15,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.250%, 11/15/22 (Pre-refunded 11/15/17)	11/17 at 100.00	A (4)	16,207,050

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,665	5.000%, 11/15/20	No Opt. Call	A	1,921,693
1,100	5.000%, 11/15/21	No Opt. Call	A	1,292,016

1,200	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.000%, 5/15/17	No Opt. Call	AA–	1,263,708

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A:
1,185	5.000%, 11/15/17	No Opt. Call	A+	1,271,552
1,000	5.000%, 11/15/18	No Opt. Call	A+	1,107,970
1,000	5.000%, 11/15/20	No Opt. Call	A+	1,167,240

292	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005:
$1,000	5.000%, 8/15/16 – AGC Insured (ETM)	No Opt. Call	AA (4)	$1,025,240
875	5.000%, 8/15/18 – AGC Insured (ETM)	No Opt. Call	AA (4)	966,735
405	5.250%, 8/15/19 – AGC Insured (ETM)	No Opt. Call	AA (4)	465,633

2,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2009A, 5.500%, 2/15/16	No Opt. Call	AA	2,004,520

	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2014A:
1,035	5.000%, 10/01/19	No Opt. Call	AA+	1,183,481
2,010	5.000%, 10/01/20	No Opt. Call	AA+	2,370,534

5,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/20	No Opt. Call	AA+	5,881,850

2,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	2,556,837

	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A:
3,000	5.000%, 2/01/18	No Opt. Call	A1	3,240,060
3,000	5.000%, 2/01/19	No Opt. Call	A1	3,342,270
4,000	5.000%, 2/01/20	No Opt. Call	A1	4,579,600
10,820	5.000%, 2/01/21	No Opt. Call	A1	12,686,991
5,000	5.000%, 2/01/22	No Opt. Call	A1	5,980,700
2,600	5.000%, 2/01/25	No Opt. Call	A1	3,192,358

3,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.250%, 2/01/16 – FGIC Insured	No Opt. Call	AA–	3,000,870

	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B:
2,555	5.000%, 6/15/18	12/16 at 100.00	AA+	2,653,930
3,085	5.000%, 12/15/18	6/16 at 100.00	AA+	3,139,358

	Illinois State, General Obligation Bonds, February Series 2014:
655	5.000%, 2/01/19	No Opt. Call	A–	712,031
1,350	5.000%, 2/01/20	No Opt. Call	A–	1,495,436
3,500	5.000%, 2/01/21	No Opt. Call	A–	3,942,295
4,050	5.000%, 2/01/22	No Opt. Call	A–	4,607,240

1,115	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.250%, 1/01/20	No Opt. Call	A–	1,243,437

355	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A–	357,070

	Illinois State, General Obligation Bonds, Refunding Series 2010:
5,055	5.000%, 1/01/17 – AGM Insured	No Opt. Call	AA	5,242,995
560	5.000%, 1/01/17	No Opt. Call	A–	580,294
4,995	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	5,319,076
22,045	5.000%, 1/01/18	No Opt. Call	A–	23,354,473
6,745	5.000%, 1/01/24	1/20 at 100.00	A–	7,222,411

	Illinois State, General Obligation Bonds, Refunding Series 2012:
5,000	5.000%, 8/01/16	No Opt. Call	A–	5,102,800
5,170	5.000%, 8/01/19	No Opt. Call	A–	5,671,335
4,055	5.000%, 8/01/20	No Opt. Call	A–	4,536,085

6,975	Illinois State, General Obligation Bonds, Series 2003A, 5.000%, 10/01/19	4/16 at 100.00	A–	6,997,669

560	Illinois State, General Obligation Bonds, Series 2003, 5.000%, 6/01/19 – NPFG Insured	4/16 at 100.00	AA–	562,078

Nuveen Investments	293

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$10	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	4/16 at 100.00	A–	$10,033

2,000	Illinois State, General Obligation Bonds, Series 2005, 5.000%, 9/01/16 – AGM Insured	4/16 at 100.00	AA	2,008,000

	Illinois State, General Obligation Bonds, Series 2006A:
1,060	5.000%, 6/01/17	No Opt. Call	A–	1,113,827
6,400	5.000%, 6/01/23	12/16 at 100.00	A–	6,591,360

	Illinois State, General Obligation Bonds, Series 2006:
1,005	5.000%, 1/01/17	4/16 at 100.00	A–	1,007,985
2,550	5.000%, 1/01/19 – NPFG Insured	4/16 at 100.00	AA–	2,557,574

1,000	Illinois State, General Obligation Bonds, Series 2007A, 5.000%, 6/01/22 – AGM Insured	6/17 at 100.00	AA	1,044,870

	Illinois State, General Obligation Bonds, Series 2013:
1,500	5.000%, 7/01/17	No Opt. Call	A–	1,580,340
3,640	5.000%, 7/01/21	No Opt. Call	A–	4,124,375
2,520	5.500%, 7/01/25	7/23 at 100.00	A–	2,927,257

2,030	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2010, 5.000%, 6/15/16	No Opt. Call	AAA	2,065,586

	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Lien Series 2013:
4,395	5.000%, 6/15/18	No Opt. Call	AAA	4,796,923
6,000	5.000%, 6/15/19	No Opt. Call	AAA	6,755,520

1,170	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 5.375%, 4/01/16 – NPFG Insured	No Opt. Call	AA–	1,179,968

	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation Bonds, Refunding Series 2015C:
1,000	4.000%, 1/01/18	No Opt. Call	AA–	1,058,940
1,250	5.000%, 1/01/19	No Opt. Call	AA–	1,391,338

695	Lake County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007A, 0.793%, 12/15/16	No Opt. Call	AAA	694,590

1,900	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured	12/18 at 79.62	AA	1,434,880

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
5,115	5.000%, 6/01/16	No Opt. Call	A	5,190,855
7,605	5.000%, 6/01/17	No Opt. Call	A	8,011,259
5,425	5.000%, 6/01/18	No Opt. Call	A	5,887,373
10,105	5.000%, 6/01/19	No Opt. Call	A	11,281,525
5,185	5.250%, 6/01/20	No Opt. Call	A	5,988,468
20	5.250%, 6/01/21	No Opt. Call	A	23,609

4,290	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	4,968,635

5,515	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA	6,173,712

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,635	5.000%, 3/01/19	No Opt. Call	A	2,938,578
2,250	5.000%, 3/01/20	No Opt. Call	A	2,569,028
1,565	5.000%, 3/01/21	No Opt. Call	A	1,827,122
2,500	5.000%, 3/01/22	No Opt. Call	A	2,976,675

2,365	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012, 4.000%, 11/01/19	No Opt. Call	A+	2,593,672

294	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
$1,090	5.750%, 6/01/26	6/18 at 100.00	AA	$1,202,553
1,035	5.750%, 6/01/27	6/18 at 100.00	AA	1,140,498
423,337	Total Illinois			457,027,796

	Indiana – 4.5%

	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Refunding Series 2015D:
1,035	5.000%, 1/15/17	No Opt. Call	AA+	1,078,335
1,190	5.000%, 1/15/18	No Opt. Call	AA+	1,283,260
1,250	5.000%, 7/15/18	No Opt. Call	AA+	1,370,163
2,250	5.000%, 1/15/19	No Opt. Call	AA+	2,503,283
2,000	5.000%, 1/15/20	No Opt. Call	AA+	2,287,780
1,000	5.000%, 7/15/20	No Opt. Call	AA+	1,158,920

1,800	Indiana Development Finance Authority, Solid Waste Disposal Revenue Refunding Bonds, Waste Management Inc. Project, Series 2001, 1.750%, 10/01/31 (Mandatory put 10/01/18) (Alternative Minimum Tax)	No Opt. Call	A–	1,813,140

505	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	B–	495,531

6,800	Indiana Finance Authority, Environmental Improvement Revenue Bonds, Southern Indiana Gas & Electric Company, Refunding Series 2013D, 1.950%, 3/01/24 (Mandatory put 9/14/17)	No Opt. Call	Aa3	6,884,524

	Indiana Finance Authority, Hospital Revenue Bonds, Beacon Health System Obligated Group, Series 2013A:
500	5.000%, 8/15/16	No Opt. Call	AA–	512,495
635	5.000%, 8/15/18	No Opt. Call	AA–	700,005

	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010:
1,445	5.000%, 3/01/19	No Opt. Call	BBB–	1,551,497
2,115	5.000%, 3/01/20	No Opt. Call	BBB–	2,314,825

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,025	4.000%, 10/01/20	No Opt. Call	BBB+	1,120,294
435	4.000%, 10/01/21	No Opt. Call	BBB+	478,722
130	5.000%, 10/01/23	No Opt. Call	BBB+	153,227

	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A:
850	5.000%, 5/01/19	No Opt. Call	A+	955,281
750	5.000%, 5/01/20	No Opt. Call	A+	865,238
2,000	5.000%, 5/01/21	No Opt. Call	A+	2,365,980

12,310	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB+	12,768,178

2,260	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014, 5.250%, 9/01/26 (Alternative Minimum Tax)	9/24 at 100.00	BBB	2,662,303

12,020	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011C, 3.000%, 10/01/16	No Opt. Call	AA–	12,216,046

Nuveen Investments	295

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
$725	4.000%, 10/01/16	No Opt. Call	AA	$742,277
370	5.000%, 10/01/17	No Opt. Call	AA	396,333
410	5.000%, 10/01/18	No Opt. Call	AA	453,534
350	5.000%, 10/01/19	No Opt. Call	AA	398,853
750	5.000%, 10/01/20	No Opt. Call	AA	877,890

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A:
1,400	5.000%, 10/01/18	No Opt. Call	AA	1,548,652
1,400	5.000%, 10/01/19	No Opt. Call	AA	1,595,412
680	5.000%, 10/01/20	No Opt. Call	AA	795,954
550	5.000%, 10/01/23	No Opt. Call	AA	677,353
1,000	5.000%, 10/01/24	No Opt. Call	AA	1,244,030
1,800	5.000%, 10/01/25	10/24 at 100.00	AA	2,212,236
1,240	5.000%, 10/01/26	10/24 at 100.00	AA	1,510,531
800	5.000%, 10/01/27	10/24 at 100.00	AA	967,696

11,170	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 4.100%, 11/15/46 (Mandatory put 11/03/16)	No Opt. Call	AA+	11,475,164

5,245	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2001A-2, 1.600%, 11/15/36 (Mandatory put 2/01/17)	No Opt. Call	AA+	5,296,244

260	Indiana State University Board of Trustees, Indiana State University, Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA–	294,983

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006:
1,630	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	1,857,222
3,690	5.500%, 1/01/20 – NPFG Insured	No Opt. Call	AA–	4,256,231

8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	9,890,720

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
275	3.000%, 10/01/16	No Opt. Call	A	279,485
250	4.000%, 10/01/17	No Opt. Call	A	262,853
300	4.000%, 10/01/18	No Opt. Call	A	322,389
285	5.000%, 10/01/19	No Opt. Call	A	323,236
350	5.000%, 10/01/20	No Opt. Call	A	406,224
450	5.000%, 10/01/21	No Opt. Call	A	533,304
450	5.000%, 10/01/22	No Opt. Call	A	541,553
600	5.000%, 10/01/23	No Opt. Call	A	728,370
420	5.000%, 10/01/24	No Opt. Call	A	513,765
500	5.000%, 10/01/25	10/24 at 100.00	A	609,525
725	5.000%, 10/01/26	10/24 at 100.00	A	876,815

4,080	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1988A Remarketed, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	AA–	4,216,843

6,290	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 2003 Remarketed, 5.700%, 7/01/17 – AMBAC Insured	No Opt. Call	BBB+	6,630,981

296	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
$355	3.000%, 4/01/16	No Opt. Call	Baa2	$356,136
880	4.000%, 4/01/17	No Opt. Call	Baa2	904,992
400	4.000%, 4/01/18	No Opt. Call	Baa2	418,964
550	3.000%, 4/01/19	No Opt. Call	Baa2	568,359

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
900	4.000%, 2/01/16	No Opt. Call	N/R	900,099
915	4.000%, 8/01/16	No Opt. Call	N/R	923,317

11,500	Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Refunding Series 2015, 2.375%, 9/01/55 (Mandatory put 9/01/20)	No Opt. Call	Aa3	11,754,035

1,000	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A, 5.000%, 1/01/22	No Opt. Call	A	1,180,520

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
250	4.000%, 2/01/18	No Opt. Call	A	264,333
520	4.000%, 2/01/19	No Opt. Call	A	562,234
700	5.000%, 2/01/20	No Opt. Call	A	797,020
640	5.000%, 2/01/21	No Opt. Call	A	745,722
1,595	4.000%, 2/01/24	No Opt. Call	A	1,814,807

7,500	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 2.375%, 9/01/55 (Mandatory put 9/01/20)	No Opt. Call	Aa3	7,665,675

32,285	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2008, 1.850%, 6/01/44 (Mandatory put 10/01/19)	No Opt. Call	A2	32,705,351

8,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)	No Opt. Call	A2	9,458,240

	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Refunding Series 2014B:
2,020	3.000%, 7/15/19	No Opt. Call	AA–	2,160,329
1,215	4.000%, 1/15/20	No Opt. Call	AA–	1,351,505
181,975	Total Indiana			194,807,323

	Iowa – 0.4%

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,150	4.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	1,212,353
1,330	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	1,471,047
1,380	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA	1,562,726
1,245	5.000%, 1/01/22 – AGM Insured	1/21 at 100.00	AA	1,432,472

7,645	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	8,012,572

	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A:
1,985	5.000%, 6/01/17	No Opt. Call	AA	2,105,509
3,290	5.000%, 6/01/18	No Opt. Call	AA	3,615,973
18,025	Total Iowa			19,412,652

Nuveen Investments	297

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas – 0.6%

	Kansas Department of Transportation, Highway Revenue Bonds, Refunding Series 2009A:
$4,720	5.000%, 9/01/16	No Opt. Call	AAA	$4,851,924
6,050	5.000%, 9/01/17	No Opt. Call	AAA	6,477,251

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
1,245	5.000%, 1/01/20	No Opt. Call	AA–	1,427,778
1,475	5.000%, 1/01/23	1/20 at 100.00	AA–	1,700,749

	Topeka Public Building Commission, Kansas, Revenue Bonds, Kansas Department of Administration – 10th and Jackson Projects, Series 2007A:
2,245	5.000%, 6/01/25 – NPFG Insured	6/18 at 102.00	AA–	2,485,664
2,945	5.000%, 6/01/26 – NPFG Insured	6/18 at 102.00	AA–	3,260,704

	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
610	4.000%, 9/01/18	No Opt. Call	A+	656,214
2,000	5.000%, 9/01/20	No Opt. Call	A+	2,334,060

1,510	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	1,133,904
22,800	Total Kansas			24,328,248

	Kentucky – 1.9%

9,260	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	9,734,390

3,750	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.000%, 6/01/18	No Opt. Call	Aa3	4,097,363

15,325	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2009B, 5.000%, 5/15/17	No Opt. Call	AA	16,211,705

3,580	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A	3,613,115

13,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (Mandatory put 5/01/18)	No Opt. Call	A1	13,522,410

15,410	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A1	15,532,201

2,015	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	No Opt. Call	A1	2,076,478

	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011:
1,025	5.000%, 3/01/18	No Opt. Call	N/R	1,098,974
2,670	5.250%, 3/01/19	No Opt. Call	A3	2,957,853
1,135	6.000%, 3/01/20	No Opt. Call	A3	1,318,041
1,095	6.000%, 3/01/21	No Opt. Call	A3	1,301,736

3,090	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (Mandatory put 5/01/18) (Alternative Minimum Tax)	No Opt. Call	A1	3,095,129

298	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$3,250	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 1.050%, 9/01/26 (Mandatory put 3/01/18)	No Opt. Call	A1	$3,250,000

3,535	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A+	4,149,065
78,640	Total Kentucky			81,958,460

	Louisiana – 4.3%

1,000	Bossier City, Louisiana, Utility Revenue Bonds, Refunding Series 2014, 4.000%, 10/01/20	No Opt. Call	AA–	1,126,710

14,025	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	BBB	14,075,350

2,140	East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Road & Street Improvement, Refunding Series 2015, 5.000%, 8/01/22	No Opt. Call	AA–	2,588,608

9,600	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Variable Rate Demand Obligation Series 2011A, 0.806%, 2/01/46 (Mandatory put 8/01/18)	2/18 at 100.00	AA	9,535,680

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014:
2,500	5.000%, 7/15/19	No Opt. Call	A1	2,826,150
2,070	5.000%, 7/15/20	No Opt. Call	A1	2,402,939

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015:
3,000	5.000%, 6/01/17	No Opt. Call	A1	3,168,600
1,745	5.000%, 6/01/18	No Opt. Call	A1	1,901,753
2,325	5.000%, 6/01/19	No Opt. Call	A1	2,604,884
2,095	5.000%, 6/01/20	No Opt. Call	A1	2,405,647
2,000	5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,363,080
1,800	5.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	2,168,712

315	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/16 – AMBAC Insured (ETM)	No Opt. Call	A1 (4)	319,716

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B:
455	5.000%, 6/01/17 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A1 (4)	462,280
810	5.000%, 6/01/18 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A1 (4)	822,960

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Parish Road Improvements Project, Series 2015:
1,545	5.000%, 8/01/19	No Opt. Call	AA	1,747,642
2,235	5.000%, 8/01/24	No Opt. Call	AA	2,757,029

660	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	10/18 at 100.00	A+	732,065

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
2,700	6.500%, 12/15/15 (5)	No Opt. Call	N/R	1,736,478
435	6.000%, 12/15/37 (5)	No Opt. Call	N/R	238,911

	Louisiana Public Facilities Authority, Revenue Bonds, Hurricane Recovery Program, Refunding Series 2014:
1,775	5.000%, 6/01/19	No Opt. Call	Aa3	1,999,325
5,015	5.000%, 6/01/20	No Opt. Call	Aa3	5,800,399

Nuveen Investments	299

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$25	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	Baa1	$26,075

	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014:
585	5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	691,259
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	694,016
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,740,878
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,898,908

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
585	5.000%, 7/01/18	No Opt. Call	A	640,411
1,570	5.000%, 7/01/19	No Opt. Call	A	1,771,133
1,100	5.000%, 7/01/20	No Opt. Call	A	1,275,637
7,245	5.000%, 7/01/26	7/23 at 100.00	A	8,602,641

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1:
20	5.000%, 5/01/19	No Opt. Call	Aa1	22,627
2,530	5.000%, 5/01/20	No Opt. Call	Aa1	2,949,044
3,635	5.000%, 5/01/21	No Opt. Call	Aa1	4,350,114

7,000	Louisiana State, General Obligation Bonds, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA	8,550,010

12,325	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19	No Opt. Call	Aa2	14,038,915

6,000	Louisiana State, General Obligation Bonds, Series 2014A, 5.000%, 2/01/20	No Opt. Call	AA	6,927,600

6,245	Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23	No Opt. Call	AA	7,686,159

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
2,860	5.000%, 12/01/19	No Opt. Call	A+	3,254,537
2,500	5.000%, 12/01/20	No Opt. Call	A+	2,909,500
3,600	5.000%, 12/01/21	No Opt. Call	A+	4,261,968

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
750	4.000%, 12/01/17	No Opt. Call	A+	792,203
875	4.000%, 12/01/18	No Opt. Call	A+	944,396
1,000	4.000%, 12/01/19	No Opt. Call	A+	1,100,630
1,500	5.000%, 12/01/20	No Opt. Call	A+	1,745,700
1,500	5.000%, 12/01/21	No Opt. Call	A+	1,775,820

7,130	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3	8,105,099

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
500	4.000%, 6/01/16	No Opt. Call	A	506,100
1,850	5.000%, 6/01/17	No Opt. Call	A	1,953,970
1,000	5.000%, 6/01/18	No Opt. Call	A	1,089,830

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
1,000	5.000%, 6/01/24	No Opt. Call	A	1,217,340
500	5.000%, 6/01/26	6/25 at 100.00	A	607,550

1,100	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/19	No Opt. Call	A–	1,248,137

40	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/17 – AGM Insured	4/16 at 100.00	AA	40,173

4,700	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	5,082,392

2,295	Shreveport, Louisiana, General Obligation Bonds, Series 2014, 5.000%, 9/01/21	No Opt. Call	A+	2,742,594

300	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013:
$1,710	5.000%, 7/01/21	No Opt. Call	A+	$1,996,271
1,680	5.000%, 7/01/22	No Opt. Call	A+	1,985,122

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A:
5,000	5.000%, 5/15/24	4/16 at 100.00	A	5,012,000
10,000	5.000%, 5/15/25	5/16 at 100.00	A	10,082,300
165,790	Total Louisiana			184,103,977

	Maine – 0.0%

615	Augusta, Maine, General Obligation Bonds, Refunding Series 2015A, 5.000%, 12/01/18	No Opt. Call	AA	686,795

	Maryland – 3.1%

	Baltimore County, Maryland, General Obligation Bonds, Metropolitan District 77th Issue, Series 2014:
2,800	5.000%, 8/01/17	No Opt. Call	AAA	2,988,300
2,800	5.000%, 8/01/18	No Opt. Call	AAA	3,096,408

6,235	Baltimore County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	AAA	6,895,037

1,880	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Second Series 2003, 5.000%, 6/01/18	No Opt. Call	AAA	2,066,891

5,000	Maryland Economic Development Corporation, Revenue Bonds, Constellation Energy Group, Inc. Projects, Adjustable Mode, Refunding Series 2006B, 2.550%, 12/01/25 (Mandatory put 6/01/20)	No Opt. Call	BBB	5,066,800

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
530	5.000%, 7/01/21	No Opt. Call	BBB	622,474
1,000	5.000%, 7/01/22	No Opt. Call	BBB	1,188,920
250	5.000%, 7/01/23	No Opt. Call	BBB	299,018
500	5.000%, 7/01/24	No Opt. Call	BBB	598,805

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014:
6,190	5.000%, 7/01/18	No Opt. Call	BBB	6,777,122
4,000	5.000%, 7/01/19	No Opt. Call	BBB	4,511,720

	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2008:
5,120	5.000%, 7/15/16	No Opt. Call	AAA	5,232,896
5,790	5.000%, 7/15/17	No Opt. Call	AAA	6,168,898
5,155	5.000%, 7/15/18	No Opt. Call	AAA	5,691,739

14,245	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Third Series 2009C, 5.000%, 11/01/17	No Opt. Call	AAA	15,345,426

	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2015A-2:
6,835	5.000%, 8/01/19	No Opt. Call	AAA	7,818,146
27,740	5.000%, 8/01/20	No Opt. Call	AAA	32,712,395

100	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	Aaa	102,454

Nuveen Investments	301

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$10,100	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2007A, 5.000%, 5/01/16	No Opt. Call	AAA	$10,225,543

9,975	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2014A, 5.000%, 11/01/18	No Opt. Call	AAA	11,127,911

5,000	Montgomery County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2011A, 5.000%, 7/01/19	No Opt. Call	AAA	5,703,850
121,245	Total Maryland			134,240,753

	Massachusetts – 2.1%

460	Massachusetts Bay Transportation Authority, General Obligation Transportation System Refunding Bonds, Series 1992B, 6.200%, 3/01/16 – NPFG Insured	No Opt. Call	AA+	462,208

7,545	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 19 Series 2016, 5.000%, 2/01/17 (WI/DD, Settling 2/11/16)	No Opt. Call	AAA	7,886,034

	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
595	5.000%, 7/01/19	No Opt. Call	BBB–	647,259
375	5.000%, 7/01/20	No Opt. Call	BBB–	412,609
555	5.000%, 7/01/21	No Opt. Call	BBB–	615,573
690	5.000%, 7/01/22	No Opt. Call	BBB–	769,426
625	5.000%, 7/01/23	No Opt. Call	BBB–	698,800
735	5.000%, 7/01/24	No Opt. Call	BBB–	818,496
795	5.000%, 7/01/25	7/24 at 100.00	BBB–	875,844

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Series 2009A:
2,175	5.000%, 11/15/16	No Opt. Call	AAA	2,256,236
1,535	5.000%, 11/15/17	No Opt. Call	AAA	1,657,079
1,000	5.000%, 11/15/18	No Opt. Call	AAA	1,118,260

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C:
1,815	5.000%, 7/01/18	No Opt. Call	BBB–	1,965,300
1,000	5.000%, 7/01/19	No Opt. Call	BBB–	1,111,890
1,000	5.000%, 7/01/20	No Opt. Call	BBB–	1,137,020

10,490	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2009O, 5.000%, 7/01/16	No Opt. Call	AAA	10,703,786

12,900	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/17 – AGM Insured	No Opt. Call	AA+	14,009,787

3,200	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/19	No Opt. Call	AA+	3,644,640

	Massachusetts State, General Obligation Bonds, Refunding Series 2015A:
13,965	3.000%, 7/01/17	No Opt. Call	AA+	14,463,132
14,000	5.000%, 7/01/23	No Opt. Call	AA+	17,418,660

	Norwood, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2009A:
2,420	4.000%, 8/15/16	No Opt. Call	AA+	2,468,787
2,420	4.000%, 8/15/17	No Opt. Call	AA+	2,547,461
2,420	4.000%, 8/15/18	No Opt. Call	AA+	2,615,778
82,715	Total Massachusetts			90,304,065

302	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan – 1.8%

$1,500	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	$1,653,195

	Lake Orion Community School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2012:
1,000	5.000%, 5/01/16	No Opt. Call	AA–	1,011,750
1,000	4.000%, 5/01/17	No Opt. Call	AA–	1,041,470
1,780	4.000%, 5/01/18	No Opt. Call	AA–	1,901,271

8,790	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B, 5.000%, 7/01/21	7/18 at 100.00	AAA	9,692,997

3,195	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/17	No Opt. Call	AA+	3,435,072

10,010	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+	10,095,185

18,555	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 2.000%, 11/15/47 (Mandatory put 5/30/18)	No Opt. Call	AA+	18,976,199

1,955	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009B, 4.375%, 10/01/19	10/18 at 100.00	AA	1,997,424

6,030	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+	6,925,998

1,605	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/21	5/19 at 100.00	Aa1	1,828,609

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A:
1,100	4.000%, 5/01/19	No Opt. Call	Aa1	1,201,860
1,000	5.000%, 5/01/21	No Opt. Call	Aa1	1,183,830

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013A:
765	5.000%, 5/01/19	No Opt. Call	Aa3	855,622
1,000	5.000%, 5/01/20	No Opt. Call	Aa3	1,148,050

2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A1	2,979,200

4,975	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 5.000%, 5/01/19	No Opt. Call	Aa1	5,594,338

8,150	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	8,451,550
74,910	Total Michigan			79,973,620

	Minnesota – 0.6%

	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
745	4.000%, 2/01/23	2/20 at 100.00	AA+	817,086
1,615	5.000%, 2/01/25	2/20 at 100.00	AA+	1,844,427
1,690	5.000%, 2/01/26	2/20 at 100.00	AA+	1,925,180

Nuveen Investments	303

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2014A:
$1,350	4.000%, 1/01/17	No Opt. Call	A+	$1,394,307
1,060	5.000%, 1/01/22	No Opt. Call	A+	1,280,830
1,250	5.000%, 1/01/23	No Opt. Call	A+	1,532,938
1,670	5.000%, 1/01/24	No Opt. Call	A+	2,076,829

	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2009E:
4,000	4.500%, 8/01/17	No Opt. Call	AA+	4,237,800
4,000	4.500%, 8/01/18	No Opt. Call	AA+	4,371,800

895	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A–	1,091,014

2,815	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/22	No Opt. Call	A1	3,379,182
21,090	Total Minnesota			23,951,393

	Mississippi – 0.6%

20,820	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 1.625%, 12/01/40 (Mandatory put 1/12/18)	No Opt. Call	A–	20,991,557

3,670	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	A–	4,347,592
24,490	Total Mississippi			25,339,149

	Missouri – 1.9%

835	Jackson County, Missouri, Special Obligation Bonds, Harry S. Truman Sports Complex, Series 2006, 4.500%, 12/01/31 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	863,757

860	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal Creek Parkway Project, Series 2011, 6.500%, 6/01/25	No Opt. Call	N/R	863,861

	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
2,520	4.000%, 5/01/23	5/21 at 100.00	AAA	2,889,432
2,695	4.000%, 5/01/24	5/21 at 100.00	AAA	3,066,425

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
550	5.000%, 5/01/19	No Opt. Call	BBB+	608,652
440	5.000%, 5/01/20	No Opt. Call	BBB+	495,304
1,000	5.000%, 5/01/21	No Opt. Call	BBB+	1,144,280
2,545	4.000%, 5/01/22	No Opt. Call	BBB+	2,794,690
1,320	5.000%, 5/01/23	No Opt. Call	BBB+	1,535,820

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A, 4.875%, 2/01/19	2/17 at 100.00	BBB+	1,032,540

	Missouri Highways and Transportation Commission, State Road Revenue Bonds, Refunding Second Lien Series 2014B:
10,000	5.000%, 5/01/18	No Opt. Call	AAA	10,962,100
3,000	5.000%, 5/01/21	No Opt. Call	AAA	3,610,020

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,285	5.000%, 1/01/25	No Opt. Call	A	2,811,098
5,000	5.000%, 1/01/26	1/25 at 100.00	A	6,092,250

304	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2013:
$530	5.000%, 7/01/16	No Opt. Call	A–	$540,271
815	5.000%, 7/01/17	No Opt. Call	A–	865,220
765	5.000%, 7/01/18	No Opt. Call	A–	839,205

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2015:
1,700	5.000%, 7/01/20	No Opt. Call	A–	1,961,919
1,575	5.000%, 7/01/21	No Opt. Call	A–	1,854,736
1,000	5.000%, 7/01/22	No Opt. Call	A–	1,196,280
1,085	5.000%, 7/01/23	No Opt. Call	A–	1,312,655

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
8,185	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	8,747,228
12,005	5.500%, 7/01/18 – NPFG Insured	No Opt. Call	AA–	13,312,825

1,750	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	1,859,393

8,825	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/17	No Opt. Call	BBB+	9,241,364

775	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, Crossover Refunding Series 2014B, 4.000%, 3/01/18	No Opt. Call	AA+	826,941
73,060	Total Missouri			81,328,266

	Nebraska – 1.3%

4,390	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/21	No Opt. Call	BBB+	5,088,581

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
925	4.000%, 11/01/18	No Opt. Call	A–	990,324
1,000	5.000%, 11/01/22	No Opt. Call	A–	1,182,520

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
500	4.000%, 6/15/16	No Opt. Call	AA–	506,940
750	4.000%, 6/15/17	No Opt. Call	AA–	784,793
600	4.000%, 6/15/18	No Opt. Call	AA–	644,322
800	5.000%, 6/15/19	No Opt. Call	AA–	905,904

3,050	Douglas County School District 17 Millard, Nebraska, General Obligation Bonds, Refunding Series 2014, 3.000%, 6/15/16	No Opt. Call	Aa1	3,082,422

	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Refunding Series 2009:
3,475	3.000%, 1/15/17	No Opt. Call	AAA	3,560,937
3,220	3.000%, 1/15/18	No Opt. Call	AAA	3,365,512
2,520	3.000%, 1/15/19	No Opt. Call	AAA	2,681,608

1,000	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27	No Opt. Call	A–	1,016,850

1,700	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2, 5.000%, 1/01/24	1/22 at 100.00	A+	2,050,931

Nuveen Investments	305

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A:
$6,245	5.000%, 1/01/18	No Opt. Call	A2	$6,725,553
2,125	5.000%, 1/01/19	No Opt. Call	A2	2,356,816
2,500	5.000%, 1/01/20	No Opt. Call	A2	2,838,200

3,050	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 5.000%, 2/15/21	No Opt. Call	Aa1	3,646,611

15,000	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 2.375%, 9/01/30 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A	15,179,400
52,850	Total Nebraska			56,608,224

	Nevada – 0.3%

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
1,000	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A+	1,149,200
2,000	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	2,343,280

1,715	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Refunding Series 2006, 5.000%, 11/01/21 – AMBAC Insured	11/16 at 100.00	Aa1	1,776,140

5,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	AA+	5,952,600

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
295	3.000%, 6/01/16	No Opt. Call	N/R	296,384
895	3.000%, 6/01/17	No Opt. Call	N/R	904,514
170	4.000%, 6/01/18	No Opt. Call	N/R	175,285
11,075	Total Nevada			12,597,403

	New Jersey – 4.5%

260	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	BB+	261,422

245	Bergen County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Bergen County Guaranteed, Series 2014B, 5.000%, 2/15/19	No Opt. Call	Aaa	275,711

3,890	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	4/16 at 100.00	AA–	3,903,810

	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011:
1,000	5.000%, 11/01/16 – AGM Insured	No Opt. Call	AA	1,032,540
1,445	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA	1,625,770
920	5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA	1,056,583

345	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured	No Opt. Call	N/R	356,675

5	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	5,194

1,430	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%, 6/15/16 (ETM)	No Opt. Call	Aaa	1,458,514

306	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$4,250	5.000%, 6/15/16	No Opt. Call	BBB+	$4,306,993
6,565	5.000%, 6/15/17	No Opt. Call	BBB+	6,829,635
8,510	5.000%, 6/15/18	No Opt. Call	BBB+	9,046,045
5,000	5.000%, 6/15/19	No Opt. Call	BBB+	5,419,850
245	4.000%, 6/15/19	No Opt. Call	BBB+	258,076
10,990	5.000%, 6/15/20	No Opt. Call	BBB+	12,107,793
2,810	5.000%, 6/15/21	No Opt. Call	BBB+	3,099,374
1,370	5.000%, 6/15/22	No Opt. Call	BBB+	1,524,495
520	5.000%, 6/15/22	No Opt. Call	AA	606,528
6,565	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,253,669
4,500	5.000%, 6/15/24	6/22 at 100.00	BBB+	4,937,040
8,570	5.000%, 6/15/25	6/22 at 100.00	BBB+	9,354,669
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	6,511,560
685	4.250%, 6/15/27	6/22 at 100.00	BBB+	707,715

25,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015XX, 5.000%, 6/15/21	No Opt. Call	A–	27,613,750

2,865	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – NPFG Insured	No Opt. Call	AA	3,097,609

340	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	411,886

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
4,060	5.000%, 7/01/18	No Opt. Call	BB+	4,275,505
4,260	5.000%, 7/01/19	No Opt. Call	BB+	4,547,933

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – NPFG Insured (ETM)	No Opt. Call	Aaa	451,422

10,000	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A, 5.000%, 9/15/18	No Opt. Call	A	10,821,600

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D:
5,070	5.000%, 12/15/17	No Opt. Call	A–	5,347,278
9,750	5.000%, 12/15/18	No Opt. Call	A–	10,451,415

6,005	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	6,691,311

	Parsippany-Troy Hills Township Board of Education, Morris County, New Jersey, General Obligation Bonds, Refunding Series 2014:
205	5.000%, 8/15/22	No Opt. Call	AA	251,541
500	5.000%, 8/15/23	No Opt. Call	AA	621,690

1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/15/20	No Opt. Call	AA	1,260,191

1,700	Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A3	2,086,104

4,215	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	4,700,947

Nuveen Investments	307

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q:
$4,320	3.000%, 1/01/18	No Opt. Call	A3	$4,380,566
4,850	3.000%, 1/01/19	No Opt. Call	A3	4,921,974

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
140	5.000%, 6/01/17	No Opt. Call	Aaa	147,672
6,225	5.000%, 6/01/18	6/17 at 100.00	Aa3	6,557,602
4,290	4.500%, 6/01/23	6/17 at 100.00	BB	4,351,476
7,870	4.625%, 6/01/26	6/17 at 100.00	B+	7,890,934
179,320	Total New Jersey			192,820,067

	New Mexico – 1.9%

1,100	Albuquerque Bernalillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 7/01/19	No Opt. Call	AA	1,248,852

10,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company, Four Corners Project, Refunding Series 2005B, 1.875%, 4/01/29 (Mandatory put 4/01/20)	No Opt. Call	Aa3	10,189,700

7,285	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Southern California Edison Company, Four Corners Project, Series 2005A, 1.875%, 4/01/29 (Mandatory put 4/01/20)	No Opt. Call	Aa3	7,423,196

1,400	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2011C, 5.000%, 6/01/16	No Opt. Call	AAA	1,422,974

	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2016A:
3,880	3.000%, 6/01/17 (WI/DD, Settling 2/10/16)	No Opt. Call	AAA	4,009,088
3,395	4.000%, 6/01/18 (WI/DD, Settling 2/10/16)	No Opt. Call	AAA	3,649,421
3,275	5.000%, 6/01/19 (WI/DD, Settling 2/10/16)	No Opt. Call	AAA	3,716,437

15,340	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa3	17,274,988

	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A:
845	4.000%, 6/15/18	No Opt. Call	A+	902,697
1,340	5.000%, 6/15/19	No Opt. Call	A+	1,508,250
1,305	5.000%, 6/15/20	No Opt. Call	A+	1,505,866
1,455	5.000%, 6/15/21	No Opt. Call	A+	1,719,985
1,510	5.000%, 6/15/22	No Opt. Call	A+	1,806,760
1,565	5.000%, 6/15/23	No Opt. Call	A+	1,892,163
1,625	5.000%, 6/15/24	No Opt. Call	A+	1,981,070
1,690	5.000%, 6/15/25	No Opt. Call	A+	2,078,294
1,760	5.000%, 6/15/26	6/25 at 100.00	A+	2,147,587

14,955	State of New Mexico, State Severance Tax Revenue Bonds, Series 2014A, 5.000%, 7/01/23	7/19 at 100.00	Aa1	16,996,058
73,725	Total New Mexico			81,473,386

	New York – 7.6%

500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/22	No Opt. Call	A+	602,585

500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	4/16 at 100.00	AA–	502,055

308	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,585	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19	No Opt. Call	AA	$1,806,139

5	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19 (ETM)	No Opt. Call	N/R (4)	5,728

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23	1/22 at 100.00	AA	1,513,613

325	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014, 5.000%, 7/01/23	No Opt. Call	A–	397,716

12,195	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21	No Opt. Call	AAA	14,839,974

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (4)	6,082

3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/21	No Opt. Call	AAA	3,971,085

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
890	0.000%, 6/01/16 – AGM Insured	No Opt. Call	AA	888,683
400	0.000%, 6/01/19 – AGM Insured	No Opt. Call	AA	382,048
515	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	474,753
450	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	403,731
1,305	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,135,846

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
365	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	AA–	379,045
3,910	5.000%, 12/01/17	12/16 at 100.00	A–	4,061,825
2,280	5.000%, 12/01/18 – FGIC Insured	12/16 at 100.00	AA–	2,366,366
200	5.000%, 12/01/22	12/16 at 100.00	A–	207,300

610	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 4/01/18 (ETM)	No Opt. Call	A– (4)	665,681

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
3,715	5.000%, 4/01/19	No Opt. Call	A–	4,164,181
1,250	5.500%, 4/01/22	4/19 at 100.00	A–	1,397,113

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F:
885	5.000%, 5/01/16 – NPFG Insured	No Opt. Call	AA–	895,762
8,865	5.000%, 5/01/17 – NPFG Insured	No Opt. Call	AA–	9,350,979
3,000	5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	AA–	3,102,960

100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/16 (ETM)	No Opt. Call	A– (4)	101,204

1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A–	1,189,890

5,135	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/20	No Opt. Call	AA–	6,047,644

Nuveen Investments	309

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
$2,000	5.000%, 7/01/23	No Opt. Call	BBB+	$2,405,840
1,000	5.000%, 7/01/24	No Opt. Call	BBB+	1,210,340
625	5.000%, 7/01/25	7/24 at 100.00	BBB+	746,144
1,000	5.000%, 7/01/26	7/24 at 100.00	BBB+	1,180,070
1,500	5.000%, 7/01/27	7/24 at 100.00	BBB+	1,759,560

10,205	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/17	No Opt. Call	AA	10,889,449

16,720	New York City, New York, General Obligation Bonds, Fiscal 2014 Series J, 5.000%, 8/01/19	No Opt. Call	AA	19,036,723

30,510	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/18	No Opt. Call	AA	33,675,718

12,380	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 2.375%, 7/01/26 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	AA–	12,619,182

7,200	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 1997C, 5.000%, 8/01/32 (Mandatory put 8/01/16) – NPFG Insured	No Opt. Call	AA–	7,345,728

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 4.750%, 5/15/32 (Mandatory put 7/01/16) – NPFG Insured	No Opt. Call	AA–	2,032,020

2,190	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Refunding Series 2013, 2.750%, 7/01/17	No Opt. Call	A–	2,240,677

49,610	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	56,010,186

	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2009:
5,000	4.000%, 4/01/16	No Opt. Call	AA	5,032,800
5,000	4.000%, 4/01/17	No Opt. Call	AA	5,204,550
6,845	5.000%, 4/01/18	No Opt. Call	AA	7,477,615

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B:
5,560	5.000%, 6/01/16	No Opt. Call	AA	5,650,016
1,600	5.000%, 6/01/17	No Opt. Call	AA	1,694,496
2,835	5.000%, 6/01/18	No Opt. Call	AA	3,107,075

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013A:
4,370	5.000%, 6/01/20	6/16 at 100.00	AA	4,441,799
3,360	5.000%, 6/01/21	6/16 at 100.00	AA	3,414,835

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013B:
3,105	5.000%, 6/01/20	6/16 at 100.00	AA	3,155,922
14,250	5.000%, 6/01/21	6/16 at 100.00	AA	14,482,133
1,545	5.000%, 6/01/21	6/17 at 100.00	AA	1,637,051
6,230	5.000%, 6/01/22	6/17 at 100.00	AA	6,603,800

10,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Refunding Series 2010A-1, 5.000%, 1/01/17	No Opt. Call	AA	10,422,000

3,145	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009A-1, 5.000%, 12/15/16	No Opt. Call	AAA	3,272,907

310	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$8,085	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009C, 5.000%, 12/15/18	No Opt. Call	AAA	$9,051,804

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	BBB+	590,655
500	5.000%, 7/01/27	7/24 at 100.00	BBB+	580,795

16,120	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2012B, 4.000%, 11/15/20	No Opt. Call	AA–	18,374,221

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,510	4.750%, 6/01/22	6/16 at 100.00	BBB–	1,514,515
3,640	5.000%, 6/01/26	6/16 at 100.00	BB–	3,670,176

	Yonkers, New York, General Obligation Bonds, Refunding Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A	2,613,630
2,510	3.000%, 8/15/23	No Opt. Call	A	2,643,381
299,665	Total New York			326,647,801

	North Carolina – 1.1%

	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Refunding Series 2009A:
3,000	5.000%, 3/01/16	No Opt. Call	AA	3,013,140
2,035	5.000%, 3/01/17	No Opt. Call	AA	2,136,465
2,125	5.000%, 3/01/18	No Opt. Call	AA	2,314,635

	Mecklenburg County Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Refunding Series 2009:
5,550	5.000%, 3/01/16	No Opt. Call	AA+	5,573,921
3,050	5.000%, 3/01/18	No Opt. Call	AA+	3,312,178

	New Hanover County, North Carolina, General Obligation Bonds, School Series 2009:
1,500	3.000%, 6/01/16	No Opt. Call	AAA	1,514,385
765	3.000%, 6/01/17	No Opt. Call	AAA	790,260

	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health, Series 2008:
3,290	3.500%, 2/15/16 – AGC Insured	No Opt. Call	AA	3,295,001
2,920	4.000%, 2/15/17 – AGC Insured	No Opt. Call	AA	3,023,748

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
2,030	5.000%, 1/01/25	No Opt. Call	A	2,529,116
3,000	5.000%, 1/01/26	No Opt. Call	A	3,769,410
2,755	5.000%, 1/01/27	1/26 at 100.00	A	3,430,857

615	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015B, 5.000%, 1/01/23	No Opt. Call	A	751,044

	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A:
1,000	5.000%, 5/01/19	No Opt. Call	AA+	1,132,400
5,195	5.000%, 5/01/20	5/19 at 100.00	AA+	5,879,753

3,565	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A, 5.000%, 5/01/21 (Pre-refunded 5/01/19)	5/19 at 100.00	AA+ (4)	4,038,396

235	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/20	No Opt. Call	AA+	272,452
42,630	Total North Carolina			46,777,161

Nuveen Investments	311

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota – 0.9%

$300	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A, 5.000%, 7/01/21 (ETM)	No Opt. Call	N/R (4)	$358,017

100	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A, 5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	120,035

3,145	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	A–	3,358,954

1,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/18	7/16 at 100.00	BBB–	1,016,700

1,130	West Fargo, North Dakota, General Obligation Bonds, Refunding & Improvement Series 2012C, 3.000%, 5/01/17	No Opt. Call	A1	1,160,759

	Williston, North Dakota, County-Wide Public Safety Sales Tax Revenue Bonds, Series 2015A:
900	4.000%, 7/15/16	No Opt. Call	A+	914,103
1,795	4.000%, 7/15/18	No Opt. Call	A+	1,915,857
1,000	4.000%, 7/15/19	No Opt. Call	A+	1,090,490
2,105	4.000%, 7/15/20	No Opt. Call	A+	2,333,624
2,185	4.000%, 7/15/21	No Opt. Call	A+	2,444,250
2,275	4.000%, 7/15/22	No Opt. Call	A+	2,564,244
2,365	5.000%, 7/15/23	7/22 at 100.00	A+	2,785,213
2,485	5.000%, 7/15/24	7/22 at 100.00	A+	2,886,452
5,485	5.000%, 7/15/25	7/22 at 100.00	A+	6,337,972

	Williston, North Dakota, General Obligation Bonds, Refunding Improvement Series 2014:
800	4.000%, 5/01/16	No Opt. Call	A	806,976
800	4.000%, 5/01/17	No Opt. Call	A	830,448
800	4.000%, 5/01/18	No Opt. Call	A	850,864
725	4.000%, 5/01/19	No Opt. Call	A	788,807
800	4.000%, 5/01/20	No Opt. Call	A	884,696
800	4.000%, 5/01/21	No Opt. Call	A	899,696

6,035	Williston, North Dakota, Sales Tax Revenue Bonds, Series 2013A, 4.000%, 5/01/20 – AGM Insured	5/17 at 100.00	AA	6,276,219
37,030	Total North Dakota			40,624,376

	Ohio – 3.9%

	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	A1	2,370,880
2,655	5.000%, 11/15/22	No Opt. Call	A1	3,156,237

2,650	Akron, Ohio, Waterworks System Mortgage Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 3/01/17 – AGC Insured	No Opt. Call	A3	2,773,384

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
6,680	5.000%, 6/01/16	No Opt. Call	Aaa	6,767,441
3,495	5.000%, 6/01/17	No Opt. Call	Aa1	3,665,556

23,355	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	21,409,295

312	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding & Improvement Series 2016A:
$2,480	4.000%, 12/01/16 (WI/DD, Settling 2/04/16)	No Opt. Call	Aa2	$2,553,433
2,475	4.000%, 12/01/17 (WI/DD, Settling 2/04/16)	No Opt. Call	Aa2	2,620,505
2,500	4.000%, 12/01/18 (WI/DD, Settling 2/04/16)	No Opt. Call	Aa2	2,715,650

3,220	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	3,455,640

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,470	5.000%, 12/01/19	No Opt. Call	AA	1,679,931
1,540	5.000%, 12/01/20	12/19 at 100.00	AA	1,757,956
1,620	5.000%, 12/01/21	12/19 at 100.00	AA	1,839,154

	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2014:
4,650	5.000%, 12/01/17	No Opt. Call	AA–	5,006,144
5,515	5.000%, 12/01/20	No Opt. Call	AA–	6,404,570

	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
500	4.000%, 6/15/17	No Opt. Call	Baa2	516,375
1,015	5.000%, 6/15/19	No Opt. Call	Baa2	1,108,654
1,000	5.000%, 6/15/21	No Opt. Call	Baa2	1,125,550

1,000	Franklin County Convention Facilities Authority, Ohio, Tax and Lease Revenue Anticipation and Refunding Bonds, Columbus City & Franklin County Lessees, Series 2014, 5.000%, 12/01/23	No Opt. Call	Aaa	1,240,510

	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Medical Center, Refunding Series 2014S:
1,150	5.000%, 5/15/21	No Opt. Call	AA	1,368,995
275	5.000%, 5/15/22	No Opt. Call	AA	333,482
1,000	5.000%, 5/15/23	No Opt. Call	AA	1,225,910

1,600	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2014, 5.000%, 2/01/20	No Opt. Call	A	1,808,688

1,595	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA+	1,837,711

	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
2,490	5.000%, 1/01/20	No Opt. Call	AA	2,857,624
1,700	5.000%, 1/01/23	No Opt. Call	AA	2,067,353

2,175	Marysville, Union County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	2,457,707

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,000	5.000%, 2/15/16	No Opt. Call	BB+	1,001,670
2,000	5.000%, 2/15/17	No Opt. Call	BB+	2,061,280
1,630	5.000%, 2/15/18	No Opt. Call	BB+	1,720,742
1,000	5.000%, 2/15/19	No Opt. Call	BB+	1,076,190
270	5.000%, 2/15/20	No Opt. Call	BB+	294,708
2,000	5.000%, 2/15/21	No Opt. Call	BB+	2,205,620

Nuveen Investments	313

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
$870	3.000%, 10/01/16	No Opt. Call	A1	$883,511
1,100	4.000%, 10/01/17	No Opt. Call	A1	1,151,194

11,085	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	BBB–	11,404,137

2,440	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)	No Opt. Call	BBB–	2,470,378

4,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	4,470,880

1,640	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 2014, 2.250%, 9/01/33 (Mandatory put 9/01/18)	No Opt. Call	A3	1,675,293

4,540	Ohio State, Capital Facilities Lease Appropriation Bonds, Mental Health Facilities Improvement Fund Project, Series 2012A, 5.000%, 6/01/17 – NPFG Insured	No Opt. Call	AA	4,804,183

6,685	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2013B, 5.000%, 8/01/21	No Opt. Call	AA+	8,062,110

6,450	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	7,801,404

12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C, 5.000%, 9/15/20	No Opt. Call	AA+	14,895,228

	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2009B:
820	5.000%, 1/01/17	No Opt. Call	Aa2	853,284
500	5.000%, 1/01/18	No Opt. Call	Aa2	539,975

20	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	20,525

10,715	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 2.200%, 6/01/33 (Mandatory put 6/01/16)	No Opt. Call	BBB–	10,743,716

2,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 2.250%, 7/01/21 (Mandatory put 7/01/16)	No Opt. Call	A–	2,015,500

2,230	University of Toledo, Ohio, General Receipts Bonds, Series 2009, 4.000%, 6/01/18	No Opt. Call	A1	2,379,700

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	4,920
158,425	Total Ohio			168,660,483

	Oklahoma – 1.4%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
1,420	4.000%, 9/01/18	No Opt. Call	A+	1,517,767
1,435	4.000%, 9/01/19	No Opt. Call	A+	1,558,812
2,685	4.500%, 9/01/20	No Opt. Call	A+	3,018,396

6,325	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2013, 5.000%, 6/01/18	No Opt. Call	A	6,914,743

314	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014:
$2,645	5.000%, 7/01/16	No Opt. Call	A+	$2,696,498
675	5.000%, 7/01/17	No Opt. Call	A+	716,297
1,820	5.000%, 7/01/18	No Opt. Call	A+	1,991,025
2,395	5.000%, 7/01/19	No Opt. Call	A+	2,709,583

	Creek County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Sapulpa Public Schools Project, Series 2015:
1,955	4.000%, 9/01/18	No Opt. Call	A+	2,096,347
2,150	5.000%, 9/01/20	No Opt. Call	A+	2,490,023

	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2012:
5,000	3.000%, 3/01/17	No Opt. Call	A+	5,119,600
2,920	4.000%, 3/01/18	No Opt. Call	A+	3,093,565

1,850	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A–	1,930,013

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
310	4.000%, 9/01/17	No Opt. Call	A–	325,171
475	4.000%, 9/01/18	No Opt. Call	A–	508,207
525	5.000%, 9/01/19	No Opt. Call	A–	591,507
685	5.000%, 9/01/20	No Opt. Call	A–	789,490
745	5.000%, 9/01/21	No Opt. Call	A–	873,647

	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A:
225	4.000%, 10/01/18	No Opt. Call	AA–	243,590
165	4.000%, 10/01/19	No Opt. Call	AA–	182,927
250	5.000%, 10/01/20	No Opt. Call	AA–	294,123
645	5.000%, 10/01/21	No Opt. Call	AA–	777,328

1,235	Tulsa (Oklahoma), Industrial Authority, Revenue and Refunding Bonds (The University of Tulsa), Series 1996A, 6.000%, 10/01/16 – NPFG Insured	No Opt. Call	AA–	1,257,959

3,920	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1997B, 7.050%, 6/01/17 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	4,061,473

7,450	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2011, 5.000%, 9/01/19	No Opt. Call	AA–	8,469,533

1,425	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA–	1,616,078

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
2,100	5.000%, 9/01/21	No Opt. Call	AA–	2,480,205
2,000	5.000%, 9/01/22	No Opt. Call	AA–	2,391,800
55,430	Total Oklahoma			60,715,707

	Oregon – 0.8%

	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015:
11,045	5.000%, 6/15/25	No Opt. Call	AA+	14,053,437
5,000	5.000%, 6/15/26	6/25 at 100.00	AA+	6,315,350

Nuveen Investments	315

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$1,770	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2007, 1.500%, 10/01/18	No Opt. Call	A–	$1,775,292

1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	1,133,580

10,450	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax and Grant Receipt Revenue Bonds, Series 2013, 3.000%, 11/01/16	4/16 at 100.00	Aa3	10,474,662
29,265	Total Oregon			33,752,321

	Pennsylvania – 5.5%

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,620	5.000%, 5/01/16	No Opt. Call	Baa3	1,632,798
1,285	5.000%, 5/01/18	5/16 at 100.00	Baa3	1,292,800

6,470	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	7,090,408

	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2011:
6,550	5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	7,053,564
4,400	5.000%, 12/01/18 – AGM Insured	No Opt. Call	AA	4,893,724

5,750	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-73, 5.000%, 12/01/19	No Opt. Call	AA–	6,586,280

1,925	Berks County, Pennsylvania, General Obligation Bonds, Series 2008, 5.000%, 11/15/21 (Pre-refunded 11/15/18)	11/18 at 100.00	Aa1 (4)	2,146,837

915	Bucks County Community College Authority, Pennsylvania, Revenue Bonds, College Building County Guaranteed, Series 2014, 3.000%, 6/15/16	No Opt. Call	AAA	924,690

1,120	Centre County, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 7/01/19	No Opt. Call	AA	1,188,555

7,910	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2014A, 4.000%, 8/15/19 – BAM Insured	No Opt. Call	AA	8,555,931

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
450	4.000%, 5/01/18	No Opt. Call	Baa3	469,949
450	5.000%, 5/01/19	No Opt. Call	Baa3	488,799

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2010:
1,010	4.000%, 12/01/16	No Opt. Call	A+	1,040,401
500	5.000%, 12/01/18	No Opt. Call	A+	557,450

3,435	Lancaster County, Pennsylvania, General Obligation Bonds, Series 2009A, 5.000%, 11/01/18 – AGM Insured	No Opt. Call	A1	3,804,125

1,465	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19	No Opt. Call	N/R	1,542,308

2,165	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009A, 5.000%, 7/01/17	No Opt. Call	A–	2,270,414

1,080	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 4.000%, 5/01/19	No Opt. Call	A	1,172,286

3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23	No Opt. Call	A	4,058,201

316	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
$1,665	5.000%, 1/15/18	No Opt. Call	Baa2	$1,774,590
1,310	5.000%, 1/15/19	No Opt. Call	Baa2	1,428,869
1,235	5.000%, 1/15/20	No Opt. Call	Baa2	1,371,480

5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Exelon Generation Company, LLC Project, Refunding Series 2001B, 2.500%, 10/01/30 (Mandatory put 4/01/20)	No Opt. Call	BBB	5,040,500

6,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1994A, 2.550%, 6/01/29 (Mandatory put 6/01/20)	No Opt. Call	BBB	6,063,960

5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory put 9/01/20)	No Opt. Call	BBB	5,062,100

7,500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1999A, 2.500%, 10/01/30 (Mandatory put 4/01/20)	No Opt. Call	BBB	7,560,750

504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	4/16 at 100.00	N/R	430,694

335	Pennsylvania Convention Center Authority, Revenue Bonds, Series 1989A, 6.700%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	AA+ (4)	347,338

7,145	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40	No Opt. Call	Baa3	7,392,217

37,800	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.550%, 12/01/33 (Mandatory put 12/03/18)	No Opt. Call	A–	37,961,406

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
65	5.000%, 1/01/20	No Opt. Call	Aaa	74,245
225	5.000%, 7/01/20	7/19 at 100.00	Aaa	256,878
5,750	5.000%, 7/01/21	1/18 at 100.00	Aaa	6,203,963
23,940	5.000%, 1/01/22	7/17 at 100.00	Aaa	25,497,536
8,530	5.000%, 7/01/22	7/16 at 100.00	Aaa	8,699,918
4,795	5.000%, 1/01/23	4/16 at 100.00	Aaa	4,814,803

8,650	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA	8,852,064

1,510	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien Series 2009A, 5.000%, 6/01/17	No Opt. Call	AA	1,597,716

4,325	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009B, 5.000%, 6/01/16	No Opt. Call	A–	4,392,903

16,040	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	AA–	16,389,351

2,185	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	2,484,367

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2010C, 5.000%, 9/01/16	No Opt. Call	A+	10,266,400

Nuveen Investments	317

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D:
$1,795	5.000%, 9/01/17	No Opt. Call	A+	$1,898,195
1,525	5.000%, 9/01/18	No Opt. Call	A+	1,658,377

	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
1,120	4.000%, 12/01/18	No Opt. Call	A+	1,209,488
1,000	5.000%, 12/01/19	No Opt. Call	A+	1,137,080
2,760	5.000%, 12/01/20	No Opt. Call	A+	3,208,003
1,440	5.000%, 12/01/21	No Opt. Call	A+	1,709,194
1,500	5.000%, 12/01/22	No Opt. Call	A+	1,805,460

320	Pittsburgh Water and Sewerage Authority, Pennsylvania, Water and Sewerage System Revenue Refunding Bonds, Series 1986, 6.000%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	Aaa	329,546

1,205	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 4.000%, 12/01/16	No Opt. Call	BBB	1,236,583

1,250	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 4.625%, 8/01/17	No Opt. Call	A–	1,293,350

2,500	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, University Capital Project Bonds, Series 2009B, 5.500%, 9/15/21	3/19 at 100.00	AA+	2,864,750
227,874	Total Pennsylvania			239,083,594

	Rhode Island – 0.2%

	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B:
700	5.000%, 7/01/19	No Opt. Call	A3	772,786
1,165	5.000%, 7/01/20	No Opt. Call	A3	1,312,990
1,360	5.000%, 7/01/21	No Opt. Call	A3	1,560,355

	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, University of Rhode Island Auxiliary Enterprise, Refunding Series 2013C:
450	4.000%, 9/15/16	No Opt. Call	A+	459,468
520	4.000%, 9/15/18	No Opt. Call	A+	558,095

2,145	Rhode Island Industrial Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 4.625%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	A–	2,160,015
6,340	Total Rhode Island			6,823,709

	South Carolina – 1.0%

	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
3,365	5.000%, 12/01/21	No Opt. Call	AA	4,052,099
4,910	5.000%, 12/01/22	No Opt. Call	AA	6,006,796

5,245	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AA	5,443,681

	Kershaw County Public Schools Foundation, South Carolina, Installment Purchase Revenue Bonds, Kershaw County School District, Refunding Series 2015:
900	5.000%, 12/01/18	No Opt. Call	A–	992,187
1,050	5.000%, 12/01/19	No Opt. Call	A–	1,188,254
600	5.000%, 12/01/20	No Opt. Call	A–	695,190

1,060	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	No Opt. Call	N/R (4)	1,295,097

318	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC – Francis Marion University Project, Series 2014A:
$1,020	5.000%, 8/01/22	No Opt. Call	Baa3	$1,140,421
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,164,924

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,450	5.250%, 8/01/24	8/23 at 100.00	BBB+	1,733,200
2,850	5.250%, 8/01/25	8/23 at 100.00	BBB+	3,364,995
3,500	5.250%, 8/01/26	8/23 at 100.00	BBB+	4,102,280
2,000	5.000%, 8/01/27	8/23 at 100.00	BBB+	2,305,620

1,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/21	No Opt. Call	AA–	1,205,490

1,125	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/22 (WI/DD, Settling 2/10/16)	No Opt. Call	AA–	1,378,834

5,250	Spartanburg County School District 2, South Carolina, General Obligation Bonds, Series 2015, 5.000%, 4/01/17	No Opt. Call	N/R	5,531,505
36,360	Total South Carolina			41,600,573

	South Dakota – 0.2%

	Deadwood, South Dakota, Certificates of Participation, Refunding Series 2012:
1,580	3.000%, 11/01/17	No Opt. Call	A	1,639,898
770	3.000%, 11/01/18	No Opt. Call	A	808,292

400	South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%, 6/01/20	No Opt. Call	AA+	464,852

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B:
400	4.000%, 11/01/19	No Opt. Call	A+	442,528
320	4.000%, 11/01/20	No Opt. Call	A+	358,794
500	4.000%, 11/01/21	No Opt. Call	A+	562,245
650	5.000%, 11/01/24	No Opt. Call	A+	799,331

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015:
650	5.000%, 11/01/20	No Opt. Call	A+	756,022
550	5.000%, 11/01/21	No Opt. Call	A+	653,131
535	5.000%, 11/01/22	No Opt. Call	A+	644,996
6,355	Total South Dakota			7,130,089

	Tennessee – 1.0%

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
225	2.000%, 12/01/16	No Opt. Call	AA+	227,916
710	4.000%, 12/01/20	No Opt. Call	AA+	803,351
740	4.000%, 12/01/21	No Opt. Call	AA+	850,179

	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015:
2,190	4.000%, 9/01/19	No Opt. Call	AA	2,415,023
1,510	4.000%, 9/01/20	No Opt. Call	AA	1,699,641

Nuveen Investments	319

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
$1,030	5.000%, 1/01/19	No Opt. Call	A	$1,145,360
2,500	5.000%, 1/01/20	No Opt. Call	A	2,858,250
1,500	4.000%, 1/01/21	No Opt. Call	A	1,678,410

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,335	3.000%, 11/01/17	No Opt. Call	BBB+	1,370,938
250	3.000%, 11/01/18	No Opt. Call	BBB+	259,323
1,070	4.000%, 11/01/19	No Opt. Call	BBB+	1,157,098
810	4.000%, 11/01/20	No Opt. Call	BBB+	887,865
500	4.000%, 11/01/21	No Opt. Call	BBB+	553,805
1,030	5.000%, 11/01/22	11/21 at 100.00	BBB+	1,195,336

	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012:
2,570	5.000%, 7/01/21	No Opt. Call	A+	3,078,937
1,870	5.000%, 7/01/22	No Opt. Call	A+	2,280,203

	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A:
5,000	5.000%, 9/01/16	No Opt. Call	A–	5,128,150
2,500	5.000%, 9/01/18	No Opt. Call	A–	2,740,175

7,560	Tennessee State, General Obligation Bonds, Series 2009A, 5.000%, 5/01/17	No Opt. Call	Aaa	7,989,862

1,000	Tennessee State, General Obligation Bonds, Series 2009A, 5.000%, 5/01/19 (Pre-refunded 5/01/17)	5/17 at 100.00	Aaa	1,056,190

230	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/18	No Opt. Call	A	252,867

1,400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/17	No Opt. Call	A	1,456,602

	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015:
1,680	3.000%, 6/01/18	No Opt. Call	AA–	1,755,214
1,100	4.000%, 6/01/19	No Opt. Call	AA–	1,203,081
1,260	4.000%, 6/01/20	No Opt. Call	AA–	1,408,277
41,570	Total Tennessee			45,452,053

	Texas – 6.3%

20,405	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series 2012A, 5.000%, 8/15/23	No Opt. Call	AAA	25,579,300

1,000	Canadian River Municipal Water Authority, Texas, Contract Revenue Bonds, Conjunctive Use Groundwater Supply Project, Subordinate Lien Series 2011, 5.000%, 2/15/16	No Opt. Call	AA	1,002,180

	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
1,000	5.000%, 9/01/21	No Opt. Call	AA–	1,181,640
650	5.000%, 9/01/22	No Opt. Call	AA–	780,013

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
2,595	5.000%, 11/01/20	No Opt. Call	A+	3,045,025
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	5,885,700

320	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$3,020	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	$3,748,273

9,000	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Refunding Series 2015A, 5.000%, 8/15/19	No Opt. Call	AA+	10,274,310

6,055	Harris County, Texas, General Obligation Bonds, Refunding Road Series 2009A, 5.250%, 10/01/18	No Opt. Call	AAA	6,759,015

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
700	5.000%, 11/15/19	No Opt. Call	A3	790,440
575	5.000%, 11/15/20	No Opt. Call	A3	664,223
450	5.000%, 11/15/21	No Opt. Call	A3	528,215

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
11,635	5.000%, 11/15/22 – AGM Insured	No Opt. Call	AA	14,142,924
8,630	5.000%, 11/15/23 – AGM Insured	No Opt. Call	AA	10,627,241
5,205	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	6,448,370

1,500	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Limited Tax Schoolhouse Series 2013A, 4.000%, 2/15/16	No Opt. Call	AAA	1,502,640

1,110	Houston, Texas, Airport System Revenue Bonds, Refunding Senior Lien Series 2009A, 5.000%, 7/01/16	No Opt. Call	AA–	1,131,323

2,900	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2014C, 5.000%, 5/15/20	No Opt. Call	AA	3,378,790

11,520	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA+	12,986,957

2,250	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B, 5.000%, 7/01/20	No Opt. Call	A	2,601,900

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
500	5.000%, 11/01/18 (Alternative Minimum Tax)	No Opt. Call	A1	551,380
1,000	5.000%, 11/01/19 (Alternative Minimum Tax)	No Opt. Call	A1	1,132,270
1,000	5.000%, 11/01/20 (Alternative Minimum Tax)	No Opt. Call	A1	1,159,690
1,000	5.000%, 11/01/21 (Alternative Minimum Tax)	No Opt. Call	A1	1,184,980
1,000	5.000%, 11/01/22 (Alternative Minimum Tax)	No Opt. Call	A1	1,202,060
1,455	5.000%, 11/01/23 (Alternative Minimum Tax)	No Opt. Call	A1	1,761,830
1,500	5.000%, 11/01/24 (Alternative Minimum Tax)	No Opt. Call	A1	1,823,625

3,055	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, Saint Joseph Health System, Refunding Series 2008B, 5.000%, 7/01/18	No Opt. Call	AA–	3,346,691

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,245	3.000%, 12/01/18	No Opt. Call	Baa2	1,250,914
1,510	4.000%, 12/01/21	No Opt. Call	Baa2	1,586,149

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
1,715	5.000%, 8/15/19	No Opt. Call	Aa2	1,947,520
2,785	5.000%, 8/15/21	No Opt. Call	Aa2	3,326,293
2,000	5.000%, 8/15/22	No Opt. Call	Aa2	2,433,760
5,480	5.000%, 8/15/23	8/22 at 100.00	Aa2	6,661,981

7,625	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24	9/21 at 100.00	AA+	9,159,226

Nuveen Investments	321

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
$4,000	5.000%, 1/01/22	No Opt. Call	A1	$4,798,000
4,945	5.000%, 1/01/23	No Opt. Call	A1	6,035,224
7,000	5.000%, 1/01/24	No Opt. Call	A1	8,612,030

575	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+ (4)	583,895

15,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/21	No Opt. Call	Aa1	17,883,000

5,000	San Antonio, Texas, General Obligation Bonds, General Improvement & Refunding Series 2015, 4.000%, 2/01/17	No Opt. Call	AAA	5,181,300

5,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/20	No Opt. Call	A3	6,346,065

	Texas Southmost College District, Texas, General Obligation Bonds, Limited Tax Refunding Series 2014A:
1,460	4.000%, 2/15/17	No Opt. Call	AA–	1,509,771
2,485	5.000%, 2/15/18	No Opt. Call	AA–	2,687,229
2,560	5.000%, 2/15/19	No Opt. Call	AA–	2,857,907
2,745	5.000%, 2/15/20	No Opt. Call	AA–	3,153,099

6,585	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/16	No Opt. Call	AAA	6,640,577

10,060	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A, 5.000%, 4/01/18	No Opt. Call	AAA	10,990,852

	Texas State Transportation Commission, Highway Fund Revenue Bonds, Refunding First Tier Series 2015:
8,520	4.000%, 10/01/18	No Opt. Call	AAA	9,248,716
5,000	5.000%, 10/01/19	No Opt. Call	AAA	5,740,750

2,695	Texas State, Public Financing Authority, General Obligation Bonds, Refunding Series 2009A, 5.000%, 10/01/17	No Opt. Call	AAA	2,895,023

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
4,475	5.250%, 11/01/17	No Opt. Call	Baa3	4,701,569
6,815	5.250%, 11/01/18	11/17 at 100.00	Baa3	7,153,228
7,550	5.250%, 11/01/20	11/17 at 100.00	Baa3	7,889,750

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,640	3.000%, 8/15/16	No Opt. Call	A	2,668,512
2,720	3.000%, 8/15/17	No Opt. Call	A	2,785,008
236,400	Total Texas			271,948,353

	Utah – 0.2%

2,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	2,120,320

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
875	5.000%, 9/01/16	No Opt. Call	A	897,243
500	5.000%, 9/01/17	No Opt. Call	A	531,110
515	5.000%, 9/01/18	No Opt. Call	A	564,085
1,250	5.000%, 9/01/19	No Opt. Call	A	1,409,750
1,090	5.000%, 9/01/20	No Opt. Call	A	1,253,664
2,065	5.000%, 9/01/21	No Opt. Call	A	2,426,788
8,295	Total Utah			9,202,960

322	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Vermont – 0.0%

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016A:
$500	3.000%, 12/01/17 (WI/DD, Settling 2/03/16)	No Opt. Call	A–	$519,945
700	3.000%, 12/01/18 (WI/DD, Settling 2/03/16)	No Opt. Call	A–	738,262
720	4.000%, 12/01/19 (WI/DD, Settling 2/03/16)	No Opt. Call	A–	794,102
1,920	Total Vermont			2,052,309

	Virgin Islands – 0.2%

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B:
4,375	5.000%, 10/01/16	No Opt. Call	BBB	4,489,800
4,000	5.000%, 10/01/17	No Opt. Call	BBB	4,237,080
8,375	Total Virgin Islands			8,726,880

	Virginia – 1.3%

10,855	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 3.000%, 10/01/18 (WI/DD, Settling 2/09/16)	No Opt. Call	AAA	11,494,685

8,900	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Company Project, Series 2010A, 2.150%, 12/01/41	No Opt. Call	BBB+	9,140,300

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA	1,142,210

6,000	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.750%, 11/01/35 (Mandatory put 5/16/19)	No Opt. Call	A2	6,089,280

1,025	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Refunding Series 2014B, 5.000%, 2/01/19	No Opt. Call	AA+	1,151,547

	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014:
1,000	5.000%, 10/01/17	No Opt. Call	A–	1,065,540
1,000	5.000%, 10/01/18	No Opt. Call	A–	1,098,230
1,000	5.000%, 10/01/19	No Opt. Call	A–	1,128,390

10,000	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory put 9/01/20)	No Opt. Call	A2	10,283,400

11,840	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.875%, 11/01/40	No Opt. Call	BBB+	12,038,202

2,765	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.875%, 5/01/33 (Mandatory put 5/16/19)	No Opt. Call	A2	2,819,083
55,385	Total Virginia			57,450,867

	Washington – 2.7%

10,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	12,465,799

5,000	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2015C, 5.000%, 7/01/25	No Opt. Call	Aa1	6,361,099

Nuveen Investments	323

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2015B:
$1,280	5.000%, 3/01/18	No Opt. Call	A+	$1,389,017
2,000	5.000%, 3/01/19	No Opt. Call	A+	2,240,359
1,000	5.000%, 3/01/20	No Opt. Call	A+	1,152,699
1,750	5.000%, 3/01/21	No Opt. Call	A+	2,068,639

4,230	Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2010B, 5.000%, 2/01/17	No Opt. Call	AA	4,424,029

	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B:
1,100	5.000%, 12/01/18	No Opt. Call	A+	1,220,482
1,500	5.000%, 12/01/20	No Opt. Call	A+	1,753,994
2,095	5.000%, 12/01/21	No Opt. Call	A+	2,502,099

3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	3,363,839

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
1,500	5.000%, 1/01/21	No Opt. Call	A	1,728,554
3,730	5.000%, 1/01/22	No Opt. Call	A	4,371,298
1,950	5.000%, 1/01/24	No Opt. Call	A	2,337,874
1,310	5.000%, 1/01/25	No Opt. Call	A	1,582,649

1,020	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21	No Opt. Call	A+	1,217,869

10,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B, 4.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA	11,362,999

10,675	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Refunding Series 2012B, 5.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA	12,727,908

2,600	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005D, 1.250%, 11/01/17	No Opt. Call	A–	2,623,035

6,000	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2008, 2.125%, 6/01/20	6/19 at 100.00	A–	6,102,299

20,070	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2013R-13C, 5.000%, 7/01/21	No Opt. Call	AA+	24,155,449

8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19 (Pre-refunded 7/01/18)	7/18 at 100.00	AA+ (4)	9,601,228
100,525	Total Washington			116,753,217

	West Virginia – 0.6%

6,210	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 1.625%, 10/01/22 (Mandatory put 10/01/18)	No Opt. Call	Baa1	6,227,761

10,570	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Refunding Series 2015A, 1.900%, 3/01/40	No Opt. Call	Baa1	10,680,457

5,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 2.250%, 1/01/41 (Mandatory put 9/01/16) (Alternative Minimum Tax)	No Opt. Call	Baa1	5,027,250

1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	A3	1,229,233

324	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$375	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/18 – AMBAC Insured	No Opt. Call	N/R	$403,665

2,480	West Virginia University, Revenue Bonds, West Virginia University Projects, Series 2000A, 0.000%, 4/01/17 – AMBAC Insured	No Opt. Call	Aa3	2,457,903
25,655	Total West Virginia			26,026,269

	Wisconsin – 2.0%

950	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A, 5.000%, 12/01/19	No Opt. Call	Aa3	1,086,562

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B, 4.000%, 11/15/43 (Mandatory put 3/01/18)	No Opt. Call	AA+	3,192,059

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010B:
5,000	5.000%, 7/15/17	No Opt. Call	A2	5,268,099
5,000	5.000%, 7/15/18	No Opt. Call	A2	5,420,049
5,680	5.000%, 7/15/19	No Opt. Call	A2	6,322,009

2,845	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2	3,265,917

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2012B:
590	4.000%, 8/15/17	No Opt. Call	AA–	619,623
1,465	5.000%, 8/15/18	No Opt. Call	AA–	1,614,195

6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2014A, 5.000%, 11/15/22	No Opt. Call	AA–	7,337,519

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2010:
1,475	5.000%, 12/01/16	No Opt. Call	AA–	1,524,367
1,555	5.000%, 12/01/17	No Opt. Call	AA–	1,655,950
1,635	5.000%, 12/01/18	No Opt. Call	AA–	1,790,079
1,710	5.000%, 12/01/19	No Opt. Call	AA–	1,918,123

5,240	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A2	5,473,127

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C:
500	5.000%, 8/15/16	No Opt. Call	AA	512,439
750	5.000%, 8/15/18	No Opt. Call	AA	826,184
315	5.000%, 8/15/20	No Opt. Call	AA	366,593
1,480	5.000%, 8/15/21	No Opt. Call	AA	1,757,203
55	5.000%, 8/15/23	8/22 at 100.00	AA	65,802

2,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/18	8/16 at 100.00	A–	2,101,188

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
7,085	5.250%, 5/01/20	5/19 at 100.00	AA–	8,109,277
5	5.375%, 5/01/25	5/19 at 100.00	AA–	5,701
2,820	5.750%, 5/01/29	5/19 at 100.00	AA–	3,237,923

9,815	Wisconsin State, Transportation Revenue Bonds, Refunding Series 2015-1, 5.000%, 7/01/18	No Opt. Call	AA+	10,826,827

Nuveen Investments	325

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
$5,000	5.000%, 7/01/21 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	$5,691,999
595	5.000%, 7/01/22 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	677,347
1,770	5.000%, 7/01/23 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	2,014,967

	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A:
670	5.000%, 7/01/25		7/24 at 100.00	A1	826,846
1,000	5.000%, 7/01/26		7/24 at 100.00	A1	1,226,688
700	5.000%, 7/01/27		7/24 at 100.00	A1	851,731
76,755	Total Wisconsin				85,586,393
$3,937,271	Total Municipal Bonds (cost $4,173,035,875)				4,292,177,489

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$132	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$3,950

35	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/55	N/R	1,051
$167	Total Corporate Bonds (cost $14,944)				5,001

Principal Amount (000)	Description (1), (8)				Value

	INVESTMENT COMPANIES – 0.5%

$5,150	Eaton Vance Municipal Bond Fund II, iMTP Shares				$5,148,249

14,450	Eaton Vance Pennsylvania Municipal Bond Fund, iMTP Shares				14,445,232
$19,600	Total Investment Companies (cost $19,600,000)				19,593,481
	Total Long-Term Investments (cost $4,192,650,819)				4,311,775,971

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.8%

	MUNICIPAL BONDS – 0.8%

	National – 0.0%

$1,424	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C, Variable Rate Demand Obligations, Series 2014, 0.710%, 11/15/17 (9)		No Opt. Call	A+	$1,412,638

	California – 0.3%

6,490	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (Alternative Minimum Tax) (9)		No Opt. Call	A-2	6,754,922

3,365	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory put 11/03/25) (Alternative Minimum Tax) (9)		No Opt. Call	A-2	3,507,205

500	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Tender Option Bond Floater 2015-ZF0184, 0.210%, 12/01/22 (9)		No Opt. Call	A-1	500,000
10,355	Total California				10,762,127

326	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois – 0.0%

$700	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Floater 2015-XM0114, Variable Rate Demand Obligations, 0.020%, 7/01/16 (9)	No Opt. Call	A-1	$700,000

	Missouri – 0.3%

14,820	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Tender Option Bond Trust DCL-017, Variable Rate Demand Obligations, 0.320%, 7/01/22 (9)	No Opt. Call	A-2	14,820,000

	Pennsylvania – 0.2%

23	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, Variable Rate Demand Obligations, 5.000%, 12/31/23 (9)	4/16 at 100.00	N/R	19,305

6,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14, Variable Rate Demand Obligations, 1.500%, 11/01/31 (Mandatory put 5/01/18) (9)	5/18 at 100.00	A-1	6,843,248
6,823	Total Pennsylvania			6,862,553
$34,122	Total Short-Term Investments (cost $34,122,003)			34,557,318
	Total Investments (cost $4,226,772,822) – 100.7%			4,346,333,289
	Other Assets Less Liabilities – (0.7)%			(28,928,272)
	Net Assets – 100%			$4,317,405,017

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$4,292,177,489	$—	$4,292,177,489
Corporate Bonds	—	—	5,001	5,001
Investment Companies	19,593,481	—	—	19,593,481
Short-Term Investments:
Municipal Bonds	—	34,557,318	—	34,557,318
Total	$19,593,481	$4,326,734,807	$5,001	$4,346,333,289

Nuveen Investments	327

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $4,224,126,287.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$125,531,892
Depreciation	(3,324,890)
Net unrealized appreciation (depreciation) of investments	$122,207,002

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (“SEC”) on its website at http://www.sec.gov.

(9)	Investment has a maturity of more than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

328	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 31, 2016